REGISTRATION STATEMENT NO. 333-72334
                                                                       811-08313

================================================================================

                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                  -------------

                                    FORM N-4

             REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933
                         POST-EFFECTIVE AMENDMENT NO. 3

                                       AND

         REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940
                                AMENDMENT NO. 11


            THE TRAVELERS SEPARATE ACCOUNT PF FOR VARIABLE ANNUITIES
                           (Exact name of Registrant)

                         THE TRAVELERS INSURANCE COMPANY
                               (Name of Depositor)

                 ONE CITYPLACE, HARTFORD, CONNECTICUT 06103-3415
              (Address of Depositor's Principal Executive Offices)

        Depositor's Telephone Number, including area code: (860) 308-1000

                                ERNEST J. WRIGHT
                         The Travelers Insurance Company
                                  One Cityplace
                        Hartford, Connecticut 06103-3415
                     (Name and Address of Agent for Service)

                                   -----------

Approximate Date of Proposed Public Offering: As soon as practicable following the effectiveness of the Registration Statement.

It is proposed that this filing will become effective (check appropriate box):

[ ] immediately upon filing pursuant to paragraph (b) of Rule 485.

[X] on May 3, 2004 pursuant to paragraph (b) of Rule 485.

[ ] __ days after filing pursuant to paragraph (a)(1) of Rule 485.

[ ] on ___________ pursuant to paragraph (a)(1) of Rule 485.

If appropriate, check the following box:

[ ] this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

                                     PART A

                      INFORMATION REQUIRED IN A PROSPECTUS

            TRAVELERS LIFE & ANNUITY PRIMELITE II ANNUITY PROSPECTUS THE TRAVELERS SEPARATE ACCOUNT PF FOR VARIABLE ANNUITIES
           THE TRAVELERS SEPARATE ACCOUNT PF II FOR VARIABLE ANNUITIES

This prospectus describes TRAVELERS LIFE & ANNUITY PRIMELITE II ANNUITY, an individual flexible premium deferred variable annuity contract (the "Contract") issued by The Travelers Insurance Company or The Travelers Life and Annuity Company. The Travelers Life and Annuity Company does not solicit or issue insurance products in the state of New York. Refer to the first page of your Contract for the name of your issuing company. The Contract is available in connection with certain retirement plans that qualify for special federal income tax treatment ("Qualified Contracts") as well as those that do not qualify for such treatment ("Non-qualified Contracts").

You can choose to have your premium ("Purchase Payments") accumulate on a variable and/or, subject to availability, fixed basis in one of our funding options. Your Contract Value before the Maturity Date and the amount of monthly income afterwards will vary daily to reflect the investment experience of the Variable Funding Options you select. You bear the investment risk of investing in the Variable Funding Options. The Variable Funding Options are:

AIM VARIABLE INSURANCE FUNDS, INC.                               SMITH BARNEY MULTIPLE DISCIPLINE TRUST
   AIM V.I. Capital Appreciation Fund -- Series II                  Multiple Discipline Portfolio -- All Cap Growth and Value
   AIM V.I. Premier Equity Fund -- Series II                        Multiple Discipline Portfolio -- Balanced All Cap Growth and
ALLIANCEBERNSTEIN VARIABLE PRODUCT SERIES FUND, INC.                  Value
   AllianceBernstein Premier Growth Portfolio -- Class B(1)         Multiple Discipline Portfolio -- Global All Cap Growth and Value
   AllianceBernstein Technology Portfolio -- Class B(2)             Multiple Discipline Portfolio -- Large Cap Growth and Value
AMERICAN FUNDS INSURANCE SERIES                                  THE TRAVELERS SERIES TRUST
   Global Growth Fund -- Class 2 Shares                             Convertible Securities Portfolio
   Growth Fund -- Class 2 Shares                                    MFS Mid Cap Growth Portfolio
   Growth-Income Fund -- Class 2 Shares                             Social Awareness Stock Portfolio
FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST             THE UNIVERSAL INSTITUTIONAL FUNDS, INC.
   Mutual Shares Securities Fund -- Class 2 Shares                  Equity and Income Portfolio, Class II
   Templeton Growth Securities Fund -- Class 2 Shares            TRAVELERS SERIES FUND INC.
GREENWICH STREET SERIES FUND                                        MFS Total Return Portfolio
   Appreciation Portfolio                                           Pioneer Strategic Income Portfolio(6)
   Fundamental Value Portfolio                                      SB Adjustable Rate Income Portfolio Smith Barney Class
OPPENHEIMER VARIABLE ACCOUNT FUNDS                                  Smith Barney Aggressive Growth Portfolio
   Oppenheimer Capital Appreciation Fund/VA -- Service Shares       Smith Barney High Income Portfolio
   Oppenheimer Main Street Fund/VA -- Service Shares(3)             Smith Barney International All Cap Growth Portfolio
PIONEER VARIABLE CONTRACTS TRUST                                    Smith Barney Large Cap Value Portfolio
   Pioneer Fund VCT Portfolio -- Class II Shares                    Smith Barney Large Capitalization Growth Portfolio
   Pioneer Mid Cap Value VCT Portfolio -- Class II Shares           Smith Barney Mid Cap Core Portfolio
PUTNAM VARIABLE TRUST                                               Smith Barney Money Market Portfolio
   Putnam VT International Equity Fund -- Class IB Shares(4)        Travelers Managed Income Portfolio
   Putnam VT Small Cap Value Fund -- Class IB Shares             VAN KAMPEN LIFE INVESTMENT TRUST
SMITH BARNEY ALLOCATION SERIES INC.                                 Comstock Portfolio Class II Shares
   Select Balanced Portfolio                                        Emerging Growth Portfolio Class II Shares
   Select Growth Portfolio                                          Growth and Income Portfolio Class II Shares
   Select High Growth Portfolio                                  VARIABLE ANNUITY PORTFOLIOS
SMITH BARNEY INVESTMENT SERIES                                      Smith Barney Small Cap Growth Opportunities Portfolio
   SB Government Portfolio -- Class A(5)                         VARIABLE INSURANCE PRODUCTS FUND
   Smith Barney Growth and Income Portfolio                         Equity-Income Portfolio -- Service Class 2
   Smith Barney Large Cap Core Portfolio                            Growth Portfolio -- Service Class 2
   Smith Barney Premier Selections All Cap Growth Portfolio      VARIABLE INSURANCE PRODUCTS FUND III
                                                                    Mid Cap Portfolio -- Service Class 2

--------------

(1)   Formerly Premier Growth Portfolio -- Class B               (4)   Formerly Putnam VT International Growth Fund -- Class IB
(2)   Formerly Technology Portfolio -- Class B                         Shares
(3)   Formerly Oppenheimer Main Street Growth & Income           (5)   Formerly Smith Barney Government Portfolio
      Fund/VA -- Service Shares                                  (6)   Formerly Putnam Diversified Income Portfolio

The Contract, certain Contract features and/or some of the funding options may not be available in all states. This prospectus provides the information that you should know before investing in the Contract. Please keep this prospectus for future reference. You can receive additional information about your Contract by requesting a copy of the Statement of Additional Information ("SAI") dated May 3, 2004. We filed the SAI with the Securities and Exchange Commission ("SEC"), and it is incorporated by reference into this prospectus. To request a copy, write to The Travelers Insurance Company, Annuity Service Center, One Cityplace, 3CP, Hartford, Connecticut 06103-3415, call (888) 556-5412 or access the SEC's website (http://www.sec.gov). See Appendix C for the SAI's table of contents.

NEITHER THE SECURITIES AND EXCHANGE COMMISSION NOR ANY STATE SECURITIES COMMISSION HAS APPROVED OR DISAPPROVED THESE SECURITIES OR THE ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

VARIABLE ANNUITY CONTRACTS ARE NOT DEPOSITS OF ANY BANK, AND ARE NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY.

                          PROSPECTUS DATED MAY 3, 2004

                                TABLE OF CONTENTS

 Glossary.......................................        3    Payment Options......................................    33
 Summary........................................        5       Election of Options...............................    33
 Fee Table......................................        8       Annuity Options...................................    33
 Condensed Financial Information................       13       Variable Liquidity Benefit........................    33
    The Annuity Contract........................       13    Miscellaneous Contract Provisions....................    34
    Contract Owner Inquiries....................       14       Right to Return...................................    34
    Purchase Payments...........................       14       Termination.......................................    34
    Accumulation Units..........................       14       Required Reports..................................    34
    The Variable Funding Options................       15       Suspension of Payments............................    34
 The Fixed Account..............................       20    The Separate Accounts................................    35
 Charges and Deductions.........................       20       Performance Information...........................    35
    General.....................................       20    Federal Tax Considerations...........................    35
    Withdrawal Charge...........................       21       General Taxation of Annuities.....................    36
    Free Withdrawal Allowance...................       22       Types of Contracts: Qualified and Non-qualified...    36
    Administrative Charges......................       22       Qualified Annuity Contracts.......................    36
    Mortality and Expense Risk Charge...........       22         Taxation of Qualified Annuity Contracts.........    36
    Variable Liquidity Benefit Charge...........       22         Mandatory Distributions for Qualified Plans.....    36
    Enhanced Stepped-Up Provision Charge........       23       Non-qualified Annuity Contracts...................    37
    Transfer Charge.............................       23         Diversification Requirements for Variable
    Variable Funding Option Expenses............       23           Annuities.....................................    37
    Premium Tax.................................       23         Ownership of the Investments....................    37
    Changes in Taxes Based upon Premium or                        Taxation of Death Benefit Proceeds..............    38
       Value....................................       23       Other Tax Considerations..........................    38
 Transfers......................................       23         Treatment of Charges for Optional Death
    Dollar Cost Averaging.......................       24           Benefits......................................    38
 Access to Your Money...........................       25         Penalty Tax for Premature Distribution..........    38
    Systematic Withdrawals......................       25         Puerto Rico Tax Considerations..................    38
    Loans.......................................       26         Non-Resident Aliens.............................    38
 Ownership Provisions...........................       26    Other Information....................................    39
 Types of Ownership.............................       26       The Insurance Companies...........................    39
    Contract Owner..............................       26       Financial Statements..............................    39
    Beneficiary.................................       26       Distribution of Variable Annuity Contracts........    39
    Annuitant...................................       26       Conformity with State and Federal Laws............    40
 Death Benefit..................................       27       Voting Rights.....................................    40
    Death Proceeds before the Maturity Date.....       27       Restrictions on Financial Transactions............    40
    Enhanced Stepped-Up Provision...............       28       Legal Proceedings and Opinions....................    40
    Payment of Proceeds.........................       28    Appendix A: Condensed Financial Information
    Spousal Contract Continuance................       30       Separate Account PF for Variable Annuities........   A-1
    Beneficiary Contract Continuance............       30    Appendix B: Condensed Financial Information
    Planned Death Benefit.......................       31       Separate Account PF II for Variable Annuities.....   B-1
    Death Proceeds after the Maturity Date......       31    Appendix C: The Fixed Account........................   C-1
 The Annuity Period.............................       31    Appendix D: Waiver of Withdrawal Charge for
    Maturity Date...............................       31       Nursing Home Confinement..........................   D-1
    Allocation of Annuity.......................       32    Appendix E: Contents of the Statement of
    Variable Annuity............................       32       Additional Information............................   E-1
    Fixed Annuity...............................       32

                                    GLOSSARY

ACCUMULATION UNIT -- an accounting unit of measure used to calculate the value of this Contract before Annuity Payments begin.

ANNUITANT -- the person on whose life the Maturity Date and Annuity Payments depend.

ANNUITY PAYMENTS -- a series of periodic payments (a) for life; (b) for life with a minimum number of payments; (c) for the joint lifetime of the Annuitant and another person, and thereafter during the lifetime of the survivor; or (d) for a fixed period.

ANNUITY UNIT -- an accounting unit of measure used to calculate the amount of Annuity Payments.

CASH SURRENDER VALUE -- the Contract Value less any withdrawal charge and premium tax not previously deducted.

CODE -- the Internal Revenue Code of 1986, as amended, and all related laws and regulations that are in effect during the term of this Contract.

CONTINGENT ANNUITANT -- the individual who becomes the Annuitant when the Annuitant who is not the owner dies prior to the Maturity Date.

CONTRACT DATE -- the date on which the Contract is issued.

CONTRACT OWNER (you) -- the person named in the Contract (on the specifications page) as the owner of the Contract.

CONTRACT VALUE -- Purchase Payments, plus or minus any investment experience on the amounts allocated to the variable funds or interest on amounts allocated to the Fixed Account, adjusted by any applicable charges and withdrawals.

CONTRACT YEARS -- twelve month periods beginning with the Contract Date.

DEATH REPORT DATE -- the day on which we have received 1) Due Proof of Death and
2) written payment instructions or election of spousal or beneficiary contract continuation.

DUE PROOF OF DEATH -- (i) a copy of a certified death certificate; (ii) a copy of a certified decree of a court of competent jurisdiction as to the finding of death; (iii) a written statement by a medical doctor who attended the deceased; or (iv) any other proof satisfactory to us.

FIXED ACCOUNT -- an account that consists of all of the assets under this Contract other than those in the Separate Account.

HOME OFFICE -- the Home Office of The Travelers Insurance Company or The Travelers Life and Annuity Company or any other office that we may designate for the purpose of administering this Contract.

MATURITY DATE -- the date on which the Annuity Payments are to begin.

PAYMENT OPTION -- an annuity or income option elected under your Contract.

PURCHASE PAYMENT -- any premium paid by you to initiate or supplement this Contract.

QUALIFIED CONTRACT -- a contract used in a retirement plan or program that is intended to qualify under Sections 401, 403, 408, or 414(d) of the Code.

SEPARATE ACCOUNT -- a segregated account registered with the Securities and Exchange Commission ("SEC"), the assets of which are invested solely in the Underlying Funds. The assets of the Separate Account are held exclusively for the benefit of Contract Owners.

SUBACCOUNT -- that portion of the assets of a Separate Account that is allocated to a particular Underlying Fund.

UNDERLYING FUND -- a portfolio of an open-end management investment company that is registered with the SEC in which the Subaccounts invest.

VALUATION DATE -- a date on which a Subaccount is valued.

VALUATION PERIOD -- the period between successive valuations.

VARIABLE FUNDING OPTION --a Subaccount of the Separate Account that invests in an Underlying Fund.

WE, US, OUR -- The Travelers Insurance Company or The Travelers Life and Annuity Company.

WRITTEN REQUEST -- written information sent to us in a form and content satisfactory to us and received at our Home Office.

YOU, YOUR -- the Contract Owner.

                                    SUMMARY:
                  TRAVELERS LIFE & ANNUITY PRIMELITE II ANNUITY

THIS SUMMARY DETAILS SOME OF THE MORE IMPORTANT POINTS THAT YOU SHOULD KNOW AND CONSIDER BEFORE PURCHASING THE CONTRACT. PLEASE READ THE ENTIRE PROSPECTUS CAREFULLY.

WHAT COMPANY WILL ISSUE MY CONTRACT? Your issuing company is either The Travelers Insurance Company or The Travelers Life and Annuity Company ("the Company," "We" or "Us"). The Travelers Life and Annuity Company does not solicit or issue insurance products in the state of New York. Refer to your Contract for the name of your issuing Company. Each company sponsors its own segregated account ("Separate Account"). The Travelers Insurance Company sponsors the Travelers Separate Account PF for Variable Annuities ("Separate Account PF"); The Travelers Life and Annuity Company sponsors the Travelers Separate Account PF II for Variable Annuities ("Separate Account PF II"). When we refer to the Separate Account, we are referring to either Separate Account PF or Separate Account PF II, depending upon your issuing Company.

You may only purchase a Contract in states where the Contract has been approved for sale. The Contract or some features may not currently be available for sale in all states.

CAN YOU GIVE ME A GENERAL DESCRIPTION OF THE CONTRACT? We designed the Contract for retirement savings or other long-term investment purposes. The Contract provides a death benefit as well as guaranteed payout options. You direct your payment(s) to one or more of the Variable Funding Options and/or to the Fixed Account that is part of our general account (the "Fixed Account"). We guarantee money directed to the Fixed Account as to principal and interest. The Variable Funding Options fluctuate with the investment performance of the Underlying Funds and are not guaranteed. You can also lose money in the Variable Funding Options.

The Contract, like all deferred variable annuity contracts, has two phases: the accumulation phase and the payout phase. During the accumulation phase generally, under a Qualified Contract, your pre-tax contribution accumulates on a tax-deferred basis and is taxed as income when you make a withdrawal, presumably when you are in a lower tax bracket. During the accumulation phase, under a Non-qualified Contract, earnings on your after-tax contribution accumulate on a tax-deferred basis and are taxed as income when you make a withdrawal. The payout phase occurs when you begin receiving payments from your Contract. The amount of money you accumulate in your Contract determines the amount of income ("Annuity Payments") you receive during the payout phase.

During the payout phase, you may choose one of a number of annuity options. You may receive income payments from the Variable Funding Options and/or the Fixed Account. If you elect variable income payments, the dollar amount of your payments may increase or decrease. Once you choose one of the annuity options or income options and begin to receive payments, it cannot be changed.

WHO CAN PURCHASE THIS CONTRACT? The Contract is currently available for use in connection with (1) individual non-qualified purchases; (2) rollovers from Individual Retirement Annuities (IRAs); (3) rollovers from other qualified retirement plans and (4) beneficiary-directed transfers of death proceeds from another contract. Qualified Contracts include contracts qualifying under Section 401(a), 403(b), or 408(b) of the Internal Revenue Code of 1986, as amended. Purchase of this Contract through a tax qualified retirement plan ("Plan") does not provide any additional tax-deferral benefits beyond those provided by the Plan. Accordingly, if you are purchasing this Contract through a Plan, you should consider purchasing this Contract for its death benefit, annuity option benefits, and other non-tax-related benefits.

You may purchase the Contract with an initial payment of at least $5,000. You may make additional payments of at least $100 at any time during the accumulation phase. No additional payments are allowed if this Contract is purchased with a beneficiary-directed transfer of death proceeds.

The ages of the owner and Annuitant determine which death benefits are available to you. See The Annuity Contract section for more information.

CAN I EXCHANGE MY CURRENT ANNUITY CONTRACT FOR THIS CONTRACT? The Code generally permits you to exchange one annuity contract for another in a "tax-free exchange." Therefore, you can transfer the proceeds from another annuity contract to purchase this Contract. Before making an exchange to acquire this Contract, you should carefully compare this Contract to your current contract. You may have to pay a surrender charge under your current contract to exchange it for this Contract, and this Contract has its own surrender charges that would apply to you. The other fees and charges under this Contract may be higher or lower and the benefits may be different than those of your current contract. In addition, you may have to pay federal income or penalty taxes on the exchange if it does not qualify for tax-free treatment. You should not exchange another contract for this Contract unless you determine, after evaluating all the facts, the exchange is in your best interests. Remember that the person selling you the Contract generally will earn a commission on the sale.

IS THERE A RIGHT TO RETURN PERIOD? If you cancel the Contract within twenty days after you receive it, you will receive a full refund of your Contract Value plus any Contract charges and premium taxes you paid (but not fees and charges assessed by the Underlying Funds). Where state law requires a different right to return period, or the return of Purchase Payments, the Company will comply. You bear the investment risk on the Purchase Payment allocated to a Variable Funding Option during the right to return period; therefore, the Contract Value we return may be greater or less than your Purchase Payment.

If you purchased your Contract as an Individual Retirement Annuity, and you return it within the first seven days after delivery, or longer if your state law permits, we will refund your full Purchase Payment. During the remainder of the right to return period, we will refund your Contract Value (including charges we assessed). We will determine your Contract Value at the close of business on the day we receive a Written Request for a refund.

CAN YOU GIVE A GENERAL DESCRIPTION OF THE VARIABLE FUNDING OPTIONS AND HOW THEY OPERATE? The Variable Funding Options represent Subaccounts of The Separate Account. At your direction, the Separate Account, through its Subaccounts, uses your Purchase Payments to purchase shares of one or more of the Underlying Funds that holds securities consistent with its own investment policy. Depending on market conditions, you may make or lose money in any of these Variable Funding Options.

You can transfer among the Variable Funding Options as frequently as you wish without any current tax implications. Currently there is no charge for transfers, nor a limit to the number of transfers allowed. We may, in the future, charge a fee for any transfer request, or limit the number of transfers allowed. At a minimum, we would always allow one transfer every six months. We reserve the right to restrict transfers that we determine will disadvantage other Contract Owners. You may transfer between the Fixed Account and the Variable Funding Options twice a year (during the 30 days after the six-month Contract Date anniversary), provided the amount is not greater than 15% of the Fixed Account value on that date.

WHAT EXPENSES WILL BE ASSESSED UNDER THE CONTRACT? The Contract has insurance features and investment features, and there are costs related to each. We deduct an administrative expense charge and a mortality and expense risk ("M&E") charge daily from amounts you allocate to the Separate Account. We deduct the administrative expense charge at an annual rate of 0.15% and deduct the M&E at an annual rate of 1.50%. We also deduct an annual Contract administrative charge of $30. Each Underlying Fund also charges for management costs and other expenses.

We will apply a withdrawal charge to withdrawals from the Contract, and will calculate it as a percentage of the Purchase Payments withdrawn. The maximum percentage is 8%, decreasing to 0% in years nine and later.

If you select the Enhanced Stepped-Up Provision, ("E.S.P."), an additional 0.25% annually will be deducted from amounts in the Variable Funding Options. This provision is not available when either the Annuitant or owner is age 76 or older on the Rider Effective Date.

Upon annuitization, if the Variable Liquidity Benefit is selected, there is a maximum charge of 8% of the amounts withdrawn. Please refer to Payment Options for a description of this benefit.

HOW WILL MY PURCHASE PAYMENTS AND WITHDRAWALS BE TAXED? Generally, the payments you make to a Qualified Contract during the accumulation phase are made with before-tax dollars. Generally, you will be taxed on your Purchase Payments and on any earnings when you make a withdrawal or begin receiving Annuity Payments. Under a Non-qualified Contract, payments to the Contract are made with after-tax dollars, and earnings will generally accumulate tax-deferred. You will be taxed on these earnings when they are withdrawn from the Contract. If you are younger than 59 1/2 when you take money out, you may be charged a 10% federal penalty tax on the amount withdrawn.

For owners of Qualified Contracts, if you reach a certain age, you may be required by federal tax laws to begin receiving payments from your annuity or risk paying a penalty tax. In those cases, we can calculate and pay you the minimum required distribution amounts.

HOW MAY I ACCESS MY MONEY? You can take withdrawals any time during the accumulation phase. Withdrawal charges may apply, as well as income taxes, and/or a penalty tax on amounts withdrawn.

WHAT IS THE DEATH BENEFIT UNDER THE CONTRACT? The death benefit applies upon the first death of the Contract Owner, joint owner, or Annuitant. Assuming you are the Annuitant, the death benefit is as follows: If you die before the Contract is in the payout phase, the person you have chosen as your beneficiary will receive a death benefit. We calculate the death benefit value at the close of the business day on which our Home Office receives (1) Due Proof of Death, (2) written payment instructions or the election of spousal or beneficiary contract continuance. Please refer to the Death Benefit section in the prospectus for more details.

WHERE MAY I FIND OUT MORE ABOUT ACCUMULATION UNIT VALUES? The Condensed Financial Information in Appendix A or Appendix B to this prospectus provides more information about Accumulation Unit Values.

ARE THERE ANY ADDITIONAL FEATURES? This Contract has other features you may be interested in. These include:

       o DOLLAR COST AVERAGING. This is a program that allows you to invest a fixed amount of money in Variable Funding Options each month, theoretically giving you a lower average cost per unit over time than a single one-time purchase. Dollar Cost Averaging requires regular investments regardless of fluctuating price levels, and does not guarantee profits or prevent losses in a declining market. Potential investors should consider their financial ability to continue purchases through periods of low price levels.

       o SYSTEMATIC WITHDRAWAL OPTION. Before the Maturity Date, you can arrange to have money sent to you at set intervals throughout the year. Of course, any applicable income and penalty taxes will apply on amounts withdrawn. Withdrawals in excess of the annual free withdrawal allowance may be subject to a withdrawal charge.

       o AUTOMATIC REBALANCING. You may elect to have the Company periodically reallocate the values in your Contract to match the rebalancing allocation selected..

       o SPOUSAL CONTRACT CONTINUANCE (SUBJECT TO AVAILABILITY). If your spouse is named as an owner and/or beneficiary, and you die prior to the Maturity Date, your spouse may elect to continue the Contract as owner rather than have the death benefit paid to the beneficiary. This feature applies to a spousal joint Contract Owner and/or beneficiary only.

       o ENHANCED STEPPED-UP PROVISION ("E.S.P."). For an additional charge, the total death benefit payable may be increased based on the earnings in your Contract.

       o BENEFICIARY CONTRACT CONTINUANCE (NOT PERMITTED FOR NON-NATURAL BENEFICIARIES). If you die before the Maturity Date, and if the value of any beneficiary's portion of the death benefit is between $20,000 and $1,000,000 as of the date of your death, that beneficiary(s) may elect to continue his/her portion of the Contract.

                                    FEE TABLE
--------------------------------------------------------------------------------

The following tables describe the fees and expenses that you will pay when buying, owning, and surrendering the Contract. The first table describes the fees and expenses that you will pay at the time that you buy the Contract, surrender the Contract, or transfer Contract Value between Variable Funding Options. Expenses shown do not include premium taxes, which may be applicable.

CONTRACT OWNER TRANSACTION EXPENSES

WITHDRAWAL CHARGE...............................................        8%(1)
(AS A PERCENTAGE OF THE PURCHASE PAYMENTS WITHDRAWN)

TRANSFER CHARGE..................................................       $10(2)
(ASSESSED ON TRANSFERS THAT EXCEED 12 PER YEAR)

VARIABLE LIQUIDITY BENEFIT CHARGE................................       8%(3)
(AS A PERCENTAGE OF THE PRESENT VALUE OF THE REMAINING ANNUITY PAYMENTS THAT ARE SURRENDERED. THE INTEREST RATE USED TO CALCULATE THIS PRESENT VALUE IS 1% HIGHER THAN THE ASSUMED (DAILY) NET INVESTMENT FACTOR USED TO CALCULATE THE ANNUITY PAYMENTS)

The next table describes the fees and expenses that you will pay periodically during the time that you own the Contract, not including Underlying Fund fees and expenses.

CONTRACT ADMINISTRATIVE CHARGES

ANNUAL CONTRACT ADMINISTRATIVE CHARGE............................       $30(4)

ANNUAL SEPARATE ACCOUNT CHARGES:
(AS A PERCENTAGE OF THE AVERAGE DAILY NET ASSETS OF THE SEPARATE ACCOUNT)

              WITHOUT E.S.P.                                              WITH E.S.P.
 Mortality & Expense Risk Charge................  1.50%   Mortality.&.Expense Risk Charge...............  1.50%
 Administrative Expense Charge..................  0.15%   Administrative Expense Charge.................  0.15%
                                                  -----   E.S.P. Charge.................................  0.25%
    Total Annual Separate Account                                                                         -----
    Charges.....................................  1.65%   Total.Annual.Separate Account Charges.........  1.90%

 --------------------

 (1) The withdrawal charge declines to zero after the Purchase Payment has been in the Contract for 8 years. The charge is as follows:

    YEARS SINCE PURCHASE PAYMENT MADE
-------------------------------------------
GREATER THAN OR EQUAL TO   BUT LESS THAN      WITHDRAWAL CHARGE
        0 years               2 years                8%
        2 years               4 years                7%
        4 years               5 years                6%
        5 years               6 years                5%
        6 years               7 years                4%
        7 years               8 years                3%
       8 + years                                     0%

(2)    We do not currently assess the transfer charge.

 (3) This withdrawal charge only applies when you surrender the Contract after beginning to receive Annuity Payments. The Variable Liquidity Benefit Withdrawal Charge declines to zero after eight years. The charge is as follows:

   YEARS SINCE INITIAL PURCHASE PAYMENT
-------------------------------------------
GREATER THAN OR EQUAL TO   BUT LESS THAN      WITHDRAWAL CHARGE
        0 years               2 years                8%
        2 years               4 years                7%
        4 years               5 years                6%
        5 years               6 years                5%
        6 years               7 years                4%
        7 years               8 years                3%
       8 + years                                     0%


 (4) We do not assess this charge if Contract Value is $50,000 or more on the fourth Friday of each August.

UNDERLYING FUND EXPENSES AS OF DECEMBER 31, 2003 (UNLESS OTHERWISE INDICATED):

The first table below shows the range (minimum and maximum) of the total annual operating expenses charged by all of the Underlying Funds, before any voluntary or contractual fee waivers and/or expense reimbursements. The second table shows each Underlying Fund's management fee, distribution and/or service fees (12b-1) if applicable, and other expenses. The Underlying Funds provided this information and we have not independently verified it. More detail concerning each Underlying Fund's fees and expenses is contained in the prospectus for each Underlying Fund. Current prospectuses for the Underlying Funds can be obtained by calling 1-800-842-9406.

MINIMUM AND MAXIMUM TOTAL ANNUAL UNDERLYING FUND OPERATING EXPENSES

                                                                        MINIMUM                        MAXIMUM
                                                              ----------------------------   ----------------------------
TOTAL ANNUAL FUND OPERATING EXPENSES
(expenses that are deducted from Underlying Fund
assets, including management fees, distribution
and/or service fees (12b-1) fees, and other expenses......               0.53%                          4.72%

UNDERLYING FUND FEES AND EXPENSES
(as a percentage of average daily net assets

                                                DISTRIBUTION                             CONTRACTUAL FEE      NET TOTAL
                                                   AND/OR                 TOTAL ANNUAL       WAIVER            ANNUAL
                                  MANAGEMENT   SERVICE (12b-1)   OTHER      OPERATING    AND/OR EXPENSE      OPERATING
UNDERLYING FUND:                     FEE            FEES        EXPENSES     EXPENSES    REIMBURSEMENT        EXPENSES
-----------------               -------------- --------------- ---------- ------------- ----------------- -----------------
AIM VARIABLE INSURANCE
FUNDS, INC.
   AIM V.I. Capital
     Appreciation Fund --
     Series II*................     0.61%          0.25%         0.24%        1.10%           --                  1.10%
   AIM V.I. Premier Equity
     Fund -- Series II*........     0.61%          0.25%         0.24%        1.10%           --                  1.10%
ALLIANCEBERNSTEIN VARIABLE
   PRODUCT SERIES FUND, INC.
   AllianceBernstein Premier
     Growth Portfolio --
     Class B*..................     1.00%          0.25%         0.05%        1.30%           --                   -- (1)
   AllianceBernstein
     Technology Portfolio --
     Class B*..................     1.00%          0.25%         0.12%        1.37%          0.25%                1.12%(1)
AMERICAN FUNDS INSURANCE SERIES
   Global Growth Fund -- Class
     2 Shares*.................     0.66%          0.25%         0.04%        0.95%           --                  0.95%
   Growth Fund -- Class 2
     Shares*...................     0.37%          0.25%         0.02%        0.64%           --                  0.64%
   Growth-Income Fund --
     Class 2 Shares*...........     0.33%          0.25%         0.01%        0.59%          0.00%                0.59%

                                                DISTRIBUTION                             CONTRACTUAL FEE      NET TOTAL
                                                   AND/OR                 TOTAL ANNUAL       WAIVER            ANNUAL
                                  MANAGEMENT   SERVICE (12b-1)   OTHER      OPERATING    AND/OR EXPENSE      OPERATING
UNDERLYING FUND:                     FEE            FEES        EXPENSES     EXPENSES    REIMBURSEMENT        EXPENSES
-----------------               -------------- --------------- ---------- ------------- ----------------- -----------------
FRANKLIN TEMPLETON VARIABLE
   INSURANCE PRODUCTS TRUST
   Mutual Shares Securities
     Fund -- Class 2 Shares*...     0.60%          0.25%         0.20%        1.05%           --                  1.05%(2)
   Templeton Growth Securities
     Fund -- Class 2 Shares*...     0.81%          0.25%         0.07%        1.13%           --                  1.13%(3)
GREENWICH STREET SERIES FUND
   Appreciation Portfolio......     0.75%           --           0.02%        0.77%           --                  0.77%
   Fundamental Value Portfolio.     0.75%           --           0.02%        0.77%           --                  0.77%
OPPENHEIMER VARIABLE ACCOUNT
   FUNDS
   Oppenheimer Capital
     Appreciation Fund/VA --
     Service Shares*...........     0.65%          0.25%         0.04%        0.94%           --                  0.94%
   Oppenheimer Main Street
     Fund/VA -- Service
     Shares* ..................     0.68%          0.25%         0.03%        0.96%           --                  0.96%
PIONEER VARIABLE CONTRACTS
   TRUST
   Pioneer Fund VCT Portfolio
     -- Class II Shares*.......     0.65%          0.25%         0.10%        1.00%           --                  1.00%
   Pioneer Mid Cap Value VCT
     Portfolio -- Class II
     Shares*...................     0.65%          0.25%         0.10%        1.00%           --                  1.00%
PUTNAM VARIABLE TRUST
   Putnam VT International
     Equity Fund -- Class IB
     Shares*...................     0.77%          0.25%         0.22%        1.24%           --                  1.24%(4)
   Putnam VT Small Cap Value
     Fund -- Class IB Shares*..     0.80%          0.25%         0.12%        1.17%           --                  1.17%(4)
SMITH BARNEY ALLOCATION
   SERIES INC.
   Select Balanced Portfolio...     0.35%           --           0.71%        1.06%           --                  1.06%(5)
   Select Growth Portfolio.....     0.35%           --           0.75%        1.10%           --                  1.10%(5)
   Select High Growth Portfolio     0.35%           --           0.81%        1.16%           --                  1.16%(5)
SMITH BARNEY INVESTMENT SERIES
   SB Government Portfolio --
     Class A...................     0.60%           --           0.08%        0.68%           --                  0.68%
   Smith Barney Growth and
     Income Portfolio..........     0.75%           --           0.12%        0.87%           --                  0.87%
   Smith Barney Large Cap Core
     Portfolio.................     0.75%           --           0.16%        0.91%           --                  0.91%
   Smith Barney Premier
     Selections All Cap Growth
     Portfolio.................     0.75%           --           0.15%        0.90%           --                  0.90%
SMITH BARNEY MULTIPLE
   DISCIPLINE TRUST
   Multiple Discipline
     Portfolio -- All Cap
     Growth and Value*.........     0.75%          0.25%         0.31%        1.31%           --                   --(13)
   Multiple Discipline
     Portfolio -- Balanced All
     Cap Growth and Value*.....     0.75%          0.25%         1.35%        2.35%           --                   --(13)
   Multiple Discipline
     Portfolio -- Global All
     Cap Growth and Value*.....     0.75%          0.25%         0.39%        1.39%           --                   --(13)
   Multiple Discipline
     Portfolio -- Large Cap
     Growth and Value*.........     0.75%          0.25%         1.35%        2.35%           --                   --(13)

                                                DISTRIBUTION                             CONTRACTUAL FEE      NET TOTAL
                                                   AND/OR                 TOTAL ANNUAL       WAIVER            ANNUAL
                                  MANAGEMENT   SERVICE (12b-1)   OTHER      OPERATING    AND/OR EXPENSE      OPERATING
UNDERLYING FUND:                     FEE            FEES        EXPENSES     EXPENSES    REIMBURSEMENT        EXPENSES
-----------------               -------------- --------------- ---------- ------------- ----------------- -----------------
THE TRAVELERS SERIES TRUST
   Convertible Securities
     Portfolio.................     0.60%           --           0.18%        0.78%           --                  0.78%(6)
   Merrill Lynch Large Cap
     Core Portfolio+...........     0.80%           --           0.19%        0.99%           --                  0.99%(7)
   MFS Mid Cap Growth Portfolio     0.80%           --           0.12%        0.92%           --                  0.92%(7)
   Social Awareness Stock
     Portfolio.................     0.62%           --           0.16%        0.78%           --                  0.78%(8)
THE UNIVERSAL INSTITUTIONAL
   FUNDS, INC.
   Equity and Income
     Portfolio, Class II*......     0.60%          0.35%         0.92%        1.87%           --                   --(13)
TRAVELERS SERIES FUND INC.
   MFS Total Return Portfolio..     0.80%           --           0.02%        0.82%           --                  0.82%
   Pioneer Strategic Income
     Portfolio.................     0.75%           --           0.25%        1.00%           --                  1.00%
   SB Adjustable Rate Income
     Portfolio Smith Barney
     Class*....................     0.60%          0.25%         3.87%        4.72%          3.72%                1.00%(9)
   Smith Barney Aggressive
     Growth Portfolio..........     0.80%           --           0.02%        0.82%           --                  0.82%
   Smith Barney High Income
     Portfolio.................     0.60%           --           0.09%        0.69%           --                  0.69%
   Smith Barney International
     All Cap Growth Portfolio..     0.90%           --           0.09%        0.99%           --                  0.99%
   Smith Barney Large Cap
     Value Portfolio...........     0.65%           --           0.04%        0.69%           --                  0.69%
   Smith Barney Large
     Capitalization Growth
     Portfolio.................     0.75%           --           0.04%        0.79%           --                  0.79%
   Smith Barney Mid Cap Core
     Portfolio.................     0.75%           --           0.10%        0.85%           --                  0.85%
   Smith Barney Money Market
     Portfolio.................     0.50%           --           0.03%        0.53%           --                  0.53%
   Travelers Managed Income
     Portfolio.................     0.65%           --           0.03%        0.68%           --                  0.68%
VAN KAMPEN LIFE INVESTMENT
   TRUST
   Comstock Portfolio Class II
     Shares*...................     0.60%          0.25%         0.05%        0.90%           --                  0.90%
   Emerging Growth Portfolio
     Class II Shares*..........     0.70%          0.25%         0.07%        1.02%           --                  1.02%
   Growth and Income Portfolio
     Class II Shares*..........     0.60%          0.25%         0.06%        0.91%           --                  0.91%
VARIABLE ANNUITY PORTFOLIOS
   Smith Barney Small Cap
     Growth Opportunities
     Portfolio.................     0.75%           --           0.40%        1.15%           --                   --(13)
VARIABLE INSURANCE PRODUCTS
   FUND
   Equity-Income Portfolio --
     Service Class 2*..........     0.48%          0.25%         0.09%        0.82%           --                   --(10)
   Growth Portfolio -- Service
     Class 2*..................     0.58%          0.25%         0.09%        0.92%           --                   --(11)

                                                DISTRIBUTION                             CONTRACTUAL FEE      NET TOTAL
                                                   AND/OR                 TOTAL ANNUAL       WAIVER            ANNUAL
                                  MANAGEMENT   SERVICE (12b-1)   OTHER      OPERATING    AND/OR EXPENSE      OPERATING
UNDERLYING FUND:                     FEE            FEES        EXPENSES     EXPENSES    REIMBURSEMENT        EXPENSES
-----------------               -------------- --------------- ---------- ------------- ----------------- -----------------
VARIABLE INSURANCE PRODUCTS
   FUND III
   Mid Cap Portfolio --
     Service Class 2*..........     0.58%          0.25%         0.12%        0.95%           --                 --(12)

--------------

 * The 12b-1 fees deducted from these classes cover certain distribution, shareholder support and administrative services provided by intermediaries (the insurance company, broker dealer or other service provider).

 +     Closed to new investors.

NOTES

 (1) Total portfolio operating expenses do not reflect Alliance's waiver of a portion of its advisory fee. This waiver is effective as of January 1, 2004 and the fee reduction is expected to continue for a period of at least five years.

 (2) While the maximum amount payable under the Fund's Class 2 rule 12b-1 plan is 0.35% per year of the Fund's Class 2 average annual net assets, the Fund's Board of Trustees has set the current rate at 0.25% per year.

 (3) The Fund administration fee is paid indirectly through the management fee. While the maximum amount payable under the Fund's Class 2 rule 12b-1 plan is 0.35% per year of the Fund's Class 2 average annual net assets, the Fund's Board of Trustees has set the current rate at 0.25% per year.

 (4) There was no fee waiver or expense reimbursement for 2003, but effective January 28, 2004 there will be a limit in effect. Effective January 28, 2004, Putnam Management has agreed to limit its compensation (and, to the extent necessary, bear other expenses) through December 31, 2004, to the extent that each fund's net expenses as a percentage of its net assets exceed the average expense ratio for the fund's Lipper peer group of funds underlying variable insurance products.

 (5) Each Portfolio of the Smith Barney Allocation Series Inc. (a "fund of funds") invests in the shares of other mutual funds ("underlying funds"). The Management Fee for each Portfolio is 0.35%. While the Portfolios have no direct expenses, the "Other Expenses" figure represents a weighted average of the total expense ratios of the underlying funds as of 1/31/04 (the fiscal year end of the Portfolios).

 (6) Fund has a voluntary waiver of 0.80%. Other Expenses include 0.06% administrative services fee the Fund pays to Travelers Insurance Company.

 (7) Fund has a voluntary waiver of 1.00%. Other Expenses include 0.06% administrative services fee the Fund pays to Travelers Insurance Company.

 (8) Fund has a voluntary waiver of 1.25%. Other Expenses include 0.06% administrative services fee the Fund pays to Travelers Insurance Company.

 (9) Pursuant to an agreement, the Investment Advisor has agreed, for the period of one year, commencing November 1, 2003, to limit its fee and to reimburse expenses to the extent necessary to limit total operating expenses to 1.00%.

 (10) A portion of the brokerage commissions that the fund pays may be reimbursed and used to reduce the fund's expenses. In addition, through arrangements with the fund's custodian, credits realized as a result of uninvested cash balances are used to reduce the fund's custodian expenses. Including these reductions, the total class operating expenses would have been 0.81%. These offsets may be discontinued at any time.

 (11) A portion of the brokerage commissions that the fund pays may be reimbursed and used to reduce the fund's expenses. Including this reduction, the total class operating expenses would have been 0.89%. These offsets may be discountinued as any time.

 (12) A portion of the brokerage commissions that the fund pays may be reimbursed and used to reduce the fund's expenses. In addition, through arrangements with the fund's custodian, credits realized as a result of uninvested cash balances are used to reduce the fund's custodian expenses. Including these reductions, the total class operating expenses would have been 0.93%. These offsets may be discontinued at any time.

 (13) The table below shows the amount of the waiver or reimbursement and the net total annual operating expenses for Underlying Funds that have entered into a voluntary fee waiver and/or expense reimbursement arrangement. The net total annual operating expense figure reflects the fee waivers and/or expense reimbursements that were in effect as of the Underlying Fund's fiscal year end. However, as these arrangements are voluntary, they may be changed or terminated at any time, in which case the Underlying Fund would be subject to different net total annual operating expenses. Without such waivers performance would be lower.

                                                                               VOLUNTARY FEE
                                                                               WAIVER AND/OR
                                                                                 EXPENSE              NET TOTAL ANNUAL
FUNDING OPTION                                                                 REIMBURSEMENT          OPERATING EXPENSES
--------------------                                                      -----------------------  ------------------------
Multiple Discipline Portfolio -- All Cap Growth and Value.............             0.31%                     1.00%
Multiple Discipline Portfolio -- Balanced All Cap Growth and Value....             1.35%                     1.00%
Multiple Discipline Portfolio -- Global All Cap Growth and Value......             0.39%                     1.00%
Multiple Discipline Portfolio -- Large Cap Growth and Value...........             1.35%                     1.00%
Equity and Income Portfolio, Class II.................................             0.87%                     1.00%
Smith Barney Small Cap Growth Opportunities Portfolio.................             0.25%                     0.90%
Equity-Income Portfolio -- Service Class 2............................             0.01%                     0.81%
Growth Portfolio -- Service Class 2...................................             0.03%                     0.89%
Mid Cap Portfolio -- Service Class 2..................................             0.02%                     0.93%

EXAMPLES

These examples are intended to help you compare the cost of investing in the Contract with the cost of investing in other variable annuity Contracts. These costs include Contract Owner transaction expenses, Contract fees, separate account annual expenses, and Underlying Fund total annual operating expenses. These examples do not represent past or future expenses. Your actual expenses may be more or less than those shown.

These examples assume that you invest $10,000 in the Contract for the time periods indicated and that your investment has a 5% return each year. The examples reflect the annual Contract administrative charge, factoring in that the charge is waived for contracts over a certain value. Additionally, the examples are based on the minimum and maximum Underlying Fund total annual operating expenses shown above, and do not reflect any Underlying Fund fee waivers and/or expense reimbursements.

The examples assume you have elected all of the available optional benefits and that you have allocated all of your Contract Value to either the Underlying Fund with the maximum total annual operating expenses or the Underlying Fund with the minimum total annual operating expenses. Your actual expenses will be less than those shown if you do not elect all of the available optional benefits.

EXAMPLE

                                           IF CONTRACT IS SURRENDERED AT THE END      IF CONTRACT IS NOT SURRENDERED OR
                                                      OF PERIOD SHOWN               ANNUITIZED AT THE END OF PERIOD SHOWN
                                          ---------------------------------------  ---------------------------------------
FUNDING OPTION                             1 YEAR   3 YEARS   5 YEARS   10 YEARS    1 YEAR   3 YEARS   5 YEARS   10 YEARS
----------------                          --------  --------  -------- ----------  --------  -------- --------- ----------
Underlying Fund with Maximum Total         1460      2646      3791      6127        660      1946      3191      6127
Annual Operating Expenses..............
Underlying Fund with Minimum Total
Annual Operating Expenses..............    1049      1467      1911      2797        249       767      1311      2797

                         CONDENSED FINANCIAL INFORMATION
--------------------------------------------------------------------------------

See Appendices A and B.

                              THE ANNUITY CONTRACT
--------------------------------------------------------------------------------

Travelers Life & Annuity PrimElite II Annuity is a Contract between the Contract Owner ("you") and the Company. This is the prospectus -- it is not the Contract. The prospectus highlights many Contract provisions to focus your attention on the Contract's essential features. Your rights and obligations under the Contract will be determined by the language of the Contract itself. When you receive your Contract, we suggest you read it promptly and carefully. There may be differences in your Contract from the descriptions in this prospectus because of the requirements of the state where we issued your Contract. We will include any such differences in your Contract.

The Company offers several different annuities that your investment professional may be authorized to offer to you. Each annuity offers different features and benefits that may be appropriate for you. In particular, the annuities differ based on variations in the standard and optional death benefit protection provided for your beneficiaries, the availability of optional living benefits, the ability to access your Contract Value if necessary and the charges that you will be subject to if you make a withdrawal or surrender the annuity. The separate account charges and other charges may be different between each annuity we offer. Optional death benefits and living benefits are subject to a separate charge for the additional protections they offer to you and your beneficiaries. Furthermore, annuities that offer greater flexibility to access your Contract Value generally are subject to higher separate account charges than annuities that deduct charges if you make a withdrawal or surrender.

We encourage you to evaluate the fees, expenses, benefits and features of this annuity against those of other investment products, including other annuity products offered by us and other insurance companies. Before purchasing this or any other investment product you should consider whether the product you purchase is consistent with your risk tolerance, investment objectives, investment time horizon, financial and tax situation, liquidity needs and how you intend to use the annuity.

You make Purchase Payments to us and we credit them to your Contract. We promise to pay you an income, in the form of Annuity Payments, beginning on a future date that you choose, the Maturity Date. The Purchase Payments accumulate tax deferred in the funding options of your choice. We offer multiple Variable Funding Options. We may also offer a Fixed Account option. Where permitted by law, we reserve the right to restrict Purchase Payments into the Fixed Account whenever the credited interest rate on the Fixed Account is equal to the minimum guaranteed interest rate specified under the Contract. The Contract Owner assumes the risk of gain or loss according to the performance of the Variable Funding Options. The Contract Value is the amount of Purchase Payments, plus or minus any investment experience on the amounts you allocate to the Separate Account ("Separate Account Contract Value") or interest on the amounts you allocate to the Fixed Account ("Fixed Account Contract Value"). The Contract Value also reflects all withdrawals made and charges deducted. There is generally no guarantee that at the Maturity Date the Contract Value will equal or exceed the total Purchase Payments made under the Contract. The date the Contract and its benefits become effective is referred to as the Contract Date. Each 12-month period following the Contract Date is called a Contract Year.

Certain changes and elections must be made in writing to the Company. Where the term "Written Request" is used, it means that you must send written information to our Home Office in a form and content satisfactory to us.

The ages of the owner and Annuitant determine which death benefits and certain optional features are available to you.

                                                   MAXIMUM AGE BASED ON THE OLDER OF THE OWNER AND
      DEATH BENEFIT/OPTIONAL FEATURE               ANNUITANT ON THE CONTRACT DATE
     -----------------------------------------    --------------------------------------------------
      Standard Death Benefit                                              85
      Enhanced Stepped-Up Provision  (E.S.P)                              75

Purchase of this Contract through a tax qualified retirement plan or IRA does not provide any additional tax deferral benefits beyond those provided by the plan or the IRA. Accordingly, if you are purchasing this Contract through a plan or IRA, you should consider purchasing this Contract for its Death Benefit, Annuity Option Benefits, and other non-tax-related benefits. You should consult with your financial adviser to determine if this Contract is appropriate for you.

CONTRACT OWNER INQUIRIES

Any questions you have about your Contract should be directed to our Home Office at (888) 556-5412.

PURCHASE PAYMENTS

Your initial Purchase Payment is due and payable before the Contract becomes effective. The initial Purchase Payment must be at least $5,000. You may make additional payments of at least $100 at any time. No additional payments are allowed if this Contract is purchased with a beneficiary-directed transfer of death benefit proceeds. Under certain circumstances, we may waive the minimum Purchase Payment requirement. Purchase Payments over $1,000,000 may be made only with our prior consent.

We will apply the initial Purchase Payment less any applicable premium tax (net Purchase Payment) within two business days after we receive it in good order at our Home Office. We will credit subsequent Purchase Payments to a Contract on the same business day we receive it, if it is received in good order by our Home Office by 4:00 p.m. Eastern time. A business day is any day that the New York Stock Exchange is open for regular trading (except when trading is restricted due to an emergency as defined by the Securities and Exchange Commission).

ACCUMULATION UNITS

The period between the Contract Date and the Maturity Date is the Accumulation Period. During the Accumulation Period, an Accumulation Unit is used to calculate the value of a Contract. Each Variable Funding Option has a corresponding Accumulation Unit value. The Accumulation Units are valued each business day and their values may increase or decrease from day to day. The number of Accumulation Units we will credit to your Contract once we receive a Purchase Payment is determined by dividing the amount directed to each Variable Funding Option by the value of its Accumulation Unit. We calculate the value of an Accumulation Unit for each Variable Funding Option each day the New York Stock Exchange is open. The values are calculated as of 4:00 p.m. Eastern time. After the value is calculated, we credit your Contract. During the Annuity Period (i.e., after the Maturity Date), you are credited with Annuity Units.

THE VARIABLE FUNDING OPTIONS

You choose the Variable Funding Options to which you allocate your Purchase Payments. These Variable Funding Options are Subaccounts of the Separate Account. The Subaccounts invest in the Underlying Funds. You are not investing directly in the Underlying Fund. Each Underlying Fund is a portfolio of an open-end management investment company that is registered with the SEC under the Investment Company Act of 1940. These Underlying Funds are not publicly traded and are offered only through variable annuity and variable life insurance products. They are not the same retail mutual funds as those offered outside of a variable annuity or variable life insurance product, although the investment practices and fund names may be similar, and the portfolio managers may be identical. Accordingly, the performance of the retail mutual fund is likely to be different from that of the Underlying Fund, and Contract Owners should not compare the two.

The Underlying Funds offered though this product are selected by the Company based on several criteria, including asset class coverage, the strength of the manager's reputation and tenure, brand recognition, performance, and the capability and qualification of each sponsoring investment firm. Another factor the Company considers during the initial selection process is whether the Underlying Fund or an affiliate of the Underlying Fund will compensate the Company for providing administrative, marketing, and support services that would otherwise be provided by the Fund, the Fund's investment advisor, or its distributor. Finally, when the Company develops a variable annuity product in cooperation with a fund family or distributor (e.g. a "private label" product), the Company will generally include Underlying Funds based on recommendations made by the fund family or distributor, whose selection criteria may differ from the Company's selection criteria.

Each Underlying Fund is reviewed periodically after having been selected. Upon review, the Company may remove an Underlying Fund or restrict allocation of additional Purchase Payments to an Underlying Fund if the Company determines the Underlying Fund no longer meets one or more of the criteria and/or if the Underlying Fund has not attracted significant contract owner assets.

In addition, if any of the Underlying Funds become unavailable for allocating Purchase Payments, or if we believe that further investment in an Underlying Fund is inappropriate for the purposes of the Contract, we may substitute another funding option. However, we will not make any substitutions without notifying you and obtaining any state and SEC approval, if necessary. From time to time we may make new funding options available.

You will find detailed information about the Underlying Funds and their inherent risks in the current prospectuses for the Underlying Funds. Since each option has varying degrees of risk, please read the prospectuses carefully. There is no assurance that any of the Underlying Funds will meet its investment objectives. Contact your registered representative or call 1-800-842-9406 to request copies of the prospectuses.

ADMINISTRATIVE, MARKETING AND SUPPORT SERVICE FEES. As described above, the Company and TDLLC have arrangements with the investment adviser, subadviser, distributor, and/or affiliated companies of most of the Underlying Funds under which the Company and TDLLC receive payments in connection with our provision of administrative, marketing or other support services to the Funds. Proceeds of these payments may be used for any corporate purpose, including payment of expenses that the Company and TDLLC incur in promoting, issuing, distributing and administering the contracts. The Company and its affiliates may profit from these fees.

The payments are generally based on a percentage of the average assets of each Underlying Fund allocated to the Variable Funding Options under the Contract or other contracts offered by the Company. The amount of the fee that an Underlying Fund and its affiliates pay the Company and/or the Company's affiliates is negotiated and varies with each Underlying Fund. Aggregate fees relating to the different Underlying Funds may be as much as 0.60% of the average net assets of an Underlying Fund attributable to the relevant contracts. A portion of these payments may come from revenue derived from the Distribution and/or Service Fees (12b-1 fees) that are paid by an Underlying Fund out its assets as part of its Total Annual Operating Expenses.

The current Variable Funding Options are listed below, along with their investment advisers and any subadviser:

               FUNDING                                   INVESTMENT                               INVESTMENT
                OPTION                                   OBJECTIVE                            ADVISER/SUBADVISER
---------------------------------------   -----------------------------------------   ------------------------------------
AIM VARIABLE INSURANCE FUNDS, INC.
   AIM V.I. Capital Appreciation Fund     Seeks growth of capital. The Fund           A I M Advisers, Inc.
     -- Series II                         normally invests in common stocks of
                                          companies that may benefit from new or
                                          innovative products, services or
                                          processes and those that have
                                          above-average long-term earnings growth.

   AIM V.I. Premier Equity Fund --        Seeks to achieve long term growth of        A I M Advisers, Inc.
     Series II                            capital. Income is a secondary
                                          objective. The Fund normally invests in
                                          equity securities, including
                                          convertible securities.
ALLIANCEBERNSTEIN VARIABLE PRODUCT
   SERIES FUND, INC.
   AllianceBernstein Premier Growth       Seeks growth of capital. The Fund           Alliance Capital Management L.P.
     Portfolio -- Class B                 normally invests in equity securities
                                          of a relatively small number of
                                          intensely researched U.S. companies.

   AllianceBernstein Technology           Seeks growth of capital. The Fund           Alliance Capital Management L.P.
     Portfolio -- Class B                 normally invests in companies that use
                                          technology extensively in the
                                          development of new or improved products
                                          or processes.
AMERICAN FUNDS INSURANCE SERIES
   Global Growth Fund -- Class 2          Seeks capital appreciation. The Fund        Capital Research and Management
     Shares                               normally invests in common stocks of        Co. ("CRM")
                                          companies located around the world.

   Growth Fund -- Class 2 Shares          Seeks capital appreciation. The Fund        Capital Research and Management Co.
                                          normally invests in common stocks of
                                          companies that appear to offer superior
                                          opportunities for growth of capital.

   Growth-Income Fund -- Class 2          Seeks capital appreciation and income.      Capital Research and Management Co.
     Shares                               The Fund normally invests in common
                                          stocks or other securities that
                                          demonstrate the potential for
                                          appreciation and/or dividends.
FRANKLIN TEMPLETON VARIABLE INSURANCE
   PRODUCTS TRUST
   Mutual Shares Securities Fund --       Seeks capital appreciation. Income is a     Franklin Mutual Advisers, LLC
     Class 2 Shares                       secondary objective. The Fund normally
                                          invests in equity securities of
                                          companies believed to be undervalued.

   Templeton Growth Securities Fund       Seeks long-term capital growth. The         Templeton Global Advisors Limited
     -- Class 2 Shares                    Fund normally invests in equity
                                          securities of companies located
                                          anywhere in the world, including the
                                          U.S. and emerging markets.
GREENWICH STREET SERIES FUND
   Appreciation Portfolio                 Seeks long- term appreciation of            Smith Barney Fund Management LLC
                                          capital. The Fund normally invests in       ("SBFM")
                                          equity securities of U.S. companies.

   Fundamental Value Portfolio            Seeks long-term capital growth. Current     SBFM
                                          income is a secondary consideration.
                                          The Fund normally invests in common
                                          stocks, and common stock equivalents of
                                          companies, believed to be undervalued.
OPPENHEIMER VARIABLE ACCOUNT FUNDS
   Oppenheimer Capital Appreciation       Seeks capital appreciation. The Fund        OppenheimerFunds, Inc.
     Fund/VA -- Service Shares            normally invests in the common stocks
                                          of growth companies that may be new
                                          companies or well-established companies.

   Oppenheimer Main Street Fund/VA --     Seeks high total return. The Fund           OppenheimerFunds, Inc.
     Service Shares                       normally invests in common stocks of
                                          U.S. companies and it may invest in
                                          debt securities, as well.

               FUNDING                                   INVESTMENT                               INVESTMENT
                OPTION                                   OBJECTIVE                            ADVISER/SUBADVISER
---------------------------------------   -----------------------------------------   ------------------------------------
PIONEER VARIABLE CONTRACTS TRUST
   Pioneer Fund VCT Portfolio --          Seeks reasonable income and capital         Pioneer Investment Management,
     Class II Shares                      growth. The Fund normally invests in        Inc. ("Pioneer")
                                          equity securities believed to be
                                          selling at reasonable prices or
                                          discounts to their underlying values.

   Pioneer Mid Cap Value VCT              Seeks capital appreciation. The Fund        Pioneer Investment Management, Inc.
     Portfolio -- Class II Shares         normally invests in the equity
                                          securities of mid-size companies.
PUTNAM VARIABLE TRUST
   Putnam VT International Equity         Seeks capital appreciation. The Fund        Putnam Investment Management
     Fund -- Class IB Shares              normally invests in common stocks of        ("Putnam")
                                          companies outside the U.S.

   Putnam VT Small Cap Value Fund --      Seeks capital appreciation. The Fund        Putnam Investment Management
     Class IB Shares                      normally invests in the common stocks
                                          of U.S. companies believed to be
                                          undervalued in the market.
SMITH BARNEY ALLOCATION SERIES INC.
   Select Balanced Portfolio              Seeks a balance of growth of capital        Travelers Investment Adviser, Inc.
                                          and income. The Fund is a "fund of          ("TIA")
                                          funds." Rather than investing directly
                                          in securities, the Fund normally
                                          invests in other Smith Barney equity
                                          and fixed-income mutual funds.

   Select Growth Portfolio                Seeks long-term growth of capital. The      Travelers Investment Adviser, Inc.
                                          Fund is a "fund of funds." Rather than
                                          investing directly in securities, the
                                          Fund normally invests in other Smith
                                          Barney mutual funds, which are
                                          primarily equity funds.

   Select High Growth Portfolio           Seeks capital appreciation. The Fund is     Travelers Investment Adviser, Inc.
                                          a "fund of funds." Rather than
                                          investing directly in securities, the
                                          Fund normally invests in other Smith
                                          Barney mutual funds, which are
                                          primarily fixed-income funds.
SMITH BARNEY INVESTMENT SERIES
   SB Government Portfolio -- Class A     Seeks high current return consistent        Smith Barney Fund Management LLC
                                          with preservation of capital. The Fund      ("SBFM")
                                          normally invests in debt securities
                                          issued or guaranteed by the U.S.
                                          government, its agencies or
                                          instrumentalities.

   Smith Barney Growth and Income         Seeks reasonable growth and income. The     Smith Barney Fund Management LLC
     Portfolio                            Fund normally invests in equity
                                          securities of large U.S companies that
                                          provide dividend or interest income.

   Smith Barney Large Cap Core            Seeks capital appreciation. The Fund        Smith Barney Fund Management LLC
     Portfolio                            normally invests in the equity
                                          securities of U.S. companies with large
                                          market capitalizations.

   Smith Barney Premier Selections        Seeks long term capital growth. The         Smith Barney Fund Management LLC
     All Cap Growth Portfolio             Fund consists of a Large Cap Growth
                                          segment, Mid Cap Growth segment and
                                          Small Cap Growth segment. All three
                                          segments normally invest in equity
                                          securities. The Large Cap Growth
                                          segment invests in large sized
                                          companies. The Mid Cap Growth segment
                                          invests in medium sized companies. The
                                          Small Cap Growth segment invests in
                                          small sized companies.

               FUNDING                                   INVESTMENT                               INVESTMENT
                OPTION                                   OBJECTIVE                            ADVISER/SUBADVISER
---------------------------------------   -----------------------------------------   ------------------------------------
SMITH BARNEY MULTIPLE DISCIPLINE TRUST
   Multiple Discipline Portfolio --       Seeks long-term growth of capital. The      Smith Barney Fund Management LLC
     All Cap Growth and Value             Fund normally invests in equity             ("SBFM")
                                          securities within all market
                                          capitalization ranges. The Fund
                                          consists of two segments. The All Cap
                                          Growth segment combines the growth
                                          potential of small to medium companies
                                          with the stability of high-quality
                                          large company growth stocks. The All
                                          Cap Value segment invests in companies
                                          whose market prices are attractive in
                                          relation to their business fundamentals.

   Multiple Discipline Portfolio --       Seeks long-term growth of capital           Smith Barney Fund Management LLC
     Balanced All Cap Growth and Value    balanced principal preservation. The
                                          Fund normally invests in equity and
                                          fixed-income growth securities. The
                                          Fund consists of three segments. The
                                          All Cap Growth segment combines the
                                          growth potential of small to medium
                                          companies with the stability of
                                          high-quality large company growth
                                          stocks. The All Cap Value segment
                                          invests in companies whose market
                                          prices are attractive in relation to
                                          their business fundamentals. The
                                          Government Securities Management
                                          (7-Year) segment invests in short and
                                          intermediate term U.S. government
                                          securities with an average maturity of
                                          7 years.

   Multiple Discipline Portfolio --       Seeks long-term growth of capital. The      Smith Barney Fund Management LLC
     Global All Cap Growth and Value      Fund normally invests in equity
                                          securities. The Fund consists of four
                                          segments. The Large Cap Growth segment
                                          focuses on high-quality stocks with
                                          consistent growth. The Large Cap Value
                                          segment invests in established
                                          undervalued companies. The Mid/Small
                                          Cap Growth segment invests in small and
                                          medium sized companies with strong
                                          fundamentals and earnings growth
                                          potential. The International/ADR
                                          segment seeks to build long-term
                                          well-diversified portfolios with
                                          exceptional risk/reward characteristics.

   Multiple Discipline Portfolio --       Seeks long-term growth of capital. The      Smith Barney Fund Management LLC
     Large Cap Growth and Value           Fund normally invests in equity
                                          securities of companies with large
                                          market capitalizations. The Fund
                                          consists of two segments. The Large Cap
                                          Growth segment focuses on high-quality
                                          stocks with consistent growth. The
                                          Large Cap Value segment invests in
                                          established undervalued companies.
THE TRAVELERS SERIES TRUST
   Convertible Securities Portfolio       Seeks current income and capital            Travelers Asset Management
                                          appreciation. The Fund normally invests     International Company LLC ("TAMIC")
                                          in convertible securities.

   Merrill Lynch Large Cap Core           Seeks long-term capital growth. The         TAMIC
     Portfolio+                           Fund normally invests in a diversified      Subadviser: Merrill Lynch
                                          portfolio of equity securities of large     Investment Managers, L.P. ("MLIM")
                                          cap companies located in the United
                                          States.

   MFS Mid Cap Growth Portfolio           Seeks long term growth of capital. The      TAMIC
                                          Fund normally invests in equity             Subadviser: MFS
                                          securities of companies with medium
                                          market capitalization that are believed
                                          to have above average growth potential.

   Social Awareness Stock Portfolio       Seeks long term capital appreciation        Smith Barney Fund Management LLC
                                          and retention of net investment income.     ("SBFM")
                                          The Fund normally invests in equity
                                          securities. The Fund seeks companies
                                          that meet certain investment criteria
                                          and social criteria.

               FUNDING                                   INVESTMENT                               INVESTMENT
                OPTION                                   OBJECTIVE                            ADVISER/SUBADVISER
---------------------------------------   -----------------------------------------   ------------------------------------
THE UNIVERSAL INSTITUTIONAL FUNDS, INC.
   Equity and Income Portfolio, Class II  Seeks both capital appreciation and         Morgan Stanley
                                          current income. The Fund normally
                                          invests in income-producing equity
                                          instruments (including common stocks,
                                          preferred stocks and convertible
                                          securities) and investment grade fixed
                                          income securities.
TRAVELERS SERIES FUND INC.
   MFS Total Return Portfolio             Seeks above average income consistent       TIA
                                          with the prudent employment of capital.     Subadviser: MFS
                                          Secondarily, seeks growth of capital
                                          and income. The Fund normally invests
                                          in a broad range of equity and
                                          fixed-income securities of both U.S.
                                          and foreign issuers.

   Pioneer Strategic Income Portfolio     Seeks high current income consistent        TIA
                                          with preservation of capital. The Fund      Subadviser: Putnam Investment
                                          normally invests in debt securities of      Management, Inc.
                                          U.S. and foreign governments and
                                          corporations.

   SB Adjustable Rate Income              Seeks high current income and to limit      Smith Barney Fund Management LLC
     Portfolio Smith Barney Class         the degree of fluctuation of its net
                                          asset value resulting from movements in
                                          interest rates. The Fund normally
                                          invests in adjustable rate securities.

   Smith Barney Aggressive Growth         Seeks long-term capital appreciation.       SBFM
     Portfolio                            The Fund normally invests in common
                                          stocks of companies that are
                                          experiencing, or are expected to
                                          experience, growth in earnings.

   Smith Barney High Income Portfolio     Seeks high current income. Secondarily,     SBFM
                                          seeks capital appreciation. The Fund
                                          normally invests in high yield
                                          corporate debt and preferred stock of
                                          U.S. and foreign issuers.

   Smith Barney International All Cap     Seeks total return on assets from           SBFM
     Growth Portfolio                     growth of capital and income. The Fund
                                          normally invests in equity securities
                                          of foreign companies.

   Smith Barney Large Cap Value           Seeks long-term growth of capital.          SBFM
     Portfolio                            Current income is a secondary
                                          objective. The Fund normally invests in
                                          equities, or similar securities, of
                                          companies with large market
                                          capitalizations.

   Smith Barney Large Capitalization      Seeks long term growth of capital. The      SBFM
     Growth Portfolio                     Fund normally invests in equities, or
                                          similar securities, of companies with
                                          large market capitalizations.

   Smith Barney Mid Cap Core Portfolio    Seeks long-term growth of capital. The      SBFM
                                          Fund normally invests in equities, or
                                          similar securities, of medium sized
                                          companies.

   Smith Barney Money Market Portfolio    Seeks to maximize current income            SBFM
                                          consistent with preservation of
                                          capital. The Fund seeks to maintain a
                                          stable $1 share price. The Fund
                                          normally invests in high quality U.S.
                                          short-term debt securities.

   Travelers Managed Income Portfolio     Seeks high current income consistent        TAMIC
                                          with prudent risk of capital. The Fund
                                          normally invests in U.S. corporate debt
                                          and U.S. government securities.

               FUNDING                                   INVESTMENT                               INVESTMENT
                OPTION                                   OBJECTIVE                            ADVISER/SUBADVISER
---------------------------------------   -----------------------------------------   ------------------------------------
VAN KAMPEN LIFE INVESTMENT TRUST
   Comstock Portfolio Class II Shares     Seeks capital growth and income. The        Van Kampen Asset Management Inc.
                                          Fund normally invests in common and         ("Van Kampen")
                                          preferred stocks, and convertible
                                          securities, of well established
                                          undervalued companies.

   Emerging Growth Portfolio Class II     Seeks capital appreciation. The Fund        Van Kampen Asset Management Inc.
     Shares                               normally invests in common stocks of        ("Van Kampen")
                                          emerging growth companies.

   Growth and Income Portfolio Class      Seeks long-term growth of capital and       Van Kampen Asset Management Inc.
     II Shares                            income. The Fund normally invests in        ("Van Kampen")
                                          income producing equity securities.
VARIABLE ANNUITY PORTFOLIOS
   Smith Barney Small Cap Growth          Seeks long term capital growth. The         Citi Fund Management, Inc.
     Opportunities Portfolio              Fund normally invests in equity
                                          securities of small cap companies and
                                          related investments.
VARIABLE INSURANCE PRODUCTS FUND
   Equity-Income Portfolio -- Service     Seeks reasonable income. The Fund           Fidelity Management & Research
     Class 2                              normally invests in equity securities       Company ("FMR")
                                          with a focus on income producing
                                          equities.

   Growth Portfolio -- Service Class 2    Seeks capital appreciation. The Fund        Fidelity Management & Research
                                          normally invests in common stocks           Company ("FMR")
                                          believed to have above-average growth
                                          potential.
VARIABLE INSURANCE PRODUCTS FUND III
   Mid Cap Portfolio -- Service Class     Seeks long term growth of capital. The      Fidelity Management & Research
     2                                    Fund normally invests in common stocks      Company ("FMR")
                                          of companies with medium market
                                          capitalizations.

--------------

 +     Closed to new investors.

                                  FIXED ACCOUNT
--------------------------------------------------------------------------------

We may offer our Fixed Account as a funding option. Please see Appendix C for more information.

                             CHARGES AND DEDUCTIONS
--------------------------------------------------------------------------------

GENERAL

We deduct the charges described below. The charges are for the service and benefits we provide, costs and expenses we incur, and risks we assume under the Contracts. Services and benefits we provide include:

       o the ability for you to make withdrawals and surrenders under the Contracts

       o the death benefit paid on the death of the Contract Owner, Annuitant, or first of the joint owners

       o the available funding options and related programs (including dollar cost averaging, portfolio rebalancing, and systematic withdrawal programs)

       o   administration of the annuity options available under the Contracts

       o   the distribution of various reports to Contract Owners.

Costs and expenses we incur include:

       o losses associated with various overhead and other expenses associated with providing the services and benefits provided by the Contracts

       o sales and marketing expenses including commission payments to your sales agent

       o   other costs of doing business.

Risks we assume include:

       o that Annuitants may live longer than estimated when the annuity factors under the Contracts were established

       o that the amount of the death benefit will be greater than the Contract Value

       o that the costs of providing the services and benefits under the Contracts will exceed the charges deducted

We may also deduct a charge for taxes.

Unless otherwise specified, charges are deducted proportionately from all funding options in which you are invested.

We may reduce or eliminate the withdrawal charge, the administrative charges and/or the mortality and expense risk charge under the Contract when certain sales or administration of the Contract result in savings or reduced expenses and/or risks. For certain trusts, we may change the order in which Purchase Payments and earnings are withdrawn in order to determine the withdrawal charge. We will not reduce or eliminate the withdrawal charge or the administrative charge where such reduction or elimination would be unfairly discriminatory to any person.

The amount of a charge may not necessarily correspond to the costs associated with providing the services or benefits indicated by the designated charge. For example, the withdrawal charge we collect may not fully cover all of the sales and distribution expenses we actually incur. The amount of any fee or charge is not impacted by an outstanding loan. We may also profit on one or more of the charges. We may use any such profits for any corporate purpose, including the payment of sales expenses.

WITHDRAWAL CHARGE

We do not deduct a sales charge from Purchase Payments when they are made to the Contract. However, a withdrawal charge will apply if Purchase Payments are withdrawn before they have been in the Contract for eight years. We will assess the charge as a percentage of the Purchase Payment withdrawn as follows:

                             YEARS SINCE PURCHASE PAYMENT MADE
                  --------------------------------------------------------
                        GREATER THAN OR EQUAL TO          BUT LESS THAN       WITHDRAWAL CHARGE
                                0 years                      2 years                  8%
                                2 years                      4 years                  7%
                                4 years                      5 years                  6%
                                5 years                      6 years                  5%
                                6 years                      7 years                  4%
                                7 years                      8 years                  3%
                               8 + years                                              0%

For purposes of the withdrawal charge calculation, withdrawals are deemed to be taken first from:

       (a) any Purchase Payment to which no withdrawal charge applies then

       (b) any remaining free withdrawal allowance (as described below) (after being reduced by (a)), then

       (c) any remaining Purchase Payment to which a withdrawal charge applies (on a first-in, first-out basis), then

       (d) any Contract earnings

Unless you instruct us otherwise, we will deduct the withdrawal charge from the amount requested.

We will not deduct a withdrawal charge if Purchase Payments are distributed:

       o due to the death of the Contract Owner or the Annuitant (with no contingent Annuitant surviving)

       o if an annuity payout (based on life expectancy) has begun after the first Contract Year

       o due to a minimum distribution under our minimum distribution rules then in effect

       o if the Annuitant is confined to an eligible Nursing Home as described in Appendix D.

Note: Any free withdrawals taken will not reduce Purchase Payments still subject to a withdrawal charge,

FREE WITHDRAWAL ALLOWANCE

The free withdrawal allowance does not apply to any withdrawals transferred directly to other financial institutions.

Beginning in the second Contract Year, you may withdraw up to 15% of the Contract Value annually, without a withdrawal charge. In addition, if you have enrolled in our systematic withdrawal program and have made an initial Purchase Payment of at least $50,000, you may withdraw up to 15% of the Contract Value in the first Contract Year without incurring a withdrawal charge. (If you have Purchase Payments no longer subject to a withdrawal charge, the maximum you may withdraw without a withdrawal charge is the greater of (a) the free withdrawal allowance, or (b) the total amount of Purchase Payments no longer subject to a withdrawal charge. (Note: Any free withdrawal taken will reduce Purchase Payments no longer subject to a withdrawal charge.) The available free withdrawal amount is 15% of the Contract Value at the end of the previous Contract Year. The free withdrawal amount is not cumulative from year to year.

ADMINISTRATIVE CHARGES

There are two administrative charges: the $30 annual Contract administrative charge and the administrative expense charge. We will deduct the annual Contract administrative charge on the fourth Friday of each August. This charge compensates us for expenses incurred in establishing and maintaining the Contract and we will prorate this charge (i.e. calculate) from the date of purchase. We will also prorate this charge if you surrender your Contract, or if we terminate your Contract. We will not deduct a Contract administrative charge from the Fixed Account or:

       (1) from the distribution of death proceeds;

       (2) after an annuity payout has begun; or

       (3) if the Contract Value on the date of assessment equals or is greater than $50,000.

We deduct the administrative expense charge (sometimes called "Subaccount administrative charge") on each business day from amounts allocated to the Variable Funding Options to compensate the Company for certain related administrative and operating expenses. The charge equals, on an annual basis, a maximum of 0.15% of the daily net asset value allocated to each of the Variable Funding Options, and is reflected in our accumulation and Annuity Unit value calculations.

MORTALITY AND EXPENSE RISK CHARGE

Each business day, we deduct a mortality and expense risk ("M&E") charge from amounts we hold in the Variable Funding Options. We reflect the deduction in our calculation of accumulation and Annuity Unit values. The charges stated are the maximum for this product. We reserve the right to lower this charge at any time. This charge equals 1.50% annually. This charge compensates the Company for risks assumed, benefits provided and expenses incurred, including the payment of commissions to your sales agent.

VARIABLE LIQUIDITY BENEFIT CHARGE

If the Variable Liquidity Benefit is selected, there is a maximum charge of 8% of the amounts withdrawn. This charge is not assessed during the accumulation phase.

We will assess the charge as a percentage of the total benefit received as follows:

                           YEARS SINCE INITIAL PURCHASE PAYMENT
                  --------------------------------------------------------
                        GREATER THAN OR EQUAL TO          BUT LESS THAN       WITHDRAWAL CHARGE
                                0 years                      2 years                  8%
                                2 years                      4 years                  7%
                                4 years                      5 years                  6%
                                5 years                      6 years                  5%
                                6 years                      7 years                  4%
                                7 years                      8 years                  3%
                               8 + years                                              0%

Please refer to Payment Options for a description of this benefit.

ENHANCED STEPPED-UP PROVISION CHARGE

If the E.S.P. option is selected, a charge is deducted each business day from amounts held in the Variable Funding Options. The charge equals, on an annual basis, a maximum of 0.25% of the amounts held in each funding option.

TRANSFER CHARGE

We reserve the right to assess a transfer charge of up to $10.00 on transfers exceeding 12 per year. We will notify you in writing at your last known address at least 31 days before we impose any such transfer charge.

VARIABLE FUNDING OPTION EXPENSES

We summarized the charges and expenses of the Underlying Funds in the fee table. Please review the prospectus for each Underlying Fund for a more complete description of that fund and its expenses. Underlying Fund expenses are not fixed or guaranteed and are subject to change by the Fund.

PREMIUM TAX

Certain state and local governments charge premium taxes ranging from 0% to 5%, depending upon jurisdiction. We are responsible for paying these taxes and will determine the method used to recover premium tax expenses incurred. We will deduct any applicable premium taxes from your Contract Value either upon death, surrender, annuitization, or at the time you make Purchase Payments to the Contract, but no earlier than when we have a tax liability under state law.

CHANGES IN TAXES BASED UPON PREMIUM OR VALUE

If there is any change in a law assessing taxes against the Company based upon premiums, Contract gains or value of the Contract, we reserve the right to charge you proportionately for this tax.

                                    TRANSFERS
--------------------------------------------------------------------------------

Subject to the limitations described below, you may transfer all or part of your Contract Value between Variable Funding Options at any time up to 30 days before the Maturity Date. After the Maturity Date, you may make transfers only if allowed by your Contract or with our consent. Transfer requests received at our Home Office that are in good order before the close of the New York Stock Exchange (NYSE) will be processed according to the value(s) next computed following the close of business. Transfer requests received on a non-business day or after the close of the NYSE will be processed based on the value(s) next computed on the next business day.

Where permitted by state law, we reserve the right to restrict transfers from the Variable Funding Options to the Fixed Account whenever the credited interest rate on the Fixed Account is equal to the minimum guaranteed interest rate specified under the Contract.

Currently, there are no charges for transfers; however, we reserve the right to charge a fee for any transfer request which exceeds twelve per year. Since each Underlying Fund may have different overall expenses, a transfer of Contract Values from one Variable Funding Option to another could result in your investment becoming subject to higher or lower expenses. Also, when making transfers, you should consider the inherent risks associated with the Variable Funding Options to which your Contract Value is allocated.

MARKET TIMING/EXCESSIVE TRADING

THE CONTRACT IS INTENDED FOR USE AS A LONG-TERM INVESTMENT VEHICLE AND IS NOT DESIGNED TO SERVE AS A VEHICLE FOR EXCESSIVE TRADING OR MARKET TIMING IN AN ATTEMPT TO TAKE ADVANTAGE OF SHORT-TERM FLUCTUATIONS IN THE STOCK MARKET. If, in our sole discretion, we determine you are engaging in excessive trading activity, trading activity that we believe is indicative of market timing, or any similar trading activity which will potentially hurt the rights or interests of other Contract Owners, we will exercise our contractual right to restrict your number of transfers to one every six months. We will notify you in writing if we choose to exercise our contractual right to restrict your transfers.

In determining whether we believe you are engaged in excessive trading or market timing activity, we will consider, among other things, the following factors:

                o   the dollar amount you request to transfer;

                o the number of transfers you made within the previous three months;

                o whether your transfers follow a pattern designed to take advantage of short term market fluctuations; and

                o whether your transfers are part of a group of transfers made by a third party on behalf of several individual Contract Owners.

Transfers made under a Dollar Cost Averaging Program, a rebalancing program, or, if applicable, any asset allocation program described in this prospectus are not treated as a transfer when we evaluate trading patterns for market timing or excessive trading.

We also reserve the right to restrict the right to request transfers by any market timing firm or any other third party who has been authorized to initiate transfers on behalf of multiple Contract Owners. We may, among other things:

                o reject the transfer instructions of any agent acting under a power of attorney on behalf of more than one owner, or

                o reject the transfer or exchange instructions of individual owners who have executed pre-authorized transfer forms which are submitted by market timing firms or other third parties on behalf of more than one owner.

We will notify you in writing before we restrict your right to request transfers through such market timing firm or other third party.

The policy of the Company is to seek to apply its anti-market timing and excessive trading procedures uniformly.

FUTURE MODIFICATIONS. We will continue to monitor the transfer activity occurring among the Variable Funding Options, and may modify these transfer restrictions at any time if we deem it necessary to protect the interest of all Contract Owners. These modifications may include curtailing or eliminating, without notice, the ability to use the Internet, facsimile or telephone in making transfers.

DOLLAR COST AVERAGING

Dollar cost averaging or the pre-authorized transfer program (the DCA Program) allows you to transfer a set dollar amount to other funding options on a monthly or quarterly basis during the accumulation phase of the Contract. Using this method, you will purchase more Accumulation Units in a funding option if the value per unit is low and will purchase fewer Accumulation Units if the value per unit is high. Therefore, you may achieve a lower-than-average cost per unit in the long run if you have the financial ability to continue the program over a long enough period of time. Dollar cost averaging does not assure a profit or protect against a loss.

You may elect the DCA Program through Written Request or other method acceptable to us. You must have a minimum total Contract Value of $5,000 to enroll in the DCA Program. The minimum amount that may be transferred through this program is $100.

You may establish pre-authorized transfers of Contract Values from the Fixed Account, subject to certain restrictions. Under the DCA Program, automated transfers from the Fixed Account may not deplete your Fixed Account Value in less than twelve months from your enrollment in the DCA Program.

In addition to the DCA Program, within the Fixed Account, we may credit increased interest rates to Contract Owners under an administrative Special DCA Program established at our discretion, depending on availability and state law. Under this program, the Contract Owner may pre-authorize level transfers to any of the funding options under either a 6 Month Program or 12 Month Program. The 6 Month Program and the 12 Month Program will generally have different credited interest rates. Under the 6 Month Program, the interest rate can accrue up to 6 months on the remaining amounts in the Special DCA Program and we must transfer all Purchase Payments and accrued interest on a level basis to the selected funding options in 6 months. Under the 12 Month Program, the interest rate can accrue up to 12 months on the remaining amounts in the Special DCA Program and we must transfer all Purchase Payments and accrued interest in this Program on a level basis to the selected funding options in 12 months.

The pre-authorized transfers will begin after the initial Program Purchase Payment and complete enrollment instructions are received by the Company. If we do not receive complete Program enrollment instructions within 15 days of receipt of the initial Program Purchase Payment, the entire balance in the Program will be transferred into the Money Market Variable Funding Option.

You may start or stop participation in the DCA Program at any time, but you must give the Company at least 30 days' notice to change any automated transfer instructions that are currently in place. If you stop the Special DCA Program and elect to remain in the Fixed Account, we will credit your Contract Value for the remainder of 6 or 12 months with the interest rate for non-Program funds.

You may only have one DCA Program or Special DCA Program in place at one time. We will allocate any subsequent Purchase Payments we receive within the Program period selected to the current funding options over the remainder of that Program transfer period, unless you direct otherwise.

All provisions and terms of the Contract apply to the DCA and Special DCA Programs, including provisions relating to the transfer of money between funding options. Transfers made under any DCA Program will not be counted for purposes of restrictions we may impose on the number of transfers permitted under the Contract. We reserve the right to suspend or modify transfer privileges at any time and to assess a processing fee for this service. If the Fixed Account is not available as a funding option, you may still participate in the DCA program

                              ACCESS TO YOUR MONEY
--------------------------------------------------------------------------------

Any time before the Maturity Date, you may redeem all or any portion of the Cash Surrender Value, that is, the Contract Value less any withdrawal charge, outstanding loans, and any premium tax not previously deducted. Unless you submit a Written Request specifying the fixed or Variable Funding Option(s) from which we are to withdraw amounts, we will make the withdrawal on a pro rata basis. We will determine the Cash Surrender Value as of the close of business after we receive your surrender request at our Home Office. The Cash Surrender Value may be more or less than the Purchase Payments you made. You may not make withdrawals during the annuity period.

For amounts allocated to the Variable Funding Options, we may defer payment of any Cash Surrender Value for a period of up to five business days after the Written Request is received. For amounts allocated to the Fixed Account, we may defer payment of any Cash Surrender Value for a period up to six months. In either case, it is our intent to pay as soon as possible. We cannot process requests for withdrawals that are not in good order. We will contact you if there is a deficiency causing a delay and will advise what is needed to act upon the withdrawal request.

SYSTEMATIC WITHDRAWALS

Before the Maturity Date, you may choose to withdraw a specified dollar amount (at least $100) on a monthly, quarterly, semiannual or annual basis. We will deduct any applicable premium taxes and withdrawal charge. To elect systematic withdrawals, you must have a Contract Value of at least $15,000 and you must make the election on the form we provide. We will surrender Accumulation Units pro rata from all funding options in which you have an interest, unless you instruct us otherwise. You may begin or discontinue systematic withdrawals at any time by notifying us in writing, but you must give at least 30 days' notice to change any systematic withdrawal instructions that are currently in place.

We reserve the right to discontinue offering systematic withdrawals or to assess a processing fee for this service upon 30 days' written notice to Contract Owners (where allowed by state law).

Each systematic withdrawal is subject to federal income taxes on the taxable portion. In addition, a 10% federal penalty tax may be assessed on systematic withdrawals if the Contract Owner is under age 591/2. You should consult with your tax adviser regarding the tax consequences of systematic withdrawals.

LOANS

Loans may be available under your Contract. Loans may only be taken against funds allocated or transferred to the Fixed Account. If available, all loan provisions are described in your Contract or loan agreement.

                              OWNERSHIP PROVISIONS
--------------------------------------------------------------------------------

TYPES OF OWNERSHIP

CONTRACT OWNER

The Contract belongs to the Contract Owner named in the Contract (on the Contract Specifications page), or to any other person to whom you subsequently assign the Contract. You may only make an assignment of ownership or a collateral assignment for Non-qualified Contracts. You have sole power during the Annuitant's lifetime to exercise any rights and to receive all benefits given in the Contract provided you have not named an irrevocable beneficiary and provided you have not assigned the Contract.

You receive all payments while the Annuitant is alive unless you direct them to an alternate recipient. An alternate recipient does not become the Contract Owner.

If this Contract is purchased by a beneficiary of another contract who directly transferred the death proceeds due under that contract, he/she will be granted the same rights the owner has under the Contract except that he/she cannot transfer ownership, take a loan or make additional Purchase Payments.

JOINT OWNER. For Non-qualified Contracts only, you may name joint owners (e.g., spouses) in a Written Request before the Contract is in effect. Joint owners may independently exercise transfers allowed under the Contract. All other rights of ownership must be exercised by both owners. Joint owners own equal shares of any benefits accruing or payments made to them.

BENEFICIARY

You name the beneficiary in a Written Request. The beneficiary has the right to receive any death benefit proceeds remaining under the Contract upon the death of the Annuitant or the Contract Owner. If more than one beneficiary survives the Annuitant or Contract Owner, they will share equally in benefits unless you recorded different shares with the Company by Written Request before the death of the Annuitant or Contract Owner. In the case of a non-spousal beneficiary or a spousal beneficiary who has not chosen to assume the Contract, we will not transfer or otherwise remove the death benefit proceeds from either the Variable Funding Options or the Fixed Account, as most recently elected by the Contract Owner, until the Death Report Date.

Unless you have named an irrevocable beneficiary you have the right to change any beneficiary by Written Request during the lifetime of the Annuitant and while the Contract continues.

ANNUITANT

The Annuitant is designated in the Contract (on the Contract Specifications page), and is the individual on whose life the Maturity Date and the amount of the monthly Annuity Payments depend. You may not change the Annuitant after your Contract is in effect.

CONTINGENT ANNUITANT. You may name one individual as a Contingent Annuitant. A contingent Annuitant may not be changed, deleted or added to the Contract after the Contract Date. If the Annuitant who is not the owner dies prior to the Maturity Date, and the Contingent Annuitant is still living;

o    the death benefit will not be payable upon the Annuitant's death

o    the Contingent Annuitant becomes the Annuitant

o    all other rights and benefits will continue in effect

When a Contingent Annuitant becomes the Annuitant, the Maturity Date remains the same as previously in effect.

If the Annuitant is also the owner, a death benefit is paid to the beneficiary regardless of whether or not there is a Contingent Annuitant.

                                  DEATH BENEFIT
--------------------------------------------------------------------------------

Before the Maturity Date, generally, a death benefit is payable when either the Annuitant or a Contract Owner dies. We calculate the death benefit at the close of the business day on which our Home Office receives (1) Due Proof of Death and
(2) written payment instructions or election of spousal or beneficiary contract continuance ("Death Report Date"). Any applicable premium tax, outstanding loans or withdrawals not previously deducted will be subtracted from any death benefit values.

NOTE: If the owner dies before the Annuitant, the death benefit is recalculated, replacing all references to "Annuitant" with "owner."

DEATH PROCEEDS BEFORE THE MATURITY DATE

 -------------------------------------------------     -------------------------------------------------
 Age on Contract Date                                  Death Benefit
 -------------------------------------------------     -------------------------------------------------
 If the Annuitant was younger than age 75 on the       o   the Contract Value on the Death Report
 Contract Date, the death benefit will be the              Date
 greatest of:                                          o   the total Purchase Payments made under
                                                           the Contract, less the total amount of any
                                                           withdrawals or
                                                       o   the step-up value, if any, as described
                                                           below.
 -------------------------------------------------     -------------------------------------------------
 If the Annuitant was between the age of 75 and        o   the Contract Value on the Death Report
 80 on the Contract Date, the death benefit will           Date or
 be the greater of:                                    o   total Purchase Payments made under the
                                                           Contract less the total amount of any
                                                           withdrawals
 -------------------------------------------------     -------------------------------------------------

WHERE THE ANNUITANT WAS YOUNGER THAN AGE 75 ON THE CONTRACT DATE. The step-up value will initially equal the Contract Value on the first Contract Date. On each subsequent Contract Date anniversary that occurs before the Annuitant's 76th birthday and before the Annuitant's death, if the Contract Value is greater than the step-up value, the step-up value will be increased to equal the Contract Value on that date. If the step-up value is greater than the Contract Value, the step-up value will remain unchanged. Whenever a Purchase Payment is made, the step-up value will be increased by the amount of that Purchase Payment. Whenever a withdrawal is taken, the step-up value will be reduced by a partial surrender reduction as described below. The only changes made to the step-up value on or after the Annuitant's 76th birthday will be those related to additional Purchase Payments or partial withdrawals as described above.

PARTIAL SURRENDER REDUCTION. If you make a withdrawal we will reduce the step-up value by a partial surrender reduction which equals (1) the step-up value prior to the withdrawal, multiplied by (2) the amount of the partial surrender, divided by (3) the Contract Value before the surrender.

For example, assume your current Contract Value is $55,000. If your current step-up value is $50,000, and you decide to make a withdrawal of $10,000, we would reduce the step-up value as follows:

       50,000 x (10,000/55,000) = 9,090

Your new step-up value would be 50,000-9,090, or $40,910.

The following example shows what would happen in a declining market. Assume your current Contract Value is $30,000. If your current step-up value is $50,000, and you decide to make a partial withdrawal of $10,000, we would reduce the step-up value as follows:

       50,000 x (10,000/30,000) = 16,666

Your new step-up value would be 50,000-16,666, or $33,334.

ENHANCED STEPPED-UP PROVISION ("E.S.P.")

THIS PROVISION IS NOT AVAILABLE TO A CUSTOMER WHEN EITHER THE ANNUITANT OR OWNER IS AGE 76 OR OLDER ON THE RIDER EFFECTIVE DATE.

The rider effective date is the date the rider is attached to and made a part of the Contract. If you have selected the E.S.P., the total death benefit as of the Death Report Date will equal the death benefit described above plus the greater of zero or the following amount:

IF THE ANNUITANT IS YOUNGER THAN AGE 70 ON THE RIDER EFFECTIVE DATE, 40% OF THE LESSER OF: (1) 250% of the modified Purchase Payments excluding Purchase Payments that are both received after the first rider effective date anniversary and within 12 months of the Death Report Date, or (2) your Contract Value minus the modified Purchase Payments, calculated as of the Death Report Date; or

IF THE ANNUITANT IS BETWEEN THE AGES OF 70 AND 75 ON THE RIDER EFFECTIVE DATE, 25% OF THE LESSER OF: (1) 250% of the modified Purchase Payments excluding Purchase Payments that are both received after the first rider effective date anniversary and within 12 months of the Death Report Date, or (2) your Contract Value minus the modified Purchase Payments, calculated as of the Death Report Date.

THE INITIAL MODIFIED PURCHASE PAYMENT is equal to the Contract Value as of the rider effective date. Whenever a Purchase Payment is made after the rider effective date, the modified Purchase Payment(s) are increased by the amount of the Purchase Payment. Whenever a partial surrender is taken after the rider effective date, the modified Purchase Payment(s) are reduced by a partial surrender reduction as described below.

THE PARTIAL SURRENDER REDUCTION IS EQUAL TO: (1) the modified Purchase Payment(s) in effect immediately prior to the reduction for the partial surrender, multiplied by (2) the amount of the partial surrender divided by (3) the Contract Value immediately prior to the partial surrender.

For example, assume your current modified Purchase Payment is $50,000 and that your current Contract Value is $55,000. You decide to make a withdrawal of $10,000. We would reduce the modified Purchase Payment as follows:

       50,000 x (10,000/55,000) = 9,090

Your new modified Purchase Payment would be $50,000 -- $9,090 = 40,910

The following example shows what would happen in a declining market. Assume your current Contract Value is $30,000. If your current modified Purchase Payment is $50,000 and you decide to make a withdrawal of $10,000, we would reduce the modified Purchase Payment as follows:

       50,000 x (10,000/30,000) = 16,666

Your new modified Purchase Payment would be 50,000 -- 16,666 = $33,334

PAYMENT OF PROCEEDS

We describe the process of paying death benefit proceeds before the Maturity Date in the charts below. The charts do not encompass every situation and are merely intended as a general guide. More detailed information is provided in your Contract. Generally, the person(s) receiving the benefit may request that the proceeds be paid in a lump sum, or be applied to one of the settlement options available under the Contract.

                             NON-QUALIFIED CONTRACTS

------------------------------------   --------------------------   ---------------------------------------   --------------------
     BEFORE THE MATURITY DATE,             THE COMPANY WILL                                                   MANDATORY PAYOUT
       UPON THE DEATH OF THE             PAY THE PROCEEDS TO:       UNLESS. . .                               RULES APPLY*
------------------------------------   --------------------------   ---------------------------------------   --------------------
OWNER (WHO IS NOT THE ANNUITANT)       The beneficiary (ies),       Unless the beneficiary elects to          Yes
(WITH NO JOINT OWNER)                  or if none, to the           continue the Contract rather than
                                       CONTRACT OWNER'S estate.     receive the distribution.
------------------------------------   --------------------------   ---------------------------------------   --------------------
OWNER (WHO IS THE ANNUITANT) (WITH     The beneficiary (ies),       Unless the beneficiary elects to          Yes
NO JOINT OWNER)                        or if none, to the           continue the Contract rather than
                                       CONTRACT OWNER'S estate.     receive the distribution.
------------------------------------   --------------------------   ---------------------------------------   --------------------
NON-SPOUSAL JOINT OWNER (WHO IS        The surviving joint                                                    Yes
NOT THE ANNUITANT)                     owner.
------------------------------------   --------------------------   ---------------------------------------   --------------------
NON-SPOUSAL JOINT OWNER (WHO IS        The beneficiary (ies),       Unless the beneficiary elects to          Yes
THE ANNUITANT)                         or, if none, to the          continue the Contract rather than
                                       surviving joint owner.       receive a distribution.
------------------------------------   --------------------------   ---------------------------------------   --------------------
SPOUSAL JOINT OWNER (WHO IS NOT        The surviving joint          Unless the spousal beneficiary            Yes
THE ANNUITANT)                         owner.                       elects to continue the Contract.
------------------------------------   --------------------------   ---------------------------------------   --------------------
SPOUSAL JOINT OWNER (WHO IS THE        The beneficiary (ies),       Unless the spouse elects to continue      Yes
ANNUITANT)                             or, if none, to the          the Contract.
                                       surviving joint owner.
                                                                    A spouse who is not the beneficiary
                                                                    may decline to receive the proceeds
                                                                    or to continue the Contract and
                                                                    instruct the Company to pay the
                                                                    beneficiary.
------------------------------------   --------------------------   ---------------------------------------   --------------------
ANNUITANT (WHO IS NOT THE CONTRACT     The beneficiary (ies),       Unless the beneficiary elects to          Yes
OWNER)                                 or if none, to the           continue the Contract rather than
                                       CONTRACT OWNER.              receive the distribution.

                                                                    Or, if there is a CONTINGENT
                                                                    ANNUITANT, then the CONTINGENT
                                                                    ANNUITANT becomes the ANNUITANT and
                                                                    the Contract continues in effect
                                                                    (generally using the original
                                                                    MATURITY DATE). The proceeds will
                                                                    then be paid upon the death of the
                                                                    CONTINGENT ANNUITANT or owner.
------------------------------------   --------------------------   ---------------------------------------   --------------------
ANNUITANT (WHO IS THE CONTRACT         See death of "owner who                                                Yes
OWNER)                                 is the ANNUITANT" above.
------------------------------------   --------------------------   ---------------------------------------   --------------------
ANNUITANT (WHERE OWNER IS A            The beneficiary (ies),                                                 Yes (Death of
NON-NATURAL ENTITY/TRUST)              or if none, to the owner.                                              ANNUITANT is
                                                                                                              treated as death
                                                                                                              of the owner in
                                                                                                              these
                                                                                                              circumstances.)
------------------------------------   --------------------------   ---------------------------------------   --------------------
CONTINGENT ANNUITANT (ASSUMING         No death proceeds are                                                  N/A
ANNUITANT IS STILL ALIVE)              payable; Contract
                                       continues.
------------------------------------   --------------------------   ---------------------------------------   --------------------
BENEFICIARY                            No death proceeds are                                                  N/A
                                       payable; Contract
                                       continues.
------------------------------------   --------------------------   ---------------------------------------   --------------------
CONTINGENT BENEFICIARY                 No death proceeds are                                                  N/A
                                       payable; Contract
                                       continues.
------------------------------------   --------------------------   ---------------------------------------   --------------------

                               QUALIFIED CONTRACTS

------------------------------------   --------------------------   ---------------------------------------   --------------------
                                                                                                              MANDATORY PAYOUT
     BEFORE THE MATURITY DATE,             THE COMPANY WILL                                                   RULES APPLY (SEE *
       UPON THE DEATH OF THE             PAY THE PROCEEDS TO:       UNLESS. . .                               ABOVE)
------------------------------------   --------------------------   ---------------------------------------   --------------------
OWNER / ANNUITANT                      The beneficiary (ies),       Unless the beneficiary elects to          Yes
                                       or if none, to the           continue the Contract rather than
                                       CONTRACT OWNER'S estate.     receive a distribution.
------------------------------------   --------------------------   ---------------------------------------   --------------------
BENEFICIARY                            No death proceeds are                                                  N/A
                                       payable; Contract
                                       continues.
------------------------------------   --------------------------   ---------------------------------------   --------------------
CONTINGENT BENEFICIARY                 No death proceeds are                                                  N/A
                                       payable; Contract
                                       continues.
------------------------------------   --------------------------   ---------------------------------------   --------------------

--------------

 * Certain payout rules of the Internal Revenue Code (IRC) are triggered upon the death of any Owner. Non-spousal beneficiaries (as well as spousal beneficiaries who choose not to assume the Contract) must begin taking distributions based on the beneficiary's life expectancy within one year of death or take a complete distribution of Contract proceeds within 5 years of death. Spousal Beneficiaries must choose to continue the Contract as allowed under the Spousal Contract Continuance provision described below within one year of death. For Qualified Contracts, if mandatory distributions have already begun at the death of the Annuitant, the 5 year payout option is not available.

SPOUSAL CONTRACT CONTINUANCE (NON-QUALIFIED CONTRACTS ONLY -- DOES NOT APPLY IF A NON-SPOUSE IS A JOINT OWNER)

Within one year of your death, if your spouse is named as an owner and/or beneficiary, and you die before the maturity date, your spouse may elect to continue the Contract as owner rather than have the death benefit paid to the beneficiary. If you were the Annuitant and your spouse elects to continue the Contract, your spouse will be named the Annuitant as of the Death Report Date.

If your spouse elects to continue the Contract as Contract Owner, the death benefit will be calculated as of the Death Report Date. If the Contract Value is less than the calculated death benefit, the Contract Value will be increased to equal the death benefit. This amount is referred to as the adjusted Contract Value. Any difference between the Contract Value and the adjusted Contract Value will be allocated to the funding options in the same proportion as the allocations of the Contract prior to the Death Report Date.

Any premium paid before the Death Report Date is no longer subject to a withdrawal charge if your spouse elects to continue the Contract. Purchase Payments made to the Contract after the Death Report Date will be subject to the withdrawal charge. All other Contract fees and charges applicable to the original Contract will also apply to the continued Contract. All other benefits and features of your Contract will be based on your spouse's age on the Death Report Date as if your spouse had purchased the Contract with the adjusted Contract Value on the Death Report Date. This spousal contract continuance is available only once for each Contract.

BENEFICIARY CONTRACT CONTINUANCE (NOT PERMITTED FOR NON-NATURAL BENEFICIARIES)

If you die before the Maturity Date, and if the value of any beneficiary's portion of the death benefit is between $20,000 and $1,000,000 as of the Death Report Date, (more than $1,000,000 is subject to Home Office approval), your beneficiary(s) may elect to continue his/her portion of the Contract subject to applicable Internal Revenue Code distribution requirements, rather than receive the death benefit in a lump sum. If the beneficiary chooses to continue the Contract, the beneficiary can extend the payout phase of the Contract enabling the beneficiary to "stretch" the death benefit distributions out over his life expectancy as permitted by the Internal Revenue Code.

If your beneficiary elects to continue the Contract, the death benefit will be calculated as of the Death Report Date. The initial Contract Value of the continued Contract (the "adjusted Contract Value") will equal the greater of the Contract Value or the death benefit calculated on the Death Report Date and will be allocated to the funding options in the same proportion as prior to the Death Report Date. If the adjusted Contract Value is allocated to the Variable Funding Options, the beneficiary bears the investment risk.

The beneficiary who continues the Contract will be granted the same rights as the owner under the original Contract, except the beneficiary cannot:

       o   transfer ownership

       o   take a loan

       o   make additional Purchase Payments

The beneficiary may also name his/her own beneficiary ("succeeding beneficiary") and has the right to take withdrawals at any time after the Death Report Date without a withdrawal charge. All other fees and charges applicable to the original Contract will also apply to the continued Contract. The E.S.P. option is not available to beneficiaries who have continued the Contract under this provision; the E.S.P. charge no longer applies. All benefits and features of the continued Contract will be based on the beneficiary's age on the Death Report Date as if the beneficiary had purchased the Contract with the adjusted Contract Value on the Death Report Date.

PLANNED DEATH BENEFIT

You may request that rather than receive a lump-sum death benefit, the beneficiary(ies) receive all or a portion of the death benefit proceeds either:

       o through an annuity for life or a period that does not exceed the beneficiary's life expectancy; or

       o under the terms of the Beneficiary Continuance provision described above. If the Beneficiary Continuance provision is selected as a planned death benefit, no surrenders will be allowed other than payments meant to satisfy minimum distribution amounts or systematic withdrawal amounts, if greater.

You must make the planned death benefit request as well as any revocation of this request in writing. Upon your death, your beneficiary(s) cannot revoke or modify this request. If the death benefit at the time we receive Due Proof of Death is less than $2,000, we will only pay a lump sum to the beneficiary. If periodic payments due under the planned death benefit election are less than $100, we reserve the right to make Annuity Payments at less frequent intervals, resulting in a payment of at least $100 per year. If no beneficiary is alive when death benefits become payable, we will pay the death benefit as provided in your Contract.

DEATH PROCEEDS AFTER THE MATURITY DATE

If any Contract Owner or the Annuitant dies on or after the Maturity Date, the Company will pay the beneficiary a death benefit consisting of any benefit remaining under the annuity or income option then in effect.

                               THE ANNUITY PERIOD
--------------------------------------------------------------------------------

MATURITY DATE

Under the Contract, you can receive regular payments (Annuity Payments). You can choose the month and the year in which those payments begin (Maturity Date). You can also choose among income plans (annuity options) or elect a lump sum distribution. While the Annuitant is alive, you can change your selection any time up to the Maturity Date. Annuity Payments will begin on the Maturity Date stated in the Contract unless (1) you fully surrendered the Contract; (2) we paid the proceeds to the beneficiary before that date; or (3) you elected another date. Annuity Payments are a series of periodic payments (a) for life;
(b) for life with a minimum number of payments (c) for the joint lifetime of the Annuitant and another person, and thereafter during the lifetime of the survivor, or (d) for a fixed period. We may require proof that the Annuitant is alive before we make Annuity Payments. Not all options may be available in all states.

You may choose to annuitize at any time after the first Contract Date anniversary. Unless you elect otherwise, the Maturity Date will be the Annuitant's 90th birthday or ten years after the effective date of the Contract, if later.)

At least 30 days before the original Maturity Date, you may elect to extend the Maturity Date to any time prior to the Annuitant's 90th birthday or to a later date with our consent. You may use certain annuity options taken at the Maturity Date to meet the minimum required distribution requirements of federal tax law, or you may use a program of withdrawals instead. These mandatory distribution requirements take effect generally upon the death of the Contract Owner, or with certain Qualified Contracts upon either the later of the Contract Owner's attainment of age 70 1/2 or year of retirement; or the death of the Contract Owner. You should seek independent tax advice regarding the election of minimum required distributions.

ALLOCATION OF ANNUITY

You may elect to receive your Annuity Payments in the form of a variable annuity, a fixed annuity, or a combination of both. If, at the time Annuity Payments begin, you have not made an election, we will apply your Cash Surrender Value to provide an annuity funded by the same funding options as you have selected during the accumulation period. At least 30 days before the Maturity Date, you may transfer the Contract Value among the funding options in order to change the basis on which we will determine Annuity Payments. (See Transfers.)

VARIABLE ANNUITY

You may choose an annuity payout that fluctuates depending on the investment experience of the Variable Funding Options. We determine the number of Annuity Units credited to the Contract by dividing the first monthly annuity payment attributable to each Variable Funding Option by the corresponding Accumulation Unit value as of 14 days before the date Annuity Payments begin. We use an Annuity Unit to measure the dollar value of an annuity payment. The number of Annuity Units (but not their value) remains fixed during the annuity period.

DETERMINATION OF FIRST ANNUITY PAYMENT. Your Contract contains the tables we use to determine your first monthly annuity payment. If you elect a variable annuity, the amount we apply to it will be the Cash Surrender Value as of 14 days before the date Annuity Payments begin, less any applicable premium taxes not previously deducted.

The amount of your first monthly payment depends on the annuity option you elected and the Annuitant's adjusted age. Your Contract contains the formula for determining the adjusted age. We determine the total first monthly annuity payment by multiplying the benefit per $1,000 of value shown in the Contract tables (or, if they would produce a larger payment, the tables then in effect on the Maturity Date) by the number of thousands of dollars of Contract Value you apply to that annuity option. The Contract tables factor in an assumed daily net investment factor. We call this your net investment rate. Your net investment rate corresponds to an annual interest rate of 3%. This means that if the annualized investment performance, after expenses, of your Variable Funding Options is less than 3%, then the dollar amount of your variable Annuity Payments will decrease. However, if the annualized investment performance, after expenses, of your Variable Funding Options is greater than 3%, then the dollar amount of your variable Annuity Payments will increase.

DETERMINATION OF SECOND AND SUBSEQUENT ANNUITY PAYMENTS. The dollar amount of all subsequent Annuity Payments changes from month to month based on the investment experience, as described above, of the applicable funding options. The total amount of each annuity payment will equal the sum of the basic payments in each funding option. We determine the actual amounts of these payments by multiplying the number of Annuity Units we credited to each funding option by the corresponding Annuity Unit value as of the date 14 days before the date the payment is due.

FIXED ANNUITY

You may choose a fixed annuity that provides payments that do not vary during the annuity period. We will calculate the dollar amount of the first fixed annuity payment as described under Variable Annuity, except that the amount we apply to begin the annuity will be your Cash Surrender Value as of the date Annuity Payments begin. Payout rates will not be lower than that shown in the Contract. If it would produce a larger payment, the first fixed annuity payment will be determined using the Life Annuity Tables in effect on the Maturity Date.

                                 PAYMENT OPTIONS
--------------------------------------------------------------------------------

ELECTION OF OPTIONS

While the Annuitant is alive, you can change your annuity option selection any time up to the Maturity Date. Once Annuity Payments have begun, no further elections are allowed.

During the Annuitant's lifetime, if you do not elect otherwise before the Maturity Date, we will pay you (or another designated payee) the first of a series of monthly Annuity Payments based on the life of the Annuitant, in accordance with Annuity Option 2 (Life Annuity with 120 monthly payments assured). For certain Qualified Contracts, Annuity Option 4 (Joint and Last Survivor Life Annuity -- Annuity Reduced on Death of Primary Payee) will be the automatic option as described in the Contract.

The minimum amount that can be placed under an annuity option will be $2,000 unless we agree to a lesser amount. If any monthly periodic payment due is less than $100, the Company reserves the right to make payments at less frequent intervals, or to pay the Contract Value in a lump-sum.

On the Maturity Date, we will pay the amount due under the Contract in accordance with the payment option that you select. You may choose to receive a single lump-sum payment. You must elect an option in writing, in a form satisfactory to the Company. Any election made during the lifetime of the Annuitant must be made by the Contract Owner.

ANNUITY OPTIONS

Subject to the conditions described in "Election of Options" above, we may pay all or any part of the Cash Surrender Value under one or more of the following annuity options. Payments under the annuity options are generally made on a monthly basis. We may offer additional options.

Option 1 -- Life Annuity -- No Refund. The Company will make Annuity Payments during the lifetime of the Annuitant ending with the last payment before death. This option offers the maximum periodic payment, since there is no assurance of a minimum number of payments or provision for a death benefit for beneficiaries.

Option 2 -- Life Annuity with 120, 180 or 240 Monthly Payments Assured. The Company will make monthly Annuity Payments during the lifetime of the Annuitant, with the agreement that if, at the death of that person, payments have been made for less than 120, 180 or 240 months, as elected, we will continue making payments to the beneficiary during the remainder of the period.

Option 3 -- Joint and Last Survivor Life Annuity -- No Refund. The Company will make regular Annuity Payments during the lifetime of the Annuitant and a second person. When either person dies, we will continue making payments to the survivor. No further payments will be made following the death of the survivor.

Option 4 -- Joint and Last Survivor Life Annuity -- Annuity Reduced on Death of Primary Payee. The Company will make Annuity Payments during the lifetimes of the Annuitant and a second person. You will designate one as primary payee, and the other will be designated as secondary payee. On the death of the secondary payee, the Company will continue to make monthly Annuity Payments to the primary payee in the same amount that would have been payable during the joint lifetime of the two persons. On the death of the primary payee, the Company will continue to make Annuity Payments to the secondary payee in an amount equal to 50% of the payments, which would have been made during the lifetime of the primary payee. No further payments will be made once both payees have died.

Option 5 -- Payments for a Fixed Period without Life Contingency. The Company will make monthly payments for the period selected.

Option 6 -- Other Annuity Options. The Company will make any other arrangements for Annuity Payments as may be mutually agreed upon.

VARIABLE LIQUIDITY BENEFIT

This benefit is only offered with the "Payments for a Fixed Period without Life Contingency" variable annuity option.

At any time after annuitization and before death, you may surrender and receive a payment equal to (A) minus (B), where (A) equals the present value of remaining certain payments, and (B) equals a withdrawal charge not to exceed the maximum withdrawal charge rate shown on the specifications page of the Contract multiplied by (A). The interest rate used to calculate the present value is a rate 1% higher than the Assumed (Daily) Net Investment Factor used to calculate the Annuity Payments. The remaining period certain payments are assumed to be level payments equal to the most recent period certain payment prior to the request for this liquidity benefit.

                        MISCELLANEOUS CONTRACT PROVISIONS
--------------------------------------------------------------------------------

RIGHT TO RETURN

You may return the Contract for a full refund of the Contract Value plus any Contract charges and premium taxes you paid (but not any fees and charges the Underlying Fund assessed) within twenty days after you receive it (the "right to return period"). You bear the investment risk of investing in the Variable Funding Options during the right to return period; therefore, the Contract Value we return may be greater or less than your Purchase Payment.

If you purchase the Contract as an Individual Retirement Annuity, and return it within the first seven days after delivery, or longer if your state law permits, we will refund your Purchase Payment in full; during the remainder of the right to return period, we will refund the Contract Value (including charges).

We will determine the Contract Value following the close of the business day on which we receive your Contract and a Written Request for a refund. Where state law requires a different or shorter period, or the return of Purchase Payments or other variations of this provision, we will comply. Refer to your Contract for any state-specific information.

TERMINATION

You do not need to make any Purchase Payments after the first to keep the Contract in effect. However, we reserve the right to terminate the Contract on any business day if your Contract Value as of that date is less than $2,000 and you have not made Purchase Payments for at least two years, unless otherwise specified by state law. Termination will not occur until 31 days after we have mailed notice of termination to your last known address and to any assignee of record. If we terminate the Contract, we will pay you the Cash Surrender Value less any applicable taxes.

REQUIRED REPORTS

As often as required by law, but at least once in each Contract Year before the due date of the first annuity payment, we will furnish a report showing the number of Accumulation Units credited to the Contract and the corresponding Accumulation Unit value(s) as of the report date for each funding option to which the Contract Owner has allocated amounts during the applicable period. The Company will keep all records required under federal and state laws.

SUSPENSION OF PAYMENTS

The Company reserves the right to suspend or postpone the date of any payment or determination of values on any business day (1) when the New York Stock Exchange ("the Exchange") is closed; (2) when trading on the Exchange is restricted; (3) when an emergency exists, as determined by the SEC, so that the sale of securities held in the Separate Account may not reasonably occur, or so that the Company may not reasonably determine the value the Separate Account's net assets; or (4) during any other period when the SEC, by order, so permits for the protection of security holders. Payments from the Fixed Account may be delayed up to 6 months.

                              THE SEPARATE ACCOUNTS
--------------------------------------------------------------------------------

The Travelers Insurance Company and The Travelers Life and Annuity Company each sponsor Separate Accounts: Separate Account PF and Separate Account PF II, respectively. Both Separate Account PF and Separate Account PF II were established on July 30, 1997 and are registered with the SEC as unit investment trusts (Separate Account) under the Investment Company Act of 1940, as amended. We will invest Separate Account assets attributable to the Contracts exclusively in the shares of the Variable Funding Options.

We hold the assets of Separate Account PF and Separate Account PF II for the exclusive and separate benefit of the owners of each Separate Account, according to the laws of Connecticut. Income, gains and losses, whether or not realized, from assets allocated to the Separate Account are, in accordance with the Contracts, credited to or charged against the Separate Account without regard to other income, gains and losses of the Company. The assets held by the Separate Account are not chargeable with liabilities arising out of any other business that we may conduct. Obligations under the Contract are obligations of the Company.

All investment income and other distributions of the funding options are payable to the Separate Account. We reinvest all such income and/or distributions in shares of the respective funding option at net asset value. Shares of the funding options are currently sold only to life insurance company Separate Accounts to fund variable annuity and variable life insurance contracts.

Certain variable annuity Separate Accounts and variable life insurance Separate Accounts may invest in the funding options simultaneously (called "mixed" and "shared" funding). It is conceivable that in the future it may be disadvantageous to do so. Although the Company and the Variable Funding Options do not currently foresee any such disadvantages either to variable annuity Contract Owners or variable life policy owners, each Underlying Fund's Board of Directors intends to monitor events in order to identify any material conflicts between them and to determine what action, if any, should be taken. If a Board of Directors was to conclude that separate funds should be established for variable life and variable annuity Separate Accounts, the variable annuity Contract Owners would not bear any of the related expenses, but variable annuity Contract Owners and variable life insurance policy owners would no longer have the economies of scale resulting from a larger combined fund.

PERFORMANCE INFORMATION

In advertisements for the Contract, we may include performance figures to show you how a Variable Funding Option has performed in the past. These figures are rates of return or yield quotations shown as a percent. These figures show past performance of a Variable Funding Option and are not an indication of how a Variable Funding Option will perform in the future.

Our advertisements may show performance figures assuming that you do not elect any optional features such as the E.S.P. However, if you elect any of these optional features, they involve additional charges that will serve to decrease the performance of your Variable Funding Options. You may wish to speak with your registered representative to obtain performance information specific to the optional features you may wish to select.

Performance figures for each Variable Funding Option are based in part on the performance of a corresponding Underlying Fund. In some cases, the Underlying Fund may have existed before the technical inception of the corresponding Variable Fund Option. In those cases, we can create "hypothetical historical performance" of a Variable Fund Option. These figures show the performance that the Variable Fund Option would have achieved had it been available during the entire history of the Underlying Fund.

                           FEDERAL TAX CONSIDERATIONS
--------------------------------------------------------------------------------

The following general discussion of the federal income tax consequences related to your investment in this Contract is not intended to cover all situations, and is not meant to provide tax or legal advice. Because of the complexity of the law and the fact that the tax results will vary depending on many factors, you should consult your tax and/or legal adviser regarding the tax implications of purchasing this Contract based upon your individual situation. For further tax information, an additional discussion of certain tax matters is contained in the SAI.

GENERAL TAXATION OF ANNUITIES

Congress has recognized the value of saving for retirement by providing certain tax benefits, in the form of tax deferral, for premiums paid under an annuity and permitting tax-free transfers between the various investment options offered under the Contract. The Internal Revenue Code ("Code") governs how earnings on your investment in the Contract are ultimately taxed, depending upon the type of Contract, qualified or non-qualified, and the manner in which the money is distributed, as briefly described below. In analyzing the benefits of tax deferral it is important to note that the Jobs and Growth Tax Relief Reconciliation Act of 2003 amended Code Section 1 to reduce the marginal tax rates on long-term capital gains and dividends to 5% and 15%. The reduced rates apply during 2003 through 2008, and thereafter will increase to prior levels. Earnings under annuity Contracts continue to be taxed as ordinary income (top rate of 35%).

TAX-FREE EXCHANGES: Code Section 1035 provides that, if certain conditions are met, no gain or loss is recognized when an annuity contract is received in exchange for a life, endowment, or annuity Contract. Since different annuity contracts have different expenses, fees and benefits, a tax-free exchange could result in your investment becoming subject to higher or lower fees and/or expenses.

TYPES OF CONTRACTS: QUALIFIED AND NON-QUALIFIED

QUALIFIED ANNUITY CONTRACTS

If you purchase your Contract with proceeds of an eligible rollover distribution from any qualified employee pension plan or individual retirement annuity (IRA), your Contract is referred to as a Qualified Contract. Some examples of Qualified Contracts are: IRAs, tax-sheltered annuities established by public school systems or certain tax-exempt organizations under Code Section 403(b), corporate sponsored pension and profit-sharing plans (including 401(k) plans), Keogh Plans (for self-employed individuals), and certain other qualified deferred compensation plans. Another type of Qualified Contract is a Roth IRA, under which after-tax contributions accumulate until maturity, when amounts (including earnings) may be withdrawn tax-free. The rights and benefits under a Qualified Contract may be limited by the terms of the retirement plan, regardless of the terms and conditions of the Contract. Plan participants making contributions to Qualified Contracts will be subject to minimum distribution rules as provided by the Code and described below.

TAXATION OF QUALIFIED ANNUITY CONTRACTS

Under a qualified annuity, since amounts paid into the Contract have generally not yet been taxed, the full amount of such distributions, including the amount attributable to Purchase Payments, whether paid in the form of lump-sum withdrawals or Annuity Payments, are generally taxed at the ordinary income tax rate unless the distribution is transferred to an eligible rollover account or Contract. The Contract is available as a vehicle for IRA rollovers and for other Qualified Contracts. There are special rules which govern the taxation of Qualified Contracts, including withdrawal restrictions, requirements for mandatory distributions, and contribution limits. We have provided a more complete discussion in the SAI.

MANDATORY DISTRIBUTIONS FOR QUALIFIED PLANS

Federal tax law requires that minimum annual distributions begin by April 1st of the calendar year following the calendar year in which an IRA owner attains age 70 1/2. Participants in qualified plans and 403(b) annuities may defer minimum distributions until the later of April 1st of the calendar year following the calendar year in which they attain age 70 1/2 or the year of retirement. If you own more than one individual retirement annuity and/or account, you may satisfy the minimum distribution rules on an aggregate basis (i.e. determine the total amount of required distributions from all IRAs and take the required amount from any one or more IRAs). A similar aggregate approach is available to meet your 403(b) minimum distribution requirements if you have multiple 403(b) annuities.

MINIMUM DISTRIBUTIONS FOR BENEFICIARIES UPON THE CONTRACT OWNER'S DEATH: Upon the death of the Contract Owner and/or Annuitant of a Qualified Contract, the funds remaining in the Contract must be completely withdrawn within 5 years from the date of death (including in a single lump sum) or minimum distributions may be taken over the life expectancy of the beneficiary provided such distributions are payable at least annually and begin within one year from the date of death. Special rules apply where the beneficiary is the surviving spouse, which allow the spouse to assume the Contract and defer the minimum distribution requirements.

NOTE TO PARTICIPANTS IN QUALIFIED PLANS INCLUDING 401, 403(B), 457 AS WELL AS IRA OWNERS: While annual plan contribution limits may be increased from time to time by Congress and the IRS for federal income tax purposes, these limits must be adopted by each state for the higher limits to be effective at a state income tax level. In other words, the permissible contribution limit for income tax purposes may be different at the federal level from your state's income tax laws. Therefore, in certain states, a portion of the contributions may not be excludible or deductible from state income taxes. Please consult your employer or tax adviser regarding this issue.

NON-QUALIFIED ANNUITY CONTRACTS

If you purchase the Contract on an individual basis with after-tax dollars and not under one of the programs described above, your Contract is referred to as non-qualified.

As the owner of a non-qualified annuity, you do not receive any tax benefit (deduction or deferral of income) on Purchase Payments, but you will not be taxed on increases in the value of your Contract until a distribution occurs -- either as a withdrawal (distribution made prior to the Maturity Date), or as Annuity Payments. When a withdrawal is made, you are taxed on the amount of the withdrawal that is considered earnings under federal tax laws. Similarly, when you receive an Annuity Payment, part of each payment is considered a return of your Purchase Payments and will not be taxed. The remaining portion of the Annuity Payment (i.e., any earnings) will be considered ordinary income for federal income tax purposes.

If a non-qualified annuity is owned by other than an individual, however, (e.g., by a corporation), increases in the value of the Contract attributable to Purchase Payments made after February 28, 1986 are includable in income annually and taxed at ordinary income tax rates. Furthermore, for Contracts issued after April 22, 1987, if you transfer the Contract to another person or entity without adequate consideration, all deferred increases in value will be includable in your income at the time of the transfer.

If you make a partial withdrawal, this money will generally be taxed as first coming from earnings, (income in the contract), and then from your Purchase Payments. These withdrawn earnings are includable in your taxable income. (See Penalty Tax for Premature Distributions below.) There is income in the Contract to the extent the Contract Value exceeds your investment in the Contract. The investment in the Contract equals the total Purchase Payments you paid less any amount received previously which was excludible from gross income. Any direct or indirect borrowing against the value of the Contract or pledging of the Contract as security for a loan will be treated as a cash distribution under the tax law, and will have tax consequences in the year taken.

Federal tax law requires that non-qualified annuity Contracts meet minimum mandatory distribution requirements upon the death of the Contract Owner, including the death of either of the joint owners. If these requirements are not met, the Contract will not be treated as an annuity Contract for federal income tax purposes and earnings under the Contract will be taxable currently, not when distributed. The distribution required depends, among other things, upon whether an annuity option is elected or whether the succeeding Contract Owner is the surviving spouse. We will administer Contracts in accordance with these rules and we will notify you when you should begin receiving payments. There is a more complete discussion of these rules in the SAI.

DIVERSIFICATION REQUIREMENTS FOR VARIABLE ANNUITIES

The Code requires that any non-qualified variable annuity Contracts based on a Separate Account must meet specific diversification standards. Non-qualified variable annuity contracts shall not be treated as an annuity for Federal income tax purposes if investments made in the account are not adequately diversified. Final tax regulations define how Separate Accounts must be diversified. The Company monitors the diversification of investments constantly and believes that its accounts are adequately diversified. The consequence of any failure to diversify is essentially the loss to the Contract Owner of tax-deferred treatment, requiring the current inclusion of a proportionate share of the income and gains from the Separate Account assets in the income of each Contract Owner. The Company intends to administer all Contracts subject to this provision of law in a manner that will maintain adequate diversification.

OWNERSHIP OF THE INVESTMENTS

In certain circumstances, owners of variable annuity contracts have been considered to be the owners of the assets of the underlying Separate Account for Federal income tax purposes due to their ability to exercise investment control over those assets. When this is the case, the contract owners have been currently taxed on income and gains attributable to the variable account assets. There is little guidance in this area, and some features of the Contract, such as the number of funds available and the flexibility of the Contract Owner to allocate premium payments and transfer amounts among the funding options, have not been addressed in public rulings. While we believe that the Contract does not give the Contract Owner investment control over Separate Account assets, we reserve the right to modify the Contract as necessary to prevent a Contract Owner from being treated as the owner of the Separate Account assets supporting the Contract.

TAXATION OF DEATH BENEFIT PROCEEDS

Amounts may be distributed from a Non-qualified Contract because of the death of an owner or Annuitant. Generally, such amounts are includable in the income of the recipient as follows: (i) if distributed in a lump sum, they are taxed in the same manner as a full surrender of the contract; or (ii) if distributed under a payment option, they are taxed in the same way as Annuity Payments.

OTHER TAX CONSIDERATIONS

TREATMENT OF CHARGES FOR OPTIONAL BENEFITS

The Contract may provide one or more optional enhanced death benefits or other minimum guaranteed benefit that in some cases may exceed the greater of purchase price or the Contract Value. It is possible that the Internal Revenue Service may take the position that the charges for the optional enhanced benefit(s) are deemed to be taxable distributions to you. Although we do not believe that a charge under such optional enhanced benefit should be treated as a taxable withdrawal, you should consult with your tax adviser before selecting any rider or endorsement to the Contract.

PENALTY TAX FOR PREMATURE DISTRIBUTIONS

For both Qualified and Non-qualified Contracts, taxable distributions taken before the Contract Owner has reached the age of 591/2 will be subject to a 10% additional tax penalty unless the distribution is taken in a series of periodic distributions, for life or life expectancy, or unless the distribution follows the death or disability of the Contract Owner. Other exceptions may be available in certain qualified plans. The 10% additional tax is in addition to any penalties that may apply under your Contract and the normal income taxes due on the distribution.

PUERTO RICO TAX CONSIDERATIONS

The Puerto Rico Internal Revenue Code of 1994 (the "1994 Code") taxes distributions from non-qualified annuity contracts differently than in the U.S. Distributions that are not in the form of an annuity (including partial surrenders and period certain payments) are treated under the 1994 Code first as a return of investment. Therefore, no taxable income is recognized for Puerto Rico tax purposes until the cumulative amount paid exceeds your tax basis. The amount of income on annuity distributions (payable over your lifetime) is also calculated differently under the 1994 Code. Since Puerto Rico residents are also subject to U.S. income tax on all income other than income sourced to Puerto Rico, the timing of recognition of income from an annuity contract could vary between the two jurisdictions. Although the 1994 Code provides a credit against the Puerto Rico income tax for U.S. income taxes paid, an individual may not get full credit because of the timing differences. You should consult with a personal tax adviser regarding the tax consequences of purchasing an annuity contract and/or any proposed distribution, particularly a partial distribution or election to annuitize.

NON-RESIDENT ALIENS

Distributions to non-resident aliens ("NRAs") are subject to special and complex tax and withholding rules under the Code, some of which are based upon the particular facts and circumstances of the Contract Owner, the beneficiary and the transaction itself. In addition, Annuity Payments to NRAs in many countries are exempt from U.S. tax (or subject to lower rates) based upon a tax treaty. NRAs should seek guidance from a tax adviser regarding their personal situation.

                                OTHER INFORMATION
--------------------------------------------------------------------------------

THE INSURANCE COMPANIES

Please refer to your Contract to determine which Company issued your Contract.

The Travelers Insurance Company is a stock insurance company chartered in 1863 in Connecticut and continuously engaged in the insurance business since that time. It is licensed to conduct life insurance business in all states of the United States, the District of Columbia, Puerto Rico, Guam, the U.S. and British Virgin Islands and the Bahamas. The Company is an indirect wholly-owned subsidiary of Citigroup Inc. The Company's Home Office is located at One Cityplace, Hartford, Connecticut 06103-3415.

The Travelers Life and Annuity Company is a stock insurance company chartered in 1973 in Connecticut and continuously engaged in the insurance business since that time. It is licensed to conduct life insurance business in all states of the United States (except New York), the District of Columbia and Puerto Rico. The Company is an indirect wholly-owned subsidiary of Citigroup Inc. The Company's Home Office is located at One Cityplace, Hartford, Connecticut 06103-3415.

FINANCIAL STATEMENTS

The financial statements for the Company and its Separate Account are located in the Statement of Additional Information.

DISTRIBUTION OF VARIABLE ANNUITY CONTRACTS

DISTRIBUTION AND PRINCIPAL UNDERWRITING AGREEMENT. Travelers Distribution LLC ("TDLLC") serves as the principal underwriter and distributor of the securities offered through this Prospectus pursuant to the terms of the Distribution and Principal Underwriting Agreement. TDLLC also acts as the principal underwriter and distributor of other variable annuity contracts and variable life insurance policies issued by the Company and its affiliated companies.

TDLLC's principal executive offices are located at One Cityplace, Hartford, Connecticut 06103. TDLLC is registered as a broker-dealer with the Securities and Exchange Commission ("SEC") under the Securities Exchange Act of 1934, as well as the securities commissions in the states in which it operates, and is a member of the National Association of Securities Dealers, Inc. ("NASD"). TDLLC is affiliated with the Company and each Separate Account. TDLLC, as the principal underwriter and distributor, does not retain any fees under the Contracts.

The Contracts are offered on a continuous basis. TDLLC enters into selling agreements with broker-dealers who are registered with the SEC and are members of the NASD, and with entities that may offer the Contracts but are exempt from registration. Applications for the Contract are solicited by registered representatives who are associated persons of such broker-dealer firms. Such representatives act as appointed agents of the Company under applicable state insurance law and must be licensed to sell variable insurance products. We intend to offer the Contract in all jurisdictions where we are licensed to do business and where the Contract is approved.

COMPENSATION. Broker-dealers who have selling agreements with TDLLC are paid compensation for the promotion and sale of the Contracts according to one or more schedules. Registered representatives who solicit sales of the Contract typically receive a portion of the compensation payable to the broker-dealer firm, depending on the agreement between the firm and the registered representative. Compensation paid on the Contracts, as well as other incentives or payments, are not assessed as an additional direct charge to Contract owners or the Separate Account. We intend to recoup commissions and other sales expenses through fees and charges imposed under the Contract and from profits on payments received by the Company and TDLLC for providing administrative, marketing and other support and services to the Funds.

The amount and timing of compensation may vary depending on the selling agreement but is not expected to exceed 10% of Purchase Payments (if up-front compensation is paid to registered representatives) and up to 2% annually of average account value (if asset-based compensation is paid to registered representatives). We may also periodically establish commission specials; however, commissions paid under these specials will not exceed the amounts described immediately above. To the extent permitted by NASD rules and other applicable laws and regulations, TDLLC may pay or allow other promotional incentives or payments in the form of cash or other compensation.

Broker-dealer firms may receive separate compensation or reimbursement for, among other things, training of sales personnel, marketing or other services they provide to the Company or our affiliates. In addition, the Company or TDLLC may enter into special compensation arrangements with certain broker-dealer firms based on aggregate or anticipated sales of the Contracts or other criteria. These special compensation arrangements will not be offered to all broker-dealer firms and the terms of such arrangements may differ between broker-dealer firms.

The Company and TDLLC have entered into such an arrangement with PFS Investments, Inc., the only broker-dealer firm that is authorized by the Company and TDLLC to offer the Contracts and an affiliate of the Company and TDLLC. Any such compensation payable to a broker-dealer firm will be made by TDLLC or the Company out of their own assets and will not result in any additional direct charge to you.

The Company and TDLLC have entered into selling agreements with certain broker-dealer firms that have an affiliate that acts as investment adviser to one or more Underlying Funds or serves as a subadviser to a Portfolio of The Travelers Series Trust or Travelers Series Fund Inc., which are offered under the Contracts. These firms include Fidelity Management & Research Company, Morgan Stanley Investment Advisers Inc., Merrill Lynch Investment Managers, L.P., Salomon Brothers Asset Management and Smith Barney Fund Management.

CONFORMITY WITH STATE AND FEDERAL LAWS

The laws of the state in which we deliver a Contract govern that Contract. Where a state has not approved a Contract feature or funding option, it will not be available in that state. Any paid-up annuity, Cash Surrender Value or death benefits that are available under the Contract are not less than the minimum benefits required by the statutes of the state in which we delivered the Contract. We reserve the right to make any changes, including retroactive changes, in the Contract to the extent that the change is required to meet the requirements of any law or regulation issued by any governmental agency to which the Company, the Contract or the Contract Owner is subject.

VOTING RIGHTS

The Company is the legal owner of the shares of the Underlying Funds. However, we believe that when an Underlying Fund solicits proxies in conjunction with a vote of shareholders we are required to obtain from you and from other owners instructions on how to vote those shares. We will vote all shares, including those we may own on our own behalf, and those where we have not received instructions from Contract Owners, in the same proportion as shares for which we received voting instructions. Should we determine that we are no longer required to comply with the above, we will vote on the shares in our own right. In certain limited circumstances, and when permitted by law, we may disregard voting instructions. If we do disregard voting instructions, a summary of that action and the reasons for such action would be included in the next annual report to Contract Owners.

RESTRICTIONS ON FINANCIAL TRANSACTIONS

Federal laws designed to counter terrorism and prevent money laundering might, in certain circumstances, require us to block a Contract Owner's ability to make certain transactions and thereby refuse to accept any request for transfers, withdrawals, surrenders, or death benefits, until the instructions are received from the appropriate regulator. We may also be required to provide additional information about you and your Contract to government regulators.

LEGAL PROCEEDINGS AND OPINIONS

Legal matters in connection with the federal laws and regulations affecting the issue and sale of the contract described in this prospectus, as well as the organization of the Companies, their authority to issue variable annuity contracts under Connecticut law and the validity of the forms of the variable annuity contracts under Connecticut law, have been passed on by the Deputy General Counsel of the Companies.

In 2003, several issues in the mutual fund and variable insurance product industries have come under the scrutiny of federal and state regulators. Like many other companies in our industry, the Companies have received a request for information from the Securities and Exchange Commission (SEC) and a subpoena from the

New York Attorney General regarding market timing and late trading. In March 2004, the SEC requested additional information about the Companies' variable product operations on market timing, late trading and revenue sharing. The Companies are cooperating fully with all of these reviews and are not able to predict their outcomes.

Notwithstanding the above, there are no pending legal proceedings affecting either the Separate Account or the principal underwriter. There are no pending legal proceedings against either Company likely to have a material adverse affect on the ability of either Company to meet its obligations under the applicable Contract.

                      THIS PAGE INTENTIONALLY LEFT BLANK.

                  APPENDIX A -- CONDENSED FINANCIAL INFORMATION
--------------------------------------------------------------------------------

            THE TRAVELERS SEPARATE ACCOUNT PF FOR VARIABLE ANNUITIES
                      ACCUMULATION UNIT VALUES (IN DOLLARS)

The following Accumulation Unit Value information should be read in conjunction with the Separate Account's audited financial statement and notes, which are included in the Statement of Additional Information.


                         SEPARATE ACCOUNT CHARGES 1.65%

                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                        BEGINNING OF   UNIT VALUE AT      OUTSTANDING AT
PORTFOLIO NAME                                                 YEAR         YEAR        END OF YEAR        END OF YEAR
----------------                                              ------- ---------------- --------------- -------------------
AIM Variable Insurance Funds
   AIM V.I. Capital Appreciation Fund -- Series II (7/02)...   2003        0.742           0.943                  32,460
                                                               2002        1.000           0.742                   4,254

   AIM V.I. Premier Equity Fund -- Series II (10/02)........   2003        0.684           0.840                  66,654
                                                               2002        1.000           0.684                      --

AllianceBernstein Variable Product Series Fund, Inc.
   AllianceBernstein Premier Growth Portfolio --
   Class B (3/02)...........................................   2003        0.678           0.823                  23,283
                                                               2002        1.000           0.678                      --

   AllianceBernstein Technology Portfolio --
   Class B (5/02). .........................................   2003        0.563           0.796                 147,453
                                                               2002        1.000           0.563                  18,093

Franklin Templeton Variable Insurance Products Trust
   Mutual Shares Securities Fund -- Class 2 Shares (5/02)...   2003        0.868           1.069                 808,687
                                                               2002        1.000           0.868                  91,338

   Templeton Growth Securities Fund --
   Class 2 Shares (5/02) ...................................   2003        0.800           1.040                 283,137
                                                               2002        1.000           0.800                  84,385

Greenwich Street Series Fund
   Appreciation Portfolio (2/02)............................   2003        0.825           1.011               4,207,195
                                                               2002        1.017           0.825                 631,993
                                                               2001        1.000           1.017                      --

   Fundamental Value Portfolio (2/02).......................   2003        0.787           1.073               6,097,876
                                                               2002        1.016           0.787               1,187,609
                                                               2001        1.000           1.016                      --

                      ACCUMULATION UNIT VALUES (IN DOLLARS)

                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                        BEGINNING OF   UNIT VALUE AT      OUTSTANDING AT
PORTFOLIO NAME                                                 YEAR         YEAR        END OF YEAR        END OF YEAR
----------------                                              ------- ---------------- --------------- -------------------
Oppenheimer Variable Account Funds
   Oppenheimer Capital Appreciation Fund/VA -- Service
   Shares (4/02)............................................   2003        0.717           0.922                 125,907
                                                               2002        1.000           0.717                  69,299

   Oppenheimer Main Street Fund/VA -- Service
   Shares (7/02). ..........................................   2003        0.795           0.989                 374,299
                                                               2002        1.000           0.795                  13,819

Pioneer Variable Contracts Trust
   Pioneer Fund VCT Portfolio -- Class II Shares (7/02).....   2003        0.791           0.960                  92,577
                                                               2002        1.000           0.791                  35,462

   Pioneer Mid Cap Value VCT Portfolio -- Class II
   Shares (4/02)............................................   2003        0.875           1.180                 202,580
                                                               2002        1.000           0.875                  31,067

Putnam Variable Trust
   Putnam VT International Equity Fund -- Class IB
   Shares (8/02)............................................   2003        0.807           1.020                 149,667
                                                               2002        1.000           0.807                   3,381

   Putnam VT Small Cap Value Fund -- Class IB
   Shares (5/02). ..........................................   2003        0.808           1.189                 317,621
                                                               2002        1.000           0.808                  91,626

Smith Barney Allocation Series Inc.
   Select Balanced Portfolio (2/02).........................   2003        0.931           1.102               1,116,400
                                                               2002        1.012           0.931                 472,345
                                                               2001        1.000           1.012                      --

   Select Growth Portfolio (10/02)..........................   2003        0.815           1.041                 118,677
                                                               2002        1.011           0.815                  11,828
                                                               2001        1.000           1.011                      --

   Select High Growth Portfolio (5/02)......................   2003        0.756           1.018                  96,453
                                                               2002        1.009           0.756                     643
                                                               2001        1.000           1.009                      --

                      ACCUMULATION UNIT VALUES (IN DOLLARS)

                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                        BEGINNING OF   UNIT VALUE AT      OUTSTANDING AT
PORTFOLIO NAME                                                 YEAR         YEAR        END OF YEAR        END OF YEAR
----------------                                              ------- ---------------- --------------- -------------------
Smith Barney Investment Series
   SB Government Portfolio -- Class A Shares (2/02).........   2003        1.073           1.063               5,176,659
                                                               2002        1.011           1.073               1,077,507
                                                               2001        1.000           1.011                      --

   Smith Barney Growth and Income Portfolio (3/02)..........   2003        0.778           0.997               2,085,976
                                                               2002        1.016           0.778                  89,169
                                                               2001        1.000           1.016                      --

   Smith Barney Large Cap Core Portfolio (2/02).............   2003        0.734           0.892                 573,333
                                                               2002        1.009           0.734                  93,979
                                                               2001        1.000           1.009                      --

   Smith Barney Premier Selections All Cap Growth
   Portfolio (2/02).........................................   2003        0.725           0.958                  21,227
                                                               2002        1.007           0.725                      --
                                                               2001        1.000           1.007                      --

The Travelers Series Trust
   Convertible Securities Portfolio (3/02)..................   2003        0.918           1.140                 310,836
                                                               2002        1.000           0.918                  22,585

   Merrill Lynch Large Cap Core Portfolio (2/02)............   2003        0.751           0.895                 148,315
                                                               2002        1.020           0.751                   5,783
                                                               2001        1.000           1.020                      --

   MFS Mid Cap Growth Portfolio (4/02)......................   2003        0.519           0.699                 253,862
                                                               2002        1.031           0.519                 135,394
                                                               2001        1.000           1.031                      --

   Social Awareness Stock Portfolio (4/02)..................   2003        0.747           0.947                 610,982
                                                               2002        1.010           0.747                 216,899
                                                               2001        1.000           1.010                      --

Travelers Series Fund Inc.
   MFS Total Return Portfolio (2/02)........................   2003        0.953           1.092               2,953,572
                                                               2002        1.023           0.953                 433,848
                                                               2001        1.000           1.023                      --

                      ACCUMULATION UNIT VALUES (IN DOLLARS)

                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                        BEGINNING OF   UNIT VALUE AT      OUTSTANDING AT
PORTFOLIO NAME                                                 YEAR         YEAR        END OF YEAR        END OF YEAR
----------------                                              ------- ---------------- --------------- -------------------
   Smith Barney Aggressive Growth Portfolio (2/02)..........   2003        0.663           0.877               5,588,355
                                                               2002        1.001           0.663               1,431,257
                                                               2001        1.000           1.001                      --

   Smith Barney High Income Portfolio (2/02)................   2003        0.956           1.199               1,352,108
                                                               2002        1.004           0.956                 120,648
                                                               2001        1.000           1.004                      --

   Smith Barney International All Cap Growth
   Portfolio (2/02).........................................   2003        0.729           0.913                 244,746
                                                               2002        0.997           0.729                  53,764
                                                               2001        1.000           0.997                      --

   Smith Barney Large Cap Value Portfolio (5/02)............   2003        0.753           0.946                 131,942
                                                               2002        1.027           0.753                  16,251
                                                               2001        1.000           1.027                      --

   Smith Barney Large Capitalization Growth
   Portfolio (5/02) ........................................   2003        0.736           1.069                 423,768
                                                               2002        0.995           0.736                  30,375
                                                               2001        1.000           0.995                      --

   Smith Barney Mid Cap Core Portfolio (2/02)...............   2003        0.817           1.043                 305,771
                                                               2002        1.027           0.817                  50,575
                                                               2001        1.000           1.027                      --

   Smith Barney Money Market Portfolio (3/02)...............   2003        0.996           0.986               1,973,279
                                                               2002        1.000           0.996                 700,234

   Travelers Managed Income Portfolio (3/02)................   2003        1.009           1.077               1,885,210
                                                               2002        1.000           1.009                 184,893

Van Kampen Life Investment Trust
   Comstock Portfolio -- Class II Shares (2/02).............   2003        0.808           1.040               2,749,682
                                                               2002        1.020           0.808                 751,345
                                                               2001        1.000           1.020                      --

   Emerging Growth Portfolio -- Class II Shares (2/02)......   2003        0.662           0.827               2,061,287
                                                               2002        1.000           0.662                 735,236

                      ACCUMULATION UNIT VALUES (IN DOLLARS)

                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                        BEGINNING OF   UNIT VALUE AT      OUTSTANDING AT
PORTFOLIO NAME                                                 YEAR         YEAR        END OF YEAR        END OF YEAR
----------------                                              ------- ---------------- --------------- -------------------
   Growth and Income Portfolio -- Class II Shares (3/02)....   2003        0.854           1.073               2,115,801
                                                               2002        1.019           0.854                 349,540
                                                               2001        1.000           1.019                      --

Variable Annuity Portfolios
   Smith Barney Small Cap Growth Opportunities
   Portfolio (3/02).........................................   2003        0.742           1.036                 154,191
                                                               2002        1.014           0.742                  16,830
                                                               2001        1.000           1.014                      --

Variable Insurance Products Fund
   Equity -- Income Portfolio -- Service Class 2 (2/02).....   2003        0.814           1.041                  70,333
                                                               2002        1.000           0.814                      --

   Growth Portfolio -- Service Class 2 (7/02)...............   2003        0.681           0.888                  83,046
                                                               2002        1.000           0.681                  33,149

Variable Insurance Products Fund III
   Mid Cap Portfolio -- Service Class 2 (4/02)..............   2003        0.892           1.212                 148,278
                                                               2002        1.000           0.892                  39,776

                      ACCUMULATION UNIT VALUES (IN DOLLARS)

                         SEPARATE ACCOUNT CHARGES 1.90%

                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                        BEGINNING OF   UNIT VALUE AT      OUTSTANDING AT
PORTFOLIO NAME                                                 YEAR         YEAR        END OF YEAR        END OF YEAR
----------------                                              ------- ---------------- --------------- -------------------
AIM Variable Insurance Funds
   AIM V.I. Capital Appreciation Fund --
   Series II (7/02).........................................   2003        0.740           0.938                      --
                                                               2002        1.000           0.740                      --

   AIM V.I. Premier Equity Fund -- Series II (10/02)........   2003        0.682           0.836                  35,524
                                                               2002        1.000           0.682                  35,524

AllianceBernstein Variable Product Series Fund, Inc.
   AllianceBernstein Premier Growth Portfolio --
   Class B (3/02)...........................................   2003        0.677           0.819                      --
                                                               2002        1.000           0.677                   1,910

   AllianceBernstein Technology Portfolio --
   Class B (5/02). .........................................   2003        0.561           0.792                      --
                                                               2002        1.000           0.561                      --

Franklin Templeton Variable Insurance Products Trust
   Mutual Shares Securities Fund -- Class 2 Shares (5/02)...   2003        0.866           1.063                  29,550
                                                               2002        1.000           0.866                   6,924

   Templeton Growth Securities Fund -- Class 2
   Shares (5/02) ...........................................   2003        0.798           1.035                  13,506
                                                               2002        1.000           0.798                      --

Greenwich Street Series Fund
   Appreciation Portfolio (2/02)............................   2003        0.823           1.006                 301,268
                                                               2002        1.017           0.823                 150,730
                                                               2001        1.000           1.017                      --

   Fundamental Value Portfolio (2/02).......................   2003        0.785           1.068                 138,029
                                                               2002        1.016           0.785                  96,176
                                                               2001        1.000           1.016                      --

Oppenheimer Variable Account Funds
   Oppenheimer Capital Appreciation Fund/VA -- Service
   Shares (4/02)............................................   2003        0.715           0.917                   2,996
                                                               2002        1.000           0.715                      --

                      ACCUMULATION UNIT VALUES (IN DOLLARS)

                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                        BEGINNING OF   UNIT VALUE AT      OUTSTANDING AT
PORTFOLIO NAME                                                 YEAR         YEAR        END OF YEAR        END OF YEAR
----------------                                              ------- ---------------- --------------- -------------------
   Oppenheimer Main Street Fund/VA -- Service
   Shares (7/02). ..........................................   2003        0.793           0.984                  11,371
                                                               2002        1.000           0.793                  11,239

Pioneer Variable Contracts Trust
   Pioneer Fund VCT Portfolio -- Class II Shares (7/02).....   2003        0.789           0.956                  20,592
                                                               2002        1.000           0.789                      --

   Pioneer Mid Cap Value VCT Portfolio -- Class II
   Shares (4/02)............................................   2003        0.873           1.175                  19,751
                                                               2002        1.000           0.873                  19,890

Putnam Variable Trust
   Putnam VT International Equity Fund -- Class IB
   Shares (8/02)............................................   2003        0.805           1.015                      --
                                                               2002        1.000           0.805                      --

   Putnam VT Small Cap Value Fund -- Class IB
   Shares (5/02). ..........................................   2003        0.806           1.183                  32,632
                                                               2002        1.000           0.806                  30,261

Smith Barney Allocation Series Inc.
   Select Balanced Portfolio (2/02).........................   2003        0.929           1.096                   3,362
                                                               2002        1.012           0.929                   3,316
                                                               2001        1.000           1.012                      --

   Select Growth Portfolio (10/02)..........................   2003        0.813           1.035                   2,438
                                                               2002        1.011           0.813                   2,444
                                                               2001        1.000           1.011                      --

   Select High Growth Portfolio (5/02)......................   2003        0.755           1.013                      --
                                                               2002        1.008           0.755                      --
                                                               2001        1.000           1.008                      --

Smith Barney Investment Series
   SB Government Portfolio -- Class A Shares (2/02).........   2003        1.071           1.058                 373,309
                                                               2002        1.011           1.071                 185,573
                                                               2001        1.000           1.011                      --

                      ACCUMULATION UNIT VALUES (IN DOLLARS)

                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                        BEGINNING OF   UNIT VALUE AT      OUTSTANDING AT
PORTFOLIO NAME                                                 YEAR         YEAR        END OF YEAR        END OF YEAR
----------------                                              ------- ---------------- --------------- -------------------
   Smith Barney Growth and Income Portfolio (3/02)..........   2003        0.776           0.992                  79,305
                                                               2002        1.016           0.776                   2,505
                                                               2001        1.000           1.016                      --

   Smith Barney Large Cap Core Portfolio (2/02).............   2003        0.732           0.887                 185,683
                                                               2002        1.009           0.732                 186,448
                                                               2001        1.000           1.009                      --

   Smith Barney Premier Selections All Cap Growth
   Portfolio (2/02).........................................   2003        0.723           0.953                      --
                                                               2002        1.007           0.723                      --
                                                               2001        1.000           1.007                      --

The Travelers Series Trust
   Convertible Securities Portfolio (3/02)..................   2003        0.916           1.135                   2,073
                                                               2002        1.000           0.916                      --

   Merrill Lynch Large Cap Core Portfolio (2/02)............   2003        0.749           0.891                  32,180
                                                               2002        1.020           0.749                   6,523
                                                               2001        1.000           1.020                      --

   MFS Mid Cap Growth Portfolio (4/02)......................   2003        0.517           0.696                      --
                                                               2002        1.031           0.517                      --
                                                               2001        1.000           1.031                      --

   Social Awareness Stock Portfolio (4/02)..................   2003        0.745           0.942                   8,238
                                                               2002        1.010           0.745                   8,238
                                                               2001        1.000           1.010                      --

Travelers Series Fund Inc.
   MFS Total Return Portfolio (2/02)........................   2003        0.951           1.087                 114,345
                                                               2002        1.023           0.951                  42,663
                                                               2001        1.000           1.023                      --

   Smith Barney Aggressive Growth Portfolio (2/02)..........   2003        0.661           0.873                 320,535
                                                               2002        1.001           0.661                 216,871
                                                               2001        1.000           1.001                      --

                      ACCUMULATION UNIT VALUES (IN DOLLARS)

                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                        BEGINNING OF   UNIT VALUE AT      OUTSTANDING AT
PORTFOLIO NAME                                                 YEAR         YEAR        END OF YEAR        END OF YEAR
----------------                                              ------- ---------------- --------------- -------------------
   Smith Barney High Income Portfolio (2/02)................   2003        0.953           1.192                  45,868
                                                               2002        1.004           0.953                  21,504
                                                               2001        1.000           1.004                      --

   Smith Barney International All Cap Growth
   Portfolio (2/02).........................................   2003        0.727           0.909                  24,970
                                                               2002        1.000           0.727                  16,692
                                                               2002        0.997           1.000                      --

   Smith Barney Large Cap Value Portfolio (5/02)............   2003        0.751           0.941                      --
                                                               2002        1.027           0.751                      --
                                                               2001        1.000           1.027                      --

   Smith Barney Large Capitalization Growth
   Portfolio (5/02) ........................................   2003        0.734           1.063                   7,128
                                                               2002        0.995           0.734                   3,932
                                                               2001        1.000           0.995                      --

   Smith Barney Mid Cap Core Portfolio (2/02)...............   2003        0.815           1.038                  32,618
                                                               2002        1.027           0.815                   7,852
                                                               2001        1.000           1.027                      --

   Smith Barney Money Market Portfolio (3/02)...............   2003        0.994           0.981                  24,646
                                                               2002        1.000           0.994                  14,481

   Travelers Managed Income Portfolio (3/02)................   2003        1.007           1.071                  35,241
                                                               2002        1.000           1.007                   5,025

Van Kampen Life Investment Trust
   Comstock Portfolio -- Class II Shares (2/02).............   2003        0.806           1.034                 144,654
                                                               2002        1.020           0.806                 155,076
                                                               2001        1.000           1.020                      --

   Emerging Growth Portfolio -- Class II Shares (2/02)......   2003        0.660           0.823                 100,020
                                                               2002        1.000           0.660                  99,270

   Growth and Income Portfolio -- Class II Shares (3/02)....   2003        0.852           1.067                 152,148
                                                               2002        1.019           0.852                 144,121
                                                               2001        1.000           1.019                      --

                      ACCUMULATION UNIT VALUES (IN DOLLARS)

                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                        BEGINNING OF   UNIT VALUE AT      OUTSTANDING AT
PORTFOLIO NAME                                                 YEAR         YEAR        END OF YEAR        END OF YEAR
----------------                                              ------- ---------------- --------------- -------------------
Variable Annuity Portfolios
   Smith Barney Small Cap Growth Opportunities
   Portfolio (3/02).........................................   2003        0.740           1.031                      --
                                                               2002        1.014           0.740                      --
                                                               2001        1.000           1.014                      --

Variable Insurance Products Fund
   Equity -- Income Portfolio -- Service Class 2 (2/02).....   2003        0.812           1.035                   2,323
                                                               2002        1.000           0.812                   2,133

   Growth Portfolio -- Service Class 2 (7/02)...............   2003        0.680           0.884                      --
                                                               2002        1.000           0.680                      --

Variable Insurance Products Fund III
   Mid Cap Portfolio -- Service Class 2 (4/02)..............   2003        0.889           1.206                  19,424
                                                               2002        1.000           0.889                  26,016


                                      NOTES

Effective March 31, 2003 Alliance Variable Product Series Fund, Inc: Technology Port -- Class B changed its name to AllianceBernstein Variable Product Series Fund, Inc. AllianceBernstein Technology Portfolio -- Class B.

Effective March 31, 2003 Alliance Variable Product Series Fund, Inc: Premier Growth Portfolio -- Class B changed its name to AllianceBernstein Variable Product Series Fund, Inc. AllianceBernstein Premier Growth Portfolio -- Class B.

Effective April 30, 2003 Putnam Variable Trust: Putnam VT International Growth Fund -- Class IB Shares changed its name to Putnam VT International Equity Fund -- Class IB Shares.

Effective May 1, 2003 Oppenheimer Variable Account Funds: Oppenheimer Main Street Growth & Income Fund/VA -- Service Shares changed its name to Oppenheimer Main Street Fund/VA -- Service Shares.

Effective May 12, 2003 Smith Barney Investment Series: Smith Barney Government Portfolio changed its name to SB Government Portfolio -- Class A Shares.

Effective November 17, 2003: The Travelers Series Trust: MFS Research Portfolio changed its name to Merrill Lynch Large Cap Core Portfolio.

Funding options not listed above had no amount allocated to them or where not available as of December 31, 2003.

"Number of Units outstanding at the end of the period" may include units for Contracts Owners in payout phase, where appropriate.

The date next to each funding option's name reflects the date money first came into the funding option through the Separate Account.

The Travelers Series Trust: Merrill Lynch large Cap Core Portfolio is no longer available to new contract owners.

                  APPENDIX B -- CONDENSED FINANCIAL INFORMATION
--------------------------------------------------------------------------------

           THE TRAVELERS SEPARATE ACCOUNT PF II FOR VARIABLE ANNUITIES
                      ACCUMULATION UNIT VALUES (IN DOLLARS)

The following Accumulation Unit Value information should be read in conjunction with the Separate Account's audited financial statement and notes, which are included in the Statement of Additional Information.


                         SEPARATE ACCOUNT CHARGES 1.65%

                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                        BEGINNING OF   UNIT VALUE AT      OUTSTANDING AT
PORTFOLIO NAME                                                 YEAR         YEAR        END OF YEAR        END OF YEAR
----------------                                              ------- ---------------- --------------- -------------------
AIM Variable Insurance Funds
   AIM V.I. Capital Appreciation Fund -- Series II (1/02)...   2003        0.742           0.943                 761,864
                                                               2002        1.000           0.742                 381,270

   AIM V.I. Premier Equity Fund -- Series II (1/02).........   2003        0.684           0.840                 932,004
                                                               2002        1.000           0.684                 607,232

AllianceBernstein Variable Product Series Fund, Inc.
   AllianceBernstein Premier Growth Portfolio --
   Class B (1/02)...........................................   2003        0.678           0.823                 949,919
                                                               2002        1.000           0.678                 319,132

   AllianceBernstein Technology Portfolio --
   Class B (1/02). .........................................   2003        0.563           0.796               1,174,255
                                                               2002        1.000           0.563                 267,834

Franklin Templeton Variable Insurance Products Trust
   Mutual Shares Securities Fund -- Class 2 Shares (1/02)...   2003        0.868           1.069               7,568,125
                                                               2002        1.000           0.868               1,962,284

   Templeton Growth Securities Fund -- Class 2
   Shares (1/02) ...........................................   2003        0.800           1.040               4,994,641
                                                               2002        1.000           0.800               2,095,522

Greenwich Street Series Fund
   Appreciation Portfolio (2/02)............................   2003        0.825           1.011              88,035,333
                                                               2002        1.017           0.825              35,777,863
                                                               2001        1.000           1.017                      --

   Fundamental Value Portfolio (2/02).......................   2003        0.787           1.073             107,576,060
                                                               2002        1.016           0.787              51,708,377
                                                               2001        1.000           1.016                      --

                      ACCUMULATION UNIT VALUES (IN DOLLARS)

                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                        BEGINNING OF   UNIT VALUE AT      OUTSTANDING AT
PORTFOLIO NAME                                                 YEAR         YEAR        END OF YEAR        END OF YEAR
----------------                                              ------- ---------------- --------------- -------------------
Oppenheimer Variable Account Funds
   Oppenheimer Capital Appreciation Fund/VA -- Service
   Shares (1/02)............................................   2003        0.717           0.922               4,008,783
                                                               2002        1.000           0.717               1,764,279

   Oppenheimer Main Street Fund/VA -- Service
   Shares (1/02). ..........................................   2003        0.795           0.989               5,471,650
                                                               2002        1.000           0.795               2,403,025

Pioneer Variable Contracts Trust
   Pioneer Fund VCT Portfolio -- Class II Shares (1/02).....   2003        0.791           0.960               1,358,575
                                                               2002        1.000           0.791                 639,742

   Pioneer Mid Cap Value VCT Portfolio -- Class II
   Shares (1/02)............................................   2003        0.875           1.180               3,512,972
                                                               2002        1.000           0.875               1,786,015

Putnam Variable Trust
   Putnam VT International Equity Fund -- Class IB
   Shares (1/02)............................................   2003        0.807           1.020               1,815,234
                                                               2002        1.000           0.807                 922,947

   Putnam VT Small Cap Value Fund -- Class IB
   Shares (1/02). ..........................................   2003        0.808           1.189               3,503,133
                                                               2002        1.000           0.808               1,871,036

Smith Barney Allocation Series Inc.
   Select Balanced Portfolio (2/02).........................   2003        0.931           1.102              18,990,148
                                                               2002        1.012           0.931               9,889,468
                                                               2001        1.000           1.012                      --

   Select Growth Portfolio (2/02)...........................   2003        0.815           1.041               3,599,500
                                                               2002        1.011           0.815               2,042,002
                                                               2001        1.000           1.011                      --

   Select High Growth Portfolio (3/02)......................   2003        0.756           1.018               1,169,683
                                                               2002        1.009           0.756                 466,499
                                                               2001        1.000           1.009                      --

                      ACCUMULATION UNIT VALUES (IN DOLLARS)

                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                        BEGINNING OF   UNIT VALUE AT      OUTSTANDING AT
PORTFOLIO NAME                                                 YEAR         YEAR        END OF YEAR        END OF YEAR
----------------                                              ------- ---------------- --------------- -------------------
Smith Barney Investment Series
   SB Government Portfolio -- Class A Shares (2/02).........   2003        1.073           1.063              63,462,120
                                                               2002        1.011           1.073              36,659,033
                                                               2001        1.000           1.011                      --

   Smith Barney Growth and Income Portfolio (2/02)..........   2003        0.778           0.997              17,476,253
                                                               2002        1.016           0.778               8,370,704
                                                               2001        1.000           1.016                      --

   Smith Barney Large Cap Core Portfolio (2/02).............   2003        0.734           0.892              12,898,299
                                                               2002        1.009           0.734               8,588,329
                                                               2001        1.000           1.009                      --

   Smith Barney Premier Selections All Cap Growth
   Portfolio (2/02).........................................   2003        0.725           0.958                 884,681
                                                               2002        1.007           0.725                 388,569
                                                               2001        1.000           1.007                      --

The Travelers Series Trust
   Convertible Securities Portfolio (1/02)..................   2003        0.918           1.140              10,471,039
                                                               2002        1.000           0.918               3,886,675

   Merrill Lynch Large Cap Core Portfolio (2/02)............   2003        0.751           0.895               3,278,969
                                                               2002        1.020           0.751               2,035,876
                                                               2001        1.000           1.020                      --

   MFS Mid Cap Growth Portfolio (2/02)......................   2003        0.519           0.699               5,024,422
                                                               2002        1.031           0.519               2,513,043
                                                               2001        1.000           1.031                      --

   Social Awareness Stock Portfolio (2/02)..................   2003        0.747           0.947               6,309,864
                                                               2002        1.010           0.747               3,231,899
                                                               2001        1.000           1.010                      --

Travelers Series Fund Inc.
   MFS Total Return Portfolio (2/02)........................   2003        0.953           1.092              44,157,745
                                                               2002        1.023           0.953              20,349,095
                                                               2001        1.000           1.023                      --

                      ACCUMULATION UNIT VALUES (IN DOLLARS)

                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                        BEGINNING OF   UNIT VALUE AT      OUTSTANDING AT
PORTFOLIO NAME                                                 YEAR         YEAR        END OF YEAR        END OF YEAR
----------------                                              ------- ---------------- --------------- -------------------
   Smith Barney Aggressive Growth Portfolio (2/02)..........   2003        0.663           0.877             115,850,423
                                                               2002        1.001           0.663              53,566,170
                                                               2001        1.000           1.001                      --

   Smith Barney High Income Portfolio (2/02)................   2003        0.956           1.199              16,909,642
                                                               2002        1.004           0.956               5,535,785
                                                               2001        1.000           1.004                      --

   Smith Barney International All Cap Growth
   Portfolio (2/02).........................................   2003        0.729           0.913               4,907,935
                                                               2002        0.997           0.729               2,163,754
                                                               2001        1.000           0.997                      --

   Smith Barney Large Cap Value Portfolio (2/02)............   2003        0.753           0.946               4,042,327
                                                               2002        1.027           0.753               1,545,399
                                                               2001        1.000           1.027                      --

   Smith Barney Large Capitalization Growth
   Portfolio (2/02) ........................................   2003        0.736           1.069              11,429,389
                                                               2002        0.995           0.736               3,199,210
                                                               2001        1.000           0.995                      --

   Smith Barney Mid Cap Core Portfolio (2/02)...............   2003        0.817           1.043              15,085,591
                                                               2002        1.027           0.817               7,958,407
                                                               2001        1.000           1.027                      --

   Smith Barney Money Market Portfolio (2/02)...............   2003        0.996           0.986              34,695,987
                                                               2002        1.000           0.996              27,866,936

   Travelers Managed Income Portfolio (1/02)................   2003        1.009           1.077              27,700,968
                                                               2002        1.000           1.009               8,413,347

Van Kampen Life Investment Trust
   Comstock Portfolio -- Class II Shares (2/02).............   2003        0.808           1.040              46,233,542
                                                               2002        1.020           0.808              24,650,743
                                                               2001        1.000           1.020                      --

   Emerging Growth Portfolio -- Class II Shares (2/02)......   2003        0.662           0.827              16,621,436
                                                               2002        1.000           0.662               9,580,394

                      ACCUMULATION UNIT VALUES (IN DOLLARS)

                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                        BEGINNING OF   UNIT VALUE AT      OUTSTANDING AT
PORTFOLIO NAME                                                 YEAR         YEAR        END OF YEAR        END OF YEAR
----------------                                              ------- ---------------- --------------- -------------------
   Growth and Income Portfolio -- Class II Shares (2/02)....   2003        0.854           1.073              35,159,389
                                                               2002        1.019           0.854              18,418,400
                                                               2001        1.000           1.019                      --

Variable Annuity Portfolios
   Smith Barney Small Cap Growth Opportunities
   Portfolio (2/02).........................................   2003        0.742           1.036               3,203,973
                                                               2002        1.014           0.742               1,595,685
                                                               2001        1.000           1.014                      --

Variable Insurance Products Fund
   Equity -- Income Portfolio -- Service Class 2 (1/02).....   2003        0.814           1.041               3,432,360
                                                               2002        1.000           0.814               1,858,184

   Growth Portfolio -- Service Class 2 (1/02)...............   2003        0.681           0.888               1,596,479
                                                               2002        1.000           0.681                 868,137

Variable Insurance Products Fund III
   Mid Cap Portfolio -- Service Class 2 (1/02)..............   2003        0.892           1.212               2,848,282
                                                               2002        1.000           0.892               1,430,300

                      ACCUMULATION UNIT VALUES (IN DOLLARS)

                         SEPARATE ACCOUNT CHARGES 1.90%

                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                        BEGINNING OF   UNIT VALUE AT      OUTSTANDING AT
PORTFOLIO NAME                                                 YEAR         YEAR        END OF YEAR        END OF YEAR
----------------                                              ------- ---------------- --------------- -------------------
AIM Variable Insurance Funds
   AIM V.I. Capital Appreciation Fund --
   Series II (1/02).........................................   2003        0.740           0.938                 192,718
                                                               2002        1.000           0.740                  36,499

   AIM V.I. Premier Equity Fund -- Series II (1/02).........   2003        0.682           0.836                 197,321
                                                               2002        1.000           0.682                  46,815

AllianceBernstein Variable Product Series Fund, Inc.
   AllianceBernstein Premier Growth Portfolio --
   Class B (1/02)...........................................   2003        0.677           0.819                  75,228
                                                               2002        1.000           0.677                  37,120

   AllianceBernstein Technology Portfolio --
   Class B (1/02). .........................................   2003        0.561           0.792                 224,735
                                                               2002        1.000           0.561                  91,138

Franklin Templeton Variable Insurance Products Trust
   Mutual Shares Securities Fund -- Class 2 Shares (1/02)...   2003        0.866           1.063                 896,114
                                                               2002        1.000           0.866                 236,332

   Templeton Growth Securities Fund -- Class 2
   Shares (1/02) ...........................................   2003        0.798           1.035                 618,235
                                                               2002        1.000           0.798                 308,000

Greenwich Street Series Fund
   Appreciation Portfolio (2/02)............................   2003        0.823           1.006              13,856,750
                                                               2002        1.017           0.823               4,867,753
                                                               2001        1.000           1.017                      --

   Fundamental Value Portfolio (2/02).......................   2003        0.785           1.068              15,231,228
                                                               2002        1.016           0.785               6,510,825
                                                               2001        1.000           1.016                      --

Oppenheimer Variable Account Funds
   Oppenheimer Capital Appreciation Fund/VA -- Service
   Shares (1/02)............................................   2003        0.715           0.917                 656,134
                                                               2002        1.000           0.715                 250,885

                      ACCUMULATION UNIT VALUES (IN DOLLARS)

                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                        BEGINNING OF   UNIT VALUE AT      OUTSTANDING AT
PORTFOLIO NAME                                                 YEAR         YEAR        END OF YEAR        END OF YEAR
----------------                                              ------- ---------------- --------------- -------------------
   Oppenheimer Main Street Fund/VA -- Service
   Shares (1/02). ..........................................   2003        0.793           0.984                 738,923
                                                               2002        1.000           0.793                 204,337

Pioneer Variable Contracts Trust
   Pioneer Fund VCT Portfolio -- Class II Shares (1/02).....   2003        0.789           0.956                 280,451
                                                               2002        1.000           0.789                 137,457

   Pioneer Mid Cap Value VCT Portfolio -- Class II
   Shares (1/02)............................................   2003        0.873           1.175                 662,686
                                                               2002        1.000           0.873                 166,486

Putnam Variable Trust
   Putnam VT International Equity Fund -- Class IB
   Shares (1/02)............................................   2003        0.805           1.015                 216,412
                                                               2002        1.000           0.805                 117,321

   Putnam VT Small Cap Value Fund -- Class IB
   Shares (1/02). ..........................................   2003        0.806           1.183                 403,015
                                                               2002        1.000           0.806                 200,289

Smith Barney Allocation Series Inc.
   Select Balanced Portfolio (2/02).........................   2003        0.929           1.096               3,932,435
                                                               2002        1.012           0.929               2,347,467
                                                               2001        1.000           1.012                      --

   Select Growth Portfolio (2/02)...........................   2003        0.813           1.035               1,004,326
                                                               2002        1.011           0.813                 628,983
                                                               2001        1.000           1.011                      --

   Select High Growth Portfolio (3/02)......................   2003        0.755           1.013                 122,977
                                                               2002        1.008           0.755                 258,874
                                                               2001        1.000           1.008                      --

Smith Barney Investment Series
   SB Government Portfolio -- Class A Shares (2/02).........   2003        1.071           1.058               8,260,011
                                                               2002        1.011           1.071               3,801,561
                                                               2001        1.000           1.011                      --

                      ACCUMULATION UNIT VALUES (IN DOLLARS)

                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                        BEGINNING OF   UNIT VALUE AT      OUTSTANDING AT
PORTFOLIO NAME                                                 YEAR         YEAR        END OF YEAR        END OF YEAR
----------------                                              ------- ---------------- --------------- -------------------
   Smith Barney Growth and Income Portfolio (2/02)..........   2003        0.776           0.992               3,045,686
                                                               2002        1.016           0.776                 904,823
                                                               2001        1.000           1.016                      --

   Smith Barney Large Cap Core Portfolio (2/02).............   2003        0.732           0.887               1,685,023
                                                               2002        1.009           0.732                 864,150
                                                               2001        1.000           1.009                      --

   Smith Barney Premier Selections All Cap Growth
   Portfolio (2/02).........................................   2003        0.723           0.953                 206,672
                                                               2002        1.007           0.723                  65,709
                                                               2001        1.000           1.007                      --

The Travelers Series Trust
   Convertible Securities Portfolio (1/02)..................   2003        0.916           1.135               1,196,043
                                                               2002        1.000           0.916                 212,419

   Merrill Lynch Large Cap Core Portfolio (2/02)............   2003        0.749           0.891                 403,330
                                                               2002        1.020           0.749                 162,046
                                                               2001        1.000           1.020                      --

   MFS Mid Cap Growth Portfolio (2/02)......................   2003        0.517           0.696                 866,277
                                                               2002        1.031           0.517                 413,979
                                                               2001        1.000           1.031                      --

   Social Awareness Stock Portfolio (2/02)..................   2003        0.745           0.942                 859,550
                                                               2002        1.010           0.745                 378,685
                                                               2001        1.000           1.010                      --

Travelers Series Fund Inc.
   MFS Total Return Portfolio (2/02)........................   2003        0.951           1.087               4,391,128
                                                               2002        1.023           0.951               1,656,799
                                                               2001        1.000           1.023                      --

   Smith Barney Aggressive Growth Portfolio (2/02)..........   2003        0.661           0.873              16,197,046
                                                               2002        1.001           0.661               6,443,339
                                                               2001        1.000           1.001                      --

                      ACCUMULATION UNIT VALUES (IN DOLLARS)

                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                        BEGINNING OF   UNIT VALUE AT      OUTSTANDING AT
PORTFOLIO NAME                                                 YEAR         YEAR        END OF YEAR        END OF YEAR
----------------                                              ------- ---------------- --------------- -------------------
   Smith Barney High Income Portfolio (2/02)................   2003        0.953           1.192               3,664,412
                                                               2002        1.004           0.953                 867,832
                                                               2001        1.000           1.004                      --

   Smith Barney International All Cap Growth
   Portfolio (2/02).........................................   2003        0.727           0.909                 915,183
                                                               2002        1.000           0.727                 444,810
                                                               2002        0.997           1.000                      --

   Smith Barney Large Cap Value Portfolio (2/02)............   2003        0.751           0.941                 696,285
                                                               2002        1.027           0.751                 342,080
                                                               2001        1.000           1.027                      --

   Smith Barney Large Capitalization Growth
   Portfolio (2/02) ........................................   2003        0.734           1.063               1,278,714
                                                               2002        0.995           0.734                 468,934
                                                               2001        1.000           0.995                      --

   Smith Barney Mid Cap Core Portfolio (2/02)...............   2003        0.815           1.038               1,803,289
                                                               2002        1.027           0.815                 996,513
                                                               2001        1.000           1.027                      --

   Smith Barney Money Market Portfolio (2/02)...............   2003        0.994           0.981               5,368,806
                                                               2002        1.000           0.994               3,630,924

   Travelers Managed Income Portfolio (1/02)................   2003        1.007           1.071               2,801,167
                                                               2002        1.000           1.007                 892,590

Van Kampen Life Investment Trust
   Comstock Portfolio -- Class II Shares (2/02).............   2003        0.806           1.034               6,939,669
                                                               2002        1.020           0.806               2,909,821
                                                               2001        1.000           1.020                      --

   Emerging Growth Portfolio -- Class II Shares (2/02)......   2003        0.660           0.823               3,913,231
                                                               2002        1.000           0.660               1,495,362

   Growth and Income Portfolio -- Class II Shares (2/02)....   2003        0.852           1.067               5,719,195
                                                               2002        1.019           0.852               2,434,809
                                                               2001        1.000           1.019                      --

                      ACCUMULATION UNIT VALUES (IN DOLLARS)

                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                        BEGINNING OF   UNIT VALUE AT      OUTSTANDING AT
PORTFOLIO NAME                                                 YEAR         YEAR        END OF YEAR        END OF YEAR
----------------                                              ------- ---------------- --------------- -------------------
Variable Annuity Portfolios
   Smith Barney Small Cap Growth Opportunities
   Portfolio (2/02) ........................................   2003        0.740           1.031                 586,440
                                                               2002        1.014           0.740                 262,012
                                                               2001        1.000           1.014                      --

Variable Insurance Products Fund
   Equity -- Income Portfolio -- Service Class 2 (1/02) ....   2003        0.812           1.035                 621,111
                                                               2002        1.000           0.812                 290,414

   Growth Portfolio -- Service Class 2 (1/02) ..............   2003        0.680           0.884                 382,481
                                                               2002        1.000           0.680                 239,307

Variable Insurance Products Fund III
   Mid Cap Portfolio -- Service Class 2 (1/02) .............   2003        0.889           1.206                 272,951
                                                               2002        1.000           0.889                 183,898


                                      NOTES

Effective March 31, 2003 Alliance Variable Product Series Fund, Inc: Technology Port -- Class B changed its name to AllianceBernstein Variable Product Series Fund, Inc. AllianceBernstein Technology Portfolio -- Class B.

Effective March 31, 2003 Alliance Variable Product Series Fund, Inc: Premier Growth Portfolio -- Class B changed its name to AllianceBernstein Variable Product Series Fund, Inc. AllianceBernstein Premier Growth Portfolio -- Class B.

Effective April 30, 2003 Putnam Variable Trust: Putnam VT International Growth Fund -- Class IB Shares changed its name to Putnam VT International Equity Fund -- Class IB Shares.

Effective May 1, 2003 Oppenheimer Variable Account Funds: Oppenheimer Main Street Growth & Income Fund/VA -- Service Shares changed its name to Oppenheimer Main Street Fund/VA -- Service Shares.

Effective May 12, 2003 Smith Barney Investment Series: Smith Barney Government Portfolio changed its name to SB Government Portfolio -- Class A Shares.

Effective November 17, 2003: The Travelers Series Trust: MFS Research Portfolio changed its name to Merrill Lynch Large Cap Core Portfolio.

Funding options not listed above had no amount allocated to them or where not available as of December 31, 2003.

"Number of Units outstanding at the end of the period" may include units for Contracts Owners in payout phase, where appropriate.

The date next to each funding option's name reflects the date money first came into the funding option through the Separate Account.

The Travelers Series Trust: Merrill Lynch large Cap Core Portfolio is no longer available to new contract owners.

                                   APPENDIX C
--------------------------------------------------------------------------------

                                THE FIXED ACCOUNT

The Fixed Account is part of the Company's general account assets. These general account assets include all assets of the Company other than those held in the Separate Accounts sponsored by the Company or its affiliates.

The staff of the SEC does not generally review the disclosure in the prospectus relating to the Fixed Account. Disclosure regarding the Fixed Account and the general account may, however, be subject to certain provisions of the federal securities laws relating to the accuracy and completeness of statements made in the prospectus.

Under the Fixed Account, the Company assumes the risk of investment gain or loss, guarantees a specified interest rate, and guarantees a specified periodic annuity payment. The investment gain or loss of the Separate Account or any of the funding options does not affect the Fixed Account Contract Value, or the dollar amount of fixed Annuity Payments made under any payout option.

We guarantee that, at any time, the Fixed Account Contract Value will not be less than the amount of the Purchase Payments allocated to the Fixed Account, plus interest credited as described below, less any applicable premium taxes or prior withdrawals.

Purchase Payments allocated to the Fixed Account and any transfers made to the Fixed Account become part of the Company's general account, which supports insurance and annuity obligations. Where permitted by state law, we reserve the right to restrict Purchase Payments into the Fixed Account whenever the credited interest rate on the Fixed Account is equal to the minimum guaranteed interest rate specified in your Contract. The general account and any interest therein is not registered under, or subject to the provisions of, the Securities Act of 1933 or Investment Company Act of 1940. We will invest the assets of the Fixed Account at our discretion. Investment income from such Fixed Account assets will be allocated to us and to the Contracts participating in the Fixed Account.

Investment income from the Fixed Account allocated to us includes compensation for mortality and expense risks borne by us in connection with Fixed Account Contracts. The amount of such investment income allocated to the Contracts will vary from year to year in our sole discretion at such rate or rates as we prospectively declare from time to time.

We guarantee the initial rate for any allocations into the Fixed Account for one year from the date of such allocation. We guarantee subsequent renewal rates for the calendar quarter. We also guarantee that for the life of the Contract we will credit interest at a rate not less than the minimum interest rate allowed by state law. We reserve the right to change the rate subject to applicable state law. We will determine any interest we credit to amounts allocated to the Fixed Account in excess of the minimum guaranteed rate in our sole discretion. You assume the risk that interest credited to the Fixed Account may not exceed the minimum guaranteed rate for any given year. We have no specific formula for determining the interest rate. Some factors we may consider are regulatory and tax requirements, general economic trends and competitive factors

TRANSFERS

You may make transfers from the Fixed Account to any other available Variable Funding Option(s) twice a year during the 30 days following the semiannual anniversary of the Contract Date. We limit transfers to an amount of up to 15% of the Fixed Account Contract Value on the semiannual Contract Date anniversary. (This restriction does not apply to transfers under the Dollar Cost Averaging Program.) Amounts previously transferred from the Fixed Account to Variable Funding Options may not be transferred back to the Fixed Account for a period of at least six months from the date of transfer. We reserve the right to waive either of these restrictions. Where permitted by state law, we reserve the right to restrict transfers into the Fixed Account whenever the credited interest rate on the Fixed Account is equal to the minimum guaranteed interest rate specified in your Contract

                      THIS PAGE INTENTIONALLY LEFT BLANK.

                                   APPENDIX D
--------------------------------------------------------------------------------

            WAIVER OF WITHDRAWAL CHARGE FOR NURSING HOME CONFINEMENT


              (This waiver is not available if the Owner is age 71
                  or older on the date the Contract is issued.)

If, after the first Contract Year and before the Maturity Date, the owner begins confinement in an Eligible Nursing Home, and remains confined for the qualifying period, you may make a total or partial withdrawal, subject to the maximum withdrawal amount described below, without incurring a withdrawal charge. In order for the Withdrawal Charge to be waived, the withdrawal must be made during continued confinement in an Eligible Nursing Home after the qualifying period has been satisfied, or within sixty (60) days after such confinement ends. The qualifying period is confinement in an Eligible Nursing Home for ninety (90) consecutive days. We will require proof of confinement in a form satisfactory to us, which may include certification by a licensed physician that such confinement is medically necessary.

An Eligible Nursing Home is defined as an institution or special nursing unit of a hospital which:

       (a) is Medicare approved as a provider of skilled nursing care services; and

       (b) is not, other than in name only, an acute care hospital, a home for the aged, a retirement home, a rest home, a community living center, or a place mainly for the treatment of alcoholism.

                                       OR

Meets all of the following standards:

       (a) is licensed as a nursing care facility by the state in which it is located;

       (b) is either a freestanding facility or a distinct part of another facility such as a ward, wing, unit or swing-bed of a hospital or other facility;

       (c) provides nursing care to individuals who are not able to care for themselves and who require nursing care;

       (d) provides, as a primary function, nursing care and room and board; and charges for these services;

       (e) provides care under the supervision of a licensed physician, registered nurse (RN) or licensed practical nurse (LPN);

       (f) may provide care by a licensed physical, respiratory, occupational or speech therapist; and

       (g) is not, other than in name only, an acute care hospital, a home for the aged, a retirement home, a rest home, a community living center, or a place mainly for the treatment of alcoholism.

We will not waive withdrawal charges if confinement is due to one or more of the following causes:

       (a) mental, nervous, emotional or personality disorder without demonstrable organic disease, including, but not limited to, neurosis, psychoneurosis, psychopathy or psychosis

       (b) the voluntary taking or injection of drugs, unless prescribed or administered by a licensed physician

       (c) the voluntary taking of any drugs prescribed by a licensed physician and intentionally not taken as prescribed

       (d) sensitivity to drugs voluntarily taken, unless prescribed by a physician

       (e) drug addiction, unless addiction results from the voluntary taking of drugs prescribed by a licensed physician, or the involuntary taking of drugs.

FILING A CLAIM: You must provide the Company with written notice of a claim during continued confinement after the 90-day qualifying period, or within sixty days after such confinement ends.

The maximum withdrawal amount for which we will waive the Withdrawal Charge is the Contract Value on the next valuation date following written proof of claim, less any Purchase Payments made within a one-year period before confinement in an Eligible Nursing Home begins, less any Purchase Payments made on or after the owner's 71st birthday.

Any withdrawal requested which falls under the scope of this waiver will be paid as soon as we receive proper written proof of your claim, and will be paid in a lump sum. You should consult with your personal tax adviser regarding the tax impact of any withdrawals taken from your Contract.

                                   APPENDIX E
--------------------------------------------------------------------------------

               CONTENTS OF THE STATEMENT OF ADDITIONAL INFORMATION

The Statement of Additional Information contains more specific information and financial statements relating to The Travelers Insurance Company or The Travelers Life and Annuity Company. A list of the contents of the Statement of Additional Information is set forth below:

                   The Insurance Company
                   Principal Underwriter
                   Distribution and Principal Underwriting Agreement Valuation of Assets
                   Federal Tax Considerations
                   Independent Accountants
                   Financial Statements


--------------------------------------------------------------------------------


Copies of the Statement of Additional Information dated May 3, 2004 are available without charge. To request a copy, please clip this coupon on the line above, enter your name and address in the spaces provided below, and mail to:
Travelers Life & Annuity Service Center, One Cityplace, 3 CP, Hartford, Connecticut 06103-3415. The Travelers Insurance Company Statement of Additional Information is printed on Form L-12684S, and The Travelers Life and Annuity Company Statement of Additional Information is printed on Form L-12685S.

Name:
             -------------------------------------------------------
Address:
             -------------------------------------------------------

             -------------------------------------------------------

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




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




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

































L-12956                                                              May 3, 2004

                                     PART B

          INFORMATION REQUIRED IN A STATEMENT OF ADDITIONAL INFORMATION

                                    PRIMELITE
                                  PRIMELITE II


                       STATEMENT OF ADDITIONAL INFORMATION


                                      DATED


                                   MAY 3, 2004


                                       FOR


            THE TRAVELERS SEPARATE ACCOUNT PF FOR VARIABLE ANNUITIES


                                    ISSUED BY


                         THE TRAVELERS INSURANCE COMPANY

This Statement of Additional Information ("SAI") is not a prospectus but relates to, and should be read in conjunction with, the Individual Variable Annuity Contract Prospectus dated May 3, 2004. A copy of the Prospectus may be obtained by writing to The Travelers Insurance Company, PrimElite Service Center, One Cityplace, Hartford, Connecticut 06103-3415, or by calling (888) 556-5412 or by accessing the Securities and Exchange Commission's website at http://www.sec.gov.





                                TABLE OF CONTENTS

THE INSURANCE COMPANY...................................................       2
PRINCIPAL UNDERWRITER...................................................       2
DISTRIBUTION AND PRINCIPAL UNDERWRITING AGREEMENT.......................       2
VALUATION OF ASSETS.....................................................       2
FEDERAL TAX CONSIDERATIONS..............................................       3
INDEPENDENT AUDITORS....................................................       7
FINANCIAL STATEMENTS....................................................     F-1

                              THE INSURANCE COMPANY

The Travelers Insurance Company (the "Company") is a stock insurance company chartered in 1864 in Connecticut and continuously engaged in the insurance business since that time. The Company is licensed to conduct a life insurance business in all states of the United States, the District of Columbia, Puerto Rico, Guam, the U.S. and British Virgin Islands, and the Bahamas. The Company's Home Office is located at One Cityplace, Hartford, Connecticut 06103-3415 and its telephone number is (860) 308-1000.

The Company is a wholly owned subsidiary of Citigroup Insurance Holding Corporation, which is an indirect, wholly owned subsidiary of Citigroup Inc. ("Citigroup"), a diversified global financial services holding company whose businesses provide a broad range of financial services to consumer and corporate customers around the world. Citigroup's activities are conducted through the Global Consumer, Global Corporate, Global Investment Management and Private Banking, and Investment Activities.

STATE REGULATION. The Company is subject to the laws of the state of Connecticut governing insurance companies and to regulation by the Insurance Commissioner of the state of Connecticut (the "Commissioner"). An annual statement covering the operations of the Company for the preceding year, as well as its financial conditions as of December 31 of such year, must be filed with the Commissioner in a prescribed format on or before March 1 of each year. The Company's books and assets are subject to review or examination by the Commissioner or his agents at all times, and a full examination of its operations is conducted at least once every four years.

The Company is also subject to the insurance laws and regulations of all other states in which it is licensed to operate. However, the insurance departments of each of these states generally apply the laws of the home state (jurisdiction of domicile) in determining the field of permissible investments.

THE SEPARATE ACCOUNT. The Travelers Separate Account PF for Variable Annuities (the "Separate Account") meets the definition of a separate account under the federal securities laws, and complies with the provisions of the 1940 Act. Additionally, the operations of the Separate Account are subject to the provisions of Section 38a-433 of the Connecticut General Statutes, which authorizes the Commissioner to adopt regulations under it. Section 38a-433 contains no restrictions on the investments of the Separate Account, and the Commissioner has adopted no regulations under the Section that affect the Separate Account. The Company holds title to the assets of the Separate Account. The assets are kept physically segregated and are held separate and apart from the Company's general corporate assets. Records are maintained of all purchases and redemptions of the Underlying Funds held in each of the Variable Funding Options.

                              PRINCIPAL UNDERWRITER

Travelers Distribution LLC ("TDLLC") serves as principal underwriter for the Separate Account and the Contracts. The offering is continuous. TDLLC's principal executive offices are located at One Cityplace, Hartford, Connecticut. TDLLC is affiliated with the Company and the Separate Account.

                DISTRIBUTION AND PRINCIPAL UNDERWRITING AGREEMENT

Under the terms of the Distribution and Principal Underwriting Agreement among the Separate Account, TDLLC and the Company, TDLLC acts as agent for the distribution of the Contracts and as principal underwriter for the Contracts. The Company reimburses TDLLC for certain sales and overhead expenses connected with sales functions.

The following table shows the amount of commissions paid to and the amount of commissions retained by TDLLC over the past three years.

                         TDLLC UNDERWRITING COMMISSIONS

-----------------------------------------------------------------------------------------------------------------------------
                                            UNDERWRITING COMMISSIONS PAID TO TDLLC     AMOUNT OF UNDERWRITING COMMISSIONS
YEAR                                                    BY THE COMPANY                          RETAINED BY TDLLC
-----------------------------------------------------------------------------------------------------------------------------
2003                                                        $73,223                                    $0
-----------------------------------------------------------------------------------------------------------------------------
2002                                                        $88,393                                    $0
-----------------------------------------------------------------------------------------------------------------------------
2001                                                       $104,518                                    $0
-----------------------------------------------------------------------------------------------------------------------------

                               VALUATION OF ASSETS

FUNDING OPTIONS: The value of the assets of each Funding Option is determined at 4:00 p.m. eastern time on each business day, unless we need to close earlier due to an emergency. A business day is any day the New York Stock Exchange is open. It is expected that the Exchange will be closed on Saturdays and Sundays and on the observed holidays of New Year's Day, Martin Luther King, Jr. Day, President's Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day. Each security traded on a national securities exchange is valued at the last reported sale price on the business day. If there has been no sale on that day, then the value of the security is taken to be the mean between the reported bid and asked prices on the business day or on the basis of quotations received from a reputable broker or any other recognized source.

Any security not traded on a securities exchange but traded in the over-the-counter-market and for which market quotations are readily available is valued at the mean between the quoted bid and asked prices on the business day or on the basis of quotations received from a reputable broker or any other recognized source.

Securities traded on the over-the-counter-market and listed securities with no reported sales are valued at the mean between the last reported bid and asked prices or on the basis of quotations received from a reputable broker or other recognized source.

Short-term investments for which a quoted market price is available are valued at market. Short-term investments maturing in more than sixty days for which there is no reliable quoted market price are valued by "marking to market" (computing a market value based upon quotations from dealers or issuers for securities of a similar type, quality and maturity.) "Marking to market" takes into account unrealized appreciation or depreciation due to changes in interest rates or other factors which would influence the current fair values of such securities. Short-term investments maturing in sixty days or less for which there is no reliable quoted market price are valued at amortized cost which approximates market.

THE CONTRACT VALUE: The value of an Accumulation Unit on any business day is determined by multiplying the value on the preceding business day by the net investment factor for the valuation period just ended. The net investment factor is used to measure the investment performance of a Funding Option from one valuation period to the next. The net investment factor for a Funding Option for any valuation period is equal to the sum of 1.000000 plus the net investment rate (the gross investment rate less any applicable Funding Option deductions during the valuation period relating to the mortality and expense risk charge and the administrative expense charge). The gross investment rate of a Funding Option is equal to (a) minus (b), divided by (c) where:

       (a) = investment income plus capital gains and losses (whether realized or unrealized);

       (b) = any deduction for applicable taxes (presently zero); and

       (c) = the value of the assets of the funding option at the beginning of the valuation period.

The gross investment rate may be either positive or negative. A Funding Option's investment income includes any distribution whose ex-dividend date occurs during the valuation period.

ACCUMULATION UNIT VALUE. The value of the Accumulation Unit for each Funding Option was initially established at $1.00. The value of an Accumulation Unit on any business day is determined by multiplying the value on the preceding business day by the net investment factor for the valuation period just ended. The net investment factor is calculated for each Funding Option and takes into account the investment performance, expenses and the deduction of certain expenses.

ANNUITY UNIT VALUE. The initial Annuity Unit value applicable to each Funding Option was established at $1.00. An Annuity Unit value as of any business day is equal to (a) the value of the Annuity Unit on the preceding business day, multiplied by (b) the corresponding net investment factor for the business day just ended, divided by (c) the assumed net investment factor for the valuation period. (For example, the assumed net investment factor based on an annual assumed net investment rate of 3.0% for a valuation period of one day is
1.000081 and, for a period of two days, is 1.000081 x 1.000081.)

                           FEDERAL TAX CONSIDERATIONS

The following description of the federal income tax consequences under this Contract is general in nature and is therefore not exhaustive and is not intended to cover all situations. Because of the complexity of the law and the fact that the tax results will vary according to the factual status of the individual involved, a person contemplating purchase of an annuity contract and by a Contract Owner or beneficiary who may make elections under a Contract should consult with a qualified tax or legal adviser.

MANDATORY DISTRIBUTIONS FOR QUALIFIED PLANS

Federal tax law requires that minimum annual distributions begin by April 1st of the calendar year following the later of calendar year in which a participant under a qualified plan or a Section 403(b) annuity attains age 70 1/2 or retires. Minimum annual distributions under an IRA must begin by April 1st of the calendar year in which the Contract Owner attains 70 1/2 regardless of when he or she retires. Distributions must also begin or be continued according to the minimum distribution rules under the Code following the death of the Contract Owner or the annuitant.

NONQUALIFIED ANNUITY CONTRACTS

Individuals may purchase tax-deferred annuities without any limits. The purchase payments receive no tax benefit, deduction or deferral, but taxes on the increases in the value of the contract are generally deferred until distribution and transfers between the various investment options are not subject to tax. Generally, if an annuity contract is owned by other than an individual (or an entity such as a trust or other "look-through" entity which owns for an individual's benefit), the owner will be taxed each year on the increase in the value of the contract. An exception applies for purchase payments made before March 1, 1986. The benefits of tax deferral of income earned under a non-qualified annuity should be compared with the relative federal tax rates on income from other types of investments (dividends and capital gains, taxable at 15% or less) relative to the ordinary income treatment received on annuity income.

If two or more annuity Contracts are purchased from the same insurer within the same calendar year, such annuity Contract will be aggregated for federal income tax purposes. As a result, distributions from any of them will be taxed based upon the amount of income in all of the same calendar year series of annuities. This will generally have the effect of causing taxes to be paid sooner on the deferred gain in the Contracts.

Those receiving partial distributions made before the maturity date will generally be taxed on an income-first basis to the extent of income in the Contract. If you are exchanging another annuity Contract for this annuity, certain pre-August 14, 1982 deposits into an annuity Contract that have been placed in the Contract by means of a tax-deferred exchange under Section 1035 of the Code may be withdrawn first without income tax liability. This information on deposits must be provided to the Company by the other insurance company at the time of the exchange. There is income in the Contract generally to the extent the cash value exceeds the investment in the Contract. The investment in the Contract is equal to the amount of premiums paid less any amount received previously which was excludable from gross income. Any direct or indirect borrowing against the value of the Contract or pledging of the Contract as security for a loan will be treated as a cash distribution under the tax law.

In order to be treated as an annuity Contract for federal income tax purposes,
Section 72(s) of the Code requires any non-qualified Contract to contain certain provisions specifying how your interest in the Contract will be distributed in the event of the death of an owner of the Contract. Specifically, Section 72(s) requires that (a) if an owner dies on or after the annuity starting date, but prior to the time the entire interest in the Contract has been distributed, the entire interest in the Contract will be distributed at least as rapidly as under the method of distribution being used as of the date of such owner's death; and (b) if any owner dies prior to the annuity starting date, the entire interest in the Contract will be distributed within five years after the date of such owner's death. These requirements will be considered satisfied as to any portion of an owner's interest which is payable to or for the benefit of a designated beneficiary and which is distributed over the life of such designated beneficiary or over a period not extending beyond the life expectancy of that beneficiary, provided that such distributions begin within one year of the owner's death. The designated beneficiary refers to a natural person designated by the owner as a beneficiary and to whom ownership of the Contract passes by reason of death. However, if the designated beneficiary is the surviving spouse of the deceased owner, the Contract may be continued with the surviving spouse as the successor-owner. Contracts will be administered by the Company in accordance with these rules and the Company will make a notification when payments should be commenced. Special rules apply regarding distribution requirements when an annuity is owned by a trust or other entity for the benefit of one or more individuals.

INDIVIDUAL RETIREMENT ANNUITIES

To the extent of earned income for the year and not exceeding the applicable limit for the taxable year, an individual may make deductible contributions to an individual retirement annuity (IRA). The applicable limit ($2,000 per year prior to 2002) has been increased by the Economic Growth and Tax Relief Reconciliation Act of 2001 ("EGTRRA"). The limit is $3,000 for calendar years 2002 - 2004, $4,000 for calendar years 2005-2007, and $5,000 for 2008, and will be indexed for inflation in years subsequent to 2008. Additional "catch-up" contributions may be made to an IRA by individuals age 50 or over. There are certain limits on the deductible amount based on the adjusted gross income of the individual and spouse and based on their participation in a retirement plan. If an individual is married and the spouse does not have earned income, the individual may establish IRAs for the individual and spouse. Purchase payments may then be made annually into IRAs for both spouses in the maximum amount of 100% of earned income up to a combined limit based on the individual limits outlined above.

The Code provides for the purchase of a Simplified Employee Pension (SEP) plan. A SEP is funded through an IRA with an annual employer contribution limit of up to $40,000 for each participant. The Internal Revenue Services has not reviewed the Contract for qualifications as an IRA, and has not addressed in a ruling of general applicability whether a death benefit provision such as the optional enhanced death benefit in the Contract comports with IRA qualification requirements.

SIMPLE PLAN IRA FORM

Effective January 1, 1997, employers may establish a savings incentive match plan for employees ("SIMPLE plan") under which employees can make elective salary reduction contributions to an IRA based on a percentage of compensation of up to the applicable limit for the taxable year. The applicable limit was increased under EGTRRA. The applicable limit was increased under EGTRRA to $7,000 for 2002, $8,000 for 2003, $9,000 in 2004, $10,000 in 2005 (which will be indexed for inflation for years after 2005. (Alternatively, the employer can establish a SIMPLE cash or deferred arrangement under IRS Section 401(k)). Under a SIMPLE plan IRA, the employer must either make a matching contribution or a nonelective contribution based on the prescribed formulas for all eligible employees. Early withdrawals are subject to the 10% early withdrawal penalty generally applicable to IRAs, except that an early withdrawal by an employee under a SIMPLE plan IRA, within the first two years of participation, shall be subject to a 25% early withdrawal tax.

ROTH IRAS

Effective January 1, 1998, Section 408A of the Code permits certain individuals to contribute to a Roth IRA. Eligibility to make contributions is based upon income, and the applicable limits vary based on marital status and/or whether the contribution is a rollover contribution from another IRA or an annual contribution. Contributions to a Roth IRA, which are subject to certain limitations (similar to the annual limits for the traditional IRA's), are not deductible and must be made in cash or as a rollover or transfer from another Roth IRA or other IRA. A conversion of a "traditional" IRA to a Roth IRA may be subject to tax and other special rules apply. You should consult a tax adviser before combining any converted amounts with other Roth IRA contributions, including any other conversion amounts from other tax years.

Qualified distributions from a Roth IRA are tax-free. A qualified distribution requires that the Roth IRA has been held for at least 5 years, and the distribution is made after age 59 1/2, on death or disability of the owner, or for a limited amount ($10,000) for a qualified first time home purchase for the owner or certain relatives. Income tax and a 10% penalty tax may apply to distributions made (1) before age 59 1/2 (subject to certain exceptions) or (2) during five taxable years starting with the year in which the first contribution is made to any Roth IRA of the individual.

QUALIFIED PENSION AND PROFIT-SHARING PLANS

Like most other contributions made under a qualified pension or profit-sharing plan, purchase payments made by an employer are not currently taxable to the participant and increases in the value of a Contract are not subject to taxation until received by a participant or beneficiary.

Distributions are generally taxable to the participant or beneficiary as ordinary income in the year of receipt. Any distribution that is considered the participant's "investment in the Contract" is treated as a return of capital and is not taxable. Under a qualified plan, the investment in the Contract may be zero.

The annual limits that apply to the amounts that may be contributed to a defined contribution plan each year were increased by EGTRRA. The maximum total annual limit was increased from $35,000 to $40,000 ($41,500 for 2004). The limit on employee salary reduction deferrals (commonly referred to as "401(k) contributions") increase on a graduated basis; $11,000 in 2002, $12,000 in 2003, $13,000 in 2004, $14,000 in 2005 and $15,000 in 2006. The $15,000 annual limit will be indexed for inflation after 2006.

SECTION 403(B) PLANS

Under Code section 403(b), payments made by public school systems and certain tax exempt organizations to purchase annuity Contracts for their employees are excludable from the gross income of the employee, subject to certain limitations. However, these payments may be subject to FICA (Social Security) taxes. A qualified Contract issued as a tax-sheltered annuity under section 403(b) will be amended as necessary to conform to the requirements of the Code. The annual limits under Code Section 403(b) for employee salary reduction deferrals are increased under the same rules applicable to 401(k) plans ($11,000 in 2002, $12,000 in 2003, etc.)

Code section 403(b)(11) restricts this distribution under Code section 403(b) annuity Contracts of: (1) elective contributions made in years beginning after December 31, 1998; (2) earnings on those contributions; and (3) earnings in such years on amounts held as of the last year beginning before January 1, 1989. Distribution of those amounts may only occur upon death of the employee, attainment of age 59 1/2, separation from service, disability, or financial hardship. In addition, income attributable to elective contributions may not be distributed in the case of hardship.

FEDERAL INCOME TAX WITHHOLDING

The portion of a distribution, which is taxable income to the recipient, will be subject to federal income tax withholding as follows:

1. ELIGIBLE ROLLOVER DISTRIBUTION FROM SECTION 403(B) PLANS OR ARRANGEMENTS, FROM QUALIFIED PENSION AND PROFIT-SHARING PLANS, OR FROM 457 PLANS SPONSORED BY GOVERNMENTAL ENTITIES

There is a mandatory 20% tax withholding for plan distributions that are eligible for rollover to an IRA or to another qualified retirement plan (including a 457 plan sponsored by a governmental entity) but that are not directly rolled over. A distribution made directly to a participant or beneficiary may avoid this result if:

       (a) a periodic settlement distribution is elected based upon a life or life expectancy calculation, or

       (b) a term-for-years settlement distribution is elected for a period of ten years or more, payable at least annually, or

       (c) a minimum required distribution as defined under the tax law is taken after the attainment of the age of 70 1/2 or as otherwise required by law, or

       (d) the distribution is a hardship distribution.

A distribution including a rollover that is not a direct rollover will be subject to the 20% withholding, and the 10% additional tax penalty on premature withdrawals may apply to any amount not added back in the rollover. The 20% withholding may be recovered when the participant or beneficiary files a personal income tax return for the year if a rollover was completed within 60 days of receipt of the funds, except to the extent that the participant or spousal beneficiary is otherwise underwithheld or short on estimated taxes for that year.

2. OTHER NON-PERIODIC DISTRIBUTIONS (FULL OR PARTIAL REDEMPTIONS)

To the extent not subject to 20% mandatory withholding as described in 1. above, the portion of a non-periodic distribution, which constitutes taxable income, will be subject to federal income tax withholding, if the aggregate distributions exceed $200 for the year, unless the recipient elects not to have taxes withheld. If no such election is made, 10% of the taxable portion of the distribution will be withheld as federal income tax; provided that the recipient may elect any other percentage. Election forms will be provided at the time distributions are requested. This form of withholding applies to all annuity programs.

3. PERIODIC DISTRIBUTIONS (DISTRIBUTIONS PAYABLE OVER A PERIOD GREATER THAN ONE
   YEAR)

The portion of a periodic distribution, which constitutes taxable income, will be subject to federal income tax withholding under the wage withholding tables as if the recipient were married claiming three exemptions. A recipient may elect not to have income taxes withheld or have income taxes withheld at a different rate by providing a completed election form. Election forms will be provided at the time distributions are requested. This form of withholding applies to all annuity programs.

Recipients who elect not to have withholding made are liable for payment of federal income tax on the taxable portion of the distribution. Recipients may also be subject to penalties under the estimated tax payment rules if withholding and estimated tax payments are not sufficient to cover tax liabilities.

Recipients who do not provide a social security number or other taxpayer identification number will not be permitted to elect out of withholding. Additionally, U.S citizens residing outside of the country, or U.S. legal residents temporarily residing outside the country, are subject to different withholding rules and cannot elect out of withholding.


                              INDEPENDENT AUDITORS

The consolidated financial statements and schedules of The Travelers Insurance Company and subsidiaries as of December 31, 2003 and 2002, and for each of the years in the three-year period ended December 31, 2003, included herein, and the financial statements of The Travelers Separate Account PF for Variable Annuities as of December 31, 2003, and for each of the years in the two-year period ended December 31, 2003, also included herein, have been included in reliance upon the reports of KPMG LLP, independent accountants, appearing elsewhere herein, and upon the authority of said firm as experts in accounting and auditing. The audit reports covering the December 31, 2003, consolidated financial statements and schedules of The Travelers Insurance Company and subsidiaries refer to changes in the Company's methods of accounting for variable interest entities in 2003, for goodwill and intangible assets in 2002, and for derivative instruments and hedging activities and for securitized financial assets in 2001.

ANNUAL REPORT
DECEMBER 31, 2003

                           THE TRAVELERS SEPARATE ACCOUNT PF
                           FOR VARIABLE ANNUITIES

[TRAVELERS LOGO]

The Travelers Insurance Company
The Travelers Life and Annuity Company
One Cityplace
Hartford, CT  06103

                        THE TRAVELERS SEPARATE ACCOUNT PF
                             FOR VARIABLE ANNUITIES

                       STATEMENT OF ASSETS AND LIABILITIES
                                DECEMBER 31, 2003

                                                                             ALLIANCEBERNSTEIN
                                          AIM V.I.            AIM V.I.            PREMIER
                                          CAPITAL             PREMIER              GROWTH        ALLIANCEBERNSTEIN
                                        APPRECIATION       EQUITY FUND -        PORTFOLIO -         TECHNOLOGY
                                      FUND - SERIES II       SERIES II            CLASS B       PORTFOLIO - CLASS B
                                      ----------------     -------------     -----------------  -------------------
ASSETS:
  Investments at market value:            $ 30,606            $ 85,716            $ 19,170            $117,349

  Receivables:
    Dividends ................                  --                  --                  --                  --
                                          --------            --------            --------            --------

      Total Assets ...........              30,606              85,716              19,170             117,349
                                          --------            --------            --------            --------


LIABILITIES:
  Payables:
    Insurance charges ........                   6                  18                   4                  24
    Administrative fees ......                   1                   2                  --                   3
                                          --------            --------            --------            --------

      Total Liabilities ......                   7                  20                   4                  27
                                          --------            --------            --------            --------

NET ASSETS:                               $ 30,599            $ 85,696            $ 19,166            $117,322
                                          ========            ========            ========            ========

                        See Notes to Financial Statements

                        THE TRAVELERS SEPARATE ACCOUNT PF
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF ASSETS AND LIABILITIES - CONTINUED
                                DECEMBER 31, 2003

                                           GLOBAL                                                   MUTUAL SHARES
                                           GROWTH              GROWTH                                 SECURITIES
                                           FUND -              FUND -           GROWTH-INCOME          FUND -
                                           CLASS 2             CLASS 2         FUND - CLASS 2          CLASS 2
                                           SHARES              SHARES              SHARES              SHARES
                                          --------            --------         --------------       -------------
ASSETS:
  Investments at market value:            $  8,897            $ 62,292            $180,189            $895,906

  Receivables:
    Dividends ................                  --                  --                  --                  --
                                          --------            --------            --------            --------

      Total Assets ...........               8,897              62,292             180,189             895,906
                                          --------            --------            --------            --------


LIABILITIES:
  Payables:
    Insurance charges ........                   2                  13                  37                 184
    Administrative fees ......                  --                   1                   4                  18
                                          --------            --------            --------            --------

      Total Liabilities ......                   2                  14                  41                 202
                                          --------            --------            --------            --------

NET ASSETS:                               $  8,895            $ 62,278            $180,148            $895,704
                                          ========            ========            ========            ========

                        See Notes to Financial Statements

                        THE TRAVELERS SEPARATE ACCOUNT PF
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF ASSETS AND LIABILITIES - CONTINUED
                                DECEMBER 31, 2003

    TEMPLETON
      GROWTH                                                            OPPENHEIMER
    SECURITIES                                                            CAPITAL              OPPENHEIMER
      FUND -                                                            APPRECIATION           MAIN STREET           PIONEER FUND
     CLASS 2             APPRECIATION            FUNDAMENTAL             FUND/VA -               FUND/VA -          VCT PORTFOLIO -
      SHARES               PORTFOLIO           VALUE PORTFOLIO        SERVICE SHARES          SERVICE SHARES        CLASS II SHARES
   -----------           ------------          ---------------        --------------          --------------        ---------------
   $   308,599            $60,692,098            $25,444,700            $   118,801            $   381,273            $   108,617


            --                     --                     --                     --                     --                     --
   -----------            -----------            -----------            -----------            -----------            -----------

       308,599             60,692,098             25,444,700                118,801                381,273                108,617
   -----------            -----------            -----------            -----------            -----------            -----------




            63                 10,465                  4,539                     24                     78                     23
             6                  1,236                    517                      2                      7                      2
   -----------            -----------            -----------            -----------            -----------            -----------

            69                 11,701                  5,056                     26                     85                     25
   -----------            -----------            -----------            -----------            -----------            -----------

   $   308,530            $60,680,397            $25,439,644            $   118,775            $   381,188            $   108,592
   ===========            ===========            ===========            ===========            ===========            ===========

                        See Notes to Financial Statements

                        THE TRAVELERS SEPARATE ACCOUNT PF
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF ASSETS AND LIABILITIES - CONTINUED
                                DECEMBER 31, 2003

                                            PIONEER
                                            MID CAP               PUTNAM VT              PUTNAM VT
                                           VALUE VCT             INTERNATIONAL           SMALL CAP
                                          PORTFOLIO -           EQUITY FUND -          VALUE FUND -              SELECT
                                           CLASS II                CLASS IB              CLASS IB                BALANCED
                                            SHARES                  SHARES                SHARES                PORTFOLIO
                                          -----------           --------------         ------------            -----------
ASSETS:
  Investments at market value:            $   262,385            $   152,682            $   416,365            $24,936,887

  Receivables:
    Dividends ................                     --                     --                     --                     --
                                          -----------            -----------            -----------            -----------

      Total Assets ...........                262,385                152,682                416,365             24,936,887
                                          -----------            -----------            -----------            -----------


LIABILITIES:
  Payables:
    Insurance charges ........                     54                     31                     87                  4,289
    Administrative fees ......                      5                      3                      9                    510
                                          -----------            -----------            -----------            -----------

      Total Liabilities ......                     59                     34                     96                  4,799
                                          -----------            -----------            -----------            -----------

NET ASSETS:                               $   262,326            $   152,648            $   416,269            $24,932,088
                                          ===========            ===========            ===========            ===========

                        See Notes to Financial Statements

                        THE TRAVELERS SEPARATE ACCOUNT PF
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF ASSETS AND LIABILITIES - CONTINUED
                                DECEMBER 31, 2003

                                                                                                                     SMITH BARNEY
                                                                                                                        PREMIER
                                                SB GOVERNMENT          SMITH BARNEY                                   SELECTIONS
      SELECT              SELECT HIGH            PORTFOLIO -            GROWTH AND            SMITH BARNEY              ALL CAP
      GROWTH                GROWTH                  CLASS A                INCOME               LARGE CAP               GROWTH
    PORTFOLIO              PORTFOLIO                SHARES               PORTFOLIO           CORE PORTFOLIO            PORTFOLIO
   -----------            -----------           ------------           ------------          --------------          ------------
   $16,535,595            $ 8,722,856            $13,596,683            $ 9,233,070            $11,288,578            $ 3,816,640


            --                     --                     --                     --                     --                     --
   -----------            -----------            -----------            -----------            -----------            -----------

    16,535,595              8,722,856             13,596,683              9,233,070             11,288,578              3,816,640
   -----------            -----------            -----------            -----------            -----------            -----------




         2,816                  1,488                  2,539                  1,609                  1,945                    651
           337                    178                    279                    184                    230                     78
   -----------            -----------            -----------            -----------            -----------            -----------

         3,153                  1,666                  2,818                  1,793                  2,175                    729
   -----------            -----------            -----------            -----------            -----------            -----------

   $16,532,442            $ 8,721,190            $13,593,865            $ 9,231,277            $11,286,403            $ 3,815,911
   ===========            ===========            ===========            ===========            ===========            ===========

                        See Notes to Financial Statements

                       THE TRAVELERS SEPARATE ACCOUNT PF
                             FOR VARIABLE ANNUITIES

                STATEMENT OF ASSETS AND LIABILITIES - CONTINUED
                               DECEMBER 31, 2003

                                                                                            MFS                  SOCIAL
                                          CONVERTIBLE          MERRILL LYNCH              MID CAP               AWARENESS
                                          SECURITIES              LARGE CAP               GROWTH                  STOCK
                                           PORTFOLIO           CORE PORTFOLIO            PORTFOLIO              PORTFOLIO
                                          -----------          --------------           -----------            -----------
ASSETS:
  Investments at market value:            $   356,895            $ 9,874,479            $14,551,084            $ 3,261,637

  Receivables:
    Dividends ................                     --                     --                     --                     --
                                          -----------            -----------            -----------            -----------

      Total Assets ...........                356,895              9,874,479             14,551,084              3,261,637
                                          -----------            -----------            -----------            -----------


LIABILITIES:
  Payables:
    Insurance charges ........                     73                  1,686                  2,484                    574
    Administrative fees ......                      8                    201                    297                     67
                                          -----------            -----------            -----------            -----------

      Total Liabilities ......                     81                  1,887                  2,781                    641
                                          -----------            -----------            -----------            -----------

NET ASSETS:                               $   356,814            $ 9,872,592            $14,548,303            $ 3,260,996
                                          ===========            ===========            ===========            ===========

                        See Notes to Financial Statements

                        THE TRAVELERS SEPARATE ACCOUNT PF
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF ASSETS AND LIABILITIES - CONTINUED
                                DECEMBER 31, 2003

                                                                                              SMITH BARNEY
    EQUITY AND                MFS                SMITH BARNEY                                 INTERNATIONAL
      INCOME                 TOTAL                AGGRESSIVE           SMITH BARNEY              ALL CAP             SMITH BARNEY
   PORTFOLIO -               RETURN                 GROWTH              HIGH INCOME              GROWTH                LARGE CAP
     CLASS II              PORTFOLIO              PORTFOLIO              PORTFOLIO              PORTFOLIO           VALUE PORTFOLIO
   -----------            -----------            ------------          ------------           -------------         ---------------
   $   125,467            $26,809,933            $42,434,020            $12,666,186            $ 8,871,591            $19,709,100


            --                     --                     --                     --                     --                     --
   -----------            -----------            -----------            -----------            -----------            -----------

       125,467             26,809,933             42,434,020             12,666,186              8,871,591             19,709,100
   -----------            -----------            -----------            -----------            -----------            -----------




            25                  4,671                  7,392                  2,189                  1,505                  3,340
             3                    547                    865                    255                    180                    400
   -----------            -----------            -----------            -----------            -----------            -----------

            28                  5,218                  8,257                  2,444                  1,685                  3,740
   -----------            -----------            -----------            -----------            -----------            -----------

   $   125,439            $26,804,715            $42,425,763            $12,663,742            $ 8,869,906            $19,705,360
   ===========            ===========            ===========            ===========            ===========            ===========

                        See Notes to Financial Statements

                        THE TRAVELERS SEPARATE ACCOUNT PF
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF ASSETS AND LIABILITIES - CONTINUED
                                DECEMBER 31, 2003

                                          SMITH BARNEY
                                              LARGE                                                             TRAVELERS
                                         CAPITALIZATION          SMITH BARNEY          SMITH BARNEY              MANAGED
                                             GROWTH              MID CAP CORE          MONEY MARKET              INCOME
                                            PORTFOLIO             PORTFOLIO              PORTFOLIO              PORTFOLIO
                                         --------------          ------------          ------------            -----------
ASSETS:
  Investments at market value:            $ 1,724,211            $ 2,916,126            $16,181,298            $ 2,067,707

  Receivables:
    Dividends ................                     --                     --                  3,532                     --
                                          -----------            -----------            -----------            -----------

      Total Assets ...........              1,724,211              2,916,126             16,184,830              2,067,707
                                          -----------            -----------            -----------            -----------


LIABILITIES:
  Payables:
    Insurance charges ........                    366                    510                  2,844                    422
    Administrative fees ......                     42                     60                    333                     42
                                          -----------            -----------            -----------            -----------

      Total Liabilities ......                    408                    570                  3,177                    464
                                          -----------            -----------            -----------            -----------

NET ASSETS:                               $ 1,723,803            $ 2,915,556            $16,181,653            $ 2,067,243
                                          ===========            ===========            ===========            ===========

                        See Notes to Financial Statements

                        THE TRAVELERS SEPARATE ACCOUNT PF
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF ASSETS AND LIABILITIES - CONTINUED
                                DECEMBER 31, 2003

                           EMERGING               GROWTH AND           SMITH BARNEY              EQUITY -
     COMSTOCK               GROWTH                  INCOME               SMALL CAP                INCOME                GROWTH
   PORTFOLIO -            PORTFOLIO -            PORTFOLIO -              GROWTH               PORTFOLIO -            PORTFOLIO -
     CLASS II              CLASS II                CLASS II            OPPORTUNITIES             SERVICE                SERVICE
      SHARES                SHARES                  SHARES               PORTFOLIO                CLASS 2               CLASS 2
   -----------            -----------            -----------           -------------           -----------            -----------
   $15,434,003            $12,050,748            $12,876,128            $ 2,078,536            $    75,608            $    73,789


            --                     --                     --                     --                     --                     --
   -----------            -----------            -----------            -----------            -----------            -----------

    15,434,003             12,050,748             12,876,128              2,078,536                 75,608                 73,789
   -----------            -----------            -----------            -----------            -----------            -----------




         2,724                  2,112                  2,266                    361                     15                     15
           314                    246                    262                     43                      2                      1
   -----------            -----------            -----------            -----------            -----------            -----------

         3,038                  2,358                  2,528                    404                     17                     16
   -----------            -----------            -----------            -----------            -----------            -----------

   $15,430,965            $12,048,390            $12,873,600            $ 2,078,132            $    75,591            $    73,773
   ===========            ===========            ===========            ===========            ===========            ===========

                        See Notes to Financial Statements

                        THE TRAVELERS SEPARATE ACCOUNT PF
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF ASSETS AND LIABILITIES - CONTINUED
                                DECEMBER 31, 2003

                                            MID CAP
                                          PORTFOLIO -
                                            SERVICE
                                            CLASS 2                 COMBINED
                                          ------------            ------------
ASSETS:
  Investments at market value:            $    203,257            $381,757,757

  Receivables:
    Dividends ................                      --                   3,532
                                          ------------            ------------

      Total Assets ...........                 203,257             381,761,289
                                          ------------            ------------


LIABILITIES:
  Payables:
    Insurance charges ........                      43                  66,606
    Administrative fees ......                       4                   7,784
                                          ------------            ------------

      Total Liabilities ......                      47                  74,390
                                          ------------            ------------

NET ASSETS:                               $    203,210            $381,686,899
                                          ============            ============


                        See Notes to Financial Statements

                        THE TRAVELERS SEPARATE ACCOUNT PF
                             FOR VARIABLE ANNUITIES

                             STATEMENT OF OPERATIONS
                      FOR THE YEAR ENDED DECEMBER 31, 2003

                                                         AIM V.I.            AIM V.I.
                                                         CAPITAL             PREMIER       ALLIANCEBERNSTEIN  ALLIANCEBERNSTEIN
                                                      APPRECIATION            EQUITY        PREMIER GROWTH       TECHNOLOGY
                                                         FUND -               FUND -          PORTFOLIO -        PORTFOLIO -
                                                        SERIES II           SERIES II           CLASS B            CLASS B
                                                      ------------          ---------      -----------------  -----------------
INVESTMENT INCOME:
  Dividends ...................................          $     --           $    179           $     --           $     --
                                                         --------           --------           --------           --------

EXPENSES:
  Insurance charges ...........................               308                999                204                521
  Administrative fees .........................                31                 93                 20                 52
                                                         --------           --------           --------           --------

    Total expenses ............................               339              1,092                224                573
                                                         --------           --------           --------           --------

      Net investment income (loss) ............              (339)              (913)              (224)              (573)
                                                         --------           --------           --------           --------

REALIZED GAIN (LOSS) AND UNREALIZED
  GAIN (LOSS) ON INVESTMENTS:
    Realized gain distribution ................                --                 --                 --                 --
    Realized gain (loss) on sale of investments               672                 93                354                144
                                                         --------           --------           --------           --------

      Realized gain (loss) ....................               672                 93                354                144
                                                         --------           --------           --------           --------

    Change in unrealized gain (loss)
      on investments ..........................             4,981             15,976              3,278              7,896
                                                         --------           --------           --------           --------


  Net increase (decrease) in net assets
    resulting from operations .................          $  5,314           $ 15,156           $  3,408           $  7,467
                                                         ========           ========           ========           ========

                        See Notes to Financial Statements

                        THE TRAVELERS SEPARATE ACCOUNT PF
                             FOR VARIABLE ANNUITIES

                       STATEMENT OF OPERATIONS - CONTINUED
                      FOR THE YEAR ENDED DECEMBER 31, 2003

                                                        GLOBAL GROWTH                          GROWTH-INCOME      MUTUAL SHARES
                                                       FUND - CLASS 2      GROWTH FUND -      FUND - CLASS 2    SECURITIES FUND -
                                                           SHARES          CLASS 2 SHARES         SHARES         CLASS 2 SHARES
                                                       --------------      --------------     --------------    -----------------
INVESTMENT INCOME:
  Dividends ...................................          $       9           $      50           $     911          $   2,726
                                                         ---------           ---------           ---------          ---------

EXPENSES:
  Insurance charges ...........................                 49                 250                 425              5,327
  Administrative fees .........................                  5                  25                  42                529
                                                         ---------           ---------           ---------          ---------

    Total expenses ............................                 54                 275                 467              5,856
                                                         ---------           ---------           ---------          ---------

      Net investment income (loss) ............                (45)               (225)                444             (3,130)
                                                         ---------           ---------           ---------          ---------

REALIZED GAIN (LOSS) AND UNREALIZED
  GAIN (LOSS) ON INVESTMENTS:
    Realized gain distribution ................                 --                  --                  --                 --
    Realized gain (loss) on sale of investments                166                 909                 138              1,006
                                                         ---------           ---------           ---------          ---------

      Realized gain (loss) ....................                166                 909                 138              1,006
                                                         ---------           ---------           ---------          ---------

    Change in unrealized gain (loss)
      on investments ..........................              1,233               3,485               9,834            101,318
                                                         ---------           ---------           ---------          ---------


  Net increase (decrease) in net assets
    resulting from operations .................          $   1,354           $   4,169           $  10,416          $  99,194
                                                         =========           =========           =========          =========

                        See Notes to Financial Statements

                        THE TRAVELERS SEPARATE ACCOUNT PF
                             FOR VARIABLE ANNUITIES

                       STATEMENT OF OPERATIONS - CONTINUED
                      FOR THE YEAR ENDED DECEMBER 31, 2003

    TEMPLETON
      GROWTH                                                             OPPENHEIMER                                     PIONEER
    SECURITIES                                                             CAPITAL             OPPENHEIMER               FUND VCT
      FUND -                                                            APPRECIATION           MAIN STREET             PORTFOLIO -
     CLASS 2              APPRECIATION          FUNDAMENTAL               FUND/VA -             FUND/VA -               CLASS II
      SHARES                PORTFOLIO          VALUE PORTFOLIO         SERVICE SHARES         SERVICE SHARES             SHARES
   ------------           ------------         ---------------         --------------         --------------          ------------
   $      2,615           $    353,307           $    131,101           $        191           $        612           $        540
   ------------           ------------           ------------           ------------           ------------           ------------


          2,623                667,255                240,133                  1,072                  2,933                    801
            261                 79,407                 27,800                    107                    291                     78
   ------------           ------------           ------------           ------------           ------------           ------------

          2,884                746,662                267,933                  1,179                  3,224                    879
   ------------           ------------           ------------           ------------           ------------           ------------

           (269)              (393,355)              (136,832)                  (988)                (2,612)                  (339)
   ------------           ------------           ------------           ------------           ------------           ------------



             --                     --                     --                     --                     --                     --
          5,293               (929,877)              (161,042)                   788                    376                    194
   ------------           ------------           ------------           ------------           ------------           ------------

          5,293               (929,877)              (161,042)                   788                    376                    194
   ------------           ------------           ------------           ------------           ------------           ------------


         52,420             12,414,147              6,384,558                 19,691                 57,005                 12,097
   ------------           ------------           ------------           ------------           ------------           ------------



   $     57,444           $ 11,090,915           $  6,086,684           $     19,491           $     54,769           $     11,952
   ============           ============           ============           ============           ============           ============

                        See Notes to Financial Statements

                        THE TRAVELERS SEPARATE ACCOUNT PF
                             FOR VARIABLE ANNUITIES

                       STATEMENT OF OPERATIONS - CONTINUED
                      FOR THE YEAR ENDED DECEMBER 31, 2003

                                                         PIONEER
                                                         MID CAP           PUTNAM VT             PUTNAM VT
                                                        VALUE VCT         INTERNATIONAL          SMALL CAP
                                                       PORTFOLIO -        EQUITY FUND -        VALUE FUND -          SELECT
                                                        CLASS II            CLASS IB             CLASS IB           BALANCED
                                                         SHARES              SHARES               SHARES            PORTFOLIO
                                                       -----------        -------------        ------------        -----------
INVESTMENT INCOME:
  Dividends ...................................        $       344         $       251         $       758         $   609,521
                                                       -----------         -----------         -----------         -----------

EXPENSES:
  Insurance charges ...........................              2,330               1,220               4,182             296,112
  Administrative fees .........................                228                 122                 411              35,310
                                                       -----------         -----------         -----------         -----------

    Total expenses ............................              2,558               1,342               4,593             331,422
                                                       -----------         -----------         -----------         -----------

      Net investment income (loss) ............             (2,214)             (1,091)             (3,835)            278,099
                                                       -----------         -----------         -----------         -----------

REALIZED GAIN (LOSS) AND UNREALIZED
  GAIN (LOSS) ON INVESTMENTS:
    Realized gain distribution ................                 --                  --                  --                  --
    Realized gain (loss) on sale of investments              4,466               3,563               1,934            (441,638)
                                                       -----------         -----------         -----------         -----------

      Realized gain (loss) ....................              4,466               3,563               1,934            (441,638)
                                                       -----------         -----------         -----------         -----------

    Change in unrealized gain (loss)
      on investments ..........................             53,469              27,165             137,502           4,200,896
                                                       -----------         -----------         -----------         -----------


  Net increase (decrease) in net assets
    resulting from operations .................        $    55,721         $    29,637         $   135,601         $ 4,037,357
                                                       ===========         ===========         ===========         ===========

                        See Notes to Financial Statements

                        THE TRAVELERS SEPARATE ACCOUNT PF
                             FOR VARIABLE ANNUITIES

                       STATEMENT OF OPERATIONS - CONTINUED
                      FOR THE YEAR ENDED DECEMBER 31, 2003

                                                    SB                                                           SMITH BARNEY
                                                GOVERNMENT          SMITH BARNEY                                    PREMIER
     SELECT                                    PORTFOLIO -            GROWTH AND          SMITH BARNEY            SELECTIONS
     GROWTH               SELECT HIGH            CLASS A               INCOME               LARGE CAP               ALL CAP
    PORTFOLIO          GROWTH PORTFOLIO           SHARES              PORTFOLIO          CORE PORTFOLIO        GROWTH PORTFOLIO
   -----------         ----------------        -----------          ------------         --------------        ----------------
   $   249,968           $    47,466           $   430,900           $    45,679           $    44,356           $        --
   -----------           -----------           -----------           -----------           -----------           -----------


       186,321                97,502               176,749                88,673               127,377                42,287
        22,339                11,679                19,971                10,346                15,126                 5,073
   -----------           -----------           -----------           -----------           -----------           -----------

       208,660               109,181               196,720                99,019               142,503                47,360
   -----------           -----------           -----------           -----------           -----------           -----------

        41,308               (61,715)              234,180               (53,340)              (98,147)              (47,360)
   -----------           -----------           -----------           -----------           -----------           -----------



            --                    --                    --                    --                    --                    --
      (767,621)             (534,437)               27,104              (140,622)             (426,781)             (176,659)
   -----------           -----------           -----------           -----------           -----------           -----------

      (767,621)             (534,437)               27,104              (140,622)             (426,781)             (176,659)
   -----------           -----------           -----------           -----------           -----------           -----------


     4,440,693             2,968,124              (404,930)            1,980,969             2,533,022             1,175,423
   -----------           -----------           -----------           -----------           -----------           -----------



   $ 3,714,380           $ 2,371,972           $  (143,646)          $ 1,787,007           $ 2,008,094           $   951,404
   ===========           ===========           ===========           ===========           ===========           ===========

                        See Notes to Financial Statements

                        THE TRAVELERS SEPARATE ACCOUNT PF
                             FOR VARIABLE ANNUITIES

                       STATEMENT OF OPERATIONS - CONTINUED
                      FOR THE YEAR ENDED DECEMBER 31, 2003

                                                                                                  MFS               SOCIAL
                                                       CONVERTIBLE       MERRILL LYNCH          MID CAP            AWARENESS
                                                        SECURITIES          LARGE CAP            GROWTH              STOCK
                                                        PORTFOLIO        CORE PORTFOLIO        PORTFOLIO           PORTFOLIO
                                                       -----------       --------------       -----------         -----------
INVESTMENT INCOME:
  Dividends ...................................        $     9,810        $    61,981         $        --         $    15,977
                                                       -----------        -----------         -----------         -----------

EXPENSES:
  Insurance charges ...........................              2,461            115,859             161,611              35,850
  Administrative fees .........................                246             13,873              19,363               4,212
                                                       -----------        -----------         -----------         -----------

    Total expenses ............................              2,707            129,732             180,974              40,062
                                                       -----------        -----------         -----------         -----------

      Net investment income (loss) ............              7,103            (67,751)           (180,974)            (24,085)
                                                       -----------        -----------         -----------         -----------

REALIZED GAIN (LOSS) AND UNREALIZED
  GAIN (LOSS) ON INVESTMENTS:
    Realized gain distribution ................                 --                 --                  --                  --
    Realized gain (loss) on sale of investments              2,166           (916,619)         (2,646,933)           (140,619)
                                                       -----------        -----------         -----------         -----------

      Realized gain (loss) ....................              2,166           (916,619)         (2,646,933)           (140,619)
                                                       -----------        -----------         -----------         -----------

    Change in unrealized gain (loss)
      on investments ..........................             22,342          2,624,595           6,686,224             847,641
                                                       -----------        -----------         -----------         -----------


  Net increase (decrease) in net assets
    resulting from operations .................        $    31,611        $ 1,640,225         $ 3,858,317         $   682,937
                                                       ===========        ===========         ===========         ===========

                        See Notes to Financial Statements

                        THE TRAVELERS SEPARATE ACCOUNT PF
                             FOR VARIABLE ANNUITIES

                       STATEMENT OF OPERATIONS - CONTINUED
                      FOR THE YEAR ENDED DECEMBER 31, 2003

                                                                                             SMITH BARNEY
    EQUITY AND                                  SMITH BARNEY                                 INTERNATIONAL
      INCOME               MFS TOTAL             AGGRESSIVE            SMITH BARNEY             ALL CAP             SMITH BARNEY
   PORTFOLIO -              RETURN                 GROWTH               HIGH INCOME             GROWTH                LARGE CAP
     CLASS II              PORTFOLIO             PORTFOLIO               PORTFOLIO             PORTFOLIO           VALUE PORTFOLIO
   ------------          ------------           ------------           ------------          -------------         ---------------
   $        558          $    566,428           $         --           $    859,392           $     81,640           $    300,681
   ------------          ------------           ------------           ------------           ------------           ------------


            344               294,086                442,904                135,796                 96,904                217,890
             34                34,758                 52,329                 16,080                 11,591                 26,132
   ------------          ------------           ------------           ------------           ------------           ------------

            378               328,844                495,233                151,876                108,495                244,022
   ------------          ------------           ------------           ------------           ------------           ------------

            180               237,584               (495,233)               707,516                (26,855)                56,659
   ------------          ------------           ------------           ------------           ------------           ------------



            320                    --                     --                     --                     --                     --
             57              (165,756)              (647,537)              (373,999)              (733,779)              (806,866)
   ------------          ------------           ------------           ------------           ------------           ------------

            377              (165,756)              (647,537)              (373,999)              (733,779)              (806,866)
   ------------          ------------           ------------           ------------           ------------           ------------


          6,734             3,245,516             11,021,708              2,053,529              2,589,452              4,850,091
   ------------          ------------           ------------           ------------           ------------           ------------



   $      7,291          $  3,317,344           $  9,878,938           $  2,387,046           $  1,828,818           $  4,099,884
   ============          ============           ============           ============           ============           ============

                        See Notes to Financial Statements

                        THE TRAVELERS SEPARATE ACCOUNT PF
                             FOR VARIABLE ANNUITIES

                       STATEMENT OF OPERATIONS - CONTINUED
                      FOR THE YEAR ENDED DECEMBER 31, 2003

                                                                                                  SMITH
                                                       SMITH BARNEY                               BARNEY             TRAVELERS
                                                           LARGE           SMITH BARNEY            MONEY              MANAGED
                                                       CAPITALIZATION        MID CAP              MARKET              INCOME
                                                     GROWTH PORTFOLIO     CORE PORTFOLIO         PORTFOLIO           PORTFOLIO
                                                     ----------------     --------------         ---------           ---------
INVESTMENT INCOME:
  Dividends ...................................          $     391           $      --           $ 131,683           $  82,755
                                                         ---------           ---------           ---------           ---------

EXPENSES:
  Insurance charges ...........................             14,521              30,035             249,643              14,141
  Administrative fees .........................              1,693               3,541              29,520               1,408
                                                         ---------           ---------           ---------           ---------

    Total expenses ............................             16,214              33,576             279,163              15,549
                                                         ---------           ---------           ---------           ---------

      Net investment income (loss) ............            (15,823)            (33,576)           (147,480)             67,206
                                                         ---------           ---------           ---------           ---------

REALIZED GAIN (LOSS) AND UNREALIZED
  GAIN (LOSS) ON INVESTMENTS:
    Realized gain distribution ................                 --                  --                  --                  --
    Realized gain (loss) on sale of investments             73,090             (14,471)                 --               2,994
                                                         ---------           ---------           ---------           ---------

      Realized gain (loss) ....................             73,090             (14,471)                 --               2,994
                                                         ---------           ---------           ---------           ---------

    Change in unrealized gain (loss)
      on investments ..........................            350,427             656,316                  --             (22,444)
                                                         ---------           ---------           ---------           ---------


  Net increase (decrease) in net assets
    resulting from operations .................          $ 407,694           $ 608,269           $(147,480)          $  47,756
                                                         =========           =========           =========           =========

                        See Notes to Financial Statements

                        THE TRAVELERS SEPARATE ACCOUNT PF
                             FOR VARIABLE ANNUITIES

                       STATEMENT OF OPERATIONS - CONTINUED
                      FOR THE YEAR ENDED DECEMBER 31, 2003

                          EMERGING              GROWTH AND          SMITH BARNEY             EQUITY -
    COMSTOCK               GROWTH                 INCOME              SMALL CAP               INCOME               GROWTH
   PORTFOLIO -           PORTFOLIO -           PORTFOLIO -             GROWTH              PORTFOLIO -           PORTFOLIO -
    CLASS II              CLASS II               CLASS II           OPPORTUNITIES            SERVICE               SERVICE
     SHARES                SHARES                 SHARES              PORTFOLIO              CLASS 2               CLASS 2
   -----------           -----------           -----------          -------------          -----------           -----------
   $    97,234           $        --           $    71,052           $        --           $       286           $        32
   -----------           -----------           -----------           -----------           -----------           -----------


       159,729               128,957               131,877                20,395                   398                   586
        18,608                15,130                15,370                 2,431                    39                    59
   -----------           -----------           -----------           -----------           -----------           -----------

       178,337               144,087               147,247                22,826                   437                   645
   -----------           -----------           -----------           -----------           -----------           -----------

       (81,103)             (144,087)              (76,195)              (22,826)                 (151)                 (613)
   -----------           -----------           -----------           -----------           -----------           -----------



            --                    --                    --                    --                    --                    --
      (195,417)             (916,536)             (103,926)              (40,648)                  141                   119
   -----------           -----------           -----------           -----------           -----------           -----------

      (195,417)             (916,536)             (103,926)              (40,648)                  141                   119
   -----------           -----------           -----------           -----------           -----------           -----------


     3,548,358             3,288,879             2,698,411               631,516                 7,852                11,322
   -----------           -----------           -----------           -----------           -----------           -----------



   $ 3,271,838           $ 2,228,256           $ 2,518,290           $   568,042           $     7,842           $    10,828
   ===========           ===========           ===========           ===========           ===========           ===========

                        See Notes to Financial Statements

                        THE TRAVELERS SEPARATE ACCOUNT PF
                             FOR VARIABLE ANNUITIES

                       STATEMENT OF OPERATIONS - CONTINUED
                      FOR THE YEAR ENDED DECEMBER 31, 2003

                                                           MID CAP
                                                         PORTFOLIO -
                                                           SERVICE
                                                           CLASS 2                COMBINED
                                                         ------------           ------------
INVESTMENT INCOME:
  Dividends ...................................          $        173           $  4,201,557
                                                         ------------           ------------

EXPENSES:
  Insurance charges ...........................                 1,674              4,201,314
  Administrative fees .........................                   162                495,925
                                                         ------------           ------------

    Total expenses ............................                 1,836              4,697,239
                                                         ------------           ------------

      Net investment income (loss) ............                (1,663)              (495,682)
                                                         ------------           ------------

REALIZED GAIN (LOSS) AND UNREALIZED
  GAIN (LOSS) ON INVESTMENTS:
    Realized gain distribution ................                    --                    320
    Realized gain (loss) on sale of investments                (1,702)           (11,157,718)
                                                         ------------           ------------

      Realized gain (loss) ....................                (1,702)           (11,157,398)
                                                         ------------           ------------

    Change in unrealized gain (loss)
      on investments ..........................                42,967             81,361,688
                                                         ------------           ------------


  Net increase (decrease) in net assets
    resulting from operations .................          $     39,602           $ 69,708,608
                                                         ============           ============

                        See Notes to Financial Statements

                        THE TRAVELERS SEPARATE ACCOUNT PF
                             FOR VARIABLE ANNUITIES

                       STATEMENT OF CHANGES IN NET ASSETS
                 FOR THE YEARS ENDED DECEMBER 31, 2003 AND 2002

                                                                          AIM V.I.
                                                  AIM V.I.                PREMIER             ALLIANCEBERNSTEIN
                                                   CAPITAL                 EQUITY                  PREMIER
                                                APPRECIATION               FUND -            GROWTH PORTFOLIO -
                                              FUND - SERIES II           SERIES II                 CLASS B
                                            --------------------    --------------------    --------------------
                                              2003        2002        2003        2002        2003        2002
                                            --------    --------    --------    --------    --------    --------
OPERATIONS:
  Net investment income (loss) ..........   $   (339)   $    (24)   $   (913)   $      6    $   (224)   $    (24)
  Realized gain (loss) ..................        672         (28)         93          --         354          (5)
  Change in unrealized gain (loss)
    on investments ......................      4,981        (251)     15,976        (838)      3,278        (477)
                                            --------    --------    --------    --------    --------    --------

    Net increase (decrease) in net assets
      resulting from operations .........      5,314        (303)     15,156        (832)      3,408        (506)
                                            --------    --------    --------    --------    --------    --------

UNIT TRANSACTIONS:
  Participant purchase payments .........     23,032       4,247      46,295      25,077      16,668       1,800
  Participant transfers from other
    funding options .....................      4,499          --          --          --         306          --
  Administrative charges ................        (17)         --          --          --         (18)         (2)
  Contract surrenders ...................     (4,673)       (788)         --          --      (1,758)         --
  Participant transfers to other
    funding options .....................       (712)         --          --          --        (732)         --
  Other payments to participants ........         --          --          --          --          --          --
                                            --------    --------    --------    --------    --------    --------

    Net increase (decrease) in net assets
      resulting from unit transactions ..     22,129       3,459      46,295      25,077      14,466       1,798
                                            --------    --------    --------    --------    --------    --------

    Net increase (decrease) in net assets     27,443       3,156      61,451      24,245      17,874       1,292


NET ASSETS:
    Beginning of year ...................      3,156          --      24,245          --       1,292          --
                                            --------    --------    --------    --------    --------    --------
    End of year .........................   $ 30,599    $  3,156    $ 85,696    $ 24,245    $ 19,166    $  1,292
                                            ========    ========    ========    ========    ========    ========

                        See Notes to Financial Statements

                        THE TRAVELERS SEPARATE ACCOUNT PF
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF CHANGES IN NET ASSETS - CONTINUED
                 FOR THE YEARS ENDED DECEMBER 31, 2003 AND 2002

                                                                                                       GROWTH
                                               ALLIANCEBERNSTEIN          GLOBAL GROWTH                FUND -
                                                  TECHNOLOGY              FUND - CLASS 2               CLASS 2
                                              PORTFOLIO - CLASS B             SHARES                   SHARES
                                            ----------------------    ----------------------   ----------------------
                                               2003         2002         2003         2002        2003         2002
                                            ---------    ---------    ---------    ---------   ---------    ---------
OPERATIONS:
  Net investment income (loss) ..........   $    (573)   $     (89)   $     (45)   $      --   $    (225)   $      --
  Realized gain (loss) ..................         144         (568)         166           --         909           --
  Change in unrealized gain (loss)
    on investments ......................       7,896       (2,524)       1,233           --       3,485           --
                                            ---------    ---------    ---------    ---------   ---------    ---------

    Net increase (decrease) in net assets
      resulting from operations .........       7,467       (3,181)       1,354           --       4,169           --
                                            ---------    ---------    ---------    ---------   ---------    ---------

UNIT TRANSACTIONS:
  Participant purchase payments .........      90,430       15,524        1,243           --      58,710           --
  Participant transfers from other
    funding options .....................      11,198           --        6,559           --      35,530           --
  Administrative charges ................         (21)          (4)          --           --          --           --
  Contract surrenders ...................      (1,135)      (2,161)        (180)          --      (5,363)          --
  Participant transfers to other
    funding options .....................        (795)          --          (81)          --     (30,768)          --
  Other payments to participants ........          --           --           --           --          --           --
                                            ---------    ---------    ---------    ---------   ---------    ---------

    Net increase (decrease) in net assets
      resulting from unit transactions ..      99,677       13,359        7,541           --      58,109           --
                                            ---------    ---------    ---------    ---------   ---------    ---------

    Net increase (decrease) in net assets     107,144       10,178        8,895           --      62,278           --


NET ASSETS:
    Beginning of year ...................      10,178           --           --           --          --           --
                                            ---------    ---------    ---------    ---------   ---------    ---------
    End of year .........................   $ 117,322    $  10,178    $   8,895    $      --   $  62,278    $      --
                                            =========    =========    =========    =========   =========    =========

                        See Notes to Financial Statements

                        THE TRAVELERS SEPARATE ACCOUNT PF
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF CHANGES IN NET ASSETS - CONTINUED
                 FOR THE YEARS ENDED DECEMBER 31, 2003 AND 2002

                                                                         TEMPLETON
                                      MUTUAL SHARES                       GROWTH
                                        SECURITIES                      SECURITIES
        GROWTH-INCOME                     FUND -                          FUND -
        FUND - CLASS 2                   CLASS 2                          CLASS 2                     APPRECIATION
            SHARES                        SHARES                          SHARES                        PORTFOLIO
----------------------------   ----------------------------    ----------------------------    ----------------------------
    2003            2002           2003            2002            2003            2002            2003            2002
------------    ------------   ------------    ------------    ------------    ------------    ------------    ------------
$        444    $         --   $     (3,130)   $       (183)   $       (269)   $       (183)   $   (393,355)   $     24,952
         138              --          1,006             524           5,293            (139)       (929,877)     (1,394,454)

       9,834              --        101,318         (11,097)         52,420          (7,371)     12,414,147     (11,047,020)
------------    ------------   ------------    ------------    ------------    ------------    ------------    ------------


      10,416              --         99,194         (10,756)         57,444          (7,693)     11,090,915     (12,416,522)
------------    ------------   ------------    ------------    ------------    ------------    ------------    ------------


     160,864              --        741,311          98,999         231,474          75,470       3,394,427       7,329,330

       9,829              --         20,816               7          33,982           1,150       3,332,210       2,941,302
          --              --            (77)             --             (42)             (1)        (59,931)        (62,913)
        (225)             --        (14,391)         (2,959)         (2,283)         (1,388)     (4,364,199)     (5,535,956)

        (736)             --        (36,440)             --         (79,583)             --      (2,932,728)     (6,416,715)
          --              --             --              --              --              --        (411,551)       (387,545)
------------    ------------   ------------    ------------    ------------    ------------    ------------    ------------


     169,732              --        711,219          96,047         183,548          75,231      (1,041,772)     (2,132,497)
------------    ------------   ------------    ------------    ------------    ------------    ------------    ------------

     180,148              --        810,413          85,291         240,992          67,538      10,049,143     (14,549,019)



          --              --         85,291              --          67,538              --      50,631,254      65,180,273
------------    ------------   ------------    ------------    ------------    ------------    ------------    ------------
$    180,148    $         --   $    895,704    $     85,291    $    308,530    $     67,538    $ 60,680,397    $ 50,631,254
============    ============   ============    ============    ============    ============    ============    ============

                        See Notes to Financial Statements

                        THE TRAVELERS SEPARATE ACCOUNT PF
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF CHANGES IN NET ASSETS - CONTINUED
                 FOR THE YEARS ENDED DECEMBER 31, 2003 AND 2002

                                                                                 OPPENHEIMER
                                                                                   CAPITAL                     OPPENHEIMER
                                                                                 APPRECIATION                  MAIN STREET
                                                    FUNDAMENTAL                   FUND/VA -                     FUND/VA -
                                                  VALUE PORTFOLIO               SERVICE SHARES               SERVICE SHARES
                                           ---------------------------   ---------------------------   ---------------------------
                                               2003           2002           2003           2002           2003           2002
                                           ------------   ------------   ------------   ------------   ------------   ------------
OPERATIONS:
  Net investment income (loss) ..........  $   (136,832)  $    (13,441)  $       (988)  $       (215)  $     (2,612)  $       (145)
  Realized gain (loss) ..................      (161,042)        11,159            788           (780)           376            (56)
  Change in unrealized gain (loss)
    on investments ......................     6,384,558     (3,470,184)        19,691         (2,310)        57,005         (1,763)
                                           ------------   ------------   ------------   ------------   ------------   ------------

    Net increase (decrease) in net assets
      resulting from operations .........     6,086,684     (3,472,466)        19,491         (3,305)        54,769         (1,964)
                                           ------------   ------------   ------------   ------------   ------------   ------------

UNIT TRANSACTIONS:
  Participant purchase payments .........     4,007,361      9,473,085         75,686         55,390        275,217         22,617
  Participant transfers from other
    funding options .....................     3,573,857      3,738,656          3,347             (9)        37,113             11
  Administrative charges ................       (17,522)       (10,444)           (16)            (2)           (49)            (2)
  Contract surrenders ...................    (1,556,932)      (934,071)        (2,894)        (2,398)        (2,277)          (769)
  Participant transfers to other
    funding options .....................    (1,129,499)    (2,079,243)       (26,515)            --         (3,478)            --
  Other payments to participants ........      (130,411)        (1,678)            --             --             --             --
                                           ------------   ------------   ------------   ------------   ------------   ------------

    Net increase (decrease) in net assets
      resulting from unit transactions ..     4,746,854     10,186,305         49,608         52,981        306,526         21,857
                                           ------------   ------------   ------------   ------------   ------------   ------------

    Net increase (decrease) in net assets    10,833,538      6,713,839         69,099         49,676        361,295         19,893


NET ASSETS:
    Beginning of year ...................    14,606,106      7,892,267         49,676             --         19,893             --
                                           ------------   ------------   ------------   ------------   ------------   ------------
    End of year .........................  $ 25,439,644   $ 14,606,106   $    118,775   $     49,676   $    381,188   $     19,893
                                           ============   ============   ============   ============   ============   ============

                        See Notes to Financial Statements

                        THE TRAVELERS SEPARATE ACCOUNT PF
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF CHANGES IN NET ASSETS - CONTINUED
                 FOR THE YEARS ENDED DECEMBER 31, 2003 AND 2002

                                                      PUTNAM VT               PUTNAM VT
                              PIONEER MID           INTERNATIONAL             SMALL CAP
    PIONEER FUND               CAP VALUE            EQUITY FUND -           VALUE FUND -
   VCT PORTFOLIO -          VCT PORTFOLIO -           CLASS IB                CLASS IB
   CLASS II SHARES          CLASS II SHARES            SHARES                  SHARES
---------------------   ---------------------   ---------------------   ---------------------
  2003        2002        2003        2002        2003        2002        2003        2002
---------   ---------   ---------   ---------   ---------   ---------   ---------   ---------
$    (339)  $     (70)  $  (2,214)  $    (343)  $  (1,091)  $     (19)  $  (3,835)  $    (767)
      194         (13)      4,466         404       3,563         (47)      1,934        (123)

   12,097      (1,867)     53,469      (3,598)     27,165        (171)    137,502     (16,802)
---------   ---------   ---------   ---------   ---------   ---------   ---------   ---------


   11,952      (1,950)     55,721      (3,537)     29,637        (237)    135,601     (17,692)
---------   ---------   ---------   ---------   ---------   ---------   ---------   ---------


   32,548      30,000     137,215      48,346     133,226       3,733     157,692     115,971

   44,187          --      66,351          --      15,232          --      41,623         152
       (3)         --         (69)        (10)         (5)         (1)       (117)        (19)
   (2,038)         --     (17,193)       (214)     (1,170)       (767)     (9,998)         --

   (6,104)         --     (24,258)        (26)    (27,000)         --      (6,922)        (22)
       --          --          --          --          --          --          --          --
---------   ---------   ---------   ---------   ---------   ---------   ---------   ---------


   68,590      30,000     162,046      48,096     120,283       2,965     182,278     116,082
---------   ---------   ---------   ---------   ---------   ---------   ---------   ---------

   80,542      28,050     217,767      44,559     149,920       2,728     317,879      98,390



   28,050          --      44,559          --       2,728          --      98,390          --
---------   ---------   ---------   ---------   ---------   ---------   ---------   ---------
$ 108,592   $  28,050   $ 262,326   $  44,559   $ 152,648   $   2,728   $ 416,269   $  98,390
=========   =========   =========   =========   =========   =========   =========   =========

                        See Notes to Financial Statements

                        THE TRAVELERS SEPARATE ACCOUNT PF
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF CHANGES IN NET ASSETS - CONTINUED
                 FOR THE YEARS ENDED DECEMBER 31, 2003 AND 2002

                                                SELECT BALANCED                SELECT GROWTH                   SELECT HIGH
                                                   PORTFOLIO                     PORTFOLIO                  GROWTH PORTFOLIO
                                           ---------------------------   ---------------------------   ---------------------------
                                               2003           2002           2003           2002           2003           2002
                                           ------------   ------------   ------------   ------------   ------------   ------------
OPERATIONS:
  Net investment income (loss) ..........  $    278,099   $  1,342,873   $     41,308   $  1,603,446   $    (61,715)  $    (27,232)
  Realized gain (loss) ..................      (441,638)      (834,921)      (767,621)        54,554       (534,437)      (773,818)
  Change in unrealized gain (loss)
    on investments ......................     4,200,896     (2,764,882)     4,440,693     (5,383,705)     2,968,124     (1,863,140)
                                           ------------   ------------   ------------   ------------   ------------   ------------

    Net increase (decrease) in net assets
      resulting from operations .........     4,037,357     (2,256,930)     3,714,380     (3,725,705)     2,371,972     (2,664,190)
                                           ------------   ------------   ------------   ------------   ------------   ------------

UNIT TRANSACTIONS:
  Participant purchase payments .........       873,436      3,401,644        202,513        505,219        225,105        271,072
  Participant transfers from other
    funding options .....................     1,200,047      1,417,133        185,811        321,401         72,218        157,329
  Administrative charges ................       (18,649)       (19,622)       (16,824)       (18,641)       (11,336)       (12,450)
  Contract surrenders ...................    (2,581,267)    (2,622,394)    (1,216,076)    (1,451,895)      (801,289)      (758,747)
  Participant transfers to other
    funding options .....................      (853,579)    (3,870,603)      (486,424)    (1,657,706)      (402,639)      (910,712)
  Other payments to participants ........      (802,341)      (325,525)       (96,634)       (81,305)       (23,945)       (25,996)
                                           ------------   ------------   ------------   ------------   ------------   ------------

    Net increase (decrease) in net assets
      resulting from unit transactions ..    (2,182,353)    (2,019,367)    (1,427,634)    (2,382,927)      (941,886)    (1,279,504)
                                           ------------   ------------   ------------   ------------   ------------   ------------

    Net increase (decrease) in net assets     1,855,004     (4,276,297)     2,286,746     (6,108,632)     1,430,086     (3,943,694)


NET ASSETS:
    Beginning of year ...................    23,077,084     27,353,381     14,245,696     20,354,328      7,291,104     11,234,798
                                           ------------   ------------   ------------   ------------   ------------   ------------
    End of year .........................  $ 24,932,088   $ 23,077,084   $ 16,532,442   $ 14,245,696   $  8,721,190   $  7,291,104
                                           ============   ============   ============   ============   ============   ============

                        See Notes to Financial Statements

                        THE TRAVELERS SEPARATE ACCOUNT PF
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF CHANGES IN NET ASSETS - CONTINUED
                 FOR THE YEARS ENDED DECEMBER 31, 2003 AND 2002

             SB                                                                                   SMITH BARNEY
         GOVERNMENT                   SMITH BARNEY                 SMITH BARNEY                PREMIER SELECTIONS
         PORTFOLIO -                   GROWTH AND                    LARGE CAP                       ALL CAP
       CLASS A SHARES               INCOME PORTFOLIO              CORE PORTFOLIO                GROWTH PORTFOLIO
---------------------------   ---------------------------   ---------------------------   ---------------------------
    2003           2002           2003           2002           2003           2002           2003           2002
------------   ------------   ------------   ------------   ------------   ------------   ------------   ------------
$    234,180   $    109,618   $    (53,340)  $    (33,812)  $    (98,147)  $    (95,677)  $    (47,360)  $    (53,114)
      27,104         30,936       (140,622)      (312,322)      (426,781)    (1,048,407)      (176,659)      (327,433)

    (404,930)       102,314      1,980,969     (1,207,896)     2,533,022     (2,675,567)     1,175,423       (950,059)
------------   ------------   ------------   ------------   ------------   ------------   ------------   ------------


    (143,646)       242,868      1,787,007     (1,554,030)     2,008,094     (3,819,651)       951,404     (1,330,606)
------------   ------------   ------------   ------------   ------------   ------------   ------------   ------------


   5,469,337      2,878,994      1,938,155      2,111,598        377,909      1,952,885         61,024        158,720

   5,735,100      5,895,585      1,288,041      1,090,242        594,098        783,027        105,741        382,357
      (8,649)        (2,394)        (5,236)        (4,247)       (10,229)       (10,398)        (3,864)        (4,135)
  (1,365,667)      (557,970)      (624,508)      (526,737)      (684,616)    (1,117,318)      (268,366)      (345,889)

  (5,132,115)      (410,221)      (466,877)      (782,631)      (394,911)    (1,611,195)      (210,839)      (464,156)
    (101,295)            --        (72,515)       (12,674)      (112,620)       (25,205)        (5,163)        (3,492)
------------   ------------   ------------   ------------   ------------   ------------   ------------   ------------


   4,596,711      7,803,994      2,057,060      1,875,551       (230,369)       (28,204)      (321,467)      (276,595)
------------   ------------   ------------   ------------   ------------   ------------   ------------   ------------

   4,453,065      8,046,862      3,844,067        321,521      1,777,725     (3,847,855)       629,937     (1,607,201)



   9,140,800      1,093,938      5,387,210      5,065,689      9,508,678     13,356,533      3,185,974      4,793,175
------------   ------------   ------------   ------------   ------------   ------------   ------------   ------------
$ 13,593,865   $  9,140,800   $  9,231,277   $  5,387,210   $ 11,286,403   $  9,508,678   $  3,815,911   $  3,185,974
============   ============   ============   ============   ============   ============   ============   ============

                        See Notes to Financial Statements

                        THE TRAVELERS SEPARATE ACCOUNT PF
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF CHANGES IN NET ASSETS - CONTINUED
                 FOR THE YEARS ENDED DECEMBER 31, 2003 AND 2002

                                                                               MERRILL LYNCH                     MFS MID
                                              CONVERTIBLE SECURITIES           LARGE CAP CORE                  CAP GROWTH
                                                     PORTFOLIO                    PORTFOLIO                     PORTFOLIO
                                           ---------------------------   ---------------------------   ---------------------------
                                               2003           2002           2003           2002           2003           2002
                                           ------------   ------------   ------------   ------------   ------------   ------------
OPERATIONS:
  Net investment income (loss) ..........  $      7,103   $        654   $    (67,751)  $   (101,114)  $   (180,974)  $   (243,945)
  Realized gain (loss) ..................         2,166         (9,667)      (916,619)    (1,297,641)    (2,646,933)    (3,991,581)
  Change in unrealized gain (loss)
    on investments ......................        22,342         (1,418)     2,624,595     (2,341,083)     6,686,224     (8,940,325)
                                           ------------   ------------   ------------   ------------   ------------   ------------

    Net increase (decrease) in net assets
      resulting from operations .........        31,611        (10,431)     1,640,225     (3,739,838)     3,858,317    (13,175,851)
                                           ------------   ------------   ------------   ------------   ------------   ------------

UNIT TRANSACTIONS:
  Participant purchase payments .........       216,362        109,024        263,024        536,822        237,687        776,357
  Participant transfers from other
    funding options .....................       133,910             --        105,358        167,211        413,236        894,008
  Administrative charges ................           (38)            --        (13,814)       (15,933)       (20,028)       (20,767)
  Contract surrenders ...................       (10,510)            --       (749,730)    (1,243,124)      (885,620)    (1,376,286)
  Participant transfers to other
    funding options .....................       (35,259)       (77,855)      (640,061)    (1,295,797)      (960,480)    (2,275,609)
  Other payments to participants ........            --             --        (45,325)      (131,392)       (74,211)       (85,529)
                                           ------------   ------------   ------------   ------------   ------------   ------------

    Net increase (decrease) in net assets
      resulting from unit transactions ..       304,465         31,169     (1,080,548)    (1,982,213)    (1,289,416)    (2,087,826)
                                           ------------   ------------   ------------   ------------   ------------   ------------

    Net increase (decrease) in net assets       336,076         20,738        559,677     (5,722,051)     2,568,901    (15,263,677)


NET ASSETS:
    Beginning of year ...................        20,738             --      9,312,915     15,034,966     11,979,402     27,243,079
                                           ------------   ------------   ------------   ------------   ------------   ------------
    End of year .........................  $    356,814   $     20,738   $  9,872,592   $  9,312,915   $ 14,548,303   $ 11,979,402
                                           ============   ============   ============   ============   ============   ============

                        See Notes to Financial Statements

                        THE TRAVELERS SEPARATE ACCOUNT PF
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF CHANGES IN NET ASSETS - CONTINUED
                 FOR THE YEARS ENDED DECEMBER 31, 2003 AND 2002

                                      EQUITY AND
          SOCIAL                        INCOME                                                   SMITH BARNEY
         AWARENESS                   PORTFOLIO -                     MFS TOTAL                    AGGRESSIVE
      STOCK PORTFOLIO                  CLASS II                  RETURN PORTFOLIO             GROWTH PORTFOLIO
---------------------------   ---------------------------  ---------------------------   ---------------------------
    2003           2002           2003           2002          2003           2002           2003           2002
------------   ------------   ------------   ------------  ------------   ------------   ------------   ------------
$    (24,085)  $    (15,959)  $        180   $         --  $    237,584   $  1,015,463   $   (495,233)  $   (449,253)
    (140,619)      (259,599)           377             --      (165,756)       665,269       (647,537)    (1,115,510)

     847,641       (685,193)         6,734             --     3,245,516     (3,231,515)    11,021,708    (12,290,149)
------------   ------------   ------------   ------------  ------------   ------------   ------------   ------------


     682,937       (960,751)         7,291             --     3,317,344     (1,550,783)     9,878,938    (13,854,912)
------------   ------------   ------------   ------------  ------------   ------------   ------------   ------------


     336,673        777,261         92,391             --     2,120,098      3,951,869      3,650,374      9,809,662

     208,494        314,703         26,597             --     3,314,885      3,559,457      3,106,536      3,983,743
      (3,067)        (2,968)            (3)            --       (18,252)       (17,647)       (43,584)       (37,715)
    (289,504)      (190,103)          (674)            --    (1,842,563)    (1,944,341)    (2,315,647)    (2,469,308)

    (271,546)      (594,053)          (163)            --    (1,233,014)    (2,473,890)    (1,713,012)    (3,475,027)
     (16,253)            --             --             --      (235,355)      (319,145)      (210,909)       (38,043)
------------   ------------   ------------   ------------  ------------   ------------   ------------   ------------


     (35,203)       304,840        118,148             --     2,105,799      2,756,303      2,473,758      7,773,312
------------   ------------   ------------   ------------  ------------   ------------   ------------   ------------

     647,734       (655,911)       125,439             --     5,423,143      1,205,520     12,352,696     (6,081,600)



   2,613,262      3,269,173             --             --    21,381,572     20,176,052     30,073,067     36,154,667
------------   ------------   ------------   ------------  ------------   ------------   ------------   ------------
$  3,260,996   $  2,613,262   $    125,439   $         --  $ 26,804,715   $ 21,381,572   $ 42,425,763   $ 30,073,067
============   ============   ============   ============  ============   ============   ============   ============

                        See Notes to Financial Statements

                        THE TRAVELERS SEPARATE ACCOUNT PF
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF CHANGES IN NET ASSETS - CONTINUED
                 FOR THE YEARS ENDED DECEMBER 31, 2003 AND 2002

                                                                                 SMITH BARNEY
                                                  SMITH BARNEY                   INTERNATIONAL               SMITH BARNEY
                                                   HIGH INCOME                     ALL CAP                     LARGE CAP
                                                    PORTFOLIO                  GROWTH PORTFOLIO             VALUE PORTFOLIO
                                           ---------------------------   ---------------------------   ---------------------------
                                               2003           2002           2003           2002           2003           2002
                                           ------------   ------------   ------------   ------------   ------------   ------------
OPERATIONS:
  Net investment income (loss) ..........  $    707,516   $  2,016,215   $    (26,855)  $    (41,178)  $     56,659   $    499,529
  Realized gain (loss) ..................      (373,999)      (491,463)      (733,779)    (1,129,623)      (806,866)      (968,240)
  Change in unrealized gain (loss)
    on investments ......................     2,053,529     (1,951,039)     2,589,452     (1,791,509)     4,850,091     (6,279,440)
                                           ------------   ------------   ------------   ------------   ------------   ------------

    Net increase (decrease) in net assets
      resulting from operations .........     2,387,046       (426,287)     1,828,818     (2,962,310)     4,099,884     (6,748,151)
                                           ------------   ------------   ------------   ------------   ------------   ------------

UNIT TRANSACTIONS:
  Participant purchase payments .........     1,695,464      2,653,461        300,996        694,941        353,626        715,289
  Participant transfers from other
    funding options .....................     2,071,745      1,045,949        249,334        468,818        401,820        859,194
  Administrative charges ................        (7,551)        (6,248)       (10,695)       (11,888)       (18,989)       (21,700)
  Contract surrenders ...................      (969,790)      (791,224)      (594,468)      (727,272)    (1,467,006)    (2,005,886)
  Participant transfers to other
    funding options .....................    (1,113,749)    (1,583,749)      (467,369)    (1,113,142)      (722,187)    (1,927,643)
  Other payments to participants ........        (4,264)       (54,797)        (9,558)       (35,362)       (48,461)      (153,705)
                                           ------------   ------------   ------------   ------------   ------------   ------------

    Net increase (decrease) in net assets
      resulting from unit transactions ..     1,671,855      1,263,392       (531,760)      (723,905)    (1,501,197)    (2,534,451)
                                           ------------   ------------   ------------   ------------   ------------   ------------

    Net increase (decrease) in net assets     4,058,901        837,105      1,297,058     (3,686,215)     2,598,687     (9,282,602)


NET ASSETS:
    Beginning of year ...................     8,604,841      7,767,736      7,572,848     11,259,063     17,106,673     26,389,275
                                           ------------   ------------   ------------   ------------   ------------   ------------
    End of year .........................  $ 12,663,742   $  8,604,841   $  8,869,906   $  7,572,848   $ 19,705,360   $ 17,106,673
                                           ============   ============   ============   ============   ============   ============

                        See Notes to Financial Statements

                        THE TRAVELERS SEPARATE ACCOUNT PF
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF CHANGES IN NET ASSETS - CONTINUED
                 FOR THE YEARS ENDED DECEMBER 31, 2003 AND 2002

        SMITH BARNEY
           LARGE
       CAPITALIZATION                 SMITH BARNEY                SMITH BARNEY
           GROWTH                       MID CAP                   MONEY MARKET                TRAVELERS MANAGED
         PORTFOLIO                   CORE PORTFOLIO                 PORTFOLIO                 INCOME PORTFOLIO
---------------------------   ---------------------------   ---------------------------   ---------------------------
    2003           2002           2003           2002           2003           2002           2003           2002
------------   ------------   ------------   ------------   ------------   ------------   ------------   ------------
$    (15,823)  $     (4,620)  $    (33,576)  $    (24,354)  $   (147,480)  $    (35,108)  $     67,206   $     17,431
      73,090        (30,240)       (14,471)       (38,965)            --             --          2,994         (2,744)

     350,427       (114,781)       656,316       (378,938)            --             --        (22,444)       (14,227)
------------   ------------   ------------   ------------   ------------   ------------   ------------   ------------


     407,694       (149,641)       608,269       (442,257)      (147,480)       (35,108)        47,756            460
------------   ------------   ------------   ------------   ------------   ------------   ------------   ------------


     401,873        315,582        262,486        797,080      2,326,428     14,541,405      1,526,077        294,102

   1,143,692        124,553        405,696        588,367      2,801,296      7,985,907        572,631         18,889
      (1,068)          (554)        (2,989)        (2,015)       (11,693)       (13,081)          (303)           (25)
    (214,920)       (30,707)      (151,242)      (118,083)    (3,119,649)    (3,735,985)       (46,528)        (3,582)

    (501,328)      (109,224)      (140,424)      (278,787)    (9,578,709)   (17,344,717)      (224,077)      (118,157)
          --             --        (54,808)            --        (98,999)       (10,987)            --             --
------------   ------------   ------------   ------------   ------------   ------------   ------------   ------------


     828,249        299,650        318,719        986,562     (7,681,326)     1,422,542      1,827,800        191,227
------------   ------------   ------------   ------------   ------------   ------------   ------------   ------------

   1,235,943        150,009        926,988        544,305     (7,828,806)     1,387,434      1,875,556        191,687



     487,860        337,851      1,988,568      1,444,263     24,010,459     22,623,025        191,687             --
------------   ------------   ------------   ------------   ------------   ------------   ------------   ------------
$  1,723,803   $    487,860   $  2,915,556   $  1,988,568   $ 16,181,653   $ 24,010,459   $  2,067,243   $    191,687
============   ============   ============   ============   ============   ============   ============   ============

                        See Notes to Financial Statements

                        THE TRAVELERS SEPARATE ACCOUNT PF
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF CHANGES IN NET ASSETS - CONTINUED
                 FOR THE YEARS ENDED DECEMBER 31, 2003 AND 2002

                                                                                                               GROWTH AND
                                                    COMSTOCK                      EMERGING                       INCOME
                                                   PORTFOLIO -                GROWTH PORTFOLIO -               PORTFOLIO -
                                                 CLASS II SHARES               CLASS II SHARES               CLASS II SHARES
                                           ---------------------------   ---------------------------   ---------------------------
                                               2003           2002           2003           2002           2003           2002
                                           ------------   ------------   ------------   ------------   ------------   ------------
OPERATIONS:
  Net investment income (loss) ..........  $    (81,103)  $   (104,863)  $   (144,087)  $   (141,503)  $    (76,195)  $    (62,191)
  Realized gain (loss) ..................      (195,417)      (182,141)      (916,536)      (650,289)      (103,926)      (213,992)
  Change in unrealized gain (loss)
    on investments ......................     3,548,358     (2,341,352)     3,288,879     (3,546,592)     2,698,411     (1,338,220)
                                           ------------   ------------   ------------   ------------   ------------   ------------

    Net increase (decrease) in net assets
      resulting from operations .........     3,271,838     (2,628,356)     2,228,256     (4,338,384)     2,518,290     (1,614,403)
                                           ------------   ------------   ------------   ------------   ------------   ------------

UNIT TRANSACTIONS:
  Participant purchase payments .........     1,681,404      3,898,562        973,005      2,163,821      1,658,457      3,332,561
  Participant transfers from other
    funding options .....................     1,580,517      2,027,950      1,350,634        883,904      1,659,229      1,775,124
  Administrative charges ................       (10,515)        (8,694)       (11,882)       (11,978)        (7,527)        (6,329)
  Contract surrenders ...................      (935,238)      (606,125)      (686,569)      (596,302)      (880,142)      (638,535)
  Participant transfers to other
    funding options .....................    (1,110,423)    (1,323,113)      (847,940)      (965,154)      (977,742)    (1,349,465)
  Other payments to participants ........      (107,711)        (5,228)       (22,631)       (10,214)       (71,461)       (39,874)
                                           ------------   ------------   ------------   ------------   ------------   ------------

    Net increase (decrease) in net assets
      resulting from unit transactions ..     1,098,034      3,983,352        754,617      1,464,077      1,380,814      3,073,482
                                           ------------   ------------   ------------   ------------   ------------   ------------

    Net increase (decrease) in net assets     4,369,872      1,354,996      2,982,873     (2,874,307)     3,899,104      1,459,079


NET ASSETS:
    Beginning of year ...................    11,061,093      9,706,097      9,065,517     11,939,824      8,974,496      7,515,417
                                           ------------   ------------   ------------   ------------   ------------   ------------
    End of year .........................  $ 15,430,965   $ 11,061,093   $ 12,048,390   $  9,065,517   $ 12,873,600   $  8,974,496
                                           ============   ============   ============   ============   ============   ============

                        See Notes to Financial Statements

                        THE TRAVELERS SEPARATE ACCOUNT PF
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF CHANGES IN NET ASSETS - CONTINUED
                 FOR THE YEARS ENDED DECEMBER 31, 2003 AND 2002

      SMITH BARNEY
        SMALL CAP
         GROWTH                   EQUITY - INCOME                 GROWTH                     MID CAP
      OPPORTUNITIES                  PORTFOLIO -                PORTFOLIO -                PORTFOLIO -
        PORTFOLIO                 SERVICE CLASS 2             SERVICE CLASS 2            SERVICE CLASS 2
-------------------------   -------------------------   -------------------------   -------------------------
    2003          2002          2003          2002          2003          2002          2003          2002
-----------   -----------   -----------   -----------   -----------   -----------   -----------   -----------
$   (22,826)  $   (24,322)  $      (151)  $       (31)  $      (613)  $      (155)  $    (1,663)  $      (490)
    (40,648)      (96,262)          141            (3)          119           (12)       (1,702)         (468)

    631,516      (437,279)        7,852          (334)       11,322        (2,175)       42,967        (5,152)
-----------   -----------   -----------   -----------   -----------   -----------   -----------   -----------


    568,042      (557,863)        7,842          (368)       10,828        (2,342)       39,602        (6,110)
-----------   -----------   -----------   -----------   -----------   -----------   -----------   -----------


    107,172       208,024        40,382         2,100        35,751        24,455        51,771        60,269

    199,572       170,477        25,748            --         5,677           473        83,719         6,806
     (2,138)       (1,969)           (7)           (1)          (13)           --           (54)           (9)
   (126,494)     (125,176)           --            --            --            --       (15,379)       (2,307)

   (103,718)     (369,987)         (105)           --        (1,056)           --       (15,045)          (53)
         --       (12,393)           --            --            --            --            --            --
-----------   -----------   -----------   -----------   -----------   -----------   -----------   -----------


     74,394      (131,024)       66,018         2,099        40,359        24,928       105,012        64,706
-----------   -----------   -----------   -----------   -----------   -----------   -----------   -----------

    642,436      (688,887)       73,860         1,731        51,187        22,586       144,614        58,596



  1,435,696     2,124,583         1,731            --        22,586            --        58,596            --
-----------   -----------   -----------   -----------   -----------   -----------   -----------   -----------
$ 2,078,132   $ 1,435,696   $    75,591   $     1,731   $    73,773   $    22,586   $   203,210   $    58,596
===========   ===========   ===========   ===========   ===========   ===========   ===========   ===========

                        See Notes to Financial Statements

                        THE TRAVELERS SEPARATE ACCOUNT PF
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF CHANGES IN NET ASSETS - CONTINUED
                 FOR THE YEARS ENDED DECEMBER 31, 2003 AND 2002

                                                     COMBINED
                                           -----------------------------
                                                2003            2002
                                           -------------   -------------
OPERATIONS:
  Net investment income (loss) ..........  $    (495,682)  $   5,155,763
  Realized gain (loss) ..................    (11,157,398)    (14,408,708)
  Change in unrealized gain (loss)
    on investments ......................     81,361,688     (74,999,929)
                                           -------------   -------------

    Net increase (decrease) in net assets
      resulting from operations .........     69,708,608     (84,252,874)
                                           -------------   -------------

UNIT TRANSACTIONS:
  Participant purchase payments .........     37,062,379      74,242,368
  Participant transfers from other
    funding options .....................     36,278,021      41,603,876
  Administrative charges ................       (336,884)       (324,806)
  Contract surrenders ...................    (28,830,171)    (30,466,767)
  Participant transfers to other
    funding options .....................    (32,911,142)    (54,878,652)
  Other payments to participants ........     (2,756,421)     (1,760,089)
                                           -------------   -------------

    Net increase (decrease) in net assets
      resulting from unit transactions ..      8,505,782      28,415,930
                                           -------------   -------------

    Net increase (decrease) in net assets     78,214,390     (55,836,944)


NET ASSETS:
    Beginning of year ...................    303,472,509     359,309,453
                                           -------------   -------------
    End of year .........................  $ 381,686,899   $ 303,472,509
                                           =============   =============


                        See Notes to Financial Statements

                          NOTES TO FINANCIAL STATEMENTS

1. SIGNIFICANT ACCOUNTING POLICIES

The Travelers Separate Account PF for Variable Annuities ("Separate Account PF") is a separate account of The Travelers Insurance Company ("The Company"), an indirect wholly owned subsidiary of Citigroup Inc., and is available for funding certain variable annuity contracts issued by The Company. Separate Account PF is registered under the Investment Company Act of 1940, as amended, as a unit investment trust. Separate Account PF is comprised of the Travelers Life & Annuity PrimElite Annuity and Travelers Life & Annuity PrimElite II Annuity products.

Participant purchase payments applied to Separate Account PF are invested in one or more sub-accounts in accordance with the selection made by the contract owner. As of December 31, 2003, the investments comprising Separate Account PF were:

     AIM Variable Insurance Funds, Inc. Delaware business trust
         AIM V.I. Capital Appreciation Fund - Series II
         AIM V.I. Premier Equity Fund - Series II
     AllianceBernstein Variable Product Series Fund, Inc. (Formerly Alliance
       Variable Product Series Fund, Inc.), Maryland business trust
         AllianceBernstein Premier Growth Portfolio - Class B (Formerly Premier
           Growth Portfolio - Class B)
         AllianceBernstein Technology Portfolio - Class B (Formerly Technology
           Portfolio - Class B)
     American Funds Insurance Series, Massachusetts business trust
         Global Growth Fund - Class 2 Shares
         Growth Fund - Class 2 Shares
         Growth-Income Fund - Class 2 Shares
     Franklin Templeton Variable Insurance Products Trust, Massachusetts
       business trust
         Mutual Shares Securities Fund - Class 2 Shares
         Templeton Growth Securities Fund - Class 2 Shares
     Greenwich Street Series Fund, Massachusetts business trust, Affiliate of
       The Company
         Appreciation Portfolio
         Fundamental Value Portfolio
     Oppenheimer Variable Account Funds, Massachusetts business trust
         Oppenheimer Capital Appreciation Fund/VA - Service Shares
         Oppenheimer Main Street Fund/VA - Service Shares (Formerly Oppenheimer
           Main Street Growth & Income Fund/VA - Service Shares)
     Pioneer Variable Contracts Trust, Massachusetts business trust
         Pioneer Fund VCT Portfolio - Class II Shares
         Pioneer Mid Cap Value VCT Portfolio - Class II Shares
     Putnam Variable Trust, Massachusetts business trust
         Putnam VT International Equity Fund - Class IB Shares (Formerly Putnam
           VT International Growth Fund - Class IB Shares)
         Putnam VT Small Cap Value Fund - Class IB Shares
     Smith Barney Allocation Series Inc., Maryland business trust, Affiliate of
       The Company
         Select Balanced Portfolio
         Select Growth Portfolio
         Select High Growth Portfolio
     Smith Barney Investment Series, Massachusetts business trust, Affiliate of
       The Company
         SB Government Portfolio - Class A Shares (Formerly Smith Barney
           Government Portfolio)
         Smith Barney Growth and Income Portfolio
         Smith Barney Large Cap Core Portfolio
         Smith Barney Premier Selections All Cap Growth Portfolio
     The Travelers Series Trust, Massachusetts business trust, Affiliate of The
       Company
         Convertible Securities Portfolio
         Merrill Lynch Large Cap Core Portfolio (Formerly MFS Research
           Portfolio)
         MFS Mid Cap Growth Portfolio
         Social Awareness Stock Portfolio
     The Universal Institutional Funds, Inc., Maryland business trust
         Equity and Income Portfolio - Class II

     Travelers Series Fund Inc., Maryland business trust, Affiliate of The
       Company
         MFS Total Return Portfolio
         Smith Barney Aggressive Growth Portfolio
         Smith Barney High Income Portfolio
         Smith Barney International All Cap Growth Portfolio
         Smith Barney Large Cap Value Portfolio
         Smith Barney Large Capitalization Growth Portfolio
         Smith Barney Mid Cap Core Portfolio
         Smith Barney Money Market Portfolio
         Travelers Managed Income Portfolio
     Van Kampen Life Investment Trust, Delaware business trust
         Comstock Portfolio - Class II Shares
         Emerging Growth Portfolio - Class II Shares
         Growth and Income Portfolio - Class II Shares
     Variable Annuity Portfolios, Massachusetts business trust, Affiliate of The
       Company
         Smith Barney Small Cap Growth Opportunities Portfolio
     Variable Insurance Products Fund, Massachusetts business trust
         Equity - Income Portfolio - Service Class 2
         Growth Portfolio - Service Class 2
     Variable Insurance Products Fund III, Massachusetts business trust
         Mid Cap Portfolio - Service Class 2

Not all funds may be available in all states or to all contract owners.

The following is a summary of significant accounting policies consistently followed by Separate Account PF in the preparation of its financial statements.

SECURITY VALUATION. Investments are valued daily at the net asset values per share of the underlying funds.

SECURITY TRANSACTIONS. Security transactions are accounted for on the trade date. Income from dividends and realized gain (loss) distributions, are recorded on the ex-distribution date.

FEDERAL INCOME TAXES. The operations of Separate Account PF form a part of the total operations of The Company and are not taxed separately. The Company is taxed as a life insurance company under the Internal Revenue Code of 1986, as amended (the "Code"). Under existing federal income tax law, no taxes are payable on the investment income of Separate Account PF. Separate Account PF is not taxed as a "regulated investment company" under Subchapter M of the Code.

FINANCIAL HIGHLIGHTS. In 2001, Separate Account PF adopted the financial highlights disclosure recommended by the American Institute of Certified Public Accountants Audit Guide ("AICPA Guide") for Investment Companies. The AICPA Guide allows for the prospective application of this disclosure, which will ultimately display a five year period. It is comprised of the units, unit values, investment income ratio, expense ratios and total returns for each sub-account. Since each sub-account offers multiple contract charges, certain information is provided in the form of a range. The range information may reflect varying time periods if assets did not exist with all contract charge options of the sub-account for the entire year.

OTHER. The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

2. INVESTMENTS

The aggregate costs of purchases and proceeds from sales of investments were $54,499,412 and $46,456,927, respectively, for the year ended December 31, 2003. Realized gains and losses from investment transactions are reported on an average cost basis. The cost of investments in eligible funds was $420,314,782 at December 31, 2003. Gross unrealized appreciation for all investments at December 31, 2003 was $6,998,672. Gross unrealized depreciation for all investments at December 31, 2003 was $45,555,697.

3. CONTRACT CHARGES

The asset-based charges listed below are deducted, as appropriate, each business day and are assessed through the calculation of accumulation and annuity unit values;

-     Mortality and Expense Risks assumed by The Company (M&E)
-     Administrative fees paid for administrative expenses (ADM)

Below is a table displaying separate account charges with their associated products offered in this Separate Account for each funding option.

------------------------------------------------------------------------------------------------------------------------------------
SEPARATE ACCOUNT                   PF
------------------------------------------------------------------------------------------------------------------------------------
                                                                    Asset-based Charges
                                                                    ----------------------------------------------------------------
                                                                                          Optional
   Separate Account Charge (1)                                                            --------                Total
    (as identified in Note 4)      Product                              M&E       ADM      E.S.P.                 Charge
------------------------------------------------------------------------------------------------------------------------------------
Separate Account Charge 1.40%      PrimElite Annuity                   1.25%     0.15%                            1.40%

Separate Account Charge 1.65%      PrimElite II                        1.50%     0.15%                            1.65%

Separate Account Charge 1.90%      PrimElite II                        1.50%     0.15%      0.25%                 1.90%

------------------------------------------------------------------------------------------------------------------------------------
(1)   Certain accumulation and annuity unit values displayed in Note 4 may not be available through certain sub-accounts.  If a unit value has no assets and units across all sub-accounts within the Separate Account, it will not be displayed in Note 4.
------------------------------------------------------------------------------------------------------------------------------------

In addition to the above, there is an annual contract administrative charge of $30 (prorated for partial periods) assessed through the redemption of units.

No sales charges are deducted from participant purchase payments when they are received. However, a withdrawal charge of up to 8% will apply if purchase payments are withdrawn before they have been in the contract for eight years. These charges are assessed through the redemption of units.

In the annuity phase, if the Variable Liquidity Benefit is selected, a surrender charge of up to 8% will be assessed for deposit amounts withdrawn within eight years of the deposit date. This charge is assessed through the redemption of units.

Withdrawal/surrender charges assessed were $983,633 and $1,180,498 for the years ended December 31, 2003 and 2002, respectively and are included in contract surrenders on the Statement of Changes in Net Assets.

For a full explanation of product charges and associated product features and benefits please refer to your product prospectus.

4. NET CONTRACT OWNERS' EQUITY

                                                                                             DECEMBER 31, 2003
                                                                             --------------------------------------------------

                                                                              ACCUMULATION         UNIT
                                                                                 UNITS            VALUE             NET ASSETS
                                                                             --------------      --------         -------------
AIM Variable Insurance Funds, Inc.
  AIM V.I. Capital Appreciation Fund - Series II
    Separate Account Charges 1.40% ....................................                 --       $  1.158         $          --
    Separate Account Charges 1.65% ....................................             32,460          0.943                30,599
    Separate Account Charges 1.90% ....................................                 --          0.938                    --
  AIM V.I. Premier Equity Fund - Series II
    Separate Account Charges 1.40% ....................................                 --          1.121                    --
    Separate Account Charges 1.65% ....................................             66,654          0.840                56,000
    Separate Account Charges 1.90% ....................................             35,524          0.836                29,696

AllianceBernstein Variable Product Series Fund, Inc.
  AllianceBernstein Premier Growth Portfolio - Class B
    Separate Account Charges 1.40% ....................................                 --          1.106                    --
    Separate Account Charges 1.65% ....................................             23,283          0.823                19,166
    Separate Account Charges 1.90% ....................................                 --          0.819                    --
  AllianceBernstein Technology Portfolio - Class B
    Separate Account Charges 1.40% ....................................                 --          1.204                    --
    Separate Account Charges 1.65% ....................................            147,453          0.796               117,322
    Separate Account Charges 1.90% ....................................                 --          0.792                    --

American Funds Insurance Series
  Global Growth Fund - Class 2 Shares
    Separate Account Charges 1.40% ....................................                 --          1.296                    --
    Separate Account Charges 1.65% ....................................              6,878          1.293                 8,895
    Separate Account Charges 1.90% ....................................                 --          1.291                    --
  Growth Fund - Class 2 Shares
    Separate Account Charges 1.40% ....................................                 --          1.248                    --
    Separate Account Charges 1.65% ....................................             49,980          1.246                62,278
    Separate Account Charges 1.90% ....................................                 --          1.244                    --
  Growth-Income Fund - Class 2 Shares
    Separate Account Charges 1.40% ....................................                 --          1.253                    --
    Separate Account Charges 1.65% ....................................            144,009          1.251               180,148
    Separate Account Charges 1.90% ....................................                 --          1.249                    --

Franklin Templeton Variable Insurance Products Trust
  Mutual Shares Securities Fund - Class 2 Shares
    Separate Account Charges 1.40% ....................................                 --          1.137                    --
    Separate Account Charges 1.65% ....................................            808,687          1.069               864,280
    Separate Account Charges 1.90% ....................................             29,550          1.063                31,424
  Templeton Growth Securities Fund - Class 2 Shares
    Separate Account Charges 1.40% ....................................                 --          1.188                    --
    Separate Account Charges 1.65% ....................................            283,137          1.040               294,550
    Separate Account Charges 1.90% ....................................             13,506          1.035                13,980

Greenwich Street Series Fund
  Appreciation Portfolio
    Separate Account Charges 1.40% ....................................         52,476,563          1.070            56,123,492
    Separate Account Charges 1.65% ....................................          4,207,195          1.011             4,253,849
    Separate Account Charges 1.90% ....................................            301,268          1.006               303,056

                                                                                             DECEMBER 31, 2003
                                                                             --------------------------------------------------

                                                                              ACCUMULATION         UNIT
                                                                                 UNITS            VALUE             NET ASSETS
                                                                             --------------      --------         -------------
Greenwich Street Series Fund (continued)
  Fundamental Value Portfolio
    Separate Account Charges 1.40% ....................................         19,198,063       $  0.977         $  18,749,392
    Separate Account Charges 1.65% ....................................          6,097,876          1.073             6,542,901
    Separate Account Charges 1.90% ....................................            138,029          1.068               147,351

Oppenheimer Variable Account Funds
  Oppenheimer Capital Appreciation Fund/VA - Service Shares
    Separate Account Charges 1.40% ....................................                 --          1.154                    --
    Separate Account Charges 1.65% ....................................            125,907          0.922               116,028
    Separate Account Charges 1.90% ....................................              2,996          0.917                 2,747
  Oppenheimer Main Street Fund/VA - Service Shares
    Separate Account Charges 1.40% ....................................                 --          1.139                    --
    Separate Account Charges 1.65% ....................................            374,299          0.989               370,003
    Separate Account Charges 1.90% ....................................             11,371          0.984                11,185

Pioneer Variable Contracts Trust
  Pioneer Fund VCT Portfolio - Class II Shares
    Separate Account Charges 1.40% ....................................                 --          1.134                    --
    Separate Account Charges 1.65% ....................................             92,577          0.960                88,913
    Separate Account Charges 1.90% ....................................             20,592          0.956                19,679
  Pioneer Mid Cap Value VCT Portfolio - Class II Shares
    Separate Account Charges 1.40% ....................................                 --          1.211                    --
    Separate Account Charges 1.65% ....................................            202,580          1.180               239,127
    Separate Account Charges 1.90% ....................................             19,751          1.175                23,199

Putnam Variable Trust
  Putnam VT International Equity Fund - Class IB Shares
    Separate Account Charges 1.40% ....................................                 --          1.178                    --
    Separate Account Charges 1.65% ....................................            149,667          1.020               152,648
    Separate Account Charges 1.90% ....................................                 --          1.015                    --
  Putnam VT Small Cap Value Fund - Class IB Shares
    Separate Account Charges 1.40% ....................................                 --          1.282                    --
    Separate Account Charges 1.65% ....................................            317,621          1.189               377,662
    Separate Account Charges 1.90% ....................................             32,632          1.183                38,607

Smith Barney Allocation Series Inc.
  Select Balanced Portfolio
    Separate Account Charges 1.40% ....................................         20,121,366          1.178            23,698,704
    Separate Account Charges 1.65% ....................................          1,116,400          1.102             1,229,700
    Separate Account Charges 1.90% ....................................              3,362          1.096                 3,684
  Select Growth Portfolio
    Separate Account Charges 1.40% ....................................         16,122,154          1.018            16,406,412
    Separate Account Charges 1.65% ....................................            118,677          1.041               123,506
    Separate Account Charges 1.90% ....................................              2,437          1.035                 2,524
  Select High Growth Portfolio
    Separate Account Charges 1.40% ....................................          8,498,963          1.015             8,622,980
    Separate Account Charges 1.65% ....................................             96,453          1.018                98,210
    Separate Account Charges 1.90% ....................................                 --          1.013                    --

                                                                                             DECEMBER 31, 2003
                                                                             --------------------------------------------------

                                                                              ACCUMULATION         UNIT
                                                                                 UNITS            VALUE             NET ASSETS
                                                                             --------------      --------         -------------
Smith Barney Investment Series
  SB Government Portfolio - Class A Shares
    Separate Account Charges 1.40% ....................................          6,308,717       $  1.220         $   7,693,860
    Separate Account Charges 1.65% ....................................          5,176,659          1.063             5,505,030
    Separate Account Charges 1.90% ....................................            373,309          1.058               394,975
  Smith Barney Growth and Income Portfolio
    Separate Account Charges 1.40% ....................................          8,800,033          0.804             7,073,341
    Separate Account Charges 1.65% ....................................          2,085,975          0.997             2,079,288
    Separate Account Charges 1.90% ....................................             79,305          0.992                78,648
  Smith Barney Large Cap Core Portfolio
    Separate Account Charges 1.40% ....................................         15,885,035          0.668            10,610,297
    Separate Account Charges 1.65% ....................................            573,333          0.892               511,342
    Separate Account Charges 1.90% ....................................            185,683          0.887               164,764
  Smith Barney Premier Selections All Cap Growth Portfolio
    Separate Account Charges 1.40% ....................................          4,477,624          0.848             3,795,580
    Separate Account Charges 1.65% ....................................             21,227          0.958                20,331
    Separate Account Charges 1.90% ....................................                 --          0.953                    --

The Travelers Series Trust
  Convertible Securities Portfolio
    Separate Account Charges 1.40% ....................................                 --          1.084                    --
    Separate Account Charges 1.65% ....................................            310,836          1.140               354,462
    Separate Account Charges 1.90% ....................................              2,073          1.135                 2,352
  Merrill Lynch Large Cap Core Portfolio
    Separate Account Charges 1.40% ....................................         12,564,181          0.773             9,711,122
    Separate Account Charges 1.65% ....................................            148,316          0.895               132,802
    Separate Account Charges 1.90% ....................................             32,180          0.891                28,668
  MFS Mid Cap Growth Portfolio
    Separate Account Charges 1.40% ....................................         15,909,300          0.903            14,370,734
    Separate Account Charges 1.65% ....................................            253,862          0.699               177,569
    Separate Account Charges 1.90% ....................................                 --          0.696                    --
  Social Awareness Stock Portfolio
    Separate Account Charges 1.40% ....................................          3,473,439          0.770             2,674,916
    Separate Account Charges 1.65% ....................................            610,983          0.947               578,322
    Separate Account Charges 1.90% ....................................              8,238          0.942                 7,758

The Universal Institutional Funds, Inc.
  Equity and Income Portfolio - Class II
    Separate Account Charges 1.40% ....................................                 --          1.161                    --
    Separate Account Charges 1.65% ....................................            108,186          1.159               125,439
    Separate Account Charges 1.90% ....................................                 --          1.158                    --

Travelers Series Fund Inc.
  MFS Total Return Portfolio
    Separate Account Charges 1.40% ....................................         18,818,831          1.246            23,453,952
    Separate Account Charges 1.65% ....................................          2,953,572          1.092             3,226,486
    Separate Account Charges 1.90% ....................................            114,345          1.087               124,277
  Smith Barney Aggressive Growth Portfolio
    Separate Account Charges 1.40% ....................................         43,751,011          0.851            37,242,535
    Separate Account Charges 1.65% ....................................          5,588,355          0.877             4,903,408
    Separate Account Charges 1.90% ....................................            320,535          0.873               279,820

                                                                                             DECEMBER 31, 2003
                                                                             --------------------------------------------------

                                                                              ACCUMULATION         UNIT
                                                                                 UNITS            VALUE             NET ASSETS
                                                                             --------------      --------         -------------
Travelers Series Fund Inc. (continued)
  Smith Barney High Income Portfolio
    Separate Account Charges 1.40% ....................................         10,984,181       $  1.000         $  10,988,469
    Separate Account Charges 1.65% ....................................          1,352,108          1.199             1,620,577
    Separate Account Charges 1.90% ....................................             45,868          1.192                54,696
  Smith Barney International All Cap Growth Portfolio
    Separate Account Charges 1.40% ....................................         12,484,390          0.691             8,623,638
    Separate Account Charges 1.65% ....................................            244,746          0.913               223,574
    Separate Account Charges 1.90% ....................................             24,970          0.909                22,694
  Smith Barney Large Cap Value Portfolio
    Separate Account Charges 1.40% ....................................         21,845,549          0.896            19,580,593
    Separate Account Charges 1.65% ....................................            131,942          0.946               124,767
    Separate Account Charges 1.90% ....................................                 --          0.941                    --
  Smith Barney Large Capitalization Growth Portfolio
    Separate Account Charges 1.40% ....................................          1,296,640          0.974             1,263,419
    Separate Account Charges 1.65% ....................................            423,768          1.069               452,807
    Separate Account Charges 1.90% ....................................              7,128          1.063                 7,577
  Smith Barney Mid Cap Core Portfolio
    Separate Account Charges 1.40% ....................................          2,678,132          0.957             2,562,839
    Separate Account Charges 1.65% ....................................            305,771          1.043               318,874
    Separate Account Charges 1.90% ....................................             32,618          1.038                33,843
  Smith Barney Money Market Portfolio
    Separate Account Charges 1.40% ....................................         12,766,307          1.113            14,211,277
    Separate Account Charges 1.65% ....................................          1,973,279          0.986             1,946,192
    Separate Account Charges 1.90% ....................................             24,646          0.981                24,184
  Travelers Managed Income Portfolio
    Separate Account Charges 1.40% ....................................                 --          0.997                    --
    Separate Account Charges 1.65% ....................................          1,885,210          1.077             2,029,493
    Separate Account Charges 1.90% ....................................             35,241          1.071                37,750

Van Kampen Life Investment Trust
  Comstock Portfolio - Class II Shares
    Separate Account Charges 1.40% ....................................         10,849,473          1.145            12,422,460
    Separate Account Charges 1.65% ....................................          2,749,682          1.040             2,858,872
    Separate Account Charges 1.90% ....................................            144,654          1.034               149,633
  Emerging Growth Portfolio - Class II Shares
    Separate Account Charges 1.40% ....................................         23,695,018          0.433            10,260,414
    Separate Account Charges 1.65% ....................................          2,061,287          0.827             1,705,635
    Separate Account Charges 1.90% ....................................            100,020          0.823                82,341
  Growth and Income Portfolio - Class II Shares
    Separate Account Charges 1.40% ....................................         10,180,059          1.026            10,441,236
    Separate Account Charges 1.65% ....................................          2,115,801          1.073             2,269,962
    Separate Account Charges 1.90% ....................................            152,148          1.067               162,402

Variable Annuity Portfolios
  Smith Barney Small Cap Growth Opportunities Portfolio
    Separate Account Charges 1.40% ....................................          1,960,145          0.979             1,918,428
    Separate Account Charges 1.65% ....................................            154,191          1.036               159,704
    Separate Account Charges 1.90% ....................................                 --          1.031                    --

                                                                                             DECEMBER 31, 2003
                                                                             --------------------------------------------------

                                                                              ACCUMULATION         UNIT
                                                                                 UNITS            VALUE             NET ASSETS
                                                                             --------------      --------         -------------
Variable Insurance Products Fund
  Equity - Income Portfolio - Service Class 2
    Separate Account Charges 1.40% ....................................                 --       $  1.166         $          --
    Separate Account Charges 1.65% ....................................             70,333          1.041                73,186
    Separate Account Charges 1.90% ....................................              2,323          1.035                 2,405
  Growth Portfolio - Service Class 2
    Separate Account Charges 1.40% ....................................                 --          1.159                    --
    Separate Account Charges 1.65% ....................................             83,046          0.888                73,773
    Separate Account Charges 1.90% ....................................                 --          0.884                    --

Variable Insurance Products Fund III
  Mid Cap Portfolio - Service Class 2
    Separate Account Charges 1.40% ....................................                 --          1.262                    --
    Separate Account Charges 1.65% ....................................            148,278          1.212               179,777
    Separate Account Charges 1.90% ....................................             19,424          1.206                23,433
                                                                                                                  -------------

Net Contract Owners' Equity ...........................................                                           $ 381,686,899
                                                                                                                  =============

5. STATEMENT OF INVESTMENTS                                                          FOR THE YEAR ENDED DECEMBER 31, 2003
                                                                              --------------------------------------------------
INVESTMENTS                                                                      NO. OF       MARKET      COST OF      PROCEEDS
                                                                                 SHARES       VALUE      PURCHASES    FROM SALES
                                                                              -----------  -----------  -----------  -----------
AIM VARIABLE INSURANCE FUNDS, INC. (0.0%)
  AIM V.I. Capital Appreciation Fund - Series II (Cost $25,876)                     1,446  $    30,606  $    29,123  $     7,327
  AIM V.I. Premier Equity Fund - Series II (Cost $70,578)                           4,256       85,716       46,465        1,068
                                                                              -----------  -----------  -----------  -----------
    Total (Cost $96,454)                                                            5,702      116,322       75,588        8,395
                                                                              -----------  -----------  -----------  -----------

ALLIANCEBERNSTEIN VARIABLE PRODUCT SERIES FUND, INC. (0.0%)
  AllianceBernstein Premier Growth Portfolio - Class B (Cost $16,369)                 899       19,170       16,973        2,727
  AllianceBernstein Technology Portfolio - Class B (Cost $111,977)                  8,178      117,349      101,584        2,455
                                                                              -----------  -----------  -----------  -----------
    Total (Cost $128,346)                                                           9,077      136,519      118,557        5,182
                                                                              -----------  -----------  -----------  -----------

AMERICAN FUNDS INSURANCE SERIES (0.1%)
  Global Growth Fund - Class 2 Shares (Cost $7,665)                                   583        8,897        9,568        2,070
  Growth Fund - Class 2 Shares (Cost $58,808)                                       1,369       62,292       97,634       39,736
  Growth-Income Fund - Class 2 Shares (Cost $170,355)                               5,382      180,189      174,330        4,114
                                                                              -----------  -----------  -----------  -----------
    Total (Cost $236,828)                                                           7,334      251,378      281,532       45,920
                                                                              -----------  -----------  -----------  -----------

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST (0.3%)
  Mutual Shares Securities Fund - Class 2 Shares (Cost $805,685)                   60,168      895,906      765,255       56,978
  Templeton Growth Securities Fund - Class 2 Shares (Cost $263,550)                27,578      308,599      260,288       76,953
                                                                              -----------  -----------  -----------  -----------
    Total (Cost $1,069,235)                                                        87,746    1,204,505    1,025,543      133,931
                                                                              -----------  -----------  -----------  -----------

GREENWICH STREET SERIES FUND (22.6%)
  Appreciation Portfolio (Cost $60,883,643)                                     2,787,878   60,692,098    3,112,297    4,543,475
  Fundamental Value Portfolio (Cost $22,526,365)                                1,267,166   25,444,700    5,526,430      913,599
                                                                              -----------  -----------  -----------  -----------
    Total (Cost $83,410,008)                                                    4,055,044   86,136,798    8,638,727    5,457,074
                                                                              -----------  -----------  -----------  -----------

OPPENHEIMER VARIABLE ACCOUNT FUNDS (0.1%)
  Oppenheimer Capital Appreciation Fund/VA - Service Shares (Cost $101,420)         3,441      118,801       78,217       29,580
  Oppenheimer Main Street Fund/VA - Service Shares (Cost $326,031)                 19,962      381,273      308,861        4,865
                                                                              -----------  -----------  -----------  -----------
    Total (Cost $427,451)                                                          23,403      500,074      387,078       34,445
                                                                              -----------  -----------  -----------  -----------

PIONEER VARIABLE CONTRACTS TRUST (0.1%)
  Pioneer Fund VCT Portfolio - Class II Shares (Cost $98,387)                       5,821      108,617       77,162        8,891
  Pioneer Mid Cap Value VCT Portfolio - Class II Shares (Cost $212,515)            12,913      262,385      200,293       40,411
                                                                              -----------  -----------  -----------  -----------
    Total (Cost $310,902)                                                          18,734      371,002      277,455       49,302
                                                                              -----------  -----------  -----------  -----------

PUTNAM VARIABLE TRUST (0.1%)
  Putnam VT International Equity Fund - Class IB Shares (Cost $125,688)            11,882      152,682      148,608       29,383
  Putnam VT Small Cap Value Fund - Class IB Shares (Cost $295,665)                 22,978      416,365      205,637       27,116
                                                                              -----------  -----------  -----------  -----------
    Total (Cost $421,353)                                                          34,860      569,047      354,245       56,499
                                                                              -----------  -----------  -----------  -----------

SMITH BARNEY ALLOCATION SERIES INC. (13.2%)
  Select Balanced Portfolio (Cost $25,537,413)                                  2,206,804   24,936,887    1,780,489    3,683,483
  Select Growth Portfolio (Cost $19,922,916)                                    1,701,193   16,535,595      408,893    1,794,248
  Select High Growth Portfolio (Cost $10,325,815)                                 776,055    8,722,856      251,736    1,254,787
                                                                              -----------  -----------  -----------  -----------
    Total (Cost $55,786,144)                                                    4,684,052   50,195,338    2,441,118    6,732,518
                                                                              -----------  -----------  -----------  -----------

SMITH BARNEY INVESTMENT SERIES (9.9%)
  SB Government Portfolio - Class A Shares (Cost $13,857,353)                   1,189,561   13,596,683    9,365,387    4,533,102
  Smith Barney Growth and Income Portfolio (Cost $8,952,807)                    1,036,259    9,233,070    2,777,865      773,174
  Smith Barney Large Cap Core Portfolio (Cost $13,924,194)                      1,302,027   11,288,578      638,522      966,325
  Smith Barney Premier Selections All Cap Growth Portfolio (Cost $4,227,132)      323,718    3,816,640      105,509      474,095
                                                                              -----------  -----------  -----------  -----------
    Total (Cost $40,961,486)                                                    3,851,565   37,934,971   12,887,283    6,746,696
                                                                              -----------  -----------  -----------  -----------

5. STATEMENT OF INVESTMENTS (CONTINUED)                                      FOR THE YEAR ENDED DECEMBER 31, 2003 (CONTINUED)
                                                                          ------------------------------------------------------
INVESTMENTS                                                                  NO. OF        MARKET        COST OF      PROCEEDS
                                                                             SHARES        VALUE        PURCHASES    FROM SALES
                                                                          ------------  ------------  ------------  ------------
THE TRAVELERS SERIES TRUST (7.4%)
  Convertible Securities Portfolio (Cost $335,971)                              30,067  $    356,895  $    356,543  $     44,897
  Merrill Lynch Large Cap Core Portfolio (Cost $14,098,043)                  1,257,895     9,874,479       247,076     1,394,911
  MFS Mid Cap Growth Portfolio (Cost $29,183,115)                            2,114,983    14,551,084       271,979     1,741,422
  Social Awareness Stock Portfolio (Cost $3,520,538)                           141,564     3,261,637       460,335       519,387
                                                                          ------------  ------------  ------------  ------------
    Total (Cost $47,137,667)                                                 3,544,509    28,044,095     1,335,933     3,700,617
                                                                          ------------  ------------  ------------  ------------

THE UNIVERSAL INSTITUTIONAL FUNDS, INC. (0.0%)
  Equity and Income Portfolio - Class II
    Total (Cost $118,734)                                                       10,779       125,467       120,714         2,037
                                                                          ------------  ------------  ------------  ------------

TRAVELERS SERIES FUND INC. (35.0%)
  MFS Total Return Portfolio (Cost $26,618,218)                              1,652,894    26,809,933     4,222,158     1,876,851
  Smith Barney Aggressive Growth Portfolio (Cost $45,348,332)                3,489,640    42,434,020     3,896,924     1,914,777
  Smith Barney High Income Portfolio (Cost $14,502,356)                      1,704,736    12,666,186     3,903,826     1,523,336
  Smith Barney International All Cap Growth Portfolio (Cost $13,598,541)       799,242     8,871,591       301,319       859,402
  Smith Barney Large Cap Value Portfolio (Cost $22,995,124)                  1,186,580    19,709,100       589,466     2,032,880
  Smith Barney Large Capitalization Growth Portfolio (Cost $1,483,350) .       119,987     1,724,211     1,493,201       680,442
  Smith Barney Mid Cap Core Portfolio (Cost $2,605,980)                        225,183     2,916,126       554,460       269,052
  Smith Barney Money Market Portfolio (Cost $16,181,298)                    16,181,298    16,181,298     2,565,591    10,390,577
  Travelers Managed Income Portfolio (Cost $2,104,378)                         179,644     2,067,707     2,098,247       202,811
                                                                          ------------  ------------  ------------  ------------
    Total (Cost $145,437,577)                                               25,539,204   133,380,172    19,625,192    19,750,128
                                                                          ------------  ------------  ------------  ------------

VAN KAMPEN LIFE INVESTMENT TRUST (10.6%)
  Comstock Portfolio - Class II Shares (Cost $14,325,054)                    1,313,532    15,434,003     2,172,119     1,153,859
  Emerging Growth Portfolio - Class II Shares (Cost $16,602,693)               497,965    12,050,748     1,827,547     1,216,070
  Growth and Income Portfolio - Class II Shares (Cost $11,603,254)             756,085    12,876,128     2,442,636     1,136,885
                                                                          ------------  ------------  ------------  ------------
    Total (Cost $42,531,001)                                                 2,567,582    40,360,879     6,442,302     3,506,814
                                                                          ------------  ------------  ------------  ------------

VARIABLE ANNUITY PORTFOLIOS (0.5%)
  Smith Barney Small Cap Growth Opportunities Portfolio
    Total (Cost $1,943,422)                                                    206,204     2,078,536       246,063       194,313
                                                                          ------------  ------------  ------------  ------------

VARIABLE INSURANCE PRODUCTS FUND (0.0%)
  Equity - Income Portfolio - Service Class 2 (Cost $68,089)                     3,293        75,608        68,030         2,147
  Growth Portfolio - Service Class 2 (Cost $64,643)                              2,402        73,789        41,333         1,574
                                                                          ------------  ------------  ------------  ------------
    Total (Cost $132,732)                                                        5,695       149,397       109,363         3,721
                                                                          ------------  ------------  ------------  ------------

VARIABLE INSURANCE PRODUCTS FUND III (0.1%)
  Mid Cap Portfolio - Service Class 2
    Total (Cost $165,442)                                                        8,480       203,257       132,719        29,335
                                                                          ------------  ------------  ------------  ------------

TOTAL INVESTMENTS (100%)
  (COST $420,314,782)                                                                   $381,757,757  $ 54,499,412  $ 46,456,927
                                                                                        ============  ============  ============

6. FINANCIAL HIGHLIGHTS

                                                                                            INVEST-    EXPENSE
                                                   YEAR            UNIT VALUE      NET      MENT(1)    RATIO(2)     TOTAL RETURN(3)
                                                  ENDED   UNITS     LOWEST TO     ASSETS    INCOME     LOWEST TO       LOWEST TO
                                                  DEC 31  (000S)   HIGHEST ($)   ($000S)   RATIO (%)  HIGHEST (%)     HIGHEST (%)
                                                  ------  ------  -------------  -------  ----------  -----------  -----------------
AIM VARIABLE INSURANCE FUNDS, INC.
  AIM V.I. Capital Appreciation Fund - Series II    2003      32          0.943       31         --          1.65              27.09
                                                    2002       4          0.742        3         --          1.65             (5.84)

  AIM V.I. Premier Equity Fund - Series II          2003     102  0.836 - 0.840       86       0.29   1.65 - 1.90      22.58 - 22.99
                                                    2002      36          0.682       24       0.39          1.90             (3.40)
ALLIANCEBERNSTEIN VARIABLE PRODUCT
SERIES FUND, INC.
  AllianceBernstein Premier Growth
    Portfolio - Class B                             2003      23  0.819 - 0.823       19         --   1.65 - 1.90      13.99 - 20.97
                                                    2002       2          0.677        1         --          1.90            (28.06)
  AllianceBernstein Technology Portfolio
    - Class B                                       2003     147          0.796      117         --          1.65              41.39
                                                    2002      18          0.563       10         --          1.65            (30.49)
AMERICAN FUNDS INSURANCE SERIES
  Global Growth Fund - Class 2 Shares               2003       7          1.293        9       0.18          1.65              29.30

  Growth Fund - Class 2 Shares                      2003      50          1.246       62       0.20          1.65              24.60

  Growth-Income Fund - Class 2 Shares               2003     144          1.251      180       2.12          1.65              25.10
FRANKLIN TEMPLETON VARIABLE INSURANCE
PRODUCTS TRUST
  Mutual Shares Securities Fund - Class 2 Shares    2003     838  1.063 - 1.069      896       0.77   1.65 - 1.90      22.75 - 23.16
                                                    2002      98  0.866 - 0.868       85       0.78   1.65 - 1.90   (15.56) - (0.57)
  Templeton Growth Securities Fund -
    Class 2 Shares                                  2003     297  1.035 - 1.040      309       1.49   1.65 - 1.90      18.29 - 30.00
                                                    2002      84          0.800       68       0.59          1.65            (20.95)
GREENWICH STREET SERIES FUND
  Appreciation Portfolio                            2003  56,985  1.006 - 1.070   60,680       0.67   1.40 - 1.90      22.24 - 22.85
                                                    2002  58,194  0.823 - 0.871   50,631       1.45   1.40 - 1.90  (18.67) - (16.50)
                                                    2001  60,882          1.071   65,180       1.12          1.40             (5.31)

  Fundamental Value Portfolio                       2003  25,434  0.977 - 1.073   25,440       0.71   1.40 - 1.90      36.05 - 36.83
                                                    2002  20,317  0.714 - 0.787   14,606       1.30   1.40 - 1.90  (24.08) - (19.69)
                                                    2001   8,574          0.921    7,892       0.34          1.40             (7.90)
OPPENHEIMER VARIABLE ACCOUNT FUNDS
  Oppenheimer Capital Appreciation
    Fund/VA - Service Shares                        2003     129  0.917 - 0.922      119       0.27   1.65 - 1.90       6.01 - 28.59
                                                    2002      69          0.717       50         --          1.65            (24.13)
  Oppenheimer Main Street Fund/VA -
    Service Shares                                  2003     386  0.984 - 0.989      381       0.31   1.65 - 1.90      24.09 - 24.40
                                                    2002      25  0.793 - 0.795       20         --   1.65 - 1.90   (10.17) - (9.06)
PIONEER VARIABLE CONTRACTS TRUST
  Pioneer Fund VCT Portfolio - Class II Shares      2003     113  0.956 - 0.960      109       1.03   1.65 - 1.90      14.08 - 21.37
                                                    2002      35          0.791       28       0.53          1.65             (6.50)
  Pioneer Mid Cap Value VCT Portfolio -
    Class II Shares                                 2003     222  1.175 - 1.180      262       0.23   1.65 - 1.90      34.59 - 34.86
                                                    2002      51  0.873 - 0.875       45       0.13   1.65 - 1.90  (18.38) - (17.80)
PUTNAM VARIABLE TRUST
  Putnam VT International Equity Fund -
    Class IB Shares                                 2003     150          1.020      153       0.31          1.65              26.39
                                                    2002       3          0.807        3         --          1.65             (6.49)
  Putnam VT Small Cap Value Fund - Class
    IB Shares                                       2003     350  1.183 - 1.189      416       0.28   1.65 - 1.90      46.77 - 47.15
                                                    2002     122  0.806 - 0.808       98         --   1.65 - 1.90  (27.26) - (25.53)

                                                                                            INVEST-    EXPENSE
                                                   YEAR            UNIT VALUE      NET      MENT(1)    RATIO(2)     TOTAL RETURN(3)
                                                  ENDED   UNITS     LOWEST TO     ASSETS    INCOME     LOWEST TO       LOWEST TO
                                                  DEC 31  (000S)   HIGHEST ($)   ($000S)   RATIO (%)  HIGHEST (%)     HIGHEST (%)
                                                  ------  ------  -------------  -------  ----------  -----------  -----------------
SMITH BARNEY ALLOCATION SERIES INC.
  Select Balanced Portfolio                         2003  21,241  1.096 - 1.178   24,932       2.59   1.40 - 1.90      17.98 - 18.63
                                                    2002  23,271  0.929 - 0.993   23,077       6.65   1.40 - 1.90    (7.80) - (6.53)
                                                    2001  25,402          1.077   27,353       3.94          1.40             (2.71)

  Select Growth Portfolio                           2003  16,243  1.018 - 1.041   16,532       1.68   1.40 - 1.90      27.31 - 28.05
                                                    2002  17,928  0.795 - 0.815   14,246      10.88   1.40 - 1.90     (19.13) - 1.37
                                                    2001  20,696          0.983   20,354         --          1.40            (11.12)

  Select High Growth Portfolio                      2003   8,595  1.015 - 1.018    8,721       0.61   1.40 - 1.65      34.66 - 34.97
                                                    2002   9,697  0.752 - 0.756    7,291       1.10   1.40 - 1.65  (24.80) - (22.14)
                                                    2001  11,235          1.000   11,235       5.12          1.40            (13.27)
SMITH BARNEY INVESTMENT SERIES
  SB Government Portfolio - Class A Shares          2003  11,859  1.058 - 1.220   13,594       3.23   1.40 - 1.90    (1.21) - (0.65)
                                                    2002   7,604  1.071 - 1.228    9,141       4.55   1.40 - 1.90        4.69 - 6.41
                                                    2001     948          1.154    1,094         --          1.40               4.43

  Smith Barney Growth and Income Portfolio          2003  10,965  0.804 - 0.997    9,231       0.66   1.40 - 1.90      27.84 - 28.43
                                                    2002   8,581  0.626 - 0.778    5,387       0.81   1.40 - 1.90   (24.25) - (0.89)
                                                    2001   6,211          0.816    5,066         --          1.40            (11.97)

  Smith Barney Large Cap Core Portfolio             2003  16,644  0.668 - 0.892   11,286       0.44   1.40 - 1.90      21.17 - 21.68
                                                    2002  17,238  0.549 - 0.734    9,509       0.57   1.40 - 1.90  (26.99) - (14.78)
                                                    2001  17,767          0.752   13,357         --          1.40            (15.70)
  Smith Barney Premier Selections All
    Cap Growth Portfolio                            2003   4,499  0.848 - 0.958    3,816         --   1.40 - 1.65      32.50 - 41.72
                                                    2002   4,977          0.640    3,186       0.06          1.40            (27.85)
                                                    2001   5,406          0.887    4,793         --          1.40            (15.36)
THE TRAVELERS SERIES TRUST
  Convertible Securities Portfolio                  2003     313  1.135 - 1.140      357       5.96   1.65 - 1.90      13.27 - 24.18
                                                    2002      23          0.918       21       3.10          1.65             (7.37)

  Merrill Lynch Large Cap Core Portfolio            2003  12,745  0.773 - 0.895    9,873       0.67   1.40 - 1.90      18.96 - 19.47
                                                    2002  14,394  0.647 - 0.751    9,313       0.55   1.40 - 1.90  (26.14) - (23.21)
                                                    2001  17,156          0.876   15,035       0.04          1.40            (23.56)

  MFS Mid Cap Growth Portfolio                      2003  16,163  0.699 - 0.903   14,548         --   1.40 - 1.65      34.68 - 35.18
                                                    2002  17,954  0.519 - 0.668   11,979         --   1.40 - 1.65  (49.58) - (32.25)
                                                    2001  20,566          1.325   27,243         --          1.40            (24.72)

  Social Awareness Stock Portfolio                  2003   4,093  0.770 - 0.947    3,261       0.57   1.40 - 1.90      26.44 - 27.06
                                                    2002   4,259  0.606 - 0.747    2,613       0.88   1.40 - 1.90     (25.92) - 3.33
                                                    2001   3,997          0.818    3,269       0.49          1.40            (16.87)
THE UNIVERSAL INSTITUTIONAL FUNDS, INC.
  Equity and Income Portfolio - Class II            2003     108          1.159      125       1.61          1.65              15.90
TRAVELERS SERIES FUND INC.
  MFS Total Return Portfolio                        2003  21,887  1.087 - 1.246   26,805       2.44   1.40 - 1.90      14.30 - 14.84
                                                    2002  19,773  0.951 - 1.085   21,382       6.11   1.40 - 1.90    (7.49) - (6.20)
                                                    2001  17,379          1.161   20,176       2.69          1.40             (1.36)

                                                                                            INVEST-    EXPENSE
                                                   YEAR            UNIT VALUE      NET      MENT(1)    RATIO(2)     TOTAL RETURN(3)
                                                  ENDED   UNITS     LOWEST TO     ASSETS    INCOME     LOWEST TO       LOWEST TO
                                                  DEC 31  (000S)   HIGHEST ($)   ($000S)   RATIO (%)  HIGHEST (%)     HIGHEST (%)
                                                  ------  ------  -------------  -------  ----------  -----------  -----------------
TRAVELERS SERIES FUND INC. (CONTINUED)
  Smith Barney Aggressive Growth Portfolio          2003  49,660  0.851 - 0.877   42,426         --   1.40 - 1.90      32.07 - 32.55
                                                    2002  46,809  0.642 - 0.663   30,073         --   1.40 - 1.90  (33.54) - (23.53)
                                                    2001  37,422          0.966   36,155         --          1.40             (5.39)

  Smith Barney High Income Portfolio                2003  12,382  1.000 - 1.199   12,664       8.01   1.40 - 1.90      25.08 - 25.63
                                                    2002  10,787  0.796 - 0.956    8,605      25.64   1.40 - 1.90    (4.56) - (2.85)
                                                    2001   9,315          0.834    7,768      11.77          1.40             (5.12)
  Smith Barney International All Cap
    Growth Portfolio                                2003  12,754  0.691 - 0.913    8,870       1.06   1.40 - 1.90      25.03 - 25.64
                                                    2002  13,757  0.550 - 0.729    7,573       0.96   1.40 - 1.90  (26.67) - (20.29)
                                                    2001  15,012          0.750   11,259         --          1.40            (32.13)

  Smith Barney Large Cap Value Portfolio            2003  21,977  0.896 - 0.946   19,705       1.73   1.40 - 1.65      25.63 - 25.84
                                                    2002  24,014  0.712 - 0.753   17,107       3.72   1.40 - 1.65  (26.52) - (23.48)
                                                    2001  27,245          0.969   26,389       1.39          1.40             (9.44)
  Smith Barney Large Capitalization
    Growth Portfolio                                2003   1,728  0.974 - 1.069    1,724       0.03   1.40 - 1.90      44.82 - 45.37
                                                    2002     725  0.670 - 0.736      488       0.42   1.40 - 1.90  (25.80) - (18.85)
                                                    2001     374          0.903      338         --          1.40             (9.70)

  Smith Barney Mid Cap Core Portfolio               2003   3,017  0.957 - 1.043    2,916         --   1.40 - 1.90      27.36 - 27.94
                                                    2002   2,654  0.748 - 0.817    1,989       0.11   1.40 - 1.90  (20.26) - (15.95)
                                                    2001   1,541          0.938    1,444         --          1.40             (4.29)

  Smith Barney Money Market Portfolio               2003  14,764  0.981 - 1.113   16,182       0.67   1.40 - 1.90    (1.31) - (0.71)
                                                    2002  21,489  0.994 - 1.121   24,010       1.26   1.40 - 1.90    (0.30) - (0.10)
                                                    2001  20,145          1.123   22,623       3.28          1.40               2.28

  Travelers Managed Income Portfolio                2003   1,920  1.071 - 1.077    2,067       8.77   1.65 - 1.90        6.36 - 6.74
                                                    2002     190  1.007 - 1.009      192      11.98   1.65 - 1.90        2.13 - 2.23
VAN KAMPEN LIFE INVESTMENT TRUST
  Comstock Portfolio - Class II Shares              2003  13,744  1.034 - 1.145   15,431       0.78   1.40 - 1.90      28.29 - 28.94
                                                    2002  12,540  0.806 - 0.888   11,061       0.44   1.40 - 1.90   (20.57) - (9.34)
                                                    2001   8,685          1.118    9,706         --          1.40             (4.12)

  Emerging Growth Portfolio - Class II Shares       2003  25,856  0.433 - 0.827   12,048         --   1.40 - 1.90      24.70 - 25.14
                                                    2002  25,463  0.346 - 0.662    9,066       0.05   1.40 - 1.90  (33.59) - (22.08)
                                                    2001  22,937          0.521   11,940         --          1.40            (32.60)

  Growth and Income Portfolio - Class II Shares     2003  12,448  1.026 - 1.073   12,874       0.69   1.40 - 1.90      25.23 - 25.89
                                                    2002  10,993  0.815 - 0.854    8,974       0.68   1.40 - 1.90  (19.01) - (15.89)
                                                    2001   7,756          0.969    7,515         --          1.40             (7.36)
VARIABLE ANNUITY PORTFOLIOS
  Smith Barney Small Cap Growth
    Opportunities Portfolio                         2003   2,114  0.979 - 1.036    2,078         --   1.40 - 1.65      39.62 - 40.06
                                                    2002   2,053  0.699 - 0.742    1,436         --   1.40 - 1.65  (26.73) - (26.61)
                                                    2001   2,228          0.954    2,125         --          1.40             (4.60)
VARIABLE INSURANCE PRODUCTS FUND
  Equity - Income Portfolio - Service Class 2       2003      73  1.035 - 1.041       76       1.08   1.65 - 1.90      21.33 - 27.46
                                                    2002       2          0.812        2         --          1.90            (17.48)

  Growth Portfolio - Service Class 2                2003      83          0.888       74       0.08          1.65              30.40
                                                    2002      33          0.681       23         --          1.65            (10.28)

                                                                                            INVEST-    EXPENSE
                                                   YEAR            UNIT VALUE      NET      MENT(1)    RATIO(2)     TOTAL RETURN(3)
                                                  ENDED   UNITS     LOWEST TO     ASSETS    INCOME     LOWEST TO       LOWEST TO
                                                  DEC 31  (000S)   HIGHEST ($)   ($000S)   RATIO (%)  HIGHEST (%)     HIGHEST (%)
                                                  ------  ------  -------------  -------  ----------  -----------  -----------------
VARIABLE INSURANCE PRODUCTS FUND III
  Mid Cap Portfolio - Service Class 2               2003     168  1.206 - 1.212      203       0.16   1.65 - 1.90      35.66 - 35.87
                                                    2002      66  0.889 - 0.892       59         --   1.65 - 1.90  (15.41) - (14.64)


(1) These amounts represent the dividends, excluding distributions of capital gains, received by the subaccount from the underlying mutual fund, net of management fees assessed by the fund manager, divided by the average net assets. These ratios exclude those expenses, such as mortality and expense charges, that are assessed against contract owner accounts either through reductions in the unit values or the redemption of units. The recognition of investment income by the subaccount is affected by the timing of the declaration of dividends by the underlying fund in which the subaccount invests.

(2) These amounts represent the annualized contract expenses of the separate account, consisting primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying fund have been excluded.

(3) These amounts represent the total return for the period indicated, including changes in the value of the underlying fund, and expenses assessed through the reduction of unit values. These ratios do not include any expenses assessed through the redemption of units. The total return is calculated for each period indicated or from the effective date through the end of the reporting period. The total return is presented as a range of minimum to maximum values.

7. SCHEDULE OF ACCUMULATION UNITS

   FOR THE YEARS ENDED DECEMBER 31, 2003 AND 2002

                                                                                   AIM V.I.
                                                    AIM V.I.                       PREMIER
                                                    CAPITAL                         EQUITY                  ALLIANCEBERNSTEIN
                                                  APPRECIATION                     FUND -                     PREMIER GROWTH
                                                FUND - SERIES II                  SERIES II                PORTFOLIO - CLASS B
                                           --------------------------    --------------------------    --------------------------
                                               2003           2002           2003           2002           2003           2002
                                               ----           ----           ----           ----           ----           ----
Accumulation units beginning of year ...         4,254             --         35,524             --          1,910             --
Accumulation units purchased and
  transferred from other funding options        34,327          5,269         66,654         35,524         24,589          1,913
Accumulation units redeemed and
  transferred to other funding options .        (6,121)        (1,015)            --             --         (3,216)            (3)
                                           -----------    -----------    -----------    -----------    -----------    -----------
Accumulation units end of year .........        32,460          4,254        102,178         35,524         23,283          1,910
                                           ===========    ===========    ===========    ===========    ===========    ===========

                                                 ALLIANCEBERNSTEIN              GLOBAL GROWTH
                                                    TECHNOLOGY                 FUND - CLASS 2                 GROWTH FUND -
                                               PORTFOLIO - CLASS B                 SHARES                    CLASS 2 SHARES
                                           --------------------------    --------------------------    --------------------------
                                               2003           2002           2003           2002           2003           2002
                                               ----           ----           ----           ----           ----           ----
Accumulation units beginning of year ...        18,093             --             --             --             --             --
Accumulation units purchased and
  transferred from other funding options       131,900         21,656          7,090             --         81,945             --
Accumulation units redeemed and
  transferred to other funding options .        (2,540)        (3,563)          (212)            --        (31,965)            --
                                           -----------    -----------    -----------    -----------    -----------    -----------
Accumulation units end of year .........       147,453         18,093          6,878             --         49,980             --
                                           ===========    ===========    ===========    ===========    ===========    ===========

                                                                                                               TEMPLETON
                                                  GROWTH-INCOME                 MUTUAL SHARES                   GROWTH
                                                 FUND - CLASS 2               SECURITIES FUND -            SECURITIES FUND -
                                                     SHARES                    CLASS 2 SHARES                CLASS 2 SHARES
                                           --------------------------    --------------------------    --------------------------
                                               2003           2002           2003           2002           2003           2002
                                               ----           ----           ----           ----           ----           ----
Accumulation units beginning of year ...            --             --         98,262             --         84,385             --
Accumulation units purchased and
  transferred from other funding options       144,815             --        794,273        101,828        302,099         86,264
Accumulation units redeemed and
  transferred to other funding options .          (806)            --        (54,298)        (3,566)       (89,841)        (1,879)
                                           -----------    -----------    -----------    -----------    -----------    -----------
Accumulation units end of year .........       144,009             --        838,237         98,262        296,643         84,385
                                           ===========    ===========    ===========    ===========    ===========    ===========

                                                                                                              OPPENHEIMER
                                                                                                                CAPITAL
                                                                                                              APPRECIATION
                                                   APPRECIATION                  FUNDAMENTAL                   FUND/VA -
                                                    PORTFOLIO                  VALUE PORTFOLIO               SERVICE SHARES
                                           --------------------------    --------------------------    --------------------------
                                               2003           2002           2003           2002           2003           2002
                                               ----           ----           ----           ----           ----           ----
Accumulation units beginning of year ...    58,193,677     60,882,282     20,317,092      8,573,648         69,299             --
Accumulation units purchased and
  transferred from other funding options     7,300,299     10,630,909      8,773,662     15,715,958         97,868         72,982
Accumulation units redeemed and
  transferred to other funding options .    (8,508,950)   (13,319,514)    (3,656,786)    (3,972,514)       (38,264)        (3,683)
                                           -----------    -----------    -----------    -----------    -----------    -----------
Accumulation units end of year .........    56,985,026     58,193,677     25,433,968     20,317,092        128,903         69,299
                                           ===========    ===========    ===========    ===========    ===========    ===========

7. SCHEDULE OF ACCUMULATION UNITS

   FOR THE YEARS ENDED DECEMBER 31, 2003 AND 2002 (CONTINUED)

                                                                                                                PIONEER
                                                   OPPENHEIMER                                                  MID CAP
                                                   MAIN STREET                   PIONEER FUND                  VALUE VCT
                                                     FUND/VA -                  VCT PORTFOLIO -                PORTFOLIO -
                                                  SERVICE SHARES               CLASS II SHARES               CLASS II SHARES
                                           --------------------------    --------------------------    --------------------------
                                               2003           2002           2003           2002           2003           2002
                                               ----           ----           ----           ----           ----           ----
Accumulation units beginning of year ...        25,059             --         35,462             --         50,957             --
Accumulation units purchased and
  transferred from other funding options       367,040         25,998         87,068         35,462        211,434         51,243
Accumulation units redeemed and
  transferred to other funding options .        (6,429)          (939)        (9,361)            --        (40,060)          (286)
                                           -----------    -----------    -----------    -----------    -----------    -----------
Accumulation units end of year .........       385,670         25,059        113,169         35,462        222,331         50,957
                                           ===========    ===========    ===========    ===========    ===========    ===========

                                                    PUTNAM VT                    PUTNAM VT
                                                  INTERNATIONAL                  SMALL CAP
                                                  EQUITY FUND -                 VALUE FUND -                SELECT BALANCED
                                                 CLASS IB SHARES               CLASS IB SHARES                 PORTFOLIO
                                           --------------------------    --------------------------    --------------------------
                                               2003           2002           2003           2002           2003           2002
                                               ----           ----           ----           ----           ----           ----
Accumulation units beginning of year ...         3,381             --        121,887             --     23,271,356     25,401,469
Accumulation units purchased and
  transferred from other funding options       177,786          4,327        248,014        121,936      1,993,973      4,740,611
Accumulation units redeemed and
  transferred to other funding options .       (31,500)          (946)       (19,648)           (49)    (4,024,201)    (6,870,724)
                                           -----------    -----------    -----------    -----------    -----------    -----------
Accumulation units end of year .........       149,667          3,381        350,253        121,887     21,241,128     23,271,356
                                           ===========    ===========    ===========    ===========    ===========    ===========

                                                                                                             SB GOVERNMENT
                                                  SELECT GROWTH                  SELECT HIGH               PORTFOLIO - CLASS A
                                                    PORTFOLIO                  GROWTH PORTFOLIO                  SHARES
                                           --------------------------    --------------------------    --------------------------
                                               2003           2002           2003           2002           2003           2002
                                               ----           ----           ----           ----           ----           ----
Accumulation units beginning of year ...    17,927,504     20,695,886      9,696,785     11,235,147      7,603,743        948,144
Accumulation units purchased and
  transferred from other funding options       437,303        937,469        360,598        493,757      9,880,825      7,476,090
Accumulation units redeemed and
  transferred to other funding options .    (2,121,539)    (3,705,851)    (1,461,967)    (2,032,119)    (5,625,883)      (820,491)
                                           -----------    -----------    -----------    -----------    -----------    -----------
Accumulation units end of year .........    16,243,268     17,927,504      8,595,416      9,696,785     11,858,685      7,603,743
                                           ===========    ===========    ===========    ===========    ===========    ===========

                                                                                                               SMITH BARNEY
                                                                                                                 PREMIER
                                                   SMITH BARNEY                 SMITH BARNEY                    SELECTIONS
                                                    GROWTH AND                   LARGE CAP                    ALL CAP GROWTH
                                                 INCOME PORTFOLIO              CORE PORTFOLIO                   PORTFOLIO
                                           --------------------------    --------------------------    --------------------------
                                               2003           2002           2003           2002           2003           2002
                                               ----           ----           ----           ----           ----           ----
Accumulation units beginning of year ...     8,581,055      6,211,271     17,238,043     17,766,972      4,977,058      5,405,644
Accumulation units purchased and
  transferred from other funding options     4,070,208      4,375,565      1,470,334      4,053,456        231,348        684,642
Accumulation units redeemed and
  transferred to other funding options .    (1,685,950)    (2,005,781)    (2,064,326)    (4,582,385)      (709,555)    (1,113,228)
                                           -----------    -----------    -----------    -----------    -----------    -----------
Accumulation units end of year .........    10,965,313      8,581,055     16,644,051     17,238,043      4,498,851      4,977,058
                                           ===========    ===========    ===========    ===========    ===========    ===========

7. SCHEDULE OF ACCUMULATION UNITS

   FOR THE YEARS ENDED DECEMBER 31, 2003 AND 2002 (CONTINUED)

                                                                                MERRILL LYNCH                   MFS MID
                                               CONVERTIBLE SECURITIES             LARGE CAP                   CAP GROWTH
                                                     PORTFOLIO                  CORE PORTFOLIO                 PORTFOLIO
                                           --------------------------    --------------------------    --------------------------
                                               2003           2002           2003           2002           2003           2002
                                               ----           ----           ----           ----           ----           ----
Accumulation units beginning of year ...        22,585             --     14,394,090     17,155,896     17,954,351     20,566,363
Accumulation units purchased and
  transferred from other funding options       333,568        112,481        504,732        896,963        862,413      1,910,497
Accumulation units redeemed and
  transferred to other funding options .       (43,244)       (89,896)    (2,154,145)    (3,658,769)    (2,653,602)    (4,522,509)
                                           -----------    -----------    -----------    -----------    -----------    -----------
Accumulation units end of year .........       312,909         22,585     12,744,677     14,394,090     16,163,162     17,954,351
                                           ===========    ===========    ===========    ===========    ===========    ===========

                                                                                EQUITY AND
                                                                                  INCOME
                                                SOCIAL AWARENESS                PORTFOLIO -                   MFS TOTAL
                                                 STOCK PORTFOLIO                  CLASS II                 RETURN PORTFOLIO
                                           --------------------------    --------------------------    --------------------------
                                               2003           2002           2003           2002           2003           2002
                                               ----           ----           ----           ----           ----           ----
Accumulation units beginning of year ...     4,259,445      3,997,356             --             --     19,772,573     17,379,043
Accumulation units purchased and
  transferred from other funding options       676,822      1,457,822        108,943             --      5,114,015      6,751,560
Accumulation units redeemed and
  transferred to other funding options .      (843,607)    (1,195,733)          (757)            --     (2,999,840)    (4,358,030)
                                           -----------    -----------    -----------    -----------    -----------    -----------
Accumulation units end of year .........     4,092,660      4,259,445        108,186             --     21,886,748     19,772,573
                                           ===========    ===========    ===========    ===========    ===========    ===========

                                                                                                              SMITH BARNEY
                                                   SMITH BARNEY                  SMITH BARNEY                 INTERNATIONAL
                                                    AGGRESSIVE                   HIGH INCOME                  ALL CAP GROWTH
                                                 GROWTH PORTFOLIO                 PORTFOLIO                     PORTFOLIO
                                           --------------------------    --------------------------    --------------------------
                                               2003           2002           2003           2002           2003           2002
                                               ----           ----           ----           ----           ----           ----
Accumulation units beginning of year ...    46,809,418     37,422,234     10,787,179      9,315,238     13,756,957     15,011,452
Accumulation units purchased and
  transferred from other funding options     8,843,043     18,126,616      3,933,521      4,570,550        871,755      1,776,233
Accumulation units redeemed and
  transferred to other funding options .    (5,992,560)    (8,739,432)    (2,338,543)    (3,098,609)    (1,874,606)    (3,030,728)
                                           -----------    -----------    -----------    -----------    -----------    -----------
Accumulation units end of year .........    49,659,901     46,809,418     12,382,157     10,787,179     12,754,106     13,756,957
                                           ===========    ===========    ===========    ===========    ===========    ===========

                                                                                SMITH BARNEY
                                                   SMITH BARNEY                    LARGE                      SMITH BARNEY
                                                     LARGE CAP                 CAPITALIZATION                 MID CAP CORE
                                                 VALUE PORTFOLIO              GROWTH PORTFOLIO                 PORTFOLIO
                                           --------------------------    --------------------------    --------------------------
                                               2003           2002           2003           2002           2003           2002
                                               ----           ----           ----           ----           ----           ----
Accumulation units beginning of year ...    24,013,815     27,245,125        725,208        374,309      2,653,692      1,540,502
Accumulation units purchased and
  transferred from other funding options       973,053      1,864,182      1,768,395        553,210        787,432      1,613,572
Accumulation units redeemed and
  transferred to other funding options .    (3,009,377)    (5,095,492)      (766,067)      (202,311)      (424,603)      (500,382)
                                           -----------    -----------    -----------    -----------    -----------    -----------
Accumulation units end of year .........    21,977,491     24,013,815      1,727,536        725,208      3,016,521      2,653,692
                                           ===========    ===========    ===========    ===========    ===========    ===========

7. SCHEDULE OF ACCUMULATION UNITS

   FOR THE YEARS ENDED DECEMBER 31, 2003 AND 2002 (CONTINUED)

                                                  SMITH BARNEY                   TRAVELERS                     COMSTOCK
                                                  MONEY MARKET                    MANAGED                      PORTFOLIO -
                                                   PORTFOLIO                 INCOME PORTFOLIO                CLASS II SHARES
                                           --------------------------    --------------------------    --------------------------
                                               2003           2002           2003           2002           2003           2002
                                               ----           ----           ----           ----           ----           ----
Accumulation units beginning of year ...    21,489,369     20,145,080        189,918             --     12,539,590      8,684,522
Accumulation units purchased and
  transferred from other funding options     4,818,000     20,174,603      1,985,340        318,141      3,555,003      5,982,652
Accumulation units redeemed and
  transferred to other funding options .   (11,543,137)   (18,830,314)      (254,807)      (128,223)    (2,350,784)    (2,127,584)
                                           -----------    -----------    -----------    -----------    -----------    -----------
Accumulation units end of year .........    14,764,232     21,489,369      1,920,451        189,918     13,743,809     12,539,590
                                           ===========    ===========    ===========    ===========    ===========    ===========

                                                                                                              SMITH BARNEY
                                                    EMERGING                     GROWTH AND                     SMALL CAP
                                                     GROWTH                        INCOME                        GROWTH
                                                   PORTFOLIO -                   PORTFOLIO -                  OPPORTUNITIES
                                                 CLASS II SHARES               CLASS II SHARES                  PORTFOLIO
                                           --------------------------    --------------------------    --------------------------
                                               2003           2002           2003           2002           2003           2002
                                               ----           ----           ----           ----           ----           ----
Accumulation units beginning of year ...    25,462,937     22,937,404     10,993,330      7,756,388      2,052,748      2,228,011
Accumulation units purchased and
  transferred from other funding options     4,553,697      6,386,158      3,732,178      5,628,480        362,908        449,919
Accumulation units redeemed and
  transferred to other funding options .    (4,160,309)    (3,860,625)    (2,277,500)    (2,391,538)      (301,320)      (625,182)
                                           -----------    -----------    -----------    -----------    -----------    -----------
Accumulation units end of year .........    25,856,325     25,462,937     12,448,008     10,993,330      2,114,336      2,052,748
                                           ===========    ===========    ===========    ===========    ===========    ===========

                                                     EQUITY -                      GROWTH
                                                      INCOME                     PORTFOLIO -                     MID CAP
                                                   PORTFOLIO -                     SERVICE                     PORTFOLIO -
                                                 SERVICE CLASS 2                   CLASS 2                   SERVICE CLASS 2
                                           --------------------------    --------------------------    --------------------------
                                               2003           2002           2003           2002           2003           2002
                                               ----           ----           ----           ----           ----           ----
Accumulation units beginning of year ...         2,133             --         33,150             --         65,792             --
Accumulation units purchased and
  transferred from other funding options        70,638          2,135         51,206         33,150        135,671         68,536
Accumulation units redeemed and
  transferred to other funding options .          (115)            (2)        (1,310)            --        (33,761)        (2,744)
                                           -----------    -----------    -----------    -----------    -----------    -----------
Accumulation units end of year .........        72,656          2,133         83,046         33,150        167,702         65,792
                                           ===========    ===========    ===========    ===========    ===========    ===========

                                                             COMBINED
                                                  -----------------------------
                                                       2003             2002
                                                       ----             ----
Accumulation units beginning of year .........     396,333,066      368,879,386
Accumulation units purchased and
  transferred from other funding options .....      81,337,785      128,350,319
Accumulation units redeemed and
  transferred to other funding options .......     (74,217,412)    (100,896,639)
                                                  ------------     ------------
Accumulation units end of year ...............     403,453,439      396,333,066
                                                  ============     ============

                          INDEPENDENT AUDITORS' REPORT

The Board of Directors of the Travelers Insurance Company and
Owners of Variable Annuity Contracts of The Travelers Separate
Account PF for Variable Annuities:

We have audited the accompanying statement of assets and liabilities of The Travelers Separate Account PF for Variable Annuities as of December 31, 2003 and the related statement of operations for the year then ended and the statement of changes in net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years in the three-year period then ended. These financial statements and financial highlights are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the balance sheet is free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights. Our procedures included confirmation of securities owned as of December 31, 2003, by correspondence with the underlying funds. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of The Travelers Separate Account PF for Variable Annuities as of December 31, 2003, the results of its operations for the year then ended, the changes in its net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years in the three year period then ended, in conformity with accounting principles generally accepted in the United States of America.

                                                 /s/ KPMG LLP

Hartford, Connecticut
March 19, 2004

                       This page intentionally left blank

                       This page intentionally left blank

                       This page intentionally left blank

                              INDEPENDENT AUDITORS
                              --------------------
                                    KPMG LLP
                              Hartford, Connecticut

This report is prepared for the general information of contract owners and is not an offer of units of The Travelers Separate Account PF for Variable Annuities or shares of Separate Account PF's underlying funds. It should not be used in connection with any offer except in conjunction with the Prospectus for The Travelers Separate Account PF for Variable Annuities product(s) offered by The Travelers Insurance Company and the Prospectuses of the underlying funds, which collectively contain all pertinent information, including additional information on charges and expenses.



VG-SEPPF (Annual) (12-03) Printed in U.S.A.


                          INDEPENDENT AUDITORS' REPORT




The Board of Directors and Shareholder
The Travelers Insurance Company:


We have audited the accompanying consolidated balance sheets of The Travelers Insurance Company and subsidiaries as of December 31, 2003 and 2002, and the related consolidated statements of income, changes in shareholder's equity, and cash flows for each of the years in the three-year period ended December 31, 2003. These consolidated financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these consolidated financial statements based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the consolidated financial statements referred to above present fairly, in all material respects, the financial position of The Travelers Insurance Company and subsidiaries as of December 31, 2003 and 2002, and the results of their operations and their cash flows for each of the years in the three-year period ended December 31, 2003, in conformity with accounting principles generally accepted in the United States of America.

As discussed in Note 1 to the consolidated financial statements, the Company changed its methods of accounting for variable interest entities in 2003, for goodwill and intangible assets in 2002, and for derivative instruments and hedging activities and for securitized financial assets in 2001.


/s/KPMG LLP

Hartford, Connecticut
February 26, 2004

                THE TRAVELERS INSURANCE COMPANY AND SUBSIDIARIES
                        CONSOLIDATED STATEMENTS OF INCOME
                                 ($ IN MILLIONS)



FOR THE YEAR ENDED DECEMBER 31,                    2003       2002        2001
--------------------------------------------------------------------------------

REVENUES
Premiums                                          $2,327     $1,924      $2,102
Net investment income                              3,058      2,936       2,831
Realized investment gains (losses)                    37       (322)        125
Fee income                                           606        560         537
Other revenues                                       111        136         107
--------------------------------------------------------------------------------
    Total Revenues                                 6,139      5,234       5,702
--------------------------------------------------------------------------------

BENEFITS AND EXPENSES
Current and future insurance benefits              2,102      1,711       1,862
Interest credited to contractholders               1,248      1,220       1,179
Amortization of deferred acquisition costs           501        393         379
General and administrative expenses                  459        407         371
--------------------------------------------------------------------------------
    Total Benefits and Expenses                    4,310      3,731       3,791
--------------------------------------------------------------------------------

Income from operations before federal
  income taxes and cumulative effects
  of changes in accounting principles              1,829      1,503       1,911
--------------------------------------------------------------------------------

Federal income taxes
    Current                                          360        236         471
    Deferred                                         111        185         159
--------------------------------------------------------------------------------
    Total Federal Income Taxes                       471        421         630
--------------------------------------------------------------------------------
Income before cumulative effects of
  changes in accounting principles                 1,358      1,082       1,281

Cumulative effect of change in accounting
  for derivative instruments and
  hedging activities, net of tax                      --         --          (6)
Cumulative effect of change in accounting for
  securitized financial assets, net of tax            --         --          (3)
--------------------------------------------------------------------------------
Net Income                                        $1,358     $1,082      $1,272
================================================================================


                 See Notes to Consolidated Financial Statements.

                THE TRAVELERS INSURANCE COMPANY AND SUBSIDIARIES
                           CONSOLIDATED BALANCE SHEETS
                                 ($ IN MILLIONS)



AT DECEMBER 31,                                                2003        2002
--------------------------------------------------------------------------------

ASSETS
Fixed maturities, available for sale at fair value
  (including $2,170 and $2,687 subject to securities
  lending agreements) (cost $40,119; $35,428)                $42,323     $36,434
Equity securities, at fair value (cost $323; $328)               362         332
Mortgage loans                                                 1,886       1,985
Real estate                                                       96          36
Policy loans                                                   1,135       1,168
Short-term securities                                          3,603       4,414
Trading securities, at fair value                              1,707       1,531
Other invested assets                                          5,092       4,909
--------------------------------------------------------------------------------
    Total Investments                                         56,204      50,809
--------------------------------------------------------------------------------

Cash                                                             149         186
Investment income accrued                                        567         525
Premium balances receivable                                      165         151
Reinsurance recoverables                                       4,470       4,301
Deferred acquisition costs                                     4,395       3,936
Separate and variable accounts                                26,972      21,620
Other assets                                                   2,426       1,467
--------------------------------------------------------------------------------
    Total Assets                                             $95,348     $82,995
--------------------------------------------------------------------------------

LIABILITIES
Contractholder funds                                         $30,252     $26,634
Future policy benefits and claims                             15,964      15,009
Separate and variable accounts                                26,972      21,620
Deferred federal income taxes                                  2,030       1,448
Trading securities sold not yet purchased, at fair value         637         598
Other liabilities                                              6,136       6,051
--------------------------------------------------------------------------------
    Total Liabilities                                         81,991      71,360
--------------------------------------------------------------------------------

SHAREHOLDER'S EQUITY
Common stock, par value $2.50; 40 million shares
  authorized, issued and outstanding                             100         100
Additional paid-in capital                                     5,446       5,443
Retained earnings                                              6,451       5,638
Accumulated other changes in equity from nonowner sources      1,360         454
--------------------------------------------------------------------------------
    Total Shareholder's Equity                                13,357      11,635
--------------------------------------------------------------------------------
    Total Liabilities and Shareholder's Equity               $95,348     $82,995
================================================================================


                 See Notes to Consolidated Financial Statements.

                THE TRAVELERS INSURANCE COMPANY AND SUBSIDIARIES
           CONSOLIDATED STATEMENTS OF CHANGES IN SHAREHOLDER'S EQUITY
                                 ($ IN MILLIONS)

                                                FOR THE YEAR ENDED DECEMBER 31,
--------------------------------------------------------------------------------
COMMON STOCK                                         2003       2002       2001
--------------------------------------------------------------------------------
Balance, beginning of year                         $  100     $  100     $  100
Changes in common stock                                --         --         --
--------------------------------------------------------------------------------
Balance, end of year                               $  100     $  100     $  100
================================================================================

--------------------------------------------------------------------------------
ADDITIONAL PAID-IN CAPITAL
--------------------------------------------------------------------------------
Balance, beginning of year                         $5,443     $3,864     $3,843
Stock option tax benefit (expense)                      3        (17)        21
Capital contributed by parent                          --      1,596         --
--------------------------------------------------------------------------------
Balance, end of year                               $5,446     $5,443     $3,864
================================================================================

--------------------------------------------------------------------------------
RETAINED EARNINGS
--------------------------------------------------------------------------------
Balance, beginning of year                         $5,638     $5,142     $4,342
Net income                                          1,358      1,082      1,272
Dividends to parent                                  (545)      (586)      (472)
--------------------------------------------------------------------------------
Balance, end of year                               $6,451     $5,638     $5,142
================================================================================

--------------------------------------------------------------------------------
ACCUMULATED OTHER CHANGES
IN EQUITY FROM NONOWNER SOURCES
--------------------------------------------------------------------------------
Balance, beginning of year                         $  454     $   74     $  104
Cumulative effect of accounting for
  derivative instruments and hedging
  activities, net of tax                               --         --        (29)
Unrealized gains, net of tax                          818        455         68
Foreign currency translation, net of tax                4          3         (3)
Derivative instrument hedging activity
  losses, net of tax                                   84        (78)       (66)
--------------------------------------------------------------------------------
Balance, end of year                               $1,360     $  454     $   74
================================================================================

--------------------------------------------------------------------------------
SUMMARY OF CHANGES IN EQUITY
FROM NONOWNER SOURCES
--------------------------------------------------------------------------------
Net income                                         $1,358     $1,082     $1,272
Other changes in equity from nonowner sources         906        380        (30)
--------------------------------------------------------------------------------
Total changes in equity from nonowner sources      $2,264     $1,462     $1,242
================================================================================

--------------------------------------------------------------------------------
TOTAL SHAREHOLDER'S EQUITY
--------------------------------------------------------------------------------
Changes in total shareholder's equity              $1,722     $2,455     $  791
Balance, beginning of year                         11,635      9,180      8,389
--------------------------------------------------------------------------------
Balance, end of year                               $13,357    $11,635    $9,180
================================================================================

                 See Notes to Consolidated Financial Statements.

                THE TRAVELERS INSURANCE COMPANY AND SUBSIDIARIES
                      CONSOLIDATED STATEMENTS OF CASH FLOWS
                           INCREASE (DECREASE) IN CASH
                                 ($ IN MILLIONS)



FOR THE YEAR ENDED DECEMBER 31,                     2003       2002        2001
--------------------------------------------------------------------------------
CASH FLOWS FROM OPERATING ACTIVITIES
   Premiums collected                           $  2,335   $  1,917    $  2,109
   Net investment income received                  2,787      2,741       2,430
   Other revenues received                           335        384         867
   Benefits and claims paid                       (1,270)    (1,218)     (1,176)
   Interest paid to contractholders               (1,226)    (1,220)     (1,159)
   Operating expenses paid                        (1,375)    (1,310)     (1,000)
   Income taxes paid                                (456)      (197)       (472)
   Trading account investments (purchases),
      sales, net                                    (232)        76         (92)
   Other                                             (84)      (105)       (227)
--------------------------------------------------------------------------------
      Net Cash Provided by Operating Activities      814      1,068       1,280
--------------------------------------------------------------------------------

CASH FLOWS FROM INVESTING ACTIVITIES
   Proceeds from maturities of investments
      Fixed maturities                             7,446      4,459       3,706
      Mortgage loans                                 358        374         455
   Proceeds from sales of investments
      Fixed maturities                            15,078     15,472      14,110
      Equity securities                              124        212         112
      Real estate held for sale                        5         26           6
   Purchases of investments
      Fixed maturities                           (26,766)   (23,623)    (22,556)
      Equity securities                             (144)      (134)        (50)
      Mortgage loans                                (317)      (355)       (287)
   Policy loans, net                                  34         39          41
   Short-term securities purchases, net              814     (1,320)       (914)
   Other investments (purchases), sales, net         108        (69)        103
   Securities transactions in course of
      settlement, net                               (618)       529       1,086
--------------------------------------------------------------------------------
      Net Cash Used in Investing Activities       (3,878)    (4,390)     (4,188)
--------------------------------------------------------------------------------

CASH FLOWS FROM FINANCING ACTIVITIES
   Contractholder fund deposits                    8,326      8,505       8,308
   Contractholder fund withdrawals                (4,754)    (4,729)     (4,932)
   Capital contribution by parent                     --        172          --
   Dividends to parent company                      (545)      (586)       (472)
--------------------------------------------------------------------------------
      Net Cash Provided by Financing Activities    3,027      3,362       2,904
--------------------------------------------------------------------------------
Net increase (decrease) in cash                      (37)        40          (4)
Cash at December 31, previous year                   186        146         150
--------------------------------------------------------------------------------
Cash at December 31, current year               $    149   $    186    $    146
================================================================================

                 See Notes to Consolidated Financial Statements.

                THE TRAVELERS INSURANCE COMPANY AND SUBSIDIARIES
                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS


     1.   SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

     Significant accounting policies used in the preparation of the accompanying financial statements follow.

     BASIS OF PRESENTATION

     The Travelers Insurance Company (TIC, together with its subsidiaries, the Company), is a wholly owned subsidiary of Citigroup Insurance Holding Corporation (CIHC), an indirect wholly owned subsidiary of Citigroup Inc. (Citigroup), a diversified global financial services holding company whose businesses provide a broad range of financial services to consumer and corporate customers around the world. The consolidated financial statements include the accounts of the Company and its insurance and non-insurance subsidiaries on a fully consolidated basis. The primary insurance entities of the Company are TIC and its subsidiaries, The Travelers Life and Annuity Company (TLAC), Primerica Life Insurance Company (Primerica Life), and its subsidiaries, Primerica Life Insurance Company of Canada, CitiLife Financial Limited (CitiLife) and National Benefit Life Insurance Company
     (NBL). Significant intercompany transactions and balances have been eliminated. The Company consolidates entities deemed to be variable interest entities when the Company is determined to be the primary beneficiary under Financial Accounting Standards Board (FASB) Interpretation No. 46, "Consolidation of Variable Interest Entities" (FIN
     46).

     At December 31, 2001, the Company was a wholly owned subsidiary of The Travelers Insurance Group, Inc. (TIGI). On February 4, 2002, TIGI changed its name to Travelers Property Casualty Corp. (TPC). TPC completed its initial public offering (IPO) on March 27, 2002 and on August 20, 2002 Citigroup made a tax-free distribution of the majority of its remaining interest in TPC, to Citigroup's stockholders. Prior to the IPO, the common stock of TIC was distributed by TPC to CIHC so that TIC would remain an indirect wholly owned subsidiary of Citigroup. See Note 14.

     The financial statements and accompanying footnotes of the Company are prepared in conformity with accounting principles generally accepted in the United States of America (GAAP). The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and benefits and expenses during the reporting period. Actual results could differ from those estimates.

     Certain prior year amounts have been reclassified to conform to the 2003 presentation.

     ACCOUNTING CHANGES

     CONSOLIDATION OF VARIABLE INTEREST ENTITIES

     In January 2003, the FASB released FIN 46, which changes the method of determining whether certain entities, including securitization entities, should be included in the Company's consolidated financial statements. An entity is subject to FIN 46 and is called a variable interest entity (VIE) if it has (1) equity that is insufficient to permit the entity to finance its activities without additional subordinated financial support from other parties, or (2) equity investors that cannot make significant decisions about the entity's operations, or that do not absorb the expected losses or receive the expected returns of the entity. All other entities are evaluated for consolidation under Statement of Financial Accounting Standards (SFAS) No. 94, "Consolidation of All Majority-Owned Subsidiaries" (SFAS 94). A VIE is consolidated by its primary beneficiary, which is the party involved with the VIE that has a majority of the expected losses or a majority of the expected residual returns or both.

                THE TRAVELERS INSURANCE COMPANY AND SUBSIDIARIES
                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
                                   (CONTINUED)


     For any VIEs that must be consolidated under FIN 46 that were created before February 1, 2003, the assets, liabilities and noncontrolling interest of the VIE are initially measured at their carrying amounts with any difference between the net amount added to the balance sheet and any previously recognized interest being recognized as the cumulative effect of an accounting change. If determining the carrying amounts is not practicable, fair value at the date FIN 46 first applies may be used to measure the assets, liabilities and noncontrolling interest of the VIE. In October 2003, the FASB announced that the effective date of FIN 46 was deferred from July 1, 2003 to periods ending after December 15, 2003 for VIEs created prior to February 1, 2003. TIC elected to implement the provisions of FIN 46 in the 2003 third quarter, resulting in the consolidation of VIEs, increasing both assets and liabilities by approximately $407 million.

     The implementation of FIN 46 encompassed a review of numerous entities to determine the impact of adoption and considerable judgment was used in evaluating whether or not a VIE should be consolidated. The FASB continues to provide additional guidance on implementing FIN 46 through FASB Staff Positions.

     In December 2003, the FASB released a revision of FIN 46 (FIN 46-R or the interpretation), which includes substantial changes from the original. The calculation of expected losses and expected residual returns have both been altered to reduce the impact of decision maker and guarantor fees in the calculation of expected residual returns and expected losses. In addition, FIN 46-R changes the definition of a variable interest. The interpretation permits adoption of either the original or the revised versions of FIN 46 until the first quarter of 2004, at which time FIN 46-R must be adopted. For 2003 year-end, the Company's consolidated financial statements are in accordance with the original.

     The Company is evaluating the impact of applying FIN 46-R to existing VIEs in which it has variable interests and has not yet completed this analysis. At this time, it is anticipated that the effect of adopting FIN 46-R on the Company's consolidated balance sheet would be immaterial. As the Company continues to evaluate the impact of applying FIN 46-R, additional entities may be identified that would need to be consolidated. See Note 3.

     DERIVATIVE INSTRUMENTS AND HEDGING ACTIVITIES

     In April 2003, the FASB issued SFAS No. 149, "Amendment of Statement 133 on Derivative Instruments and Hedging Activities" (SFAS 149). SFAS 149 amends and clarifies accounting for derivative instruments, including certain derivative instruments embedded in other contracts, and for hedging activities under SFAS No. 133, "Accounting for Derivative Instruments and Hedging Activities." In particular, this Statement clarifies under what circumstances a contract with an initial net investment meets the characteristic of a derivative and when a derivative contains a financing component that warrants special reporting in the statement of cash flows. This Statement is generally effective for contracts entered into or modified after June 30, 2003 and did not have a significant impact on the Company's consolidated financial statements.

     COSTS ASSOCIATED WITH EXIT OR DISPOSAL ACTIVITIES

     On January 1, 2003, the Company adopted SFAS No. 146, "Accounting for Costs Associated with Exit or Disposal Activities" (SFAS 146). SFAS 146 requires that a liability for costs associated with exit or disposal activities, other than in a business combination, be recognized when the liability is incurred. Previous generally accepted accounting principles provided for the recognition of such costs at the date of management's commitment to an exit plan. In addition, SFAS 146 requires that the liability be measured at fair value and be adjusted for changes in estimated cash flows. The provisions of the new standard are effective for exit or disposal activities initiated after December 31, 2002. The adoption of SFAS 146 did not affect the Company's consolidated financial statements.

                THE TRAVELERS INSURANCE COMPANY AND SUBSIDIARIES
                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
                                   (CONTINUED)


     STOCK-BASED COMPENSATION

     The Company and its employees participate in stock option plans of Citigroup. On January 1, 2003, the Company adopted the fair value recognition provisions of SFAS No. 123, "Accounting for Stock-Based Compensation" (SFAS 123), prospectively for all awards granted, modified, or settled after January 1, 2003. The prospective method is one of the adoption methods provided for under SFAS No. 148, "Accounting for Stock-Based Compensation - Transition and Disclosure," issued in December 2002. SFAS 123 requires that compensation cost for all stock awards be calculated and recognized over the service period (generally equal to the vesting period). This compensation cost is determined using option pricing models, intended to estimate the fair value of the awards at the grant date. Prior to January 1, 2003, the Company applied Accounting Principles Board Opinion No. 25, "Accounting for Stock Issued to Employees" (APB 25), and related interpretations in accounting for its stock-based compensation plans. Under APB 25, there is generally no charge to earnings for employee stock option awards because the options granted under these plans have an exercise price equal to the market value of the underlying common stock on the grant date. Similar to APB 25, an offsetting increase to shareholder's equity under SFAS 123 is recorded equal to the amount of compensation expense charged.

     Had the Company applied SFAS 123 prior to 2003 in accounting for Citigroup stock options, net income would have been the pro forma amounts indicated below:

     ---------------------------------------------------------------------------
     YEAR ENDED DECEMBER 31,                             2003     2002     2001
     ($ IN MILLIONS)
     ---------------------------------------------------------------------------
     Compensation expense related to    As reported        $2      $--      $--
     stock option plans, net of  tax    Pro forma           7        9       15
     ---------------------------------------------------------------------------
     Net income                         As reported    $1,358   $1,082   $1,272
                                        Pro forma       1,353    1,073    1,257
     ---------------------------------------------------------------------------

     BUSINESS COMBINATIONS, GOODWILL AND OTHER INTANGIBLE ASSETS

     Effective January 1, 2002, the Company adopted the FASB SFAS No. 141, "Business Combinations" (SFAS 141) and No. 142, "Goodwill and Other Intangible Assets" (SFAS 142). These standards change the accounting for business combinations by, among other things, prohibiting the prospective use of pooling-of-interests accounting and requiring companies to stop amortizing goodwill and certain intangible assets with an indefinite useful life created by business combinations accounted for using the purchase method of accounting. Instead, goodwill and intangible assets deemed to have an indefinite useful life will be subject to an annual review for impairment. Other intangible assets that are not deemed to have an indefinite useful life will continue to be amortized over their useful lives. See Note 5.

     ACCOUNTING FOR DERIVATIVE INSTRUMENTS AND HEDGING ACTIVITIES

     Effective January 1, 2001, the Company adopted SFAS No. 133, "Accounting for Derivative Instruments and Hedging Activities" (SFAS 133). SFAS 133 establishes accounting and reporting standards for derivative instruments, including certain derivative instruments embedded in other contracts (collectively referred to as derivatives), and for hedging activities. It requires that an entity recognize all derivatives as either assets or

                THE TRAVELERS INSURANCE COMPANY AND SUBSIDIARIES
                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
                                   (CONTINUED)


     liabilities in the consolidated balance sheet and measure those instruments at fair value. If certain conditions are met, a derivative may be specifically designated as (a) a hedge of the exposure to changes in the fair value of a recognized asset or liability or an unrecognized firm commitment, (b) a hedge of the exposure to variable cash flows of a recognized asset or liability or of a forecasted transaction, or (c) a hedge of the foreign currency exposure of a net investment in a foreign operation, an unrecognized firm commitment, an available-for-sale security, or a foreign-currency-denominated forecasted transaction. The accounting for changes in the fair value of a derivative (that is, gains and losses) depends on the intended use of the derivative and the resulting designation. The cumulative effect of the adoption of SFAS 133 was an after-tax charge of $6 million included in net income and an after-tax charge of $29 million to accumulated other changes in equity from nonowner sources.

     RECOGNITION OF INTEREST INCOME AND IMPAIRMENT ON PURCHASED AND RETAINED BENEFICIAL INTERESTS IN SECURITIZED FINANCIAL ASSETS

     In April 2001, the Company adopted the FASB Emerging Issues Task Force
     (EITF) 99-20, "Recognition of Interest Income and Impairment on Purchased and Retained Beneficial Interests in Securitized Financial Assets" (EITF 99-20). EITF 99-20 establishes guidance on the recognition and measurement of interest income and impairment on certain investments, e.g., certain asset-backed securities. The recognition of impairment resulting from the adoption of EITF 99-20 was recorded as a cumulative catch-up adjustment. Interest income on a beneficial interest falling within the scope of EITF 99-20 is to be recognized prospectively. As a result of adopting EITF 99-20, the Company recorded an after-tax charge of $3 million in the consolidated statement of income. The implementation of this EITF did not have a significant impact on the Company's consolidated financial statements.

     FUTURE APPLICATION OF ACCOUNTING STANDARDS

     ACCOUNTING AND REPORTING BY INSURANCE ENTERPRISES FOR CERTAIN NONTRADITIONAL LONG-DURATION CONTRACTS AND FOR SEPARATE ACCOUNTS

     In July 2003, Statement of Position 03-01 "Accounting and Reporting by Insurance Enterprises for Certain Nontraditional Long-Duration Contracts and for Separate Accounts" (SOP 03-01) was released. SOP 03-01 provides guidance on accounting and reporting by insurance enterprises for separate account presentation, accounting for an insurer's interest in a separate account, transfers to a separate account, valuation of certain liabilities, contracts with death or other benefit features, contracts that provide annuitization benefits, and sales inducements to contract holders. SOP 03-01 is effective for financial statements for fiscal years beginning after December 15, 2003. The adoption of SOP 03-01 will not have a material impact on the Company's consolidated financial statements.

     CONSOLIDATION OF VARIABLE INTEREST ENTITIES

     In December 2003, the FASB released a revision of FIN 46 (FIN 46-R). See "Consolidation of Variable Interest Entities" in the "Accounting Changes" section of this Note for a discussion of FIN 46-R.

                THE TRAVELERS INSURANCE COMPANY AND SUBSIDIARIES
                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
                                   (CONTINUED)


     ACCOUNTING POLICIES

     INVESTMENTS

     Fixed maturities include bonds, notes and redeemable preferred stocks. Fixed maturities, including instruments subject to securities lending agreements (see Note 3), are classified as "available for sale" and are reported at fair value, with unrealized investment gains and losses, net of income taxes, credited or charged directly to shareholder's equity. Fair values of investments in fixed maturities are based on quoted market prices or dealer quotes. If quoted market prices are not available, discounted expected cash flows using market rates commensurate with the credit quality and maturity of the investment are used to determine fair value. Changes in assumptions could affect the fair values of fixed maturities. Impairments are realized when investment losses in value are deemed other-than-temporary. The Company conducts a rigorous review each quarter to identify and evaluate investments that have possible indications of impairment. An investment in a debt or equity security is impaired if its fair value falls below its cost and the decline is considered other-than-temporary. Factors considered in determining whether a loss is temporary include the length of time and extent to which fair value has been below cost; the financial condition and near-term prospects of the issuer; and the Company's ability and intent to hold the investment for a period of time sufficient to allow for any anticipated recovery. Changing economic conditions - global, regional, or related to specific issuers or industries - could result in other-than-temporary losses.

     Also included in fixed maturities are loan-backed and structured securities (including beneficial interests in securitized financial assets). Beneficial interests in securitized financial assets that are rated "A" and below are accounted for under the prospective method in accordance with EITF 99-20. Under the prospective method of accounting, the investments effective yield and impairment for other-than-temporary losses in value are based upon projected future cash flows. All other loan-backed and structured securities are amortized using the retrospective method. The effective yield used to determine amortization is calculated based upon actual historical and projected future cash flows.

     Equity securities, which include common and non-redeemable preferred stocks, are classified as "available for sale" and carried at fair value based primarily on quoted market prices. Changes in fair values of equity securities are charged or credited directly to shareholder's equity, net of income taxes.

     Mortgage loans are carried at amortized cost. A mortgage loan is considered impaired when it is probable that the Company will be unable to collect principal and interest amounts due. For mortgage loans that are determined to be impaired, a reserve is established for the difference between the amortized cost and fair market value of the underlying collateral. In estimating fair value, the Company uses interest rates reflecting the higher returns required in the current real estate financing market.

     Real estate held for sale is carried at the lower of cost or fair value less estimated cost to sell. Fair value of foreclosed properties is established at the time of foreclosure by internal analysis or external appraisers, using discounted cash flow analyses and other accepted techniques. Thereafter, an impairment for losses on real estate held for sale is established if the carrying value of the property exceeds its current fair value less estimated costs to sell. These impairments were insignificant at December 31, 2003 and 2002.

     Policy loans are carried at the amount of the unpaid balances that are not in excess of the net cash surrender values of the related insurance policies. The carrying value of policy loans, which have no defined maturities, is considered to be fair value.

                THE TRAVELERS INSURANCE COMPANY AND SUBSIDIARIES
                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
                                   (CONTINUED)


     Short-term securities, consisting primarily of money market instruments and other debt issues purchased with a maturity of less than one year, are carried at amortized cost, which approximates fair value.

     Trading securities and related liabilities are normally held for periods less than six months. These investments are marked to market with the change recognized in net investment income during the current period.

     Other invested assets include equity investments, partnership investments and real estate joint ventures accounted for on the equity method of accounting. Undistributed income is reported in net investment income. Also included in other invested assets is an investment in Citigroup Preferred Stock, which is recorded at cost. See Note 13.

     Accrual of investment income is suspended on fixed maturities or mortgage loans that are in default, or on which it is likely that future payments will not be made as scheduled. Interest income on investments in default is recognized only as payment is received.

     DERIVATIVE FINANCIAL INSTRUMENTS

     The Company uses derivative financial instruments, including financial futures contracts, swaps, options and forward contracts, as a means of hedging exposure to interest rate changes, equity price change, credit and foreign currency risk. The Company also uses derivative financial instruments to enhance portfolio income and replicate cash market investments. The Company, through Tribeca Citigroup Investments Ltd., holds and issues derivative instruments in conjunction with these investment strategies. (See Note 11 for a more detailed description of the Company's derivative use.) Derivative financial instruments in a gain position are reported in the consolidated balance sheet in other assets, derivative financial instruments in a loss position are reported in the consolidated balance sheet in other liabilities and derivatives purchased to offset embedded derivatives on variable annuity contracts are reported in other invested assets.

     To qualify for hedge accounting, the hedge relationship is designated and formally documented at inception detailing the particular risk management objective and strategy for the hedge which includes the item and risk that is being hedged, the derivative that is being used, as well as how effectiveness is being assessed. A derivative has to be highly effective in accomplishing the objective of offsetting either changes in fair value or cash flows for the risk being hedged.

     For fair value hedges, in which derivatives hedge the fair value of assets and liabilities, changes in the fair value of derivatives are reflected in realized investment gains and losses, together with changes in the fair value of the related hedged item. The Company primarily hedges available-for-sale securities.

     For cash flow hedges, the accounting treatment depends on the effectiveness of the hedge. To the extent that derivatives are effective in offsetting the variability of the hedged cash flows, changes in the derivatives' fair value will not be included in current earnings but are reported in the accumulated other changes in equity from nonowner sources in shareholder's equity. These changes in fair value will be included in earnings of future periods when earnings are also affected by the variability of the hedged cash flows. To the extent these derivatives are not effective, the ineffective portion of the change in fair value is immediately included in realized investment gains and losses. The Company primarily hedges foreign-denominated funding agreements and floating rate available-for-sale securities.

                THE TRAVELERS INSURANCE COMPANY AND SUBSIDIARIES
                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
                                   (CONTINUED)


     For net investment hedges, in which derivatives hedge the foreign currency exposure of a net investment in a foreign operation, the accounting treatment will similarly depend on the effectiveness of the hedge. The effective portion of the change in fair value of the derivative, including any premium or discount, is reflected in the accumulated other changes in equity from nonowner sources as part of the foreign currency translation adjustment in shareholder's equity. The ineffective portion is reflected in realized investment gains and losses.

     The effectiveness of these hedging relationships is evaluated on a retrospective and prospective basis using quantitative measures of correlation. If a hedge relationship is found to be ineffective, it no longer qualifies as a hedge and any gains or losses attributable to such ineffectiveness as well as subsequent changes in fair value are recognized in realized investment gains and losses.

     For those fair value and cash flow hedge relationships that are terminated, hedge designations removed, or forecasted transactions that are no longer expected to occur, the hedge accounting treatment described in the paragraphs above will no longer apply. For fair value hedges, any changes to the hedged item remain as part of the basis of the asset or liability and are ultimately reflected as an element of the yield. For cash flow hedges, any changes in fair value of the end-user derivative remain in the accumulated other changes in equity from nonowner sources in shareholder's equity and are included in earnings of future periods when earnings are also affected by the variability of the hedged cash flow. If the hedged relationship is discontinued because a forecasted transaction will not occur when scheduled, the accumulated changes in fair value of the end-user derivative recorded in shareholder's equity are immediately reflected in realized investment gains and losses.

     The Company enters into derivative contracts that are economic hedges but do not qualify or are not designated as hedges for accounting purposes. These derivative contracts are carried at fair value, with changes in value reflected in realized investment gains and losses.

     FINANCIAL INSTRUMENTS WITH EMBEDDED DERIVATIVES

     The Company bifurcates an embedded derivative where the economic characteristics and risks of the embedded instrument are not clearly and closely related to the economic characteristics and risks of the host contract, the entire instrument would not otherwise be remeasured at fair value and a separate instrument with the same terms of the embedded instrument would meet the definition of a derivative under SFAS 133.

     The Company purchases investments that have embedded derivatives, primarily convertible debt securities. These embedded derivatives are carried at fair value with changes in value reflected in realized investment gains and losses. Derivatives embedded in convertible debt securities are classified in the consolidated balance sheet as fixed maturity securities, consistent with the host instruments.

     The Company markets certain investment contracts that have embedded derivatives, primarily variable annuity contracts with put options. These embedded derivatives are carried at fair value, with changes in value reflected in realized investment gains and losses. Derivatives embedded in variable annuity contracts are classified in the consolidated balance sheet as future policy benefits and claims.

     INVESTMENT GAINS AND LOSSES

     Realized investment gains and losses are included as a component of pre-tax revenues based upon specific identification of the investments sold on the trade date. Impairments are realized when investment losses in

                THE TRAVELERS INSURANCE COMPANY AND SUBSIDIARIES
                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
                                   (CONTINUED)


     value are deemed other-than-temporary. The Company conducts regular reviews to assess whether other- than-temporary losses exist. Changing economic conditions - global, regional, or related to specific issuers or industries
     - could result in other-than-temporary losses. Also included in pre-tax revenues are gains and losses arising from the remeasurement of the local currency value of foreign investments to U.S. dollars, the functional currency of the Company. The foreign exchange effects of Canadian operations are included in unrealized gains and losses.

     DEFERRED ACQUISITION COSTS

     Costs of acquiring traditional life and health insurance, universal life, corporate owned life insurance (COLI), deferred annuities and payout annuities are deferred. These deferred acquisition costs (DAC) include principally commissions and certain expenses related to policy issuance, underwriting and marketing, all of which vary with and are primarily related to the production of new business. The method for determining amortization of deferred acquisition costs varies by product type based upon three different accounting pronouncements: SFAS No. 60, "Accounting and Reporting by Insurance Enterprises" (SFAS 60), SFAS No. 91, "Accounting for Nonrefundable Fees and Costs Associated with Originating or Acquiring Loans and Initial Direct Costs of Leases" (SFAS 91) and SFAS No. 97, "Accounting and Reporting by Insurance Enterprises for Certain Long Duration Contracts and for Realized Gains and Losses from the Sale of Investments" (SFAS 97).

     DAC for deferred annuities, both fixed and variable, and payout annuities is amortized employing a level effective yield methodology per SFAS 91 as indicated by AICPA Practice Bulletin 8. An amortization rate is developed using the outstanding DAC balance and projected account balances and is applied to actual account balances to determine the amount of DAC amortization. The projected account balances are derived using a model that contains assumptions related to investment returns and persistency. The model rate is evaluated at least annually, and changes in underlying lapse and interest rate assumptions are to be treated retrospectively. Variances in expected equity market returns versus actual returns are treated prospectively and a new amortization pattern is developed so that the DAC balances will be amortized over the remaining estimated life of the business. DAC for these products is currently being amortized over 10-15 years.

     DAC for universal life and COLI is amortized in relation to estimated gross profits from surrender charges, investment, mortality, and expense margins per SFAS 97. Actual profits can vary from management's estimates, resulting in increases or decreases in the rate of amortization. Re-estimates of gross profits, performed at least annually, result in retrospective adjustments to earnings by a cumulative charge or credit to income. DAC for these products is currently being amortized over 16-25 years.

     DAC relating to traditional life, including term insurance, and health insurance is amortized in relation to anticipated premiums per SFAS 60. Assumptions as to the anticipated premiums are made at the date of policy issuance or acquisition and are consistently applied over the life of the policy. DAC for these products is currently being amortized over 5-20 years.

     All DAC is reviewed at least annually to determine if it is recoverable from future income, including investment income, and if not recoverable, is charged to expenses. All other acquisition expenses are charged to operations as incurred. See Note 5.

                THE TRAVELERS INSURANCE COMPANY AND SUBSIDIARIES
                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
                                   (CONTINUED)


     VALUE OF INSURANCE IN FORCE

     The value of insurance in force is an asset that represents the actuarially determined present value of anticipated profits to be realized from life insurance and annuities contracts at the date of acquisition using the same assumptions that were used for computing related liabilities where appropriate. The value of insurance in force was the actuarially determined present value of the projected future profits discounted at interest rates ranging from 14% to 18%. Traditional life insurance is amortized in relation to anticipated premiums; universal life is amortized in relation to estimated gross profits; and annuity contracts are amortized employing a level yield method. The value of insurance in force, which is included in other assets, is reviewed periodically for recoverability to determine if any adjustment is required. Adjustments, if any, are charged to income. See
     Note 5.

     SEPARATE AND VARIABLE ACCOUNTS

     Separate and variable accounts primarily represent funds for which investment income and investment gains and losses accrue directly to, and investment risk is borne by, the contractholders. Each account has specific investment objectives. The assets of each account are legally segregated and are not subject to claims that arise out of any other business of the Company. The assets of these accounts are carried at fair value. Certain other separate accounts provide guaranteed levels of return or benefits and the assets of these accounts are primarily carried at fair value.

     Amounts assessed to the separate account contractholders for management services are included in revenues. Deposits, net investment income and realized investment gains and losses for these accounts are excluded from revenues, and related liability increases are excluded from benefits and expenses.

     GOODWILL AND INTANGIBLE ASSETS

     Goodwill and intangible assets are included in other assets. Prior to the adoption of FASB SFAS No. 141, "Business Combinations" (SFAS 141) and No. 142, "Goodwill and Other Intangible Assets" (SFAS 142) in the first quarter of 2002, goodwill was being amortized on a straight-line basis principally over a 40-year period. The carrying amount of goodwill and other intangible assets is reviewed at least annually for indication of impairment in value that in the view of management would be other-than-temporary. If it is determined that goodwill and other intangible assets are unlikely to be recovered, impairment is recognized on a discounted cash flow basis.

     Upon adoption of SFAS 141 and SFAS 142, the Company stopped amortizing goodwill and intangible assets deemed to have an infinite useful life. Instead, these assets are subject to an annual review for impairment. Other intangible assets that are not deemed to have an indefinite useful life will continue to be amortized over their useful lives. See Note 5.

     CONTRACTHOLDER FUNDS

     Contractholder funds represent receipts from the issuance of universal life, COLI, pension investment, guaranteed investment contracts (GICs), and certain deferred annuity contracts. For universal life and COLI contracts, contractholder fund balances are increased by receipts for mortality coverage, contract administration, surrender charges and interest accrued, where one or more of these elements are not fixed or guaranteed. These balances are decreased by withdrawals, mortality charges and administrative expenses

                THE TRAVELERS INSURANCE COMPANY AND SUBSIDIARIES
                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
                                   (CONTINUED)

     charged to the contractholder. Interest rates credited to contractholder funds related to universal life and COLI range from 3.50% to 5.95%, with a weighted average interest rate of 4.52%.

     Pension investment, GICs and certain annuity contracts do not contain significant insurance risks and are considered investment-type contracts. Contractholder fund balances are increased by receipts and credited interest, and reduced by withdrawals and administrative expenses charged to the contractholder. Interest rates credited to those investment type contracts range from 1.00% to 8.05% with a weighted average interest rate of 4.46%.

     FUTURE POLICY BENEFITS

     Future policy benefits represent liabilities for future insurance policy benefits for payout annuities and traditional life product. The annuity payout reserves are calculated using the mortality and interest assumptions used in the actual pricing of the benefit. Mortality assumptions are based on Company experience and are adjusted to reflect deviations such as substandard mortality in structured settlement benefits. The interest rates range from 2.0% to 9.0% with a weighted average of 7.02% for these products. Traditional life products include whole life and term insurance. Future policy benefits for traditional life products are estimated on the basis of actuarial assumptions as to mortality, persistency and interest, established at policy issue. Interest assumptions applicable to traditional life products range from 2.5% to 7.0%, with a weighted average of 5.23%. Assumptions established at policy issue as to mortality and persistency are based on the Company's experience, which, together with interest assumptions, include a margin for adverse deviation. Appropriate recognition has been given to experience rating and reinsurance.

     GUARANTY FUND AND OTHER INSURANCE RELATED ASSESSMENTS

     Included in other liabilities is the Company's estimate of its liability for guaranty fund and other insurance-related assessments. State guaranty fund assessments are based upon the Company's share of premium written or received in one or more years prior to an insolvency occurring in the industry. Once an insolvency has occurred, the Company recognizes a liability for such assessments if it is probable that an assessment will be imposed and the amount of the assessment can be reasonably estimated. At December 31, 2003 and 2002, the Company had a liability of $22.5 million and $22.6 million, respectively, for guaranty fund assessments and a related premium tax offset recoverable of $4.6 million and $4.2 million, respectively. The assessments are expected to be paid over a period of three to five years and the premium tax offsets are expected to be realized over a period of 10 to 15 years.

     PERMITTED STATUTORY ACCOUNTING PRACTICES

     The Company's insurance subsidiaries, domiciled principally in Connecticut and Massachusetts, prepare statutory financial statements in accordance with the accounting practices prescribed or permitted by the insurance departments of the states of domicile. Prescribed statutory accounting practices are those practices that are incorporated directly or by reference in state laws, regulations, and general administrative rules applicable to all insurance enterprises domiciled in a particular state. Permitted statutory accounting practices include practices not prescribed by the domiciliary state, but allowed by the domiciliary state regulatory authority. The Company does not have any permitted statutory accounting practices.

     PREMIUMS

     Premiums are recognized as revenue when due. Premiums for contracts with a limited number of premium payments, due over a significantly shorter period than the period over which benefits are provided, are

                THE TRAVELERS INSURANCE COMPANY AND SUBSIDIARIES
                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
                                   (CONTINUED)


     considered revenue when due. The portion of premium which is not required to provide for benefits and expenses is deferred and recognized in revenues in a constant relationship to insurance benefits in force.

     FEE INCOME

     Fee income is recognized on deferred annuity and universal life contracts for mortality, administrative and equity protection charges according to contract due dates. Fee income is recognized on variable annuity and universal life separate accounts either daily, monthly, quarterly or annually as per contract terms.

     OTHER REVENUES

     Other revenues include surrender penalties collected at the time of a contract surrender, and other miscellaneous charges related to annuity and universal life contracts recognized when received. Also included are revenues from unconsolidated non-insurance subsidiaries. Amortization of deferred income related to reinsured blocks of business are recognized in relation to anticipated premiums and are reported in other revenues.

     CURRENT AND FUTURE INSURANCE BENEFITS

     Current and future insurance benefits represent charges for mortality and morbidity related to fixed annuities, universal life, term life and health insurance benefits.

     INTEREST CREDITED TO CONTRACTHOLDERS

     Interest credited to contractholders represents amounts earned by universal life, COLI, pension investment, GICs and certain deferred annuity contracts in accordance with contract provisions.

     FEDERAL INCOME TAXES

     The provision for federal income taxes is comprised of two components, current income taxes and deferred income taxes. Deferred federal income taxes arise from changes during the year in cumulative temporary differences between the tax basis and book basis of assets and liabilities.


     2.   OPERATING SEGMENTS

     The Company has two reportable business segments that are separately managed due to differences in products, services, marketing strategy and resource management. The business of each segment is maintained and reported through separate legal entities within the Company. The management groups of each segment report separately to the common ultimate parent, Citigroup Inc.

     TRAVELERS LIFE & ANNUITY (TLA) core offerings include individual annuity, individual life, COLI and group annuity insurance products distributed by TIC and TLAC principally under the Travelers Life & Annuity name. Among the range of individual products offered are deferred fixed and variable
     annuities,   payout  annuities  and  term,   universal  and  variable  life
     insurance. The COLI product is a variable universal life product distributed through independent specialty brokers. The group products include institutional pensions, including GICs, payout annuities, group annuities sold to employer-sponsored retirement and savings plans, structured settlements and funding agreements.

                THE TRAVELERS INSURANCE COMPANY AND SUBSIDIARIES
                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
                                   (CONTINUED)


     The PRIMERICA business segment consolidates the businesses of Primerica Life, Primerica Life Insurance Company of Canada, CitiLife and NBL. The Primerica business segment offers individual life products, primarily term insurance, to customers through a sales force of approximately 107,000 representatives. A great majority of the domestic licensed sales force works on a part-time basis.

     The accounting policies of the segments are the same as those described in the summary of significant accounting policies (see Note 1). The amount of investments in equity method investees and total expenditures for additions to long-lived assets other than financial instruments, long-term customer relationships of a financial institution, mortgage and other servicing rights, and deferred tax assets, were not material.

                THE TRAVELERS INSURANCE COMPANY AND SUBSIDIARIES
                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
                                   (CONTINUED)


     ($ IN MILLIONS)
     REVENUES BY SEGMENT                           2003       2002        2001
                                                  ------     ------      ------
     TLA                                         $ 4,479    $ 3,653     $ 4,089
     Primerica                                     1,660      1,581       1,613
                                                 -------    -------     -------
     Total Revenues                              $ 6,139    $ 5,234     $ 5,702
                                                 =======    =======     =======

     NET INCOME BY SEGMENT
     TLA                                         $   918    $   673     $   826
     Primerica                                       440        409         446
                                                 -------    -------     -------
     Net Income                                  $ 1,358    $ 1,082     $ 1,272
                                                 =======    =======     =======

     ASSETS BY SEGMENT
     TLA                                         $85,881    $74,562     $69,836
     Primerica                                     9,467      8,433       8,030
                                                 -------    -------     -------
     Total segments                              $95,348    $82,995     $77,866
                                                 =======    =======     =======

The following tables contain key segment measurements.

     BUSINESS SEGMENT INFORMATION:
    ----------------------------------------------------------------------------
     FOR THE YEAR
     ENDED DECEMBER 31, 2003
      ($ IN MILLIONS)                                         TLA      PRIMERICA
    ----------------------------------------------------------------------------
     Premiums                                               $1,082       $1,245
     Net investment income                                   2,743          315
     Interest credited to contractholders                    1,248           --
     Amortization of deferred acquisition costs                266          235
     Expenditures for deferred acquisition costs               583          377
     Federal income taxes                                      240          231

     BUSINESS SEGMENT INFORMATION:
    ----------------------------------------------------------------------------
      FOR THE YEAR
      ENDED DECEMBER 31, 2002
      ($ IN MILLIONS)                                         TLA      PRIMERICA
    ----------------------------------------------------------------------------
     Premiums                                               $  730       $1,194
     Net investment income                                   2,646          290
     Interest credited to contractholders                    1,220           --
     Amortization of deferred acquisition costs                174          219
     Expenditures for deferred acquisition costs               556          323
     Federal income taxes                                      212          209

                THE TRAVELERS INSURANCE COMPANY AND SUBSIDIARIES
                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
                                   (CONTINUED)


    ----------------------------------------------------------------------------
      FOR THE YEAR
      ENDED DECEMBER 31, 2001
      ($ IN MILLIONS)                                         TLA      PRIMERICA
    ----------------------------------------------------------------------------
     Premiums                                               $  957       $1,145
     Net investment income                                   2,530          301
     Interest credited to contractholders                    1,179           --
     Amortization of deferred acquisition costs                171          208
     Total expenditures for deferred acquisition costs         553          298
     Federal income taxes                                      394          236

     The majority of the annuity business and a substantial portion of the life business written by TLA are accounted for as investment contracts, with the result that the deposits collected are reported as liabilities and are not included in revenues. Deposits represent a statistic integral to managing TLA operations, which management uses for measuring business volumes, and may not be comparable to similarly captioned measurements used by other life insurance companies. For the years ended December 31, 2003, 2002 and 2001, deposits collected amounted to $12.0 billion, $11.9 billion and $13.1 billion, respectively.

     The Company's revenue was derived almost entirely from U.S. domestic business. Revenue attributable to foreign countries was insignificant.

     The Company had no transactions with a single customer representing 10% or more of its revenue.

                THE TRAVELERS INSURANCE COMPANY AND SUBSIDIARIES
                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
                                   (CONTINUED)


3.   INVESTMENTS

FIXED MATURITIES

The amortized cost and fair value of investments in fixed maturities were as follows:

     --------------------------------------------------------------------------------------------------------
                                                                         GROSS           GROSS
     DECEMBER 31, 2003                                    AMORTIZED    UNREALIZED       UNREALIZED    FAIR
     ($ IN MILLIONS)                                        COST         GAINS           LOSSES       VALUE
     --------------------------------------------------------------------------------------------------------
     AVAILABLE FOR SALE:

        Mortgage-backed securities - CMOs and
        pass-through securities                           $ 8,061       $  326            $ 18      $ 8,369

        U.S. Treasury securities and obligations
        of U.S. Government and government
        agencies and authorities                            2,035           22              12        2,045

        Obligations of states, municipalities and
        political subdivisions                                379           21               2          398

        Debt securities issued by foreign governments         690           51               1          740

        All other corporate bonds                          23,098        1,507              64       24,541

        Other debt securities                               5,701          377              22        6,056

        Redeemable preferred stock                            155           20               1          174
     --------------------------------------------------------------------------------------------------------
           Total Available For Sale                       $40,119       $2,324            $120      $42,323
     --------------------------------------------------------------------------------------------------------

     --------------------------------------------------------------------------------------------------------
                                                                         GROSS           GROSS
     DECEMBER 31, 2002                                    AMORTIZED    UNREALIZED       UNREALIZED    FAIR
     ($ IN MILLIONS)                                        COST         GAINS           LOSSES       VALUE
     --------------------------------------------------------------------------------------------------------
     AVAILABLE FOR SALE:

        Mortgage-backed securities - CMOs and
        pass-through securities                           $ 6,975       $  434            $  2      $ 7,407

        U.S. Treasury securities and obligations
        of U.S. Government and government
        agencies and authorities                            2,402           39              19        2,422

        Obligations of states, municipalities and
        political subdivisions                                297           22              --
                                                                                                        319
        Debt securities issued by foreign governments
                                                              365           30               2          393
        All other corporate bonds                          20,894          982             608       21,268

        Other debt securities                               4,348          229              66        4,511

        Redeemable preferred stock                            147            1              34          114
     --------------------------------------------------------------------------------------------------------
           Total Available For Sale                       $35,428       $1,737            $731      $36,434
     --------------------------------------------------------------------------------------------------------

                THE TRAVELERS INSURANCE COMPANY AND SUBSIDIARIES
                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
                                   (CONTINUED)


     Proceeds from sales of fixed maturities classified as available for sale were $15.1 billion, $15.5 billion and $14.1 billion in 2003, 2002 and 2001, respectively. Gross gains of $476 million, $741 million and $633 million and gross losses of $394 million, $309 million and $273 million in 2003, 2002 and 2001, respectively, were realized on those sales. Additional losses of $110 million, $639 million and $153 million in 2003, 2002 and 2001, respectively, were realized due to other-than-temporary losses in value. Impairment activity increased significantly beginning in the fourth quarter of 2001 and continued throughout 2002. Impairments were concentrated in telecommunication and energy company investments.

     Fair values of investments in fixed maturities are based on quoted market prices or dealer quotes or, if these are not available, discounted expected cash flows using market rates commensurate with the credit quality and maturity of the investment. The fair value of investments for which a quoted market price or dealer quote is not available amounted to $6.4 billion and $5.1 billion at December 31, 2003 and 2002, respectively.

     The amortized cost and fair value of fixed maturities at December 31, 2003, by contractual maturity, are shown below. Actual maturities will differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without call or prepayment penalties.


     ---------------------------------------------------------------------------
                                                    AMORTIZED             FAIR
     ($ IN MILLIONS)                                   COST              VALUE
     ---------------------------------------------------------------------------
     MATURITY:
          Due in one year or less                    $ 2,532           $ 2,582
          Due after 1 year through 5 years            11,559            12,188
          Due after 5 years through 10 years           9,866            10,561
          Due after 10 years                           8,101             8,623
     ---------------------------------------------------------------------------
                                                      32,058            33,954
     ---------------------------------------------------------------------------
          Mortgage-backed securities                   8,061             8,369
     ---------------------------------------------------------------------------
              Total Maturity                         $40,119           $42,323
     ---------------------------------------------------------------------------


     The  Company  makes  investments  in  collateralized  mortgage  obligations
     (CMOs). CMOs typically have high credit quality, offer good liquidity, and provide a significant advantage in yield and total return compared to U.S. Treasury securities. The Company's investment strategy is to purchase CMO tranches which are protected against prepayment risk, including planned amortization class and last cash flow tranches. Prepayment protected tranches are preferred because they provide stable cash flows in a variety of interest rate scenarios. The Company does invest in other types of CMO tranches if a careful assessment indicates a favorable risk/return tradeoff. The Company does not purchase residual interests in CMOs.

     At December 31, 2003 and 2002, the Company held CMOs classified as available for sale with a fair value of $5.2 billion and $4.7 billion, respectively. Approximately 30% and 35%, respectively, of the Company's CMO holdings are fully collateralized by GNMA, FNMA or FHLMC securities at December 31, 2003 and 2002. In addition, the Company held $3.0 billion and $2.6 billion of GNMA, FNMA or FHLMC mortgage-backed pass-through securities at December 31, 2003 and 2002, respectively. All of these securities are rated AAA.

                THE TRAVELERS INSURANCE COMPANY AND SUBSIDIARIES
                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
                                   (CONTINUED)


     The Company engages in securities lending transactions whereby certain securities from its portfolio are loaned to other institutions for short periods of time. The Company generally receives cash collateral from the borrower, equal to at least the market value of the loaned securities plus accrued interest, and invests it in the Company's short-term money market pool (See Note 13). The loaned securities remain a recorded asset of the Company, however, the Company records a liability for the amount of the cash collateral held, representing its obligation to return the cash collateral related to these loaned securities, and reports that liability as part of other liabilities in the consolidated balance sheet. At December 31, 2003 and 2002, the Company held cash collateral of $2.4 billion and $2.8 billion, respectively.

     The Company participates in dollar roll repurchase transactions as a way to generate investment income. These transactions involve the sale of mortgage-backed securities with the agreement to repurchase substantially the same securities from the same counterparty. Cash is received from the sale, which is invested in the Company's short-term money market pool. The cash is returned at the end of the roll period when the mortgage-backed securities are repurchased. The Company will generate additional investment income based upon the difference between the sale and repurchase prices.

     These transactions are recorded as secured borrowings. The mortgage-backed securities remain recorded as assets. The cash proceeds are reflected in short-term investments and a liability is established to reflect the Company's obligation to repurchase the securities at the end of the roll period. The liability is classified as other liabilities in the consolidated balance sheets and fluctuates based upon the timing of the repayments. The balances were insignificant at December 31, 2003 and 2002.


     EQUITY SECURITIES

     The cost and fair values of investments in equity securities were as follows:

     ---------------------------------------------------------------------------
                                                    GROSS      GROSS
     EQUITY SECURITIES:                          UNREALIZED  UNREALIZED   FAIR
     ($ IN MILLIONS)                      COST      GAINS      LOSSES    VALUE
     ---------------------------------------------------------------------------

     DECEMBER 31, 2003
        Common stocks                     $109       $27          $2      $134
        Non-redeemable preferred stocks    214        14          --       228
     ---------------------------------------------------------------------------
           Total Equity Securities        $323       $41          $2      $362
     ---------------------------------------------------------------------------

     DECEMBER 31, 2002
        Common stocks                      $48        $8          $6       $50
        Non-redeemable preferred stocks    280         9           7       282
     ---------------------------------------------------------------------------
           Total Equity Securities        $328       $17         $13      $332
     ---------------------------------------------------------------------------

     Proceeds from sales of equity securities were $124 million, $212 million and $112 million in 2003, 2002 and 2001, respectively. Gross gains of $23 million, $8 million and $10 million and gross losses of $2 million, $4 million and $13 million in 2003, 2002 and 2001, respectively, were realized on those sales. Additional losses of $11 million, $19 million and $96 million in 2003, 2002 and 2001, respectively, were realized due to other-than-temporary losses in value.

                THE TRAVELERS INSURANCE COMPANY AND SUBSIDIARIES
                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
                                   (CONTINUED)


     OTHER-THAN-TEMPORARY LOSSES ON INVESTMENTS

     At December 31, 2003, the cost of approximately 670 investments in fixed maturity and equity securities exceeded their fair value by $122 million. Of the $122 million, $91 million represents fixed maturity investments that have been in a gross unrealized loss position for less than a year and of these 78% are rated investment grade. Fixed maturity investments that have been in a gross unrealized loss position for a year or more total $29 million and 38% of these are rated investment grade. The gross unrealized loss on equity securities was $2 million at December 31, 2003.

     Management has determined that the unrealized losses on the Company's investments in fixed maturity and equity securities at December 31, 2003 are temporary in nature. The Company conducts a rigorous review each quarter to identify and evaluate investments that have possible indications of impairment. An investment in a debt or equity security is impaired if its fair value falls below its cost and the decline is considered other-than-temporary. Factors considered in determining whether a loss is temporary include the length of time and extent to which fair value has been below cost; the financial condition and near-term prospects of the issuer; and the Company's ability and intent to hold the investment for a period of time sufficient to allow for any anticipated recovery. The Company's review for impairment generally entails:

     o Identification and evaluation of investments that have possible indications of impairment;

     o Analysis of individual investments that have fair values less than 80% of amortized cost, including consideration of the length of time the investment has been in an unrealized loss position;

     o Discussion of evidential matter, including an evaluation of factors or triggers that would or could cause individual investments to qualify as having other-than-temporary impairments and those that would not support other-than-temporary impairment;

     o Documentation of the results of these analyses, as required under business policies.

     The table below shows the fair value of investments in fixed maturities and equity securities in an unrealized loss position at December 31, 2003:

                                                                     Gross Unrealized Losses
                                                                     -----------------------
                                                            Less Than One Year        One Year or Longer             Total
                                                       -----------------------------------------------------------------------------
                                                                          Gross                     Gross                    Gross
                                                            Fair     Unrealized        Fair    Unrealized        Fair   Unrealized
  ($ IN MILLIONS)                                          Value         Losses       Value        Losses       Value       Losses
------------------------------------------------------------------------------------------------------------------------------------
  Fixed maturity securities available-for-sale:
  Mortgage-backed securities-CMOs and
     pass-through securities                              $1,182            $18        $ 17           $--      $1,199         $ 18
  U.S. Treasury securities and obligations of U.S.
     Government and government agencies and authorities    1,180             12          --            --       1,180           12
  Obligations of states, municipalities and political
     subdivisions                                             45              2          --            --          45            2
  Debt securities issued by foreign governments               55              1          --            --          55            1
  All other corporate bonds                                1,793             39         503            25       2,296           64
  Other debt securities                                      755             18          89             3         844           22
  Redeemable preferred stock                                  12              1          11             1          23            1
------------------------------------------------------------------------------------------------------------------------------------
  Total fixed maturities                                  $5,022            $91        $620           $29      $5,642         $120
  Equity securities                                       $   25            $ 1        $  5           $ 1      $   30         $  2
------------------------------------------------------------------------------------------------------------------------------------

                THE TRAVELERS INSURANCE COMPANY AND SUBSIDIARIES
                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
                                   (CONTINUED)


     MORTGAGE LOANS AND REAL ESTATE

     At December 31, 2003 and 2002, the Company's mortgage loan and real estate portfolios consisted of the following:

     ---------------------------------------------------------------------------
     ($ IN MILLIONS)                                     2003            2002
     ---------------------------------------------------------------------------

     Current Mortgage Loans                            $1,841          $1,941
     Underperforming Mortgage Loans                        45              44
     ---------------------------------------------------------------------------
          Total Mortgage Loans                          1,886           1,985
     ---------------------------------------------------------------------------

     Real Estate - Foreclosed                              63              17
     Real Estate - Investment                              33              19
     ---------------------------------------------------------------------------
          Total Real Estate                                96              36
     ---------------------------------------------------------------------------
          Total Mortgage Loans and Real Estate         $1,982          $2,021
     ===========================================================================



     Underperforming mortgage loans include delinquent mortgage loans over 90 days past due, loans in the process of foreclosure and loans modified at interest rates below market.

     Aggregate annual maturities on mortgage loans at December 31, 2003 are shown below. Actual maturities will differ from contractual maturities because borrowers may have the right to prepay obligations with or without prepayment penalties.

     -----------------------------------------------------------------------
     YEAR ENDING DECEMBER 31,
     ($ IN MILLIONS)
     -----------------------------------------------------------------------
     2004                                                       $ 173
     2005                                                         107
     2006                                                         347
     2007                                                         131
     2008                                                         141
     Thereafter                                                   987
     -----------------------------------------------------------------------
          Total                                                $1,886
     =======================================================================

                THE TRAVELERS INSURANCE COMPANY AND SUBSIDIARIES
                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
                                   (CONTINUED)


     TRADING SECURITIES

     Trading securities of the Company are held primarily in Tribeca Citigroup Investments Ltd. The assets and liabilities are valued at fair value as follows:


       ($ IN MILLIONS)                     Fair value as of     Fair value as of
       ---------------                     December 31, 2003   December 31, 2002
                                           -----------------   -----------------

       ASSETS
          Trading securities
             Convertible bond arbitrage         $1,447              $1,442
             Other                                 260                  89
                                                ------              ------
                                                $1,707              $1,531
                                                ======              ======

       LIABILITIES
          Trading securities sold not
          yet purchased
             Convertible bond arbitrage           $629                $520
             Other                                   8                  78
                                                ------              ------
                                                  $637                $598
                                                ======              ======

     The Company's trading portfolio investments and related liabilities are normally held for periods less than six months. See Note 11.

                THE TRAVELERS INSURANCE COMPANY AND SUBSIDIARIES
                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
                                   (CONTINUED)


     OTHER INVESTED ASSETS

     Other invested assets are composed of the following:

     --------------------------------------------------------------------------
     ($ IN MILLIONS)                                       2003           2002
     --------------------------------------------------------------------------
     Investment in Citigroup Preferred Stock            $3,212         $3,212
     Private equity and arbitrage investments            1,315          1,006
     Real estate investments                               327            390
     Derivatives                                           182            263
     Other                                                  56             38
     --------------------------------------------------------------------------
     Total                                              $5,092         $4,909
     --------------------------------------------------------------------------

     CONCENTRATIONS

     At December 31, 2003 and 2002, the Company had an investment in Citigroup Preferred Stock of $3.2 billion. See Note 13.

     The Company both maintains and participates in a short-term investment pool for its insurance affiliates. See Note 13.

     The Company had concentrations of investments, excluding those in federal and government agencies, primarily fixed maturities at fair value, in the following industries:

     --------------------------------------------------------------------------
     ($ IN MILLIONS)                                      2003           2002
     --------------------------------------------------------------------------
     Finance                                            $5,056         $3,681
     Electric Utilities                                  3,552          3,979
     Banking                                             2,830          1,900
     --------------------------------------------------------------------------

     The Company held investments in foreign banks in the amount of $1,018 million and $869 million at December 31, 2003 and 2002, respectively, which are included in the table above. The Company defines its below investment grade assets as those securities rated Ba1 by Moody's Investor Services (or its equivalent) or below by external rating agencies, or the equivalent by internal analysts when a public rating does not exist. Such assets include publicly traded below investment grade bonds and certain other privately issued bonds and notes that are classified as below investment grade. Below investment grade assets included in the categories of the preceding table include $1,118 million and $878 million in Electric Utilities at December 31, 2003 and 2002, respectively. Below investment grade assets in Finance and Banking were insignificant at December 31, 2003 and 2002. Total below investment grade assets were $5.2 billion and $3.8 billion at December 31, 2003 and 2002, respectively.

     Included in mortgage loans were the following group concentrations:

     --------------------------------------------------------------------------
     ($ IN MILLIONS)                                      2003           2002
     --------------------------------------------------------------------------
     STATE
     California                                           $732           $788

     PROPERTY TYPE
     Agricultural                                       $1,025         $1,212
     --------------------------------------------------------------------------

                THE TRAVELERS INSURANCE COMPANY AND SUBSIDIARIES
                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
                                   (CONTINUED)


     The Company monitors creditworthiness of counterparties to all financial instruments by using controls that include credit approvals, credit limits and other monitoring procedures. Collateral for fixed maturities often includes pledges of assets, including stock and other assets, guarantees and letters of credit. The Company's underwriting standards with respect to new mortgage loans generally require loan to value ratios of 75% or less at the time of mortgage origination.

     NON-INCOME PRODUCING INVESTMENTS

     Investments   included  in  the  consolidated   balance  sheets  that  were
     non-income producing amounted to $104.4 million and $58.5 million at December 31, 2003 and 2002, respectively.

     RESTRUCTURED INVESTMENTS

     The Company had mortgage loans and debt securities that were restructured at below market terms at December 31, 2003 and 2002. The balances of the restructured investments were insignificant. The new terms typically defer a portion of contract interest payments to varying future periods. Gross interest income on restructured assets that would have been recorded in accordance with the original terms of such loans was insignificant in 2003, 2002 and 2001. Interest on these assets, included in net investment income, was also insignificant in 2003, 2002 and 2001.

     NET INVESTMENT INCOME

     ---------------------------------------------------------------------------
     FOR THE YEAR ENDED DECEMBER 31,          2003          2002          2001
     ($ IN MILLIONS)
     ---------------------------------------------------------------------------

     GROSS INVESTMENT INCOME
          Fixed maturities                 $2,465        $2,359        $2,328
          Mortgage loans                      158           167           210
          Trading                             222             9           131
          Other invested assets                58           203            71
          Citigroup Preferred Stock           203           178            53
          Other, including policy loans        82           104           165
     ---------------------------------------------------------------------------
     Total gross investment income          3,188         3,020         2,958
     ---------------------------------------------------------------------------
     Investment expenses                      130            84           127
     ---------------------------------------------------------------------------
     Net Investment Income                 $3,058        $2,936        $2,831
     ---------------------------------------------------------------------------

                THE TRAVELERS INSURANCE COMPANY AND SUBSIDIARIES
                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
                                   (CONTINUED)


     REALIZED AND UNREALIZED INVESTMENT GAINS (LOSSES)

     Net realized investment gains (losses) for the periods were as follows:

     ---------------------------------------------------------------------------
     FOR THE YEAR ENDED DECEMBER 31,                  2003      2002     2001
     ($ IN MILLIONS)
     ---------------------------------------------------------------------------

     REALIZED INVESTMENT GAINS (LOSSES)
        Fixed maturities                              $(28)    $(207)     $207
        Equity securities                               10       (15)      (99)
        Mortgage loans                                 (14)       --         5
        Real estate held for sale                        1         8         3
        Other invested assets                           49       (19)       --
        Derivatives                                     20       (87)       14
        Other                                           (1)       (2)       (5)
     ---------------------------------------------------------------------------
           Total realized investment gains (losses)    $37     $(322)     $125
     ---------------------------------------------------------------------------

     Changes in net unrealized investment gains (losses) that are reported in accumulated other changes in equity from nonowner sources were as follows:

     ---------------------------------------------------------------------------
     FOR THE YEAR ENDED DECEMBER 31,                     2003     2002     2001
     ($ IN MILLIONS)
     ---------------------------------------------------------------------------

     UNREALIZED INVESTMENT GAINS (LOSSES)
        Fixed maturities                               $1,198   $  664   $   85
        Equity securities                                  35        3       40
        Other                                               6       31      (20)
     ---------------------------------------------------------------------------
           Total unrealized investment gains (losses)   1,239      698      105
     ---------------------------------------------------------------------------
        Related taxes                                     421      243       37
     ---------------------------------------------------------------------------
        Change in unrealized investment gains (losses)    818      455       68
        Balance beginning of year                         626      171      103
     ---------------------------------------------------------------------------
           Balance end of year                         $1,444   $  626   $  171
     ---------------------------------------------------------------------------

     VARIABLE INTEREST ENTITIES

     In January 2003, the FASB released FIN 46, which changes the method of determining whether certain entities, including securitization entities, should be included in the Company's consolidated financial statements.

     The implementation of FIN 46 encompassed a review of numerous entities to determine the impact of adoption and considerable judgment was used in evaluating whether or not a VIE should be consolidated. In December 2003, the FASB released a revision of FIN 46 (FIN 46-R or the interpretation), which includes substantial changes from the original. The calculation of expected losses and expected residual returns have both been altered to reduce the impact of decision maker and guarantor fees in the calculation of expected residual returns and expected losses. In addition, FIN 46-R changes the definition of a variable interest. The interpretation permits adoption of either the original or the revised versions of FIN 46 until the first quarter of 2004, at which time FIN 46-R must be adopted. For 2003 year-end, the Company's consolidated financial statements are in accordance with the original. (See "Consolidation of Variable Interest Entities" in the "Accounting Changes" section of Note 1.)

                THE TRAVELERS INSURANCE COMPANY AND SUBSIDIARIES
                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
                                   (CONTINUED)


     The following table represents the carrying amounts and classification of consolidated assets that are collateral for VIE obligations. The assets in this table represent two investment vehicles that the Company was involved with prior to February 1, 2003. These two VIEs are a collateralized debt obligation and a real estate joint venture:

          $ IN MILLIONS                              DECEMBER 31, 2003
          ---------------------------------------------------------------
           Investments                                       $ 400
           Cash                                                 11
           Other                                                 4
                                              ---------------------------
           Total assets of consolidated VIEs                 $ 415
          ---------------------------------------------------------------

     The debt holders of these VIEs have no recourse to the Company. The Company's maximum exposure to loss is limited to its investment of approximately $8 million. The Company regularly becomes involved with VIEs through its investment activities. This involvement is generally restricted to small passive debt and equity investments.

     4.   REINSURANCE

     Reinsurance is used in order to limit losses, minimize exposure to large risks, provide additional capacity for future growth and to effect business-sharing arrangements. Reinsurance is accomplished through various plans of reinsurance, primarily yearly renewable term (YRT), coinsurance and modified coinsurance. Reinsurance involves credit risk and the Company monitors the financial condition of these reinsurers on an ongoing basis. The Company remains primarily liable as the direct insurer on all risks reinsured.

     Since 1997 the majority of universal life business has been reinsured under an 80%/20% YRT quota share reinsurance program and term life business has been reinsured under a 90%/10% YRT quota share reinsurance program.
     Beginning in September 2002, newly issued term life business has been reinsured under a 90%/10% coinsurance quota share reinsurance program. Maximum retention of $2.5 million is generally reached on policies in excess of $12.5 million for universal life and $25.0 million for term insurance. For other plans of insurance, it is the policy of the Company to obtain reinsurance for amounts above certain retention limits on individual life policies, which limits vary with age and underwriting classification. Generally, the maximum retention on an ordinary life risk is $2.5 million. Total in-force business ceded under reinsurance contracts is $356.3 billion and $321.9 billion at December 31, 2003 and 2002, respectively.

     Effective July 1, 2000 the Company sold 90% of its individual long-term care insurance business to General Electric Capital Assurance Company and its subsidiary in the form of indemnity reinsurance arrangements. Written premiums ceded per these arrangements were $226.8 million, $231.8 million and $233.3 million in 2003, 2002 and 2001, respectively, and earned premiums ceded were $226.7 million, $233.8 million and $240.1 million in 2003, 2002 and 2001, respectively.

     On January 3, 1995, the Company sold its group life business to The Metropolitan Life Insurance Company (MetLife) under the form of an indemnity insurance arrangement. Premiums written and earned in 2003, 2002 and 2001 were insignificant.

                  TRAVELERS INSURANCE COMPANY AND SUBSIDIARIES
                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
                                   (CONTINUED)


     Prior to April 1, 2001, the Company also reinsured substantially all of the guaranteed minimum death benefit (GMDB) on its variable annuity product. Total variable annuity account balances with GMDB were $23.5 billion, of which $12.9 billion, or 55%, was reinsured, and $19.1 billion, of which $12.4 billion, or 65%, was reinsured at December 31, 2003 and 2002, respectively. GMDB is payable upon the death of a contractholder. When the benefit payable is greater than the account value of the variable annuity, the difference is called the net amount at risk (NAR). NAR totals $1.7 billion, of which $1.4 billion, or 81%, is reinsured and $4.6 billion, of which $3.8 billion, or 82%, is reinsured at December 31, 2003 and 2002, respectively.

     TIC writes workers' compensation business. This business is reinsured through a 100% quota-share agreement with The Travelers Indemnity Company, an insurance subsidiary of TPC.

     A summary of reinsurance financial data reflected within the consolidated statements of income and balance sheets is presented below ($ in millions):

                                             FOR THE YEARS ENDING DECEMBER 31,
     WRITTEN PREMIUMS                         2003          2002          2001
     ---------------------------------------------------------------------------

     Direct                                 $2,979        $2,610        $2,848
     Assumed                                     1            --             1
     Ceded to:
        The Travelers Indemnity Company          2           (83)         (146)
        Other companies                       (638)         (614)         (591)
     ---------------------------------------------------------------------------
     Total Net Written Premiums             $2,344        $1,913        $2,112
     ===========================================================================

     EARNED PREMIUMS                          2003          2002          2001
     ---------------------------------------------------------------------------

     Direct                                 $3,001        $2,652        $2,879
     Assumed                                     1            --             1
     Ceded to:
        The Travelers Indemnity Company        (21)         (109)         (180)
        Other companies                       (654)         (619)         (598)
     ---------------------------------------------------------------------------
     Total Net Earned Premiums              $2,327        $1,924        $2,102
     ===========================================================================

     The Travelers Indemnity Company was an affiliate in 2001 and for part of 2002. See Note 14.

     Reinsurance recoverables at December 31, 2003 and 2002 include amounts recoverable on unpaid and paid losses and were as follows ($ in millions):

     REINSURANCE RECOVERABLES                2003         2002
     -----------------------------------------------------------
     Life and accident and health business $2,885       $2,589
     Property-casualty business:
          The Travelers Indemnity Company   1,585        1,712
     -----------------------------------------------------------
     Total Reinsurance Recoverables        $4,470       $4,301
     ===========================================================

     Reinsurance recoverables for the life and accident and health business include $1,617 million and $1,351 million at December 31, 2003 and 2002, respectively, from General Electric Capital Assurance Company. Assets collateralizing these receivables are held in trust for the purpose of paying Company claims.

                THE TRAVELERS INSURANCE COMPANY AND SUBSIDIARIES
                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
                                   (CONTINUED)


     Reinsurance recoverables also include $435 million and $472 million at December 31, 2003 and 2002, respectively, from MetLife.

     5.   INTANGIBLE ASSETS

     The  Company's  intangible  assets  are  DAC,  goodwill  and the  value  of
     insurance  in  force.   DAC  and  the  value  of  insurance  in  force  are
     amortizable. The following is a summary of capitalized DAC by type.

                                   Deferred &            Traditional
                                     Payout      UL &      Life &
     In millions of dollars         Annuities    COLI      Other         Total
     ---------------------------------------------------------------------------
     Balance January 1, 2002         $1,137      $430        $1,894     $3,461

     Deferred expenses & other          347       172           349        868
     Amortization expense              (142)      (24)         (238)      (404)
     Underlying lapse and
       interest rate adjustment          22        --            --         22
     Amortization related to SFAS
       91 reassessment                  (11)       --            --        (11)
                                   ---------------------------------------------
     Balance December 31, 2002        1,353       578         2,005      3,936

     Deferred expenses & other          340       221           399        960
     Amortization expense              (212)      (33)         (256)      (501)
                                   ---------------------------------------------
     Balance December 31, 2003       $1,481      $766        $2,148     $4,395
     ---------------------------------------------------------------------------

     The value of insurance in force totaled $112 million and $130 million at December 31, 2003 and 2002, respectively, and is included in other assets. Amortization expense on the value of insurance in force was $18 million, $25 million and $26 million for the year ended December 31, 2003, 2002 and 2001, respectively. Amortization expense related to the value of insurance in force is estimated to be $18 million in 2004, $17 million in 2005, $14 million in 2006, $12 million in 2007 and $8 million in 2008. In 2002 there was an opening balance sheet reclassification between DAC and the value of insurance in force in the amount of $11 million. This had no impact on results of operations or shareholder's equity.

     The Company stopped amortizing goodwill on January 1, 2002. During 2001, the Company reversed $8 million of negative goodwill. Net income adjusted to exclude the impact of goodwill amortization for the year ended December 31, 2001 is as follows:


                                                  Year Ended
      ($ IN MILLIONS)                            December 31, 2001
                                                 -----------------
     Net income:
         Reported net income                          $1,272
         Negative goodwill reversal                       (8)
         Goodwill amortization                             7
                                                      ------
         Adjusted net income                          $1,271
                                                      ======

                THE TRAVELERS INSURANCE COMPANY AND SUBSIDIARIES
                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
                                   (CONTINUED)



     6.   DEPOSIT FUNDS AND RESERVES

     At December 31, 2003 and 2002, the Company had $43.5 billion and $38.8 billion, respectively, of life and annuity deposit funds and reserves. Of that total, $24.7 billion and $21.8 billion is not subject to discretionary withdrawal based on contract terms. The remaining $18.8 billion and $17.0 billion is for life and annuity products that are subject to discretionary withdrawal by the contractholder. Included in the amounts that are subject to discretionary withdrawal is $7.0 billion and $5.7 billion of liabilities that are surrenderable with market value adjustments. Also included are an additional $6.1 billion and $5.5 billion of life insurance and individual annuity liabilities which are subject to discretionary withdrawals, and have an average surrender charge of 5.0% and 4.7%, respectively. In the payout phase, these funds are credited at significantly reduced interest rates. The remaining $5.7 billion and $5.8 billion of liabilities are surrenderable without charge. Approximately 10.0% of these relate to individual life products for each of 2003 and 2002. These risks would have to be underwritten again if transferred to another carrier, which is considered a significant deterrent against withdrawal by long-term policyholders. Insurance liabilities that are surrendered or withdrawn are reduced by outstanding policy loans and related accrued interest prior to payout.

     Included in contractholder funds and in the preceding paragraph are GICs totaling $14.4 billion. The scheduled maturities for these GICs, including interest, are $4.808 billion, $1.333 billion, $1.665 billion, $1.182 billion, $1.149 billion and $2.415 billion in 2004, 2005, 2006, 2007, 2008 and thereafter, respectively. These GICs have a weighted average interest rate of 4.07% at December 31, 2003.

                THE TRAVELERS INSURANCE COMPANY AND SUBSIDIARIES
                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
                                   (CONTINUED)


     7.   FEDERAL INCOME TAXES

     EFFECTIVE TAX RATE
     ($ IN MILLIONS)

     ---------------------------------------------------------------------------
     FOR THE YEAR ENDED DECEMBER 31,        2003           2002          2001
     ---------------------------------------------------------------------------
     Income before federal income taxes   $1,829         $1,503        $1,911
     Statutory tax rate                       35%            35%           35%
     ---------------------------------------------------------------------------
     Expected federal income taxes           640            526           669
     Tax effect of:
          Non-taxable investment income      (91)           (62)          (20)
          Tax reserve release                (79)           (43)          (18)
          Other, net                           1             --            (1)
     ---------------------------------------------------------------------------
     Federal income taxes                 $  471         $  421        $  630
     ===========================================================================
     Effective tax rate                       26%            28%           33%
     ---------------------------------------------------------------------------


     COMPOSITION OF FEDERAL INCOME TAXES
     Current:
          United States                     $330           $217          $424
          Foreign                             30             19            47
     ---------------------------------------------------------------------------
          Total                              360            236           471
     ---------------------------------------------------------------------------
     Deferred:
          United States                      108            182           166
          Foreign                              3              3            (7)
     ---------------------------------------------------------------------------
          Total                              111            185           159
     ---------------------------------------------------------------------------
     Federal income taxes                   $471           $421          $630
     ===========================================================================


     Additional tax benefits (expense) attributable to employee stock plans allocated directly to shareholder's equity for the years ended December 31, 2003, 2002 and 2001 were $3 million, $(17) million and $21 million, respectively.

                THE TRAVELERS INSURANCE COMPANY AND SUBSIDIARIES
                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
                                   (CONTINUED)


     The net deferred tax liability at December 31, 2003 and 2002 was comprised of the tax effects of temporary differences related to the following assets and liabilities:

     ---------------------------------------------------------------------------
     ($ IN MILLIONS)                                   2003             2002
     ---------------------------------------------------------------------------

     Deferred Tax Assets:
        Benefit, reinsurance and other reserves     $   574          $    422
        Operating lease reserves                         52                57
        Employee benefits                               201               199
        Other                                           392               289
     ---------------------------------------------------------------------------
           Total                                      1,219               967
     ---------------------------------------------------------------------------

     Deferred Tax Liabilities:
        Deferred acquisition costs and value
          of insurance in force                      (1,225)          (1,097)
        Investments, net                             (1,795)          (1,180)
        Other                                          (229)            (138)
     ---------------------------------------------------------------------------
           Total                                     (3,249)          (2,415)
     ---------------------------------------------------------------------------
     Net Deferred Tax Liability                     $(2,030)         $(1,448)
     ---------------------------------------------------------------------------

     The Company and its subsidiaries file a consolidated federal income tax return with Citigroup. Federal income taxes are allocated to each member of the consolidated group, according to a Tax Sharing Agreement (the
     Agreement), on a separate return basis adjusted for credits and other amounts required by the Agreement.

     TIC had $52 million and $156 million payable to Citigroup at December 31, 2003 and 2002, respectively, related to the Agreement.

     At December 31, 2003 and 2002, the Company had no ordinary or capital loss carryforwards.

     The policyholders' surplus account, which arose under prior tax law, is generally that portion of the gain from operations that has not been subjected to tax, plus certain deductions. The balance of this account is approximately $932 million. Income taxes are not provided for on this amount because under current U.S. tax rules such taxes will become payable only to the extent such amounts are distributed as a dividend or exceed limits prescribed by federal law. Distributions are not currently contemplated from this account. At current rates the maximum amount of such tax would be approximately $326 million.

                THE TRAVELERS INSURANCE COMPANY AND SUBSIDIARIES
                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
                                   (CONTINUED)


     8.   SHAREHOLDER'S EQUITY

     SHAREHOLDER'S EQUITY AND DIVIDEND AVAILABILITY

     The Company's statutory net income, which includes the statutory net income of all insurance subsidiaries, was $1,104 million, $256 million and $330 million for the years ended December 31, 2003, 2002 and 2001, respectively. The Company's statutory capital and surplus was $7.6 billion and $6.9 billion at December 31, 2003 and 2002, respectively.

     Effective January 1, 2001, the Company began preparing its statutory basis financial statements in accordance with the National Association of
     Insurance Commissioners' ACCOUNTING PRACTICES AND PROCEDURES MANUAL - VERSION EFFECTIVE JANUARY 1, 2001, subject to any deviations prescribed or permitted by its domicilary insurance commissioners (see Permitted Statutory Accounting Practices in Note 1). The impact of this change on the Company's statutory capital and surplus was not significant. The impact of this change on statutory net income was $119 million in 2001, related to recording equity method investment earnings as unrealized gains versus net investment income.

     The Company is currently subject to various regulatory restrictions that limit the maximum amount of dividends available to be paid to its parent without prior approval of insurance regulatory authorities. A maximum of $845 million is available by the end of the year 2004 for such dividends without prior approval of the State of Connecticut Insurance Department, depending upon the amount and timing of the payments. In accordance with the Connecticut statute, TLAC, after reducing its unassigned funds (surplus) by 25% of the change in net unrealized capital gains, may not pay dividends during 2004 without prior approval of the State of Connecticut Insurance Department. Primerica may pay up to $242 million to TIC in 2004 without prior approval of the Commonwealth of Massachusetts Insurance Department. The Company paid dividends of $545 million, $586 million and $472 million in 2003, 2002 and 2001, respectively.

     In connection with the TPC IPO and distribution, the Company's additional paid-in capital increased $1,596 million during 2002 as follows:

     ($ IN MILLIONS)
     Citigroup Series YYY Preferred Stock            $ 2,225
     TLA Holdings LLC                                    142
     Cash and other assets                               189
     Pension, postretirement, and post-
        employment benefits payable                     (279)
     Deferred tax assets                                  98
     Deferred tax liabilities                           (779)
                                                     -------
                                                     $ 1,596
                                                     =======
     See Note 14.

                THE TRAVELERS INSURANCE COMPANY AND SUBSIDIARIES
                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
                                   (CONTINUED)



8.   SHAREHOLDER'S EQUITY

ACCUMULATED OTHER CHANGES IN EQUITY FROM NONOWNER SOURCES, NET OF TAX

Changes in each component of Accumulated Other Changes in Equity from Nonowner Sources were as follows:



                                                  NET UNREALIZED                                             ACCUMULATED
                                                  GAIN/LOSS        FOREIGN CURRENCY     DERIVATIVE           OTHER CHANGES IN
($ IN MILLIONS)                                   ON INVESTMENT    TRANSLATION          INSTRUMENTS AND      EQUITY FROM
                                                  SECURITIES       ADJUSTMENTS          HEDGING ACTIVITIES   NONOWNER SOURCES
--------------------------------------------------------------------------------------------------------------------------------
BALANCE, JANUARY 1, 2001                             $   104              $--                 $  --              $  104
Cumulative effect of change in accounting
   for derivative instruments and hedging
   activities, net of tax of $(16)                        14               --                   (43)                (29)
Unrealized gains on investment securities,
   net of tax of $74                                     138               --                    --                 138
Less: Reclassification adjustment for gains
   included in net income, net of tax of $(38)           (70)              --                    --                 (70)
Foreign currency translation adjustment, net
   of tax of $(2)                                         --               (3)                   --                  (3)
Less: Derivative instrument hedging activity
   losses, net of tax of $(35)                            --               --                   (66)                (66)
--------------------------------------------------------------------------------------------------------------------------------
PERIOD CHANGE                                             82               (3)                 (109)                (30)
--------------------------------------------------------------------------------------------------------------------------------
BALANCE, DECEMBER 31, 2001                               186               (3)                 (109)                 74
Unrealized gains on investment securities,
   net of tax of $167                                    311               --                    --                 311
Add: Reclassification adjustment for losses
   included in net income, net of tax of $78             144               --                    --                 144
Foreign currency translation adjustment, net
  of tax of $2                                            --                3                    --                   3
Less: Derivative instrument hedging activity
   losses,  net of tax of $(42)                           --               --                   (78)                (78)
--------------------------------------------------------------------------------------------------------------------------------
PERIOD CHANGE                                            455                3                   (78)                380
--------------------------------------------------------------------------------------------------------------------------------
BALANCE, DECEMBER 31, 2002                               641               --                  (187)                454
--------------------------------------------------------------------------------------------------------------------------------
Unrealized gains on investment securities,
   net of tax of $407                                    793               --                    --                 793
Add: Reclassification adjustment for losses
   included in net income, net of tax of $13              25               --                    --                  25
Foreign currency translation adjustment, net
   of tax of $3                                           --                4                    --                   4
Add: Derivative instrument hedging activity
   gains, net of tax of $46                               --               --                    84                  84
--------------------------------------------------------------------------------------------------------------------------------
PERIOD CHANGE                                            818                4                    84                 906
--------------------------------------------------------------------------------------------------------------------------------
BALANCE, DECEMBER 31, 2003                           $ 1,459              $ 4                 $(103)             $1,360
--------------------------------------------------------------------------------------------------------------------------------

                THE TRAVELERS INSURANCE COMPANY AND SUBSIDIARIES
                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
                                   (CONTINUED)


9.   BENEFIT PLANS

PENSION AND OTHER POSTRETIREMENT BENEFITS

The Company participates in a qualified, noncontributory defined benefit pension plan sponsored by Citigroup. The Company's share of the expense related to this plan was insignificant in 2003, 2002 and 2001.

The Company also participates in a non-qualified, noncontributory defined benefit pension plan sponsored by Citigroup. During 2002, the Company assumed TPC's share of the non-qualified pension plan related to inactive employees of the former Travelers Insurance entities as part of the TPC spin-off. The Company's share of net expense for this plan was $5 million in 2003, $10 million in 2002, and insignificant in 2001.

In addition, the Company provides certain other postretirement benefits to retired employees through a plan sponsored by Citigroup. The Company assumed TPC's share of the postretirement benefits related to inactive employees of the former Travelers Insurance entities during 2002 as part of the TPC spin-off. The Company's share of net expense for the other postretirement benefit plans was $28 million in 2003, $18 million in 2002 and not significant for 2001.

401(k) SAVINGS PLAN

Substantially all of the Company's employees are eligible to participate in a 401(k) savings plan sponsored by Citigroup. The Company's expenses in connection with the 401(k) savings plan were not significant in 2003, 2002 and 2001. See
Note 13.


10.  LEASES

Most leasing functions for the Company are administered by a Citigroup subsidiary. Net rent expense for the Company was $21 million, $24 million, and $26 million in 2003, 2002 and 2001, respectively.

--------------------------------------------------------------------------------
  YEAR ENDING DECEMBER 31,           MINIMUM OPERATING         MINIMUM CAPITAL
  ($ IN MILLIONS)                     RENTAL PAYMENTS          RENTAL PAYMENTS
--------------------------------------------------------------------------------
  2004                                     $ 47                      $ 5
  2005                                       52                        5
  2006                                       58                        5
  2007                                       58                        6
  2008                                       58                        6
  Thereafter                                 83                       18
--------------------------------------------------------------------------------
  Total Rental Payments                    $355                      $45
================================================================================

Future sublease rental income of approximately $60 million will partially offset these commitments. Also, the Company will be reimbursed for 50%, totaling $135 million through 2011, of the rental expense for a particular lease by an affiliate.

                THE TRAVELERS INSURANCE COMPANY AND SUBSIDIARIES
                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
                                   (CONTINUED)


11.  DERIVATIVE FINANCIAL INSTRUMENTS AND FAIR VALUE OF FINANCIAL INSTRUMENTS

DERIVATIVE FINANCIAL INSTRUMENTS

The Company uses derivative financial instruments, including financial futures contracts, swaps, options and forward contracts, as a means of hedging exposure to interest rate changes, equity price changes, credit and foreign currency risk. The Company also uses derivative financial instruments to enhance portfolio income and replicate cash market investments. The Company, through Tribeca Citigroup Investments Ltd., holds and issues derivative instruments in conjunction with these investment strategies.

The Company uses exchange traded financial futures contracts to manage its exposure to changes in interest rates that arise from the sale of certain insurance and investment products, or the need to reinvest proceeds from the sale or maturity of investments. To hedge against adverse changes in interest rates, the Company enters long or short positions in financial futures contracts, which offset asset price changes resulting from changes in market interest rates until an investment is purchased, or a product is sold. Futures contracts are commitments to buy or sell at a future date a financial instrument, at a contracted price, and may be settled in cash or through delivery.

The Company uses equity option contracts to manage its exposure to changes in equity market prices that arise from the sale of certain insurance products. To hedge against adverse changes in the equity market prices, the Company enters long positions in equity option contracts with major financial institutions. These contracts allow the Company, for a fee, the right to receive a payment if the Standard and Poor's 500 Index falls below agreed upon strike prices.

Currency option contracts are used on an ongoing basis to hedge the Company's exposure to foreign currency exchange rates that result from the Company's direct foreign currency investments. To hedge against adverse changes in exchange rates, the Company enters into contracts that give it the right, but not the obligation, to sell the foreign currency within a limited time at a contracted price that may also be settled in cash, based on differentials in the foreign exchange rate. These contracts cannot be settled prior to maturity.

The Company enters into interest rate swaps in connection with other financial instruments to provide greater risk diversification and better match assets and liabilities. Under interest rate swaps, the Company agrees with other parties to exchange, at specified intervals, the difference between fixed rate and floating rate interest amounts calculated by reference to an agreed upon notional principal amount. The Company also enters into basis swaps in which both legs of the swap are floating with each based on a different index. Generally, no cash is exchanged at the outset of the contract and no principal payments are made by either party. A single net payment is usually made by one counterparty at each due date.

The Company enters into currency swaps in connection with other financial instruments to provide greater risk diversification and better match assets purchased in U.S. Dollars with a corresponding liability originated in a foreign currency. Under currency swaps, the Company agrees with other parties to exchange, at specified intervals, foreign currency for U.S. Dollars. Generally, there is an exchange of foreign currency for U.S. Dollars at the outset of the contract based upon prevailing foreign exchange rates. Swap agreements are not exchange traded so they are subject to the risk of default by the counterparty.

Forward contracts are used on an ongoing basis to hedge the Company's exposure to foreign currency exchange rates that result from the net investment in the Company's Canadian operations as well as direct

                THE TRAVELERS INSURANCE COMPANY AND SUBSIDIARIES
                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
                                   (CONTINUED)

foreign currency investments. To hedge against adverse changes in exchange rates, the Company enters into contracts to exchange foreign currency for U.S. Dollars with major financial institutions. These contracts cannot be settled prior to maturity. At the maturity date the Company must purchase the foreign currency necessary to settle the contracts.

The Company enters into credit default swaps in conjunction with a fixed income investment to reproduce the investment characteristics of a different investment. The Company will also enter credit default swaps to reduce exposure to certain corporate debt security investment exposures that it holds. Under credit default swaps, the Company agrees with other parties to receive or pay, at specified intervals, fixed or floating rate interest amounts calculated by reference to an agreed notional principal amount in exchange for the credit default risk of a specified bond. Swap agreements are not exchange traded so they are subject to the risk of default by the counterparty.

Several of the Company's hedging strategies do not qualify or are not designated as hedges for accounting purposes. This can occur when the hedged item is carried at fair value with changes in fair value recorded in earnings, the derivative contracts are used in a macro hedging strategy, the hedge is not expected to be highly effective, or structuring the hedge to qualify for hedge accounting is too costly or time consuming.

The Company monitors the creditworthiness of counterparties to these financial instruments by using criteria of acceptable risk that are consistent with on-balance sheet financial instruments. The controls include credit approvals, credit limits and other monitoring procedures. Additionally, the Company enters into collateral agreements with its derivative counterparties. As of December 31, 2003, the Company held collateral under these contracts amounting to approximately $96.9 million.

The following table summarizes certain information related to the Company's hedging activities for the years ended December 31, 2003 and 2002:

                                         Year Ended          Year Ended
      In millions of dollars             December 31, 2003   December 31, 2002
      --------------------------------------------------------------------------
      Hedge ineffectiveness recognized
          related to fair value hedges          $(23.2)            $(18.3)

      Hedge ineffectiveness recognized
          related to cash flow hedges             (3.4)              14.8


      Net loss recorded in accumulated
          other changes in equity from
          nonowner sources related to
          net investment hedges                  (33.6)              (8.4)

      Net loss from economic
          hedges recognized in earnings           (1.6)             (32.8)

During the year ended December 31, 2002 the Company recorded a gain of $.3 million from discontinued forecasted transactions. During the year ended December 31, 2003 there were no discontinued forecasted transactions. The amount expected to be reclassified from accumulated other changes in equity from nonowner sources into pre-tax earnings within twelve months from December 31, 2003 is $(90.4) million.

                THE TRAVELERS INSURANCE COMPANY AND SUBSIDIARIES
                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
                                   (CONTINUED)


FINANCIAL INSTRUMENTS WITH OFF-BALANCE SHEET RISK

In the normal course of business, the Company issues fixed and variable rate loan commitments and has unfunded commitments to partnerships and joint ventures. All of these commitments are to unaffiliated entities. The off-balance sheet risk of fixed and variable rate loan commitments was $253.5 million and $240.9 million at December 31, 2003 and 2002, respectively. The Company had unfunded commitments of $527.8 million and $630.0 million to these partnerships at December 31, 2003 and 2002, respectively.

FAIR VALUE OF CERTAIN FINANCIAL INSTRUMENTS

The Company uses various financial instruments in the normal course of its business. Certain insurance contracts are excluded by SFAS No. 107, "Disclosure about Fair Value of Financial Instruments," and therefore are not included in the amounts discussed.

At December 31, 2003 and 2002, investments in fixed maturities had a carrying value and a fair value of $42.3 billion and $36.4 billion, respectively. See Notes 1 and 3.

At December 31, 2003, mortgage loans had a carrying value of $1.9 billion and a fair value of $2.0 billion and at year-end 2002 had a carrying value of $2.0 billion and a fair value of $2.2 billion. In estimating fair value, the Company used interest rates reflecting the current real estate financing market.

Included in other invested assets are 2,225 shares of Citigroup Cumulative Preferred Stock Series YYY, carried at cost of $2,225 million at December 31, 2003 and 2002, acquired as a contribution from TPC. This Series YYY Preferred Stock pays cumulative dividends at 6.767%, has a liquidation value of $1 million per share and has perpetual duration, is not subject to a sinking fund or mandatory redemption but may be optionally redeemed by Citigroup at any time on or after February 27, 2022. Dividends totaling $151 million and $125 million were received in 2003 and 2002, respectively. There is no established market for this investment and it is not practicable to estimate the fair value of the preferred stock.

Included in other invested assets are 987 shares of Citigroup Cumulative Preferred Stock Series YY, carried at cost of $987 million at December 31, 2003 and 2002. This Series YY Preferred Stock pays cumulative dividends at 5.321%, has a liquidation value of $1 million per share, and has perpetual duration, is not subject to a sinking fund or mandatory redemption but may be optionally redeemed by Citigroup at any time on or after December 22, 2018. Dividends totaling $53 million were received during each of 2003, 2002 and 2001. There is no established market for this investment and it is not practicable to estimate the fair value of the preferred stock.

At December 31, 2003, contractholder funds with defined maturities had a carrying value of $13.5 billion and a fair value of $13.7 billion, compared with a carrying value and a fair value of $12.5 billion and $13.3 billion at December 31, 2002. The fair value of these contracts is determined by discounting expected cash flows at an interest rate commensurate with the Company's credit risk and the expected timing of cash flows. Contractholder funds without defined maturities had a carrying value of $13.1 billion and a fair value of $12.8 billion at December 31, 2003, compared with a carrying value of $11.1 billion and a fair value of $10.7 billion at December 31, 2002. These contracts generally are valued at surrender value.

The carrying values of $698 million and $321 million of financial instruments classified as other assets approximated their fair values at December 31, 2003 and 2002, respectively. The carrying value of $2.5 billion and $1.5 billion of financial instruments classified as other liabilities at December 31, 2003 and 2002

                THE TRAVELERS INSURANCE COMPANY AND SUBSIDIARIES
                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
                                   (CONTINUED)

also approximated their fair values at both December 31, 2003 and 2002. Fair value is determined using various methods, including discounted cash flows, as appropriate for the various financial instruments.

Both the assets and liabilities of separate accounts providing a guaranteed return had a carrying value and a fair value of $350 million at December 31, 2003, compared with a carrying value and a fair value of $511 million at December 31, 2002.

The carrying values of cash, trading securities and trading securities sold not yet purchased are carried at fair value. The carrying values of short-term securities and investment income accrued approximated their fair values. The carrying value of policy loans, which have no defined maturities, is considered to be fair value.

12.  COMMITMENTS AND CONTINGENCIES

LITIGATION

In 2003, several issues in the mutual fund and variable insurance product industries have come under the scrutiny of federal and state regulators. Like many other companies in our industry, the Company has received a request for information from the Securities and Exchange Commission (SEC) and a subpoena from the New York Attorney General regarding market timing and late trading. In March 2004 the SEC requested additional information about the Company's variable product operations on market timing, late trading and revenue sharing. The Company is cooperating fully with all of these reviews and is not able to predict their outcomes.

The Company is a defendant or co-defendant in various litigation matters in the normal course of business. These include civil actions, arbitration proceedings and other matters arising in the normal course of business out of activities as an insurance company, a broker and dealer in securities or otherwise. In the opinion of the Company's management, the ultimate resolution of these legal proceedings would not be likely to have a material adverse effect on the Company's consolidated results of operations, financial condition or liquidity.

OTHER

The Company is a member of the Federal Home Loan Bank of Boston (the Bank), and in this capacity has entered into a funding agreement (the agreement) with the Bank where a blanket lien has been granted to collateralize the Bank's deposits. The Company maintains control of these assets, and may use, commingle, encumber or dispose of any portion of the collateral as long as there is no event of default and the remaining qualified collateral is sufficient to satisfy the collateral maintenance level. The agreement further states that upon any event of default, the Bank's recovery is limited to the amount of the member's outstanding funding agreement. The amount of the Company's liability for funding agreements with the Bank as of December 31, 2003 is $1 billion, included in contractholder funds. The Company holds $50 million of common stock of the Bank, included in equity securities.

The Company has provided a guarantee on behalf of Citicorp International Life Insurance Company, Ltd. (CILIC), an affiliate. The Company has guaranteed to pay claims up to $1 billion of life insurance coverage for CILIC. This guarantee takes effect if CILIC cannot pay claims because of insolvency, liquidation or rehabilitation. Life insurance coverage in force under this guarantee at December 31, 2003 is $61 million. The Company does not hold any collateral related to this guarantee.

                THE TRAVELERS INSURANCE COMPANY AND SUBSIDIARIES
                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
                                   (CONTINUED)


13.  RELATED PARTY TRANSACTIONS

Citigroup and certain of its subsidiaries provide investment management and accounting services, payroll, internal auditing, benefit management and administration, property management and investment technology services to the Company as of December 31, 2003. At December 31, 2001 the majority of these services were provided by either Citigroup and its subsidiaries or TPC. The Company paid Citigroup and its subsidiaries $55.3 million, $56.9 million and $43.6 million in 2003, 2002 and 2001, respectively, for these services. The Company paid TPC $4.9 million, $33.6 million and $30.0 million in 2003, 2002 and 2001, respectively, for these services. The amounts due to affiliates related to these services, included in other liabilities at December 31, 2003 and 2002, were insignificant. See Note 14.

The Company has received reimbursements from Citigroup and its affiliates related to the Company's increased benefit and lease expenses after the TPC spin-off. These reimbursements totaled $34.3 million in 2003 and $15.5 million in 2002.

The Company maintains a short-term investment pool in which its insurance affiliates participate. The position of each company participating in the pool is calculated and adjusted daily. At December 31, 2003 and 2002, the pool totaled approximately $3.8 billion and $4.2 billion, respectively. The Company's share of the pool amounted to $3.3 billion and $3.8 billion at December 31, 2003 and 2002, respectively, and is included in short-term securities in the consolidated balance sheets.

At December 31, 2003 and 2002, the Company had outstanding loaned securities to its affiliate Smith Barney (SB), a division of Citigroup Global Markets, Inc., of $238.5 million and $267.1 million, respectively.

Included in other invested assets is a $3.2 billion investment in Citigroup Preferred Stock at December 31, 2003 and 2002, carried at cost. Dividends received on these investments were $204 million in 2003, $178 million in 2002 and $53 million in 2001. See Note 11.

The Company had investments in an affiliated joint venture, Tishman Speyer, in the amount of $166.3 million and $186.1 million at December 31, 2003 and 2002, respectively. Income of $18.6 million, $99.7 million and $65.5 million was earned on these investments in 2003, 2002 and 2001, respectively.

The Company also had an investment in Greenwich Street Capital Partners I, an affiliated private equity investment, in the amount of $48.3 million and $23.6 million at December 31, 2003 and 2002, respectively. Income (loss) of $33.9 million, $0 million and $(41.6) million were earned on this investment in 2003, 2002 and 2001, respectively.

In the ordinary course of business, the Company purchases and sells securities through affiliated broker-dealers. These transactions are conducted on an arm's-length basis.

The Company markets deferred annuity products and life insurance through SB. Annuity deposits related to these products were $835 million, $1.0 billion, and $1.5 billion in 2003, 2002 and 2001, respectively. Life premiums were $114.9 million, $109.7 million and $96.5 million in 2003, 2002 and 2001, respectively. Commissions and fees paid to SB were $70.3 million, $77.0 million and $84.6 million in 2003, 2002 and 2001, respectively.

                THE TRAVELERS INSURANCE COMPANY AND SUBSIDIARIES
                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
                                   (CONTINUED)


The Company also markets individual annuity and life insurance through CitiStreet Retirement Services, a division of CitiStreet LLC, (CitiStreet), a joint venture between Citigroup and State Street Bank. Deposits received from CitiStreet were $1.4 billion in 2003 and $1.6 billion in each of 2002 and 2001. Commissions and fees paid to CitiStreet were $52.9 million, $54.0 million and $59.1 million in 2003, 2002 and 2001, respectively.

The Company markets individual annuity products through an affiliate Citibank, N.A. (together with its subsidiaries, Citibank). Deposits received from Citibank were $357 million, $321 million and $564 million in 2003, 2002 and 2001, respectively. Commissions and fees paid to Citibank were $29.8 million, $24.0 million and $37.2 million in 2003, 2002 and 2001, respectively.

Primerica Financial Services (PFS), an affiliate, is a distributor of products for TLA. PFS sold $714 million, $787 million and $901 million of individual annuities in 2003, 2002 and 2001, respectively. Commissions and fees paid to PFS were $58.1 million, $60.4 million and $67.8 million in 2003, 2002 and 2001, respectively.

Primerica Life has entered into a General Agency Agreement with PFS that provides that PFS will be Primerica Life's general agent for marketing all insurance of Primerica Life. In consideration of such services, Primerica Life agreed to pay PFS marketing fees of no less than $10 million per year based upon U.S. gross direct premiums received by Primerica Life. In each of 2003, 2002, and 2001 the fees paid by Primerica Life were $12.5 million.

The Company sells structured settlement annuities to the property-casualty subsidiaries of TPC. See Note 14.

TIC has made a solvency guarantee for an affiliate, CILIC. See Note 12.

The Company participates in a stock option plan sponsored by Citigroup that provides for the granting of stock options in Citigroup common stock to officers and other employees. To further encourage employee stock ownership, Citigroup introduced the WealthBuilder stock option program during 1997 and the Citigroup Ownership Program in 2001. Under these programs, all employees meeting established requirements have been granted Citigroup stock options. During 2001, Citigroup introduced the Citigroup 2001 Stock Purchase Program for new employees, which allowed eligible employees of Citigroup, including the Company's employees, to enter into fixed subscription agreements to purchase shares at the market value on the date of the agreements. During 2003 Citigroup introduced the Citigroup 2003 Stock Purchase Program, which allowed eligible employees of Citigroup, including the Company's employees, to enter into fixed subscription agreements to purchase shares at the lesser of the market value on the first date of the offering period or the market value at the close of the offering period. Enrolled employees are permitted to make one purchase prior to the expiration date. The Company's charge to income for these plans was insignificant in 2003, 2002 and 2001.

The Company also participates in the Citigroup Capital Accumulation Program. Participating officers and other employees receive a restricted stock award in the form of Citigroup common stock. These restricted stock awards generally vest after a three-year period and, except under limited circumstances, the stock can not be sold or transferred during the restricted period by the participant, who is required to render service to the Company during the restricted period. The Company's charge to income for this program was insignificant in 2003, 2002 and 2001.

                THE TRAVELERS INSURANCE COMPANY AND SUBSIDIARIES
                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
                                   (CONTINUED)


Unearned compensation expense associated with the Citigroup restricted common stock grants, which represents the market value of Citigroup's common stock at the date of grant, is included in other assets in the consolidated balance sheet and is recognized as a charge to income ratably over the vesting period. The Company's charge to income was insignificant during 2003, 2002 and 2001.

14.  TRAVELERS PROPERTY CASUALTY SPIN-OFF

On March 27, 2002, TPC, the Company's parent at December 31, 2001, completed its IPO. On August 20, 2002, Citigroup made a tax-free distribution to its stockholders of a majority portion of its remaining interest in TPC. Prior to the IPO the following transactions occurred:

     o The common stock of the Company was distributed by TPC to CIHC so the Company would remain an indirect wholly owned subsidiary of Citigroup.

     o The Company sold its home office buildings in Hartford, Connecticut and a building housing TPC's information systems in Norcross, Georgia to TPC for $68 million.

     o TLA Holdings LLC, a non-insurance subsidiary valued at $142 million, was contributed to the Company by TPC.

     o The Company assumed pension, postretirement and post employment benefits payable to all inactive employees of the former Travelers Insurance entities and received $189 million of cash and other assets from TPC to offset these benefit liabilities. In March 2003, TPC paid the Company $22.6 million as a settlement for these benefit-related liabilities.

     o The Company received 2,225 shares of Citigroup's 6.767% Cumulative Preferred Stock, Series YYY, with a par value of $1.00 per share and a liquidation value of $1 million per share as a contribution from TPC.

At December 31, 2001, TPC and its subsidiaries were affiliates of the Company and provided certain services to the Company. These services included data processing, facilities management, banking and financial functions, benefits administration and others. During 2002, the Company began phasing out these services. The Company still receives certain services from TPC on a contract basis. The Company paid TPC $4.9 million, $33.6 million and $30.0 million in 2003, 2002 and 2001, respectively, for these services.

The Company sells structured settlement annuities to the property-casualty insurance subsidiaries of TPC. Such premiums and deposits were $159 million and $194 million for 2002 and 2001, respectively.

The Company has a license from TPC to use the names "Travelers Life & Annuity," "The Travelers Insurance Company," "The Travelers Life and Annuity Company" and related names in connection with the Company's business.

                THE TRAVELERS INSURANCE COMPANY AND SUBSIDIARIES
                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
                                   (CONTINUED)


15.  RECONCILIATION OF NET INCOME TO NET CASH PROVIDED BY OPERATING ACTIVITIES


The following table reconciles net income to net cash provided by operating activities:


--------------------------------------------------------------------------------
FOR THE YEAR ENDED DECEMBER 31,                     2003       2002       2001
($ IN MILLIONS)
--------------------------------------------------------------------------------

Net Income                                       $ 1,358    $ 1,082    $ 1,281
    Adjustments to reconcile net income to net
    cash provided by operating activities:
       Realized (gains) losses                       (37)       322       (125)
       Deferred federal income taxes                  58        185        159
       Amortization of deferred policy
         acquisition costs                           501        393        379
       Additions to deferred policy acquisition
         costs                                      (960)      (879)      (851)
       Investment income                            (503)      (119)      (493)
       Premium balances                                8         (7)         7
       Insurance reserves and accrued expenses       832        493        686
       Other                                        (443)      (402)       237
--------------------------------------------------------------------------------
Net cash provided by operations                  $   814    $ 1,068    $ 1,280
--------------------------------------------------------------------------------

16.  NON-CASH INVESTING AND FINANCING ACTIVITIES

In 2003, significant non-cash investing and financing activities include the acquisition of real estate through foreclosures of mortgage loans amounting to $129 million. In 2002, these activities include the contribution of $2,225 million of Citigroup YYY Preferred Stock and related deferred tax liability of $779 million; a $17 million COLI asset and $98 million deferred tax asset related to the transfer of $279 million of pension and postretirement benefits, transferred for $172 million cash; and the contribution of a non-insurance company, TLA Holdings, LLC, for $142 million. In 2001, these activities were insignificant.

                          INDEPENDENT AUDITORS' REPORT





The Board of Directors and Shareholder
The Travelers Insurance Company:


Under date of February 26, 2004, we reported on the consolidated balance sheets of The Travelers Insurance Company and subsidiaries as of December 31, 2003 and 2002, and the related consolidated statements of income, changes in shareholder's equity and cash flows for each of the years in the three-year period ended December 31, 2003, which are included in the Form 10-K. In connection with our audits of the aforementioned consolidated financial statements, we also audited the related consolidated financial statement schedules as listed in the accompanying index. These financial statement schedules are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statement schedules based on our audits.

In our opinion, such financial statement schedules, when considered in relation to the basic consolidated financial statements taken as a whole, present fairly, in all material respects, the information set forth therein.

As discussed in Note 1 to the consolidated financial statements, the Company changed its methods of accounting for variable interest entities in 2003, for goodwill and intangible assets in 2002, and for derivative instruments and hedging activities and for securitized financial assets in 2001.


/s/KPMG LLP

Hartford, Connecticut
February 26, 2004

                THE TRAVELERS INSURANCE COMPANY AND SUBSIDIARIES

                                   SCHEDULE I
       SUMMARY OF INVESTMENTS - OTHER THAN INVESTMENTS IN RELATED PARTIES
                                DECEMBER 31, 2003
                                 ($ IN MILLIONS)



--------------------------------------------------------------------------------
TYPE OF INVESTMENT                                                AMOUNT SHOWN
                                                                   IN BALANCE
                                                COST       VALUE    SHEET(1)
--------------------------------------------------------------------------------

Fixed Maturities:
   Bonds:
       U.S. Government and government
         agencies and Authorities              $ 6,487    $ 6,642    $ 6,642
       States, municipalities and political
         subdivisions                              379        398        398
       Foreign governments                         690        740        740
       Public utilities                          2,702      2,901      2,901
       Convertible bonds and bonds with
         warrants attached                         187        208        208
       All other corporate bonds                29,519     31,260     31,260
--------------------------------------------------------------------------------
          Total Bonds                           39,964     42,149     42,149
   Redeemable preferred stocks                     155        174        174
--------------------------------------------------------------------------------
      Total Fixed Maturities                    40,119     42,323     42,323
--------------------------------------------------------------------------------

Equity Securities:
   Common Stocks:
      Banks, trust and insurance companies          14         16         16
      Industrial, miscellaneous and all other       95        118        118
--------------------------------------------------------------------------------
         Total Common Stocks                       109        134        134
   Nonredeemable preferred stocks                  214        228        228
--------------------------------------------------------------------------------
      Total Equity Securities                      323        362        362
--------------------------------------------------------------------------------

Mortgage Loans                                   1,886                 1,886
Real Estate Held For Sale                           96                    96
Policy Loans                                     1,135                 1,135
Short-Term Securities                            3,603                 3,603
Trading Securities                               1,707                 1,707
Other Investments   (2)  (3)  (4)                1,465                 1,465
--------------------------------------------------------------------------------
      Total Investments                        $50,334               $52,577
================================================================================

(1) Determined in accordance with methods described in Notes 1 and 3 of the Notes to Consolidated Financial Statements.

(2) Excludes $3.2 billion of Citigroup Inc. preferred stock. See Note 13 of Notes to Consolidated Financial Statements.

(3) Also excludes $415 million fair value of investment in affiliated partnership interests.

(4) Includes derivatives marked to market and recorded at fair value in the balance sheet.

                THE TRAVELERS INSURANCE COMPANY AND SUBSIDIARIES

                                  SCHEDULE III
                       SUPPLEMENTARY INSURANCE INFORMATION
                                 ($ IN MILLIONS)


------------------------------------------------------------------------------------------------------------------------------------

                                        FUTURE
                                        POLICY        OTHER
                                        BENEFITS,     POLICY                                      AMORTIZATION
                          DEFERRED      LOSSES,       CLAIMS                           BENEFITS,  OF DEFERRED
                          POLICY        CLAIMS        AND                 NET          CLAIMS     POLICY          OTHER
                          ACQUISITION   AND LOSS      BENEFITS  PREMIUM   INVESTMENT   AND        ACQUISITION    OPERATING  PREMIUMS
                          COSTS         EXPENSES(1)   PAYABLE   REVENUE   INCOME       LOSSES(2)  COSTS          EXPENSES    WRITTEN
------------------------------------------------------------------------------------------------------------------------------------
                    2003
                    ----

Travelers Life & Annuity   $2,361         $42,023       $532    $1,082      $2,743     $2,816         $266          $240     $1,093
Primerica                   2,034           3,500        161     1,245         315        534          235           219      1,251
------------------------------------------------------------------------------------------------------------------------------------
Total                      $4,395         $45,523       $693    $2,327      $3,058     $3,350         $501          $459     $2,344
====================================================================================================================================

                    2002
                    ----

Travelers Life & Annuity   $2,043         $37,774       $461      $730      $2,646     $2,404         $174          $190       $729
Primerica                   1,893           3,261        147     1,194         290        527          219           217      1,184
------------------------------------------------------------------------------------------------------------------------------------
Total                      $3,936         $41,035       $608    $1,924      $2,936     $2,931         $393          $407     $1,913
====================================================================================================================================

                    2001
                    ----

Travelers Life & Annuity   $1,672         $33,475       $368     $ 957      $2,530     $2,534        $171           $154      $ 955
Primerica                   1,789           3,044        144     1,145         301        507         208            217      1,157
------------------------------------------------------------------------------------------------------------------------------------
Total                      $3,461         $36,519       $512    $2,102      $2,831     $3,041        $379           $371     $2,112
====================================================================================================================================

(1)  Includes contractholder funds.

(2)  Includes interest credited to contractholders.

                THE TRAVELERS INSURANCE COMPANY AND SUBSIDIARIES

                                   SCHEDULE IV
                                   REINSURANCE
                                 ($ IN MILLIONS)



--------------------------------------------------------------------------------
                                                      ASSUMED         PERCENTAGE
                                          CEDED TO     FROM            OF AMOUNT
                                  GROSS     OTHER      OTHER     NET    ASSUMED
                                  AMOUNT  COMPANIES  COMPANIES  AMOUNT  TO NET
--------------------------------------------------------------------------------


2003
----
Life Insurance In Force          $593,006  $356,298  $  3,519  $240,227   1.4%
Premiums:
   Life insurance                $  2,672       419  $      1  $  2,254    --
   Accident and health insurance      308       235        --        73    --
   Property casualty                   21        --        --        --    --
                                 --------  --------  --------  --------  ----
      Total Premiums             $  3,001  $    675  $      1  $  2,327    --
                                 ========  ========  ========  ========  ====

2002
----
Life Insurance In Force          $549,066  $321,940  $  3,568  $230,694   1.5%
Premiums:
   Life insurance                $  2,227       377  $     --  $  1,850    --
   Accident and health insurance      316       242        --        74    --
   Property casualty                  109       109        --        --    --
                                 --------  --------  --------  --------  ----
      Total Premiums             $  2,652  $    728  $     --  $  1,924    --
                                 ========  ========  ========  ========  ====


2001
----
Life Insurance In Force          $510,457  $285,696  $  3,636  $228,397   1.6%
Premiums:
   Life insurance                $  2,378  $    352  $     --  $  2,026    --
   Accident and health insurance      321       246         1        76    --
   Property casualty                  180       180        --        --    --
                                 --------  --------  --------  --------  ----
      Total Premiums             $  2,879  $    778  $      1  $  2,102    --
                                 ========  ========  ========  ========  ====

                                    PRIMELITE
                                  PRIMELITE II



                       STATEMENT OF ADDITIONAL INFORMATION



            THE TRAVELERS SEPARATE ACCOUNT PF FOR VARIABLE ANNUITIES














                      INDIVIDUAL VARIABLE ANNUITY CONTRACT
                                    ISSUED BY







                         THE TRAVELERS INSURANCE COMPANY
                                  ONE CITYPLACE
                        HARTFORD, CONNECTICUT 06103-3415












L-12684S                                                                May 2004

                                     PART C

                                OTHER INFORMATION
                                -----------------

ITEM 24.      FINANCIAL STATEMENTS AND EXHIBITS

(a) The financial statements of the Registrant and the Report of Independent Auditors thereto are contained in the Registrant's Annual Report and are included in the Statement of Additional Information. The financial statements of the Registrant include:

       Statement of Assets and Liabilities as of December 31, 2003
       Statement of Operations for the year ended December 31, 2003
       Statement of Changes in Net Assets for the years ended December 31, 2003 and 2002
       Statement of Investments as of December 31, 2003
       Notes to Financial Statements

       The consolidated financial statements and schedules of The Travelers Insurance Company and subsidiaries and the report of Independent Auditors, are contained in the Statement of Additional Information. The consolidated financial statements of The Travelers Insurance Company and subsidiaries include:

       Consolidated Statements of Income for the years ended December 31, 2003,
          2002 and 2001
       Consolidated Balance Sheets as of December 31, 2003 and 2002 Consolidated Statements of Changes in Retained Earnings and Accumulated
          Other Changes in Equity from Non-Owner Sources for the years ended December 31, 2003, 2002 and 2001
       Consolidated Statements of Cash Flows for the years ended December 31,
          2003, 2002 and 2001
       Notes to Consolidated Financial Statements

(b)    Exhibits

     EXHIBIT
      NUMBER      DESCRIPTION
      ------      -----------

       1. Resolution of The Travelers Insurance Company Board of Directors authorizing the establishment of the Registrant. (Incorporated herein by reference to Exhibit 1 to the Registration Statement on Form N-4, File No. 333-32589, filed July 31, 1997.)

       2.         Not Applicable.

       3(a). Distribution and Principal Underwriting Agreement among the Registrant, The Travelers Insurance Company and Travelers Distribution LLC (Incorporated herein by reference to Exhibit 3(a) to Post Effective Amendment No. 4 to the Registration Statement on Form N-4, File No. 333-58783 filed February 26, 2001.)

       3(b) Selling Agreement. (Incorporated herein by reference to Exhibit 3(b) to Post-Effective Amendment No. 2 the Registration Statement on Form N-4, File No. 333-65942 filed April 15, 2003.)

       4. Variable Annuity Contract. (Incorporated herein by reference to Exhibit 4 to Pre-Effective Amendment No. 1 to the Registration Statement on Form N-4, File No. 333-72334, filed January 23, 2002.)

       5. Application. (Incorporated herein by reference to Exhibit 5 to Pre-Effective Amendment No. 1 to the Registration Statement on Form N-4, File No. 333-32589, filed November 4, 1997.)

       6(a). Charter of The Travelers Insurance Company, as amended on October 19, 1994. (Incorporated herein by reference to Exhibit 3(a)(i) to Registration Statement on Form S-2, File No. 33-58677, filed on April 18, 1995.)

       6(b). By-Laws of The Travelers Insurance Company, as amended on October 20, 1994. (Incorporated herein by reference to Exhibit 3(b)(i) to the Registration Statement on Form S-2, File No. 33-58677, filed on April 18, 1995.)

       7. Specimen Reinsurance Contract. (Incorporated herein by reference to Exhibit 7 to the Registration Statement on Form N-4 , File No. 333-65942, filed April 15, 2003.)

       8. Specimen Participation Agreement. (Incorporated herein by reference to Exhibit h to the Registration Statement on Form N-6 , File No. 333-56952, filed February 7, 2003.)

       9. Opinion of Counsel as to the legality of securities being registered. (Incorporated herein by reference to Exhibit 9 to Pre-Effective Amendment No. 1 on Form N-4, File No. 333-72334, filed January 23, 2002.)

      10.         Consent of KPMG LLP, Independent Auditors. Filed herewith.

      11.         Not applicable.

      12.         Not applicable.

      15.         Powers of Attorney authorizing Ernest J. Wright or Kathleen A.
                  McGah as signatory for George C. Kokulis. (Incorporated herein by reference to exhibit 15(b) to Post-Effective Amendment No. 3 to the Registration Statement on Form N-4, File No. 333-32589, filed April 17, 2000.)

                  Powers of Attorney authorizing Ernest J. Wright or Kathleen A. McGah as signatory for Glenn D. Lammey and Marla Berman Lewitus. (Incorporated herein by reference to Exhibit 15(b) to Post-Effective Amendment No. 4 to the Registration Statement on Form N-4, File No. 333-32589, filed April 6, 2001.)

                  Power of Attorney authorizing Ernest J. Wright or Kathleen A. McGah as signatory for Kathleen A. Preston. (Incorporated herein by reference to Exhibit 15 to Post-Effective Amendment No. 1 to the Registration Statement on Form N-4, file No. 333-72334 filed April 19, 2002.


ITEM 25.      DIRECTORS AND OFFICERS OF THE DEPOSITOR


NAME AND PRINCIPAL                             POSITIONS AND OFFICES
BUSINESS ADDRESS                               WITH INSURANCE COMPANY
----------------                               ----------------------
George C. Kokulis*                             Director, Chairman, President and Chief Executive Officer
Glenn D. Lammey*                               Director, Senior Executive Vice President, Chief Financial Officer,
                                               Chief Accounting Officer
Kathleen L. Preston*                           Director and Executive Vice President
Edward W. Cassidy*                             Senior Vice President
Winnifred Grimaldi*                            Senior Vice President
Marla Berman Lewitus*                          Director, Senior Vice President and General Counsel
Brendan Lynch*                                 Senior Vice President
David A. Tyson*                                Senior Vice President
David A. Golino*                               Vice President and Controller
Donald R. Munson, Jr.*                         Vice President
Mark Remington*                                Vice President
Tim W. Still*                                  Vice President
Bennett Kleinberg*                             Vice President
Dawn Fredette*                                 Vice President
George E. Eknaian*                             Vice President and Chief Actuary
Linn K. Richardson*                            Second Vice President and Actuary
Paul Weissman*                                 Second Vice President and Actuary
Ernest J.Wright*                               Vice President and Secretary
Kathleen A. McGah*                             Assistant Secretary and Deputy General Counsel

Principal Business Address:

*        The Travelers Insurance Company
         One Cityplace
         Hartford, CT  06103-3415

ITEM 26. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH THE DEPOSITOR OR REGISTRANT

Incorporated herein by reference to Exhibit 16 to Post-Effective Amendment No.6 to the Registration Statement on Form N-4, File No. 333-82009, filed April 14, 2004.

ITEM 27.      NUMBER OF CONTRACT OWNERS

As of February 29, 2004, 1,262 Contract Owners held qualified and non-qualified contracts offered by the Registrant.

ITEM 28.      INDEMNIFICATION

Sections 33-770 to 33-778, inclusive of the Connecticut General Statutes ("C.G.S.") regarding indemnification of directors and officers of Connecticut corporations provides in general that Connecticut corporations shall indemnify their officers, directors and certain other defined individuals against judgments, fines, penalties, amounts paid in settlement and reasonable expenses actually incurred in connection with proceedings against the corporation. The corporation's obligation to provide such indemnification generally does not apply unless (1) the individual is wholly successful on the merits in the defense of any such proceeding; or (2) a determination is made (by persons specified in the statute) that the individual acted in good faith and in the best interests of the corporation and in all other cases, his conduct was at least not opposed to the best interests of the corporation, and in a criminal case he had no reasonable cause to believe his conduct was unlawful; or (3) the court, upon application by the individual, determines in view of all of the circumstances that such person is fairly and reasonably entitled to be indemnified, and then for such amount as the court shall determine. With respect to proceedings brought by or in the right of the corporation, the statute provides that the corporation shall indemnify its officers, directors and certain other defined individuals, against reasonable expenses actually incurred by them in connection with such proceedings, subject to certain limitations.

Citigroup Inc. also provides liability insurance for its directors and officers and the directors and officers of its subsidiaries, including the Registrant. This insurance provides for coverage against loss from claims made against directors and officers in their capacity as such, including, subject to certain exceptions, liabilities under the federal securities laws.

RULE 484 UNDERTAKING

Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the registrant pursuant to the foregoing provisions, or otherwise, the registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the registrant of expenses incurred or paid by a director, officer or controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

ITEM 29.      PRINCIPAL UNDERWRITER

(a)    Travelers Distribution LLC
       One Cityplace
       Hartford, CT 06103-3415

Travelers Distribution LLC also serves as principal underwriter and distributor for the following funds:

The Travelers Fund U for Variable Annuities, The Travelers Fund VA for Variable Annuities, The Travelers Fund BD for Variable Annuities, The Travelers Fund BD II for Variable Annuities, The Travelers Fund BD III for Variable Annuities, The Travelers Fund BD IV for Variable Annuities, The Travelers Fund ABD for Variable Annuities, The Travelers Fund ABD II for Variable Annuities, The Travelers Separate Account PF II for Variable Annuities, The Travelers Separate Account QP for Variable Annuities, The Travelers Separate Account TM for Variable Annuities, The Travelers Separate Account TM II for Variable Annuities, The Travelers Separate Account Five for Variable Annuities, The Travelers Separate Account Six for Variable Annuities, The Travelers

Separate Account Seven for Variable Annuities, The Travelers Separate Account Eight for Variable Annuities, The Travelers Separate Account Nine for Variable Annuities, The Travelers Separate Account Ten for Variable Annuities, The Travelers Fund UL for Variable Life Insurance, The Travelers Fund UL II for Variable Life Insurance, The Travelers Fund UL III for Variable Life Insurance, The Travelers Variable Life Insurance Separate Account One, The Travelers Variable Life Insurance Separate Account Two, The Travelers Variable Life Insurance Separate Account Three, The Travelers Variable Life Insurance Separate Account Four, The Travelers Separate Account MGA, The Travelers Separate Account MGA II, The Travelers Growth and Income Stock Account for Variable Annuities, The Travelers Quality Bond Account for Variable Annuities, The Travelers Money Market Account for Variable Annuities, The Travelers Timed Growth and Income Stock Account for Variable Annuities, The Travelers Timed Short-Term Bond Account for Variable Annuities and The Travelers Timed Aggressive Stock Account for Variable Annuities, Citicorp Life Variable Annuity Separate Account and First Citicorp Life Variable Annuity Separate Account, TIC Separate Account Eleven for Variable Annuities, TLAC Separate Account Twelve for Variable Annuities, TIC Separate Account Thirteen for Variable Annuities, TLAC Separate Account Fourteen for Variable Annuities, TIC Variable Annuity Separate Account 2002, and TLAC Variable Annuity Separate Account 2002.

(b)    NAME AND PRINCIPAL               POSITIONS AND OFFICES
       BUSINESS ADDRESS                 WITH UNDERWRITER
       ----------------                 ----------------
       Kathleen L. Preston              Board of Manager
       Glenn D. Lammey                  Board of Manager
       William F. Scully III            Board of Manager
       Donald R. Munson, Jr.            Board of Manager, President, Chief Executive Officer and Chief Operating
                                        Officer
       Tim W. Still                     Vice President
       Anthony Cocolla                  Vice President
       John M. Laverty                  Treasurer and Chief Financial Officer
       Stephen E. Abbey                 Chief Compliance Officer
       Alison K. George                 Director and Chief Advertising Compliance Officer
       Stephen T. Mullin                Chief Compliance Officer
       Ernest J. Wright                 Secretary
       Kathleen A. McGah                Assistant Secretary
       William D. Wilcox                Assistant Secretary

* The business address for all the above is: One Cityplace, Hartford, CT 06103-3415

(c)    Not Applicable

ITEM 30.      LOCATION OF ACCOUNTS AND RECORDS

(1)    The Travelers Insurance Company
       One Cityplace
       Hartford, Connecticut  06103-3415

ITEM 31.      MANAGEMENT SERVICES

Not Applicable.

ITEM 32.      UNDERTAKINGS

The undersigned Registrant hereby undertakes:

(a) To file a post-effective amendment to this registration statement as frequently as is necessary to ensure that the audited financial statements in the registration statement are never more than sixteen months old for so long as payments under the variable annuity contracts may be accepted;

(b) To include either (1) as part of any application to purchase a contract offered by the prospectus, a space that an applicant can check to request a Statement of Additional Information, or (2) a post card or similar written communication affixed to or included in the prospectus that the applicant can remove to send for a Statement of Additional Information; and

(c) To deliver any Statement of Additional Information and any financial statements required to be made available under this Form N-4 promptly upon written or oral request.

The Company hereby represents:

(a) That the aggregate charges under the Contracts of the Registrant described herein are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by the Company.

                                   SIGNATURES

As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets the requirements of Securities Act Rule 485(b) for effectiveness of this amendment to this registration statement and has caused this amendment to this registration statement to be signed on its behalf, in the City of Hartford, and State of Connecticut, on this 28th day of April, 2004.


            THE TRAVELERS SEPARATE ACCOUNT PF FOR VARIABLE ANNUITIES
                                  (Registrant)


                         THE TRAVELERS INSURANCE COMPANY
                                   (Depositor)



                                By: *GLENN D. LAMMEY
                                    --------------------------------------------
                                    Glenn D. Lammey, Chief Financial Officer,
                                    Chief Accounting Officer


As required by the Securities Act of 1933, this registration statement has been signed by the following persons in the capacities indicated on the 28th day of April 2004.


*GEORGE C. KOKULIS                      Director, President and Chief Executive
---------------------------------       Officer (Principal Executive Officer)
(George C. Kokulis)


*GLENN D. LAMMEY                        Director, Chief Financial Officer, Chief
---------------------------------       Accounting Officer (Principal Financial
(Glenn D. Lammey)                       Officer)


*MARLA BERMAN LEWITUS                   Director
---------------------------------
(Marla Berman Lewitus)


*KATHLEEN L. PRESTON                    Director
---------------------------------
(Kathleen L. Preston)





*By:   /s/Ernest J. Wright, Attorney-in-Fact

                                  EXHIBIT INDEX


  EXHIBIT NO.    DESCRIPTION
  -----------    -----------
      10.        Consent of KPMG LLP, Independent Auditors